USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Aggressive Growth Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Communication Services (9.4%):
Alphabet, Inc. Class C (a)	56,468	$129,838
Meta Platforms, Inc. Class A (a)	102,384	20,525
Netflix, Inc. (a)	25,015	4,762
Twitter, Inc. (a)	97,370	4,773
		159,898
Communications Equipment (2.6%):
Arista Networks, Inc. (a)	254,195	29,378
Motorola Solutions, Inc.	72,920	15,582
		44,960
Consumer Discretionary (21.0%):
Airbnb, Inc. Class A (a)	131,960	20,218
Amazon.com, Inc. (a)	37,399	92,960
Aptiv PLC (a)	128,592	13,682
Booking Holdings, Inc. (a)	9,444	20,874
Burlington Stores, Inc. (a)	82,340	16,761
Chipotle Mexican Grill, Inc. (a)	6,895	10,036
Lululemon Athletica, Inc. (a)	77,786	27,585
NIKE, Inc. Class B	192,868	24,051
O'Reilly Automotive, Inc. (a)	53,713	32,580
Tesla, Inc. (a)	53,781	46,830
Tractor Supply Co.	136,743	27,547
Ulta Beauty, Inc. (a)	60,251	23,908
		357,032
Consumer Staples (1.5%):
Church & Dwight Co., Inc.	54,052	5,273
Constellation Brands, Inc. Class A	79,882	19,658
		24,931
Electronic Equipment, Instruments & Components (2.2%):
CDW Corp.	118,668	19,364
Teledyne Technologies, Inc. (a)	40,015	17,269
		36,633
Energy (0.6%):
Diamondback Energy, Inc.	81,697	10,313

Financials (4.1%):
Blackstone, Inc.	175,595	17,835
LPL Financial Holdings, Inc.	45,976	8,637
MSCI, Inc.	63,472	26,738
S&P Global, Inc.	26,879	10,120
The Charles Schwab Corp.	93,699	6,215
		69,545
Health Care (12.5%):
Align Technology, Inc. (a)	46,856	13,584
Charles River Laboratories International, Inc. (a)	39,440	9,525
Dexcom, Inc. (a)	68,438	27,962
Edwards Lifesciences Corp. (a)	93,522	9,893
Jazz Pharmaceuticals PLC (a)	120,697	19,338
Tenet Healthcare Corp. (a)	112,915	8,188
Thermo Fisher Scientific, Inc.	57,521	31,805
Veeva Systems, Inc. Class A (a)	91,234	16,600
Vertex Pharmaceuticals, Inc. (a)	119,886	32,755

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Aggressive Growth Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	37,669	$11,868
Zoetis, Inc.	168,909	29,939
		211,457
Industrials (4.6%):
Carrier Global Corp.	192,501	7,367
CoStar Group, Inc. (a)	235,718	14,996
Deere & Co.	24,886	9,396
Generac Holdings, Inc. (a)	113,167	24,826
Uber Technologies, Inc. (a)	676,480	21,296
		77,881
IT Services (6.2%):
Gartner, Inc. (a)	46,808	13,600
Twilio, Inc. Class A (a)	42,996	4,808
Visa, Inc. Class A	406,639	86,667
		105,075
Materials (0.3%):
Ball Corp.	67,234	5,457

Real Estate (0.8%):
Extra Space Storage, Inc.	69,982	13,297

Semiconductors & Semiconductor Equipment (7.5%):
Advanced Micro Devices, Inc. (a)	122,712	10,494
Broadcom, Inc.	21,370	11,847
Lam Research Corp.	30,760	14,327
Marvell Technology, Inc.	244,542	14,203
Monolithic Power Systems, Inc.	19,439	7,625
NVIDIA Corp.	366,993	68,066
		126,562
Software (19.1%):
Adobe, Inc. (a)	58,118	23,012
AppLovin Corp. Class A (a)	189,562	7,232
Cadence Design Systems, Inc. (a)	193,305	29,160
Crowdstrike Holdings, Inc. Class A (a)	63,042	12,530
Microsoft Corp.	514,225	142,708
Palo Alto Networks, Inc. (a)	54,854	30,788
RingCentral, Inc. Class A (a)	33,344	2,829
ServiceNow, Inc. (a)	104,438	49,932
Synopsys, Inc. (a)	38,564	11,060
The Trade Desk, Inc. Class A (a)	268,832	15,839
		325,090
Technology Hardware, Storage & Peripherals (5.9%):
Apple, Inc.	636,173	100,293
Total Common Stocks (Cost $1,197,097)		1,668,424
Total Investments (Cost $1,197,097) — 98.3%		1,668,424
Other assets in excess of liabilities — 1.7%		29,368
NET ASSETS - 100.00%		$1,697,792

(a)	Non-income producing security.

PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Capital Growth Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Australia (2.4%):

Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	84,066	$1,950

Energy (0.2%):
Santos Ltd.	102,492	573
Woodside Petroleum Ltd.	29,239	636
		1,209
Financials (0.6%):
Macquarie Group Ltd.	22,024	3,170
National Australia Bank Ltd.	61,515	1,404
		4,574
Health Care (0.5%):
CSL Ltd.	15,749	3,005
Sonic Healthcare Ltd.	27,313	705
		3,710
Materials (0.5%):
BHP Group Ltd.	103,992	3,474
Rio Tinto Ltd.	12,070	955
		4,429
Real Estate (0.3%):
Charter Hall Group	48,889	525
Scentre Group	807,053	1,681
Stockland	176,854	512
		2,718
Utilities (0.1%):
Origin Energy Ltd.	158,044	756
		19,346
Austria (0.1%):

Industrials (0.1%):
ANDRITZ AG	12,097	514

Belgium (0.2%):

Information Technology (0.2%):
Melexis NV	16,110	1,382

Materials (0.0%):(a)
Titan Cement International SA	21,754	305
		1,687
Brazil (0.4%):

Consumer Discretionary (0.0%):(a)
Vibra Energia SA	61,400	262

Consumer Staples (0.1%):
Sao Martinho SA	36,800	346
Sendas Distribuidora SA	108,371	335
SLC Agricola SA	29,740	318
		999
Financials (0.0%):(a)
Banco ABC Brasil SA Preference Shares	86,500	276

Health Care (0.0%):(a)
Blau Farmaceutica SA	36,149	182

Industrials (0.1%):
Randon SA Implementos e Participacoes Preference Shares	142,600	308

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
SIMPAR SA	137,616	$325
		633
Materials (0.1%):
Dexco SA	109,230	285
Metalurgica Gerdau SA (b)	161,600	371
		656
Utilities (0.1%):
Neoenergia SA	83,200	316
		3,324
Canada (2.5%):

Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc.	59,430	2,646

Energy (0.2%):
Canacol Energy Ltd. (c)	116,774	259
Parex Resources, Inc.	97,750	1,905
		2,164
Financials (1.0%):
Manulife Financial Corp.	134,010	2,621
National Bank of Canada	20,884	1,459
The Toronto-Dominion Bank	54,758	3,955
		8,035
Industrials (0.3%):
Canadian Pacific Railway Ltd.	35,768	2,617

Information Technology (0.4%):
Constellation Software, Inc.	1,895	2,983

Materials (0.3%):
Aginco Eagle Mines Ltd.	37,310	2,172
		20,617
Chile (0.1%):

Industrials (0.0%):(a)
Quinenco SA	106,382	292

Materials (0.1%):
CAP SA	36,418	452
		744
China (0.6%):

Communication Services (0.2%):
Tencent Holdings Ltd.	25,400	1,197

Consumer Discretionary (0.1%):
JD.com, Inc. Class A (b)	1,023	32
Jiumaojiu International Holdings Ltd. (d)	170,000	374
		406
Consumer Staples (0.1%):
Chacha Food Co. Ltd. Class A	41,900	336
Chenguang Biotech Group Co. Ltd. Class A (b)	118,200	277
Chlitina Holding Ltd.	50,000	314
		927
Health Care (0.0%):(a)
Amoy Diagnostics Co. Ltd. Class A	21,200	146
China Resources Medical Holdings Co. Ltd.	264,500	147
		293
Industrials (0.1%):
Binjiang Service Group Co. Ltd.	130,000	370

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Xinte Energy Co. Ltd. Class H (b)	160,800	$349
		719
Information Technology (0.1%):
Asiainfo Technologies, Ltd. (d)	236,000	398
Shenzhen Sunline Tech Co. Ltd. Class A	136,400	186
WUS Printed Circuit Kunshan Co. Ltd. Class A	168,740	329
		913
		4,455
Cyprus (0.0%):(a)

Materials (0.0%):
Tharisa PLC	190,445	355

Denmark (1.0%):

Consumer Discretionary (0.3%):
Pandora A/S	22,001	1,932

Consumer Staples (0.2%):
Royal Unibrew A/S	19,095	1,646

Health Care (0.4%):
Novo Nordisk A/S Class B	28,876	3,299

Industrials (0.1%):
AP Moller - Maersk A/S Class B	317	918
		7,795
Finland (0.1%):

Industrials (0.1%):
Metso Outotec Oyj	55,046	468

Information Technology (0.0%):(a)
Nokia Oyj (b)	88,914	451
		919
France (3.0%):

Communication Services (0.1%):
Publicis Groupe SA	11,382	683
Vivendi SE (c)	33,223	382
		1,065
Consumer Discretionary (1.0%):
La Francaise des Jeux SAEM (d)	51,408	1,919
LVMH Moet Hennessy Louis Vuitton SE	9,862	6,381
		8,300
Consumer Staples (0.1%):
Pernod Ricard SA	4,718	974

Energy (0.1%):
Gaztransport Et Technigaz SA	9,957	1,186

Financials (0.2%):
AXA SA	30,897	817
BNP Paribas SA	13,611	706
		1,523
Industrials (0.5%):
Cie de Saint-Gobain	14,008	817
Eiffage SA	4,646	459
Safran SA	17,809	1,912
Teleperformance	1,499	538
		3,726

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (0.5%):
Capgemini SE	17,063	$3,473
Edenred	9,136	459
		3,932
Materials (0.4%):
Arkema SA	26,406	3,008

Real Estate (0.1%):
Klepierre SA	16,606	397
		24,111
Germany (2.0%):

Communication Services (0.2%):
Deutsche Telekom AG	66,681	1,228

Consumer Discretionary (0.2%):
Volkswagen AG Preference Shares	10,737	1,663

Energy (0.1%):
VERBIO Vereinigte BioEnergie AG	8,981	636

Financials (0.6%):
Allianz SE Registered Shares	18,146	4,094
Hannover Rueck SE	3,462	538
		4,632
Health Care (0.2%):
Bayer AG Registered Shares (b)	11,236	740
Merck KGaA	5,529	1,026
		1,766
Industrials (0.1%):
Deutsche Post AG Registered Shares	18,801	803
Siemens AG Registered Shares	3,113	383
		1,186
Information Technology (0.5%):
Infineon Technologies AG	15,677	445
SAP SE	34,073	3,453
		3,898
Materials (0.1%):
Covestro AG (d)	14,223	612

Real Estate (0.0%):(a)
LEG Immobilien SE	3,651	374
		15,995
Greece (0.1%):

Financials (0.1%):
National Bank of Greece SA (b)	123,261	489

Industrials (0.0%):(a)
Mytilineos SA	25,706	476
		965
Hong Kong (0.8%):

Consumer Discretionary (0.1%):
Chow Tai Fook Jewellery Group Ltd.	269,200	452
EC Healthcare	252,000	253
		705
Financials (0.2%):
AIA Group Ltd.	160,200	1,574
CSSC Hong Kong Shipping Co. Ltd.	2,390,000	377
		1,951

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (0.1%):
LK Technology Holdings Ltd. (c)	255,000	$316
Pacific Basin Shipping Ltd.	544,000	250
		566
Real Estate (0.4%):
CK Asset Holdings Ltd.	501,000	3,396
		6,618
India (0.9%):

Communication Services (0.0%):(a)
Sun TV Network Ltd.	47,094	296

Consumer Discretionary (0.2%):
Asahi India Glass Ltd.	56,148	336
Balkrishna Industries Ltd.	13,987	389
Garware Technical Fibres Ltd.	8,727	347
Orient Electric Ltd.	87,829	377
		1,449
Consumer Staples (0.1%):
Dabur India Ltd.	49,313	357

Energy (0.1%):
Hindustan Petroleum Corp. Ltd.	109,449	385

Financials (0.1%):
Cholamandalam Investment & Finance Co. Ltd.	54,539	523
Home First Finance Co. India, Ltd. (b)(d)	33,143	303
UTI Asset Management Co. Ltd.	30,158	310
		1,136
Health Care (0.1%):
Alkem Laboratories Ltd.	8,569	363

Industrials (0.1%):
Ashoka Buildcon Ltd. (b)	225,252	252
Craftsman Automation Ltd. (b)	12,216	355
Somany Ceramics Ltd. (b)	58,135	482
		1,089
Information Technology (0.1%):
Mphasis Ltd.	11,190	411
WNS Holdings Ltd., ADR (b)	3,666	287
		698
Materials (0.1%):
APL Apollo Tubes Ltd. (b)	32,646	436
Finolex Industries Ltd.	149,741	303
Supreme Industries Ltd.	12,200	309
		1,048
Utilities (0.0%):(a)
PTC India Ltd.	275,182	329
		7,150
Indonesia (0.2%):

Consumer Staples (0.0%):(a)
Industri Jamu Dan Farmasi Sido Muncul TBK PT	2,536,500	165

Financials (0.1%):
Bank CIMB Niaga Tbk PT	4,500,500	331

Health Care (0.1%):
Medikaloka Hermina TBK PT	4,059,800	393

Real Estate (0.0%):(a)
PT Puradelta Lestari Tbk	24,920,300	299
		1,188

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Ireland (1.5%):

Health Care (0.1%):
ICON PLC (b)	4,555	$1,030

Industrials (0.7%):
DCC PLC	9,911	751
Eaton Corp. PLC	17,043	2,472
Johnson Controls International PLC	38,484	2,304
		5,527
Information Technology (0.7%):
Accenture PLC Class A	19,677	5,910
		12,467
Israel (0.1%):

Financials (0.0%):(a)
Bank Leumi Le	47,559	500

Information Technology (0.1%):
Check Point Software Technologies Ltd. (b)	3,983	503
		1,003
Italy (1.0%):

Health Care (0.2%):
Recordati Industria Chimica e Farmaceutica SpA	37,148	1,790

Industrials (0.1%):
Leonardo SpA (b)	50,460	519

Information Technology (0.0%):(a)
Nexi SpA (b)(d)	39,292	386

Utilities (0.7%):
Enel SpA	468,650	3,047
Iren SpA	163,524	423
Snam SpA	364,800	2,000
		5,470
		8,165
Japan (6.4%):

Communication Services (0.5%):
Capcom Co. Ltd.	62,300	1,644
Kakaku.com, Inc.	63,000	1,320
Konami Holdings Corp.	6,300	387
Nippon Telegraph & Telephone Corp.	36,200	1,067
		4,418
Consumer Discretionary (1.5%):
Open House Group Co. Ltd.	10,200	395
Sony Group Corp.	27,600	2,382
Toyota Motor Corp.	452,900	7,761
ZOZO, Inc.	64,400	1,348
		11,886
Consumer Staples (0.3%):
Ajinomoto Co., Inc.	24,800	644
Asahi Group Holdings Ltd.	12,700	479
Seven & i Holdings Co. Ltd.	19,800	876
Toyo Suisan Kaisha Ltd.	13,900	429
		2,428
Financials (0.8%):
Mitsubishi UFJ Financial Group, Inc.	512,300	2,979
Mizuho Financial Group, Inc.	52,920	643
ORIX Corp.	61,200	1,116

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Sumitomo Mitsui Financial Group, Inc.	19,500	$589
Tokio Marine Holdings, Inc.	23,900	1,292
		6,619
Health Care (0.6%):
Hoya Corp.	27,300	2,710
Ono Pharmaceutical Co. Ltd.	17,100	439
Shionogi & Co. Ltd.	33,400	1,858
		5,007
Industrials (1.6%):
AGC, Inc.	12,300	461
en Japan, Inc.	51,900	1,220
Fuji Electric Co. Ltd.	71,000	3,114
Hitachi Ltd.	16,500	783
ITOCHU Corp.	37,600	1,135
Komatsu Ltd.	23,100	520
Mitsui & Co. Ltd.	33,500	811
NIPPON EXPRESS HOLDINGS, Inc.	6,600	387
Nippon Yusen KK	26,600	1,919
OKUMA Corp.	20,400	729
Sanwa Holdings Corp.	191,000	1,740
		12,819
Information Technology (0.8%):
Fujitsu Ltd.	20,900	3,159
Murata Manufacturing Co. Ltd.	8,700	519
NTT Data Corp.	30,000	553
Tokyo Electron Ltd.	2,400	1,013
Ulvac, Inc.	30,500	1,195
		6,439
Materials (0.1%):
Shin-Etsu Chemical Co. Ltd.	4,100	564
Tosoh Corp.	39,100	540
		1,104
Real Estate (0.0%):(a)
Daiwa House Industry Co. Ltd.	18,400	442

Utilities (0.2%):
Chubu Electric Power Co., Inc.	80,100	809
Osaka Gas Co. Ltd.	30,000	541
		1,350
		52,512
Korea, Republic Of (0.7%):

Communication Services (0.0%):(a)
JYP Entertainment Corp.	10,074	467

Consumer Discretionary (0.1%):
Danawa Co. Ltd.	9,672	160
Handsome Co. Ltd.	12,343	344
Shinsegae, Inc.	2,046	399
		903
Financials (0.1%):
JB Financial Group Co. Ltd.	58,374	413
KIWOOM Securities Co. Ltd.	4,266	318
		731
Health Care (0.1%):
InBody Co. Ltd.	12,563	289
I-Sens, Inc.	9,544	219
		508

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (0.1%):
CJ Corp.	3,267	$223
Hanwha Aerospace Co. Ltd.	13,303	557
		780
Information Technology (0.2%):
Hana Materials, Inc.	9,284	456
Innox Advanced Materials Co. Ltd.	12,720	492
Samwha Capacitor Co. Ltd.	5,768	249
TES Co. Ltd.	14,764	324
		1,521
Materials (0.1%):
Hyosung TNC Corp.	730	236
Kolon Industries, Inc.	6,388	311
PI Advanced Materials Co. Ltd.	8,555	323
		870
		5,780
Luxembourg (0.2%):

Energy (0.1%):
Tenaris SA	49,207	752

Materials (0.1%):
ArcelorMittal SA	21,111	615
		1,367
Malaysia (0.1%):

Financials (0.1%):
Hong Leong Financial Group Bhd	85,000	378

Information Technology (0.0%):(a)
Inari Amertron Bhd	557,000	357
		735
Mexico (0.1%):

Consumer Discretionary (0.1%):
Alsea SAB de CV (b)(c)	153,537	337

Financials (0.0%):(a)
Regional SAB de CV	52,733	318

Industrials (0.0%):(a)
Grupo Traxion SAB de CV (b)(d)	176,359	274
		929
Netherlands (1.6%):

Communication Services (0.3%):
Koninklijke KPN NV	752,795	2,597

Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV	34,910	1,030

Financials (0.3%):
ING Groep NV (c)	227,548	2,155
NN Group NV	12,446	610
		2,765
Health Care (0.1%):
QIAGEN NV (b)	10,765	496

Information Technology (0.4%):
ASM International NV	8,644	2,597
STMicroelectronics NV	23,773	878
		3,475

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (0.4%):
LyondellBasell Industries NV Class A	26,262	$2,785
		13,148
New Zealand (0.1%):

Health Care (0.1%):
Fisher & Paykel Healthcare Corp. Ltd.	78,749	1,082

Norway (0.4%):

Energy (0.2%):
Aker BP ASA (c)	35,353	1,267
Equinor ASA	21,885	740
		2,007
Financials (0.2%):
SpareBank 1 SMN	99,952	1,401
		3,408
Peru (0.0%):(a)

Financials (0.0%):
Intercorp Financial Services, Inc. (c)	10,898	298

Philippines (0.0%):(a)

Real Estate (0.0%):
Filinvest Land, Inc.	17,251,000	347

Romania (0.0%):(a)

Real Estate (0.0%):
NEPI Rockcastle PLC	1	—	(e)

Russian Federation (0.0%):(a)

Consumer Discretionary (0.0%):
Detsky Mir PJSC (d)(f)(g)	214,920	7

Financials (0.0%):
Bank St Petersburg PJSC (f)(g)	372,110	9

Industrials (0.0%):
Globaltrans Investment PLC Registered Shares, GDR (f)(g)	54,896	5
		21
Saudi Arabia (0.1%):

Consumer Discretionary (0.1%):
Leejam Sports Co. JSC	10,110	297
United Electronics Co.	10,667	366
		663
Energy (0.0%):(a)
Aldrees Petroleum and Transport Services Co.	17,566	367
		1,030
Singapore (0.3%):

Consumer Staples (0.1%):
Wilmar International Ltd.	283,400	904

Financials (0.1%):
DBS Group Holdings Ltd.	39,400	956

Utilities (0.1%):
Sembcorp Industries Ltd.	223,800	474
		2,334

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
South Africa (0.1%):

Consumer Discretionary (0.0%):(a)
Woolworths Holdings Ltd.	93,680	$351

Industrials (0.1%):
Raubex Group Ltd.	145,480	388
		739
Spain (0.5%):

Financials (0.4%):
Banco Bilbao Vizcaya Argentaria SA	440,500	2,311
Banco Santander SA (c)	216,524	633
		2,944
Health Care (0.0%):(a)
Laboratorios Farmaceuticos Rovi SA	6,844	467

Utilities (0.1%):
Acciona SA	3,119	611
		4,022
Sweden (0.9%):

Consumer Staples (0.1%):
Swedish Match AB	121,516	968

Health Care (0.0%):(a)
Getinge AB B Shares	12,589	364

Industrials (0.7%):
Atlas Copco AB Class B (c)	75,003	2,969
Nibe Industrier AB Class B (b)	175,340	1,720
Sandvik AB	27,986	530
Volvo AB Class B	24,134	385
		5,604
Materials (0.1%):
Boliden AB (c)	17,646	765
		7,701
Switzerland (4.0%):

Consumer Discretionary (0.1%):
Cie Financiere Richemont SA Registered Shares	7,646	888

Consumer Staples (1.2%):
Coca-Cola HBC AG	63,958	1,297
Nestle SA Registered Shares	67,695	8,740
		10,037
Financials (0.8%):
Julius Baer Group Ltd.	13,257	634
Partners Group Holding AG	680	720
Swiss Life Holding AG	2,852	1,668
UBS Group AG	211,851	3,597
		6,619
Health Care (1.6%):
Novartis AG Registered Shares	61,051	5,396
Roche Holding AG	21,897	8,121
		13,517
Industrials (0.2%):
Adecco Group AG	34,148	1,318

Materials (0.1%):
Holcim Ltd.	11,557	565
		32,944

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Taiwan (0.8%):

Consumer Discretionary (0.0%):(a)
Fusheng Precision Co., Ltd.	27,000	$199

Health Care (0.1%):
Pegavision Corp.	19,000	259

Industrials (0.1%):
Chicony Power Technology Co. Ltd.	179,000	422
Symtek Automation Asia Co., Ltd.	76,000	270
Turvo International Co. Ltd.	99,000	345
		1,037
Information Technology (0.4%):
Gold Circuit Electronics Ltd.	153,000	422
King Yuan Electronics Co. Ltd.	338,000	458
Lelon Electronics Corp.	81,000	160
Macronix International Co. Ltd.	378,000	481
Parade Technologies Ltd.	10,000	476
Phison Electronics Corp.	22,000	283
Powertech Technology, Inc.	124,000	390
Sigurd Microelectronics Corp.	206,000	390
Tripod Technology Corp.	101,000	421
		3,481
Materials (0.2%):
China General Plastics Corp.	303,450	340
Taiwan Hon Chuan Enterprise Co. Ltd.	155,000	395
Tung Ho Steel Enterprise Corp.	216,410	459
		1,194
		6,170
Thailand (0.2%):

Financials (0.0%):(a)
AEON Thana Sinsap Thailand PCL-NVDR	58,700	328

Health Care (0.1%):
Mega Lifesciences PCL	286,300	407

Materials (0.0%):(a)
Sahamitr Pressure Container PCL	730,200	310

Real Estate (0.1%):
AP Thailand PCL	1,756,800	603
		1,648
United Arab Emirates (0.1%):

Industrials (0.1%):
RAS Al Khaimah Ceramics	526,426	398

United Kingdom (5.6%):

Communication Services (0.1%):
ITV PLC	564,005	521
WPP PLC	34,021	424
		945
Consumer Discretionary (0.4%):
Barratt Developments PLC	61,287	375
JD Sports Fashion PLC (b)	311,895	514
Next PLC	13,496	1,011
Stellantis NV (c)	89,727	1,204
		3,104

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Staples (0.8%):
Diageo PLC	67,428	$3,363
Imperial Brands PLC	101,295	2,108
Tesco PLC	243,363	827
		6,298
Energy (1.0%):
BP PLC	677,000	3,268
Harbour Energy PLC	92,458	579
Shell PLC	149,950	4,025
		7,872
Financials (1.2%):
3i Group PLC	59,491	973
Aon PLC Class A	8,957	2,580
Barclays PLC	806,102	1,482
HSBC Holdings PLC	368,191	2,300
Legal & General Group PLC	513,180	1,599
Standard Chartered PLC	87,026	595
		9,529
Health Care (0.2%):
AstraZeneca PLC	10,688	1,426
CVS Group PLC	31,497	711
		2,137
Industrials (0.5%):
Ashtead Group PLC	47,975	2,480
Bunzl PLC	12,697	490
Ferguson PLC	4,840	607
Royal Mail PLC	101,833	436
		4,013
Materials (1.3%):
Anglo American PLC	38,398	1,700
Croda International PLC	13,991	1,359
Linde PLC	10,143	3,164
Pan African Resources PLC	1,157,767	312
Rio Tinto PLC	59,061	4,172
		10,707
Real Estate (0.0%):(a)
Safestore Holdings PLC	29,232	460

Utilities (0.1%):
Drax Group PLC	55,036	556
		45,621
United States (59.8%):

Communication Services (3.8%):
Alphabet, Inc. Class C (b)	6,809	15,656
AT&T, Inc.	136,014	2,565
Comcast Corp. Class A	73,099	2,907
Match Group, Inc. (b)	20,231	1,601
Sirius XM Holdings, Inc. (c)	370,507	2,223
The Interpublic Group of Cos., Inc.	67,529	2,203
Verizon Communications, Inc.	65,978	3,055
Warner Bros Discovery, Inc. (b)	32,904	597
		30,807
Consumer Discretionary (5.0%):
AutoZone, Inc. (b)	2,584	5,053
Best Buy Co., Inc.	23,171	2,084
eBay, Inc.	45,625	2,369
Ford Motor Co.	307,931	4,360
General Motors Co. (b)	57,017	2,161

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Lennar Corp. Class A	28,992	$2,218
Lowe's Cos., Inc.	26,369	5,214
McDonald's Corp.	12,629	3,147
O'Reilly Automotive, Inc. (b)	7,478	4,536
Target Corp.	13,129	3,002
The Home Depot, Inc.	22,218	6,674
		40,818
Consumer Staples (3.6%):
Altria Group, Inc.	58,831	3,269
Colgate-Palmolive Co.	32,453	2,500
Costco Wholesale Corp.	6,566	3,491
PepsiCo, Inc.	20,398	3,503
Philip Morris International, Inc.	27,468	2,747
The Clorox Co.	16,514	2,369
The Coca-Cola Co.	56,878	3,675
The Hershey Co.	12,371	2,793
Tyson Foods, Inc. Class A	28,490	2,654
Walgreens Boots Alliance, Inc.	56,105	2,379
		29,380
Energy (2.9%):
Chevron Corp.	27,343	4,284
ConocoPhillips	65,270	6,235
Devon Energy Corp.	48,926	2,846
EOG Resources, Inc.	22,996	2,685
Exxon Mobil Corp.	50,974	4,345
Marathon Petroleum Corp.	33,035	2,883
		23,278
Financials (8.1%):
AGNC Investment Corp. (c)	7,024	77
American Financial Group, Inc.	17,327	2,399
Annaly Capital Management, Inc.	19,302	124
Bank of America Corp.	82,618	2,948
Berkshire Hathaway, Inc. Class B (b)	13,844	4,469
Blackstone, Inc.	22,093	2,244
Capital One Financial Corp.	18,039	2,248
Citigroup, Inc.	46,904	2,261
JPMorgan Chase & Co.	29,441	3,514
Marsh & McLennan Cos., Inc.	17,778	2,875
MetLife, Inc.	38,905	2,555
Morgan Stanley	59,674	4,809
MSCI, Inc.	4,533	1,910
Prudential Financial, Inc.	23,317	2,530
Raymond James Financial, Inc.	22,032	2,147
Regions Financial Corp.	94,255	1,953
S&P Global, Inc.	6,974	2,626
SEI Investments Co.	38,395	2,139
Signature Bank	7,189	1,742
SVB Financial Group (b)	3,770	1,838
Synchrony Financial	59,586	2,193
T. Rowe Price Group, Inc.	16,504	2,031
The Allstate Corp.	41,486	5,250
The Bank of New York Mellon Corp.	41,867	1,761
The Goldman Sachs Group, Inc.	8,504	2,598
The Progressive Corp.	24,006	2,577
Wells Fargo & Co.	61,488	2,683
		66,501
Health Care (12.1%):
AbbVie, Inc.	49,555	7,279
Amgen, Inc.	26,498	6,179

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Anthem, Inc.	6,709	$3,368
Biogen, Inc. (b)	12,425	2,578
Bristol-Myers Squibb Co.	47,353	3,564
Cigna Corp.	12,663	3,125
CVS Health Corp.	30,436	2,926
Danaher Corp.	11,656	2,927
Eli Lilly & Co.	26,137	7,635
Gilead Sciences, Inc.	47,254	2,804
HCA Healthcare, Inc.	10,952	2,350
IDEXX Laboratories, Inc. (b)	4,841	2,084
IQVIA Holdings, Inc. (b)	11,337	2,471
Johnson & Johnson	51,625	9,316
McKesson Corp.	9,366	2,900
Merck & Co., Inc.	84,051	7,455
Mettler-Toledo International, Inc. (b)	3,450	4,408
Pfizer, Inc.	75,737	3,716
Thermo Fisher Scientific, Inc.	5,998	3,316
UnitedHealth Group, Inc.	27,332	13,900
Waters Corp. (b)	7,377	2,235
West Pharmaceutical Services, Inc.	6,514	2,052
		98,588
Industrials (5.7%):
3M Co.	35,737	5,154
Carrier Global Corp.	55,910	2,140
Cummins, Inc.	12,119	2,293
Fastenal Co.	46,159	2,553
General Dynamics Corp.	13,056	3,088
Illinois Tool Works, Inc.	11,717	2,309
Lockheed Martin Corp.	14,825	6,406
Masco Corp.	40,280	2,122
Northrop Grumman Corp.	14,132	6,209
Old Dominion Freight Line, Inc.	8,431	2,362
Otis Worldwide Corp.	30,668	2,234
PACCAR, Inc.	28,607	2,376
Republic Services, Inc.	21,082	2,831
Rockwell Automation, Inc.	8,865	2,240
W.W. Grainger, Inc.	5,023	2,512
		46,829
Information Technology (13.5%):
Adobe, Inc. (b)	6,816	2,699
Apple, Inc.	84,833	13,374
Applied Materials, Inc.	43,153	4,762
Broadcom, Inc.	11,751	6,515
Cisco Systems, Inc.	125,541	6,149
Cognizant Technology Solutions Corp. Class A	30,960	2,505
Fair Isaac Corp. (b)	4,497	1,680
Fortinet, Inc. (b)	7,963	2,301
Gartner, Inc. (b)	8,403	2,441
HP, Inc.	139,725	5,118
Intel Corp.	70,331	3,066
International Business Machines Corp.	23,536	3,112
Intuit, Inc.	5,716	2,394
Micron Technology, Inc.	31,539	2,151
Microsoft Corp.	77,360	21,469
Motorola Solutions, Inc.	11,422	2,441
NVIDIA Corp.	19,755	3,664
Oracle Corp.	76,555	5,619
Paychex, Inc.	21,315	2,701
QUALCOMM, Inc.	37,700	5,266
Texas Instruments, Inc.	37,140	6,323

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
VeriSign, Inc. (b)	10,927	$1,952
VMware, Inc. Class A	21,080	2,277
		109,979
Materials (1.5%):
Avery Dennison Corp.	12,699	2,293
Nucor Corp.	20,866	3,230
PPG Industries, Inc.	16,035	2,052
Sealed Air Corp.	37,713	2,422
The Sherwin-Williams Co.	9,431	2,593
		12,590
Real Estate (1.8%):
Alexandria Real Estate Equities, Inc.	1,930	352
American Tower Corp.	6,092	1,468
AvalonBay Communities, Inc.	1,861	423
Boston Properties, Inc.	1,975	232
Camden Property Trust	1,344	211
CBRE Group, Inc. Class A (b)	4,471	371
Crown Castle International Corp.	5,797	1,074
Digital Realty Trust, Inc.	3,771	551
Duke Realty Corp.	5,044	276
Equinix, Inc.	1,196	860
Equity LifeStyle Properties, Inc.	2,333	180
Equity Residential	4,745	387
Essex Property Trust, Inc.	867	285
Extra Space Storage, Inc.	1,782	339
Healthpeak Properties, Inc.	7,186	236
Host Hotels & Resorts, Inc.	9,459	193
Invitation Homes, Inc.	7,714	307
Iron Mountain, Inc.	3,875	208
Medical Properties Trust, Inc.	7,895	145
Mid-America Apartment Communities, Inc.	1,549	305
Prologis, Inc.	9,867	1,582
Public Storage	2,105	782
Realty Income Corp.	7,353	510
Regency Centers Corp.	2,034	140
SBA Communications Corp.	1,470	510
Simon Property Group, Inc.	4,380	517
Sun Communities, Inc.	1,548	272
UDR, Inc.	3,947	210
Ventas, Inc.	5,242	291
VICI Properties, Inc.	8,198	244
Vornado Realty Trust	2,165	84
Welltower, Inc.	5,647	513
Weyerhaeuser Co.	10,027	413
WP Carey, Inc.	2,465	199
Zillow Group, Inc. Class C (b)	3,049	121
		14,791
Utilities (1.8%):
CenterPoint Energy, Inc.	91,122	2,789
Exelon Corp.	61,577	2,881
FirstEnergy Corp.	61,216	2,651
NRG Energy, Inc.	59,636	2,141
The AES Corp.	109,070	2,227
UGI Corp.	60,765	2,084
		14,773
		488,334
Total Common Stocks (Cost $696,888)		807,986

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares Core MSCI EAFE ETF	14,803	$959
Total Exchange-Traded Funds (Cost $1,044)		959

Collateral for Securities Loaned (1.6%)^
United States (1.6%):
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.19% (h)	1,171,191	1,171
Goldman Sachs Financial Square Government Fund, Institutional Shares, 0.31% (h)	112,500	113
Invesco Government & Agency Portfolio, Institutional Shares, 0.36% (h)	11,659,846	11,660
Total Collateral for Securities Loaned (Cost $12,944)		12,944

Total Investments (Cost $710,876) — 100.7%		821,889
Liabilities in excess of other assets — (0.7)%		(5,370)
NET ASSETS - 100.00%		$816,519

^	Purchased with cash collateral from securities on loan.
(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of April 30, 2022, the fair value of these securities was $4,273 thousands and amounted to 0.5% of net assets.
(e)	Rounds to less than $1 thousand.
(f)	Security was fair valued based using significant unobservable inputs as of April 30, 2022.
(g)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At April 30, 2022, illiquid securities were less than 0.05% of the Fund's net assets.
(h)	Rate disclosed is the daily yield on April 30, 2022.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
NVDR—Non-Voting Depository Receipt
PCL—Public Company Limited
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Growth Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (93.2%)
Communication Services (11.2%):
Alphabet, Inc. Class A (a)	16,019	$36,558
Alphabet, Inc. Class C (a)	68,349	157,157
Meta Platforms, Inc. Class A (a)	338,351	67,829
Netflix, Inc. (a)	104,620	19,916
The Walt Disney Co. (a)	275,204	30,721
Twitter, Inc. (a)	90,619	4,442
		316,623
Communications Equipment (1.7%):
Arista Networks, Inc. (a)	260,100	30,060
Motorola Solutions, Inc.	84,631	18,085
		48,145
Consumer Discretionary (17.5%):
Airbnb, Inc. Class A (a)	153,488	23,516
Alibaba Group Holding Ltd., ADR (a)	147,410	14,312
Amazon.com, Inc. (a)	59,948	149,009
Aptiv PLC (a)	135,868	14,456
Booking Holdings, Inc. (a)	8,791	19,431
Burlington Stores, Inc. (a)	86,146	17,536
Chipotle Mexican Grill, Inc. (a)	6,032	8,780
Lululemon Athletica, Inc. (a)	87,107	30,891
NIKE, Inc. Class B	203,505	25,377
O'Reilly Automotive, Inc. (a)	53,984	32,744
Starbucks Corp.	249,157	18,597
Tesla, Inc. (a)	83,258	72,498
Tractor Supply Co.	131,682	26,527
Ulta Beauty, Inc. (a)	55,860	22,165
Yum China Holdings, Inc.	149,094	6,232
Yum! Brands, Inc.	114,643	13,415
		495,486
Consumer Staples (2.0%):
Church & Dwight Co., Inc.	50,304	4,908
Constellation Brands, Inc. Class A	71,898	17,693
Monster Beverage Corp. (a)	385,954	33,069
		55,670
Electronic Equipment, Instruments & Components (1.4%):
CDW Corp.	135,756	22,153
Teledyne Technologies, Inc. (a)	37,255	16,077
		38,230
Energy (0.3%):
Diamondback Energy, Inc.	74,102	9,354

Financials (3.5%):
Blackstone, Inc.	174,314	17,705
FactSet Research Systems, Inc.	43,649	17,612
LPL Financial Holdings, Inc.	42,533	7,991
MSCI, Inc.	64,324	27,096
S&P Global, Inc.	25,014	9,418
SEI Investments Co.	248,908	13,869
The Charles Schwab Corp.	86,670	5,749
		99,440

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (13.8%):
Align Technology, Inc. (a)	48,996	$14,204
Charles River Laboratories International, Inc. (a)	34,680	8,375
Dexcom, Inc. (a)	65,974	26,956
Edwards Lifesciences Corp. (a)	86,706	9,172
Illumina, Inc. (a)	76,109	22,578
Intuitive Surgical, Inc. (a)	49,266	11,789
Jazz Pharmaceuticals PLC (a)	110,829	17,757
Novartis AG, ADR	371,248	32,681
NOVO Nordisk A/S, ADR	119,542	13,628
Regeneron Pharmaceuticals, Inc. (a)	52,060	34,313
Roche Holdings Ltd., ADR	594,707	27,464
Tenet Healthcare Corp. (a)	98,166	7,118
Thermo Fisher Scientific, Inc.	60,694	33,559
Veeva Systems, Inc. Class A (a)	105,868	19,263
Vertex Pharmaceuticals, Inc. (a)	248,883	68,000
West Pharmaceutical Services, Inc.	35,067	11,048
Zoetis, Inc.	173,391	30,733
		388,638
Industrials (5.9%):
Carrier Global Corp.	174,603	6,682
CoStar Group, Inc. (a)	270,186	17,189
Deere & Co.	88,400	33,376
Expeditors International of Washington, Inc.	156,749	15,529
Generac Holdings, Inc. (a)	119,335	26,180
The Boeing Co. (a)	283,823	42,244
Uber Technologies, Inc. (a)	772,553	24,320
		165,520
IT Services (7.0%):
Block, Inc. (a)	127,667	12,708
Gartner, Inc. (a)	38,282	11,123
PayPal Holdings, Inc. (a)	147,163	12,940
Shopify, Inc. Class A (a)	24,600	10,500
Twilio, Inc. Class A (a)	38,758	4,334
Visa, Inc. Class A	692,857	147,668
		199,273
Materials (0.2%):
Ball Corp.	60,981	4,949

Real Estate (0.4%):
Extra Space Storage, Inc.	63,155	11,999

Semiconductors & Semiconductor Equipment (6.9%):
Advanced Micro Devices, Inc. (a)	113,111	9,673
Broadcom, Inc.	22,455	12,449
Lam Research Corp.	27,941	13,014
Marvell Technology, Inc.	193,321	11,228
Monolithic Power Systems, Inc.	17,569	6,891
NVIDIA Corp.	653,928	121,284
QUALCOMM, Inc.	153,333	21,419
		195,958
Software (17.6%):
Adobe, Inc. (a)	61,032	24,166
AppLovin Corp. Class A (a)	170,849	6,518
Autodesk, Inc. (a)	172,495	32,650
Cadence Design Systems, Inc. (a)	221,155	33,361

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Crowdstrike Holdings, Inc. Class A (a)	71,578	$14,227
Microsoft Corp.	687,497	190,794
Oracle Corp.	584,262	42,885
Palo Alto Networks, Inc. (a)	50,952	28,598
RingCentral, Inc. Class A (a)	30,154	2,559
Salesforce, Inc. (a)	180,021	31,673
ServiceNow, Inc. (a)	103,956	49,701
Synopsys, Inc. (a)	35,558	10,198
The Trade Desk, Inc. Class A (a)	282,595	16,650
Workday, Inc. Class A (a)	62,368	12,891
		496,871
Technology Hardware, Storage & Peripherals (3.8%):
Apple, Inc.	683,564	107,764
Total Common Stocks (Cost $1,696,221)		2,633,920

Exchange-Traded Funds (5.7%)
Vanguard Mega Cap Growth ETF	782,436	159,844
Total Exchange-Traded Funds (Cost $181,613)		159,844
Total Investments (Cost $1,877,834) — 98.9%		2,793,764
Other assets in excess of liabilities — 1.1%		32,138
NET ASSETS - 100.00%		$2,825,902

At April 30, 2022, the Fund's investments in foreign securities were 5.9% of net assets.

(a)	Non-income producing security.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Growth & Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Communication Services (7.8%):
Alphabet, Inc. Class C (a)	29,540	$67,922
AT&T, Inc.	316,799	5,975
Comcast Corp. Class A	134,072	5,331
Fox Corp. Class A	75,364	2,701
Meta Platforms, Inc. Class A (a)	32,302	6,476
Netflix, Inc. (a)	18,488	3,519
Omnicom Group, Inc.	121,158	9,224
Sirius XM Holdings, Inc. (b)	1,024,790	6,149
The Interpublic Group of Cos., Inc.	180,824	5,898
Twitter, Inc. (a)	77,640	3,806
Verizon Communications, Inc.	317,653	14,707
Warner Bros. Discovery, Inc. (a)	76,639	1,391
		133,099
Communications Equipment (1.7%):
Arista Networks, Inc. (a)	48,079	5,556
Cisco Systems, Inc.	356,222	17,448
Juniper Networks, Inc.	109,821	3,462
Motorola Solutions, Inc.	15,711	3,357
		29,823
Consumer Discretionary (11.8%):
Amazon.com, Inc. (a)	13,980	34,749
Best Buy Co., Inc.	96,944	8,718
Booking Holdings, Inc. (a)	7,577	16,748
Chipotle Mexican Grill, Inc. (a)	5,072	7,383
Garmin Ltd.	13,930	1,529
Genuine Parts Co.	20,725	2,695
H&R Block, Inc.	137,960	3,597
Lennar Corp. Class A	12,555	960
Lowe's Cos., Inc.	38,502	7,613
McDonald's Corp.	23,660	5,895
O'Reilly Automotive, Inc. (a)	14,886	9,029
PulteGroup, Inc.	77,788	3,248
Target Corp.	56,333	12,881
Tesla, Inc. (a)	41,942	36,521
Toll Brothers, Inc.	34,407	1,596
Tractor Supply Co.	77,478	15,608
Ulta Beauty, Inc. (a)	47,286	18,763
Whirlpool Corp.	12,093	2,195
Williams-Sonoma, Inc.	40,420	5,274
Yum! Brands, Inc.	55,408	6,483
		201,485
Consumer Staples (6.9%):
Altria Group, Inc.	259,746	14,434
Church & Dwight Co., Inc.	43,381	4,232
Colgate-Palmolive Co.	67,469	5,198
Constellation Brands, Inc. Class A	59,119	14,549
Costco Wholesale Corp.	10,151	5,397
General Mills, Inc.	29,423	2,081
Kimberly-Clark Corp.	24,081	3,343
PepsiCo, Inc.	29,950	5,143
Philip Morris International, Inc.	151,520	15,152
The Clorox Co.	13,617	1,954
The Coca-Cola Co.	55,340	3,576
The Hershey Co.	16,535	3,733
The J.M. Smucker Co.	15,917	2,179

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued

USAA Growth & Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Kroger Co.	69,043	$3,726
The Procter & Gamble Co.	115,359	18,521
Tyson Foods, Inc. Class A	66,732	6,217
Walgreens Boots Alliance, Inc.	61,340	2,601
Walmart, Inc.	39,258	6,006
		118,042
Electronic Equipment, Instruments & Components (0.8%):
Teledyne Technologies, Inc. (a)	32,106	13,855

Energy (3.0%):
Chevron Corp.	122,146	19,136
Coterra Energy, Inc.	161,330	4,645
Devon Energy Corp.	97,847	5,692
Diamondback Energy, Inc.	60,460	7,632
EOG Resources, Inc.	76,592	8,943
Exxon Mobil Corp.	66,956	5,708
		51,756
Financials (10.8%):
Aflac, Inc.	77,832	4,458
American Express Co.	15,626	2,730
American Financial Group, Inc.	25,901	3,587
Ameriprise Financial, Inc.	34,874	9,259
Annaly Capital Management, Inc.	737,279	4,733
Bank of America Corp.	28,739	1,025
Capital One Financial Corp.	11,426	1,424
Comerica, Inc.	87,328	7,152
Discover Financial Services	42,623	4,793
Everest Re Group Ltd.	8,864	2,435
FactSet Research Systems, Inc.	5,000	2,017
Fidelity National Financial, Inc.	174,446	6,946
Fifth Third Bancorp	142,855	5,361
First American Financial Corp.	19,172	1,118
Jefferies Financial Group, Inc.	179,936	5,535
JPMorgan Chase & Co.	73,129	8,729
KeyCorp	351,993	6,797
LPL Financial Holdings, Inc.	35,855	6,736
M&T Bank Corp.	16,064	2,677
Marsh & McLennan Cos., Inc.	18,110	2,928
Morgan Stanley	37,781	3,045
MSCI, Inc.	17,726	7,467
Popular, Inc.	22,446	1,750
Principal Financial Group, Inc.	80,980	5,518
Prudential Financial, Inc.	52,176	5,662
Regions Financial Corp.	554,770	11,495
S&P Global, Inc.	21,572	8,122
Synchrony Financial	202,464	7,453
Synovus Financial Corp.	30,982	1,287
T. Rowe Price Group, Inc.	39,985	4,920
The Allstate Corp.	53,245	6,738
The Charles Schwab Corp.	73,113	4,850
The Goldman Sachs Group, Inc.	21,820	6,666
The Hanover Insurance Group, Inc.	20,591	3,023
The Hartford Financial Services Group, Inc.	64,431	4,506
The Travelers Cos., Inc.	15,919	2,723
U.S. Bancorp	102,391	4,972
Zions Bancorp NA	70,657	3,993
		184,630

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth & Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (14.4%):
Abbott Laboratories	18,172	$2,063
AbbVie, Inc.	71,802	10,546
AmerisourceBergen Corp.	15,049	2,277
Amgen, Inc.	53,292	12,427
Anthem, Inc.	12,212	6,130
Bristol-Myers Squibb Co.	82,795	6,232
Cardinal Health, Inc.	38,455	2,232
Charles River Laboratories International, Inc. (a)	29,186	7,049
Chemed Corp.	6,054	2,975
CVS Health Corp.	74,673	7,178
Dexcom, Inc. (a)	13,770	5,626
Edwards Lifesciences Corp. (a)	73,400	7,764
Eli Lilly & Co.	25,930	7,575
Gilead Sciences, Inc.	156,732	9,300
Jazz Pharmaceuticals PLC (a)	94,690	15,171
Johnson & Johnson	131,800	23,785
McKesson Corp.	31,310	9,694
Merck & Co., Inc.	156,649	13,893
Pfizer, Inc.	266,871	13,095
Quest Diagnostics, Inc.	30,680	4,106
Tenet Healthcare Corp. (a)	82,595	5,989
Thermo Fisher Scientific, Inc.	8,899	4,920
UnitedHealth Group, Inc.	48,812	24,823
Vertex Pharmaceuticals, Inc. (a)	96,207	26,286
West Pharmaceutical Services, Inc.	38,490	12,127
Zoetis, Inc.	20,275	3,594
		246,857
Industrials (7.7%):
3M Co.	23,810	3,434
Carrier Global Corp.	142,457	5,452
Cintas Corp.	17,593	6,989
Cummins, Inc.	13,512	2,556
Deere & Co.	19,411	7,329
Dover Corp.	14,628	1,950
Eaton Corp. PLC	37,142	5,386
Emerson Electric Co.	30,268	2,730
Fastenal Co.	170,607	9,436
Generac Holdings, Inc. (a)	25,591	5,614
General Dynamics Corp.	28,614	6,768
Huntington Ingalls Industries, Inc.	19,923	4,238
Illinois Tool Works, Inc.	37,854	7,461
Knight-Swift Transportation Holdings, Inc.	38,294	1,834
Lennox International, Inc.	8,753	1,866
Lockheed Martin Corp.	29,365	12,689
ManpowerGroup, Inc.	33,270	3,001
Masco Corp.	146,500	7,719
Northrop Grumman Corp.	9,276	4,076
Oshkosh Corp.	9,815	907
Owens Corning	29,101	2,646
Republic Services, Inc.	24,194	3,249
Robert Half International, Inc.	77,078	7,578
Rockwell Automation, Inc.	22,054	5,572
Snap-on, Inc.	9,302	1,977
United Parcel Service, Inc. Class B	26,362	4,745
W.W. Grainger, Inc.	11,021	5,511
		132,713
IT Services (3.7%):
Accenture PLC Class A	14,847	4,459

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth & Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Automatic Data Processing, Inc.	13,069	$2,851
Gartner, Inc. (a)	30,362	8,822
International Business Machines Corp.	42,751	5,652
Paychex, Inc.	23,190	2,939
The Western Union Co.	60,251	1,010
Twilio, Inc. Class A (a)	31,818	3,558
Visa, Inc. Class A	163,262	34,796
		64,087
Materials (3.0%):
Avery Dennison Corp.	28,175	5,088
Ball Corp.	49,755	4,038
CF Industries Holdings, Inc.	52,489	5,082
LyondellBasell Industries NV Class A	86,615	9,184
Nucor Corp.	67,682	10,476
Packaging Corp. of America	49,480	7,975
Reliance Steel & Aluminum Co.	11,670	2,314
Steel Dynamics, Inc.	21,594	1,852
The Sherwin-Williams Co.	18,866	5,187
		51,196
Real Estate (2.9%):
AvalonBay Communities, Inc.	17,172	3,906
Boston Properties, Inc.	26,677	3,137
Equity Residential	33,576	2,736
Essex Property Trust, Inc.	9,382	3,089
Extra Space Storage, Inc.	51,714	9,826
Kimco Realty Corp.	41,277	1,045
National Retail Properties, Inc.	43,884	1,924
Prologis, Inc.	32,907	5,275
Realty Income Corp.	46,994	3,259
Regency Centers Corp.	22,544	1,552
Ventas, Inc.	56,234	3,124
VICI Properties, Inc.	180,704	5,387
Welltower, Inc.	44,939	4,081
Weyerhaeuser Co.	31,552	1,301
		49,642
Semiconductors & Semiconductor Equipment (4.5%):
Advanced Micro Devices, Inc. (a)	93,811	8,023
Intel Corp.	171,701	7,484
Lam Research Corp.	23,149	10,782
Marvell Technology, Inc.	160,887	9,344
Monolithic Power Systems, Inc.	14,339	5,624
NVIDIA Corp.	103,951	19,280
QUALCOMM, Inc.	46,086	6,438
Texas Instruments, Inc.	56,885	9,685
		76,660
Software (10.3%):
AppLovin Corp. Class A (a)	140,150	5,347
Microsoft Corp.	457,487	126,962
Oracle Corp.	30,601	2,246
Palo Alto Networks, Inc. (a)	30,821	17,299
RingCentral, Inc. Class A (a)	24,618	2,089
ServiceNow, Inc. (a)	28,758	13,749
Synopsys, Inc. (a)	29,488	8,457
		176,149
Technology Hardware, Storage & Peripherals (7.1%):
Apple, Inc.	671,496	105,861
Hewlett Packard Enterprise Co.	173,710	2,677

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth & Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
HP, Inc.	183,276	$6,714
NetApp, Inc.	88,522	6,484
		121,736
Utilities (3.0%):
Constellation Energy Corp.	61,231	3,625
Duke Energy Corp.	38,696	4,263
Evergy, Inc.	133,287	9,043
NRG Energy, Inc.	56,050	2,012
OGE Energy Corp.	78,921	3,053
Public Service Enterprise Group, Inc.	178,047	12,403
The Southern Co.	179,093	13,144
UGI Corp.	112,507	3,859
		51,402
Total Common Stocks (Cost $1,338,520)		1,703,132

Collateral for Securities Loaned (0.4%)^
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.19% (c)	5,910,774	5,911
Goldman Sachs Financial Square Government Fund, Institutional Shares, 0.31% (c)	263,703	264
Invesco Government & Agency Portfolio, Institutional Shares, 0.36% (c)	386,305	386
Total Collateral for Securities Loaned (Cost $6,561)		6,561
Total Investments (Cost $1,345,081) — 99.8%		1,709,693
Other assets in excess of liabilities — 0.2%		3,650
NET ASSETS - 100.00%		$1,713,343

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on April 30, 2022.

PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA High Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (0.2%)
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	$2,783	$2,521
Total Asset-Backed Securities (Cost $2,737)		2,521

Collateralized Mortgage Obligations (0.0%)(b)
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51, Callable 5/10/22 @ 100 (c)	163	158
CHL Mortgage Pass-Through Trust, Series 2004-25, Class 1A6, 1.63% (LIBOR01M+96bps), 2/25/35, Callable 5/25/22 @ 100 (d)	761	63
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.74% (LIBOR01M+19bps), 2/15/40, Callable 5/15/22 @ 100 (d)	50	49
Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C1, Class AX, 2.56%, 5/17/40, Callable 5/17/22 @ 100 (c)(e)	26	1
Total Collateralized Mortgage Obligations (Cost $546)		271

Common Stocks (0.8%)
Communication Services (0.0%):(b)
AT&T, Inc.	19,101	360
Clear Channel Outdoor Holdings, Inc. (f)	58,641	144
Warner Bros Discovery, Inc. (f)	4,620	84
		588
Energy (0.3%):
BP PLC, ADR	19,808	569
Exxon Mobil Corp.	7,693	656
GenOn Energy, Inc. (g)(h)	16,168	2,021
Nine Point Energy (g)(h)	2,678,202	—	(i)
Sabine Oil & Gas Holdings, Inc. (g)(h)	2,824	—	(i)
Shell PLC, ADR	1,159	62
Thunderbird Resources (g)(h)	22,883	12
		3,320
Financials (0.1%):
CME Group, Inc.	2,853	626
JPMorgan Chase & Co.	1,988	237
KeyCorp	13,573	262
Regions Financial Corp.	17,992	373
		1,498
Health Care (0.2%):
AbbVie, Inc.	1,655	243
Bristol-Myers Squibb Co.	3,589	270
CVS Health Corp.	6,775	652
Merck & Co., Inc.	6,970	618
		1,783
Materials (0.1%):
LyondellBasell Industries NV Class A	5,946	631

Real Estate (0.1%):
Crown Castle International Corp.	6,253	1,158
Total Common Stocks (Cost $11,022)		8,978

Preferred Stocks (1.9%)
Communication Services (0.3%):
Qwest Corp., 6.50%, 1/9/56 (f)	135,286	3,024

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Consumer Staples (0.4%):
CHS, Inc., cumulative redeemable, Series 1, 7.88% (j)	87,180	$2,393
CHS, Inc., cumulative redeemable, Series 2, 7.10% (LIBOR03M+429bps) (d)(j)	91,204	2,412
		4,805
Energy (1.0%):
NuStar Logistics LP, 7.78% (LIBOR03M+673bps), 1/15/43 (d)(k)	437,747	11,071

Real Estate (0.2%):
Equity Residential, cumulative redeemable, Series K, 8.29% (j)	45,314	2,554
Prologis, Inc., cumulative redeemable, Series Q, 8.54% (j)	5,310	340
		2,894
Total Preferred Stocks (Cost $22,050)		21,794

Warrants (0.0%)(b)
Energy (0.0%):
SandRidge Energy, Inc. (h)	14,270	1
SandRidge Energy, Inc.	6,008	—	(i)
		1
Total Warrants (Cost $–)		1

Senior Secured Loans (2.7%)
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 5.81% (LIBOR03M+475bps), 4/20/28 (d)	$2,000	2,034
Bausch Health Cos., Inc., Term B, First Lien, 1/27/27 (l)(m)	1,000	966
CITGO Petroleum Corp., 2019 Incremental Term B Loans, First Lien, 7.25% (LIBOR01M+625bps), 3/22/24 (d)	2,122	2,114
Clydesdale Acquisition Holdings, Inc., Term Loan, First Lien, 3/30/29 (l)(m)	1,000	986
Daseke Cos., Inc., Initial Term Loan, First Lien, 4.75% (LIBOR01M+400bps), 3/9/28 (d)	990	977
Directv Financing LLC, Closing Date Term Loans, First Lien, 5.75% (LIBOR01M+500bps), 2/8/27 (d)	977	972
Envision Healthcare Corp., Initial Term Loans, First Lien, 4.21% (LIBOR01M+375bps), 10/10/25 (d)	5	3
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 4.50% (SOFR01M+400bps), 1/27/29 (d)	2,500	2,487
Getty Images, Inc., Initial Dollar Term Loans, First Lien, 5.06% (LIBOR03M+450bps), 2/19/26 (d)	1,982	1,972
Graham Packaging Co., Inc., New Term Loans, First Lien, 3.75% (LIBOR01M+300bps), 8/4/27 (d)	1,455	1,423
Lealand Finance Co. BV, Make Whole Term Loan, First Lien, 3.46% (LIBOR01M+300bps), 6/30/24 (d)(h)	39	25
Lealand Finance Co. BV, Take-Back Term Loan, First Lien (3.00% PIK), 1.46% (LIBOR01M+100bps), 6/30/25 (d)(h)	339	171
McAfee Corp., Tranche B-1 Term Loans, First Lien, 4.50% (SOFR01M+400bps), 3/1/29 (d)	1,000	973
Paya, Inc., TLB, First Lien, 4.26% (LIBOR03M+325bps), 6/25/28 (d)	995	981
Polaris Newco LLC, Dollar Term Loan, First Lien, 4.50% (LIBOR01M+400bps), 4/6/28 (d)	1,244	1,229
Pregis Topco LLC, Initial Term Loan, First Lien, 4.46% (LIBOR01M+400bps), 7/25/26 (d)	1,466	1,436
Quicksilver Resources, Inc., Loans, Second Lien, 7/23/26 (g)(h)(m)	3,914	6
Sunshine Luxembourg VII Sarl, Facility B3 Commitments, First Lien, 4.76% (LIBOR03M+375bps), 10/2/26 (d)	3,957	3,919

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Team Health Holdings, Inc., Facility Extending Term Loan B, First Lien, 6.25% (SOFR01M+525bps), 2/17/27 (d)	$3,974	$3,726
Whatabrands LLC, Initial Term B Loans, First Lien, 3.75% (LIBOR01M+325bps), 7/21/28 (d)	1,995	1,971
Wok Holdings, Inc., Initial Term Loans, First Lien, 6.71% (LIBOR01M+625bps), 3/1/26 (d)	2,910	2,813
Total Senior Secured Loans (Cost $35,325)		31,184

Corporate Bonds (70.8%)
Communication Services (10.5%):
AMC Networks, Inc., 4.25%, 2/15/29, Callable 2/15/24 @ 102.13 (k)	5,000	4,363
Cars.com, Inc., 6.38%, 11/1/28, Callable 11/1/23 @ 103.19 (a)	2,000	1,877
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 3/1/30, Callable 9/1/24 @ 102.38 (a)	10,000	8,928
4.50%, 8/15/30, Callable 2/15/25 @ 102.25 (a)	5,000	4,369
4.50%, 6/1/33, Callable 6/1/27 @ 102.25 (a)	6,000	4,917
CenturyLink, Inc.
7.50%, 4/1/24, Callable 1/1/24 @ 100	3,000	3,082
7.65%, 3/15/42	4,621	4,101
Clear Channel Worldwide Holdings, Inc., 5.13%, 8/15/27, Callable 8/15/22 @ 102.56 (a)	1,500	1,411
CSC Holdings LLC
5.38%, 2/1/28, Callable 2/1/23 @ 102.69 (a)	1,000	925
7.50%, 4/1/28, Callable 4/1/23 @ 103.75 (a)(k)	3,000	2,767
6.50%, 2/1/29, Callable 2/1/24 @ 103.25 (a)(k)	4,500	4,299
5.75%, 1/15/30, Callable 1/15/25 @ 102.88 (a)	10,000	8,298
5.00%, 11/15/31, Callable 11/15/26 @ 102.5 (a)	1,000	773
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.88%, 8/15/27, Callable 8/15/23 @ 104.41 (a)	2,000	1,886
Dish DBS Corp.
5.88%, 11/15/24	4,000	3,897
7.75%, 7/1/26	7,000	6,683
7.38%, 7/1/28, Callable 7/1/23 @ 103.69 (n)	2,000	1,763
DISH DBS Corp., 5.25%, 12/1/26, Callable 6/1/26 @ 100 (a)	1,500	1,380
Embarq Corp., 8.00%, 6/1/36	2,500	2,251
Frontier Communications Corp., 6.75%, 5/1/29, Callable 5/1/24 @ 103.38 (a)(n)	1,000	909
Frontier Communications Holdings LLC
5.88%, 10/15/27, Callable 10/15/23 @ 102.94 (a)	1,000	957
5.00%, 5/1/28, Callable 5/1/24 @ 102.5 (a)(k)	2,000	1,826
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38 (a)	1,000	870
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 5/23/22 @ 104.19 (k)	2,000	1,980
Live Nation Entertainment, Inc., 3.75%, 1/15/28, Callable 1/15/24 @ 102.81 (a)	1,000	908
Lumen Technologies, Inc., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69 (a)	2,000	1,632
Match Group Holdings II LLC, 4.63%, 6/1/28, Callable 6/1/23 @ 102.31 (a)	2,000	1,867
Netflix, Inc., 4.38%, 11/15/26 (n)	2,000	1,984
News Corp., 5.13%, 2/15/32, Callable 2/15/27 @ 102.56 (a)	1,000	962
Nexstar Broadcasting, Inc.
5.63%, 7/15/27, Callable 7/15/22 @ 104.22 (a)	4,000	3,895
4.75%, 11/1/28, Callable 11/1/23 @ 102.38 (a)	2,000	1,821
Rackspace Technology Global, Inc., 3.50%, 2/15/28, Callable 2/15/24 @ 101.75 (a)	1,000	865
Salem Media Group, Inc., 6.75%, 6/1/24, Callable 6/6/22 @ 100 (a)	1,000	983
Scripps Escrow II, Inc.
3.88%, 1/15/29, Callable 1/15/24 @ 101.94 (a)	500	444
5.38%, 1/15/31, Callable 1/15/26 @ 102.69 (a)(n)	500	446

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (a)(k)	$5,000	$4,122
Sirius XM Radio, Inc.
4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (a)(k)	5,000	4,395
3.88%, 9/1/31, Callable 9/1/26 @ 101.94 (a)	2,000	1,691
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.5 (k)	7,500	7,281
T-Mobile USA, Inc., 2.63%, 4/15/26, Callable 4/15/23 @ 101.31 (k)	5,000	4,663
Univision Communications, Inc., 4.50%, 5/1/29, Callable 5/1/24 @ 102.25 (a)	1,000	898
Zayo Group Holdings, Inc.
4.00%, 3/1/27, Callable 6/6/22 @ 100 (a)	1,500	1,310
6.13%, 3/1/28, Callable 3/1/23 @ 103.06 (a)	5,000	4,193
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.88%, 2/1/29, Callable 2/1/24 @ 101.94 (a)	1,000	885
		119,757
Consumer Discretionary (10.6%):
Asbury Automotive Group, Inc.
4.75%, 3/1/30, Callable 3/1/25 @ 102.38	1,500	1,345
5.00%, 2/15/32, Callable 11/15/26 @ 102.5 (a)	3,000	2,674
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 4/1/25 @ 102.31 (a)	3,000	2,453
Beazer Homes USA, Inc., 7.25%, 10/15/29, Callable 10/15/24 @ 103.63	6,000	5,720
Boyd Gaming Corp., 4.75%, 6/15/31, Callable 6/15/26 @ 102.38 (a)	2,000	1,812
Boyne USA, Inc., 4.75%, 5/15/29, Callable 5/15/24 @ 102.38 (a)(n)	1,000	931
Caesars Entertainment, Inc., 4.63%, 10/15/29, Callable 10/15/24 @ 102.31 (a)	9,000	7,770
Carnival Corp.
10.50%, 2/1/26, Callable 8/1/23 @ 105.25 (a)	500	550
9.88%, 8/1/27, Callable 2/1/24 @ 104.94 (a)	4,000	4,316
6.00%, 5/1/29, Callable 11/1/24 @ 103 (a)	5,000	4,488
Clarios Global LP/Clarios US Finance Co., 8.50%, 5/15/27, Callable 6/6/22 @ 104.25 (a)	3,500	3,505
Everi Holdings, Inc., 5.00%, 7/15/29, Callable 7/15/24 @ 102.5 (a)	1,000	907
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 1/15/29, Callable 1/15/25 @ 102.31 (a)	3,000	2,720
Ford Motor Co., 6.63%, 10/1/28	7,000	7,267
GPC Merger Sub, Inc., 7.13%, 8/15/28, Callable 8/15/23 @ 103.56 (a)(n)	2,000	1,804
Group 1 Automotive, Inc., 4.00%, 8/15/28, Callable 8/15/23 @ 102 (a)	1,500	1,349
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 5/1/26 @ 102 (a)	2,500	2,243
KB Home, 4.80%, 11/15/29, Callable 5/15/29 @ 100	2,000	1,811
L Brands, Inc., 6.95%, 3/1/33	3,000	2,853
Lindblad Expeditions LLC, 6.75%, 2/15/27, Callable 2/15/24 @ 103.38 (a)	1,000	983
M/I Homes, Inc., 4.95%, 2/1/28, Callable 2/1/23 @ 103.71	4,500	4,147
Macy's Retail Holdings LLC, 5.88%, 3/15/30, Callable 3/15/25 @ 102.94 (a)(n)	5,000	4,696
Magic Mergerco, Inc., 5.25%, 5/1/28, Callable 11/1/23 @ 102.63 (a)	3,000	2,580
Marriott Ownership Resorts, Inc.
4.75%, 1/15/28, Callable 9/15/22 @ 102.38	2,000	1,836
4.50%, 6/15/29, Callable 6/15/24 @ 102.25 (a)	2,000	1,782
Mattel, Inc., 3.75%, 4/1/29, Callable 4/1/24 @ 101.88 (a)	3,000	2,858
MGM Resorts International, 4.75%, 10/15/28, Callable 7/15/28 @ 100	5,000	4,594
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)(k)	2,000	1,765
NCL Corp., Ltd., 5.88%, 3/15/26, Callable 12/15/25 @ 100 (a)	1,000	919
Newell Brands, Inc., 5.87%, 4/1/36, Callable 10/1/35 @ 100	3,000	2,869
Nordstrom, Inc.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.38%, 4/1/30, Callable 1/1/30 @ 100 (n)	$2,000	$1,761
4.25%, 8/1/31, Callable 5/1/31 @ 100 (n)	3,000	2,565
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
6.00%, 2/15/28, Callable 2/15/24 @ 103 (a)(n)	2,000	1,671
10.75%, 6/1/28, Callable 6/1/23 @ 105.38 (a)(n)	1,000	1,028
Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25, Callable 6/1/22 @ 108.63 (a)	1,000	1,087
Scientific Games Holdings LP / Scientific Games US FinCo., Inc., 6.63%, 3/1/30, Callable 3/1/25 @ 103.31 (a)(k)	1,000	950
Seaworld Parks & Entertainment, Inc., 5.25%, 8/15/29, Callable 8/15/24 @ 102.63 (a)	2,250	2,049
Taylor Morrison Communities, Inc., 5.75%, 1/15/28, Callable 10/15/27 @ 100 (a)	5,000	4,908
The Gap, Inc.
3.63%, 10/1/29, Callable 10/1/24 @ 101.81 (a)(n)	500	407
3.88%, 10/1/31, Callable 10/1/26 @ 101.94 (a)	500	400
Travel + Leisure Co., 4.50%, 12/1/29, Callable 9/1/29 @ 100 (a)	2,000	1,773
Trident TPI Holdings, Inc., 6.63%, 11/1/25, Callable 5/16/22 @ 101.66 (a)	3,000	2,897
USA Compression Partners LP / USA Compression Finance, 6.88%, 4/1/26, Callable 6/6/22 @ 103.44	3,000	2,945
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 9/15/28, Callable 9/15/23 @ 102.44 (a)	2,000	1,767
Wyndham Hotels & Resorts, Inc., 4.38%, 8/15/28, Callable 8/15/23 @ 102.19 (a)	2,000	1,865
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 3/1/25, Callable 12/1/24 @ 100 (a)	1,500	1,451
5.25%, 5/15/27, Callable 2/15/27 @ 100 (a)	1,500	1,382
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/1/29, Callable 7/1/29 @ 100 (a)	1,000	876
Yum! Brands, Inc., 4.75%, 1/15/30, Callable 10/15/29 @ 100 (a)	4,000	3,802
		121,131
Consumer Staples (3.1%):
Coty, Inc., 6.50%, 4/15/26, Callable 6/6/22 @ 103.25 (a)(n)	4,500	4,376
Edgewell Personal Care Co., 4.13%, 4/1/29, Callable 4/1/24 @ 102.06 (a)	2,500	2,227
H-Food Holdings LLC/Hearthside Finance Co., Inc., 8.50%, 6/1/26, Callable 5/16/22 @ 104.25 (a)	4,000	3,763
Lamb Weston Holdings, Inc., 4.38%, 1/31/32, Callable 1/31/27 @ 102.19 (a)	2,000	1,796
NBM US Holdings, Inc., 6.63%, 8/6/29, Callable 8/6/24 @ 103.31 (a)	3,000	3,086
Performance Food Group, Inc., 4.25%, 8/1/29, Callable 8/1/24 @ 102.13 (a)	5,000	4,448
Pilgrim's Pride Corp., 3.50%, 3/1/32, Callable 9/1/26 @ 101.75 (a)	1,000	848
Post Holdings, Inc.
5.50%, 12/15/29, Callable 12/15/24 @ 102.75 (a)	2,500	2,272
4.63%, 4/15/30, Callable 4/15/25 @ 102.31 (a)	3,000	2,566
Spectrum Brands, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 101.94 (a)	3,000	2,525
Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13 (a)(k)	1,500	1,243
U.S. Foods, Inc., 4.75%, 2/15/29, Callable 2/15/24 @ 102.38 (a)	6,000	5,539
		34,689
Energy (9.5%):
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69 (a)	1,000	940
Antero Resources Corp., 8.38%, 7/15/26, Callable 1/15/24 @ 104.19 (a)(k)	1,500	1,617
Apache Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	5,000	4,700

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25, Callable 12/15/22 @ 103.81 (a)	$1,500	$1,545
Bonanza Creek Energy, Inc., 7.50%, 4/30/26	482	481
Buckeye Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100 (a)	1,000	912
California Resources Corp., 7.13%, 2/1/26, Callable 2/1/23 @ 103.57 (a)	3,000	3,062
Carrizo Oil & Gas, Inc., 8.25%, 7/15/25, Callable 6/6/22 @ 104.13 (n)	3,000	3,010
Citgo Holding, Inc., 9.25%, 8/1/24, Callable 6/6/22 @ 104.63 (a)(n)	1,000	994
CONSOL Energy, Inc., 11.00%, 11/15/25, Callable 6/6/22 @ 105.5 (a)	2,000	2,088
Crestwood Midstream Partners, LP / Crestwood Midstream Finance Corp.
5.63%, 5/1/27, Callable 5/23/22 @ 102.81 (a)	750	730
6.00%, 2/1/29, Callable 2/1/24 @ 103 (a)	750	730
CSI Compressco LP/CSI Compressco Finance, Inc., 7.50%, 4/1/25, Callable 6/6/22 @ 103.75 (a)	1,163	1,121
CSI Compressco LP/CSI Compressco Finance, Inc. (3.50% PIK), 10.00%, 4/1/26, Callable 4/1/23 @ 107.5 (a)	3,781	3,665
DCP Midstream Operating LP, 6.75%, 9/15/37 (a)	1,338	1,503
DT Midstream, Inc., 4.38%, 6/15/31, Callable 6/15/26 @ 102.19 (a)	1,000	897
Earthstone Energy Holdings LLC, 8.00%, 4/15/27, Callable 4/15/24 @ 106 (a)(n)	1,000	997
Endeavor Energy Resources LP/EER Finance, Inc., 6.63%, 7/15/25, Callable 7/15/22 @ 103.31 (a)	2,000	2,055
Energy Transfer LP, 7.13% (H15T5Y+531bps), Callable 5/15/30 @ 100 (d)(j)	1,000	944
Energy Transfer Operating LP, 3.33% (LIBOR03M+302bps), 11/1/66, Callable 6/6/22 @ 100 (d)	1,500	1,233
Enlink Midstream Partners LP, 6.00% (LIBOR03M+411bps), Callable 12/15/22 @ 100 (d)(j)	1,000	735
Enterprise TE Partners LP, 3.30% (LIBOR03M+278bps), 6/1/67, Callable 6/6/22 @ 100 (d)	3,000	2,552
Eqm Midstream Partners, LP, 4.75%, 1/15/31, Callable 7/15/30 @ 100 (a)	1,000	894
EQT Midstream Partners LP
4.13%, 12/1/26, Callable 9/1/26 @ 100	2,000	1,857
5.50%, 7/15/28, Callable 4/15/28 @ 100	1,000	955
Hess Midstream Operations, LP, 5.50%, 10/15/30, Callable 10/15/25 @ 102.75 (a)	500	493
Hess Midstream Partners LP, 5.13%, 6/15/28, Callable 6/15/23 @ 102.56 (a)	3,000	2,911
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (a)	8,000	7,973
Laredo Petroleum, Inc., 10.13%, 1/15/28, Callable 1/15/23 @ 107.59 (n)	1,000	1,054
Martin Midstream Partners LP/Martin Midstream Finance Corp.
10.00%, 2/29/24, Callable 6/6/22 @ 102 (a)	480	486
11.50%, 2/28/25, Callable 8/12/22 @ 102 (a)	1,750	1,780
MPLX LP, 6.87% (LIBOR03M+465bps), Callable 2/15/23 @ 100 (d)(j)(n)	2,000	1,969
Murphy Oil Corp., 5.75%, 8/15/25, Callable 6/6/22 @ 102.88	6,000	6,018
Occidental Petroleum Corp.
5.88%, 9/1/25, Callable 6/1/25 @ 100	1,000	1,027
8.50%, 7/15/27, Callable 1/15/27 @ 100	4,160	4,693
6.38%, 9/1/28, Callable 3/1/28 @ 100	2,500	2,637
8.88%, 7/15/30, Callable 1/15/30 @ 100	2,000	2,403
4.71%, 10/10/36	3,500	1,800
PDC Energy, Inc., 5.75%, 5/15/26, Callable 6/6/22 @ 102.88	1,500	1,460
Petroleos Mexicanos, 6.63%, 6/15/35	6,000	4,878
Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100	1,000	994
SM Energy Co., 5.63%, 6/1/25, Callable 6/6/22 @ 100.94	3,000	2,953
Southern Union Co., 3.33% (LIBOR03M+302bps), 11/1/66, Callable 6/6/22 @ 100 (d)	2,000	1,399

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Southwestern Energy Co.
7.75%, 10/1/27, Callable 10/1/22 @ 103.88 (n)	$1,000	$1,046
5.38%, 2/1/29, Callable 2/1/24 @ 102.69	1,500	1,482
Sunoco LP/Sunoco Finance Corp.
4.50%, 5/15/29, Callable 5/15/24 @ 102.25	3,000	2,703
4.50%, 4/30/30, Callable 4/30/25 @ 102.25 (a)	2,000	1,804
Tallgrass Energy Partners LP/Tallgras Energy Finance Corp., 6.00%, 3/1/27, Callable 3/1/23 @ 103 (a)	3,000	2,910
Talos Production, Inc., 12.00%, 1/15/26, Callable 1/15/23 @ 106	1,000	1,076
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/28, Callable 1/15/23 @ 102.5	4,000	3,936
Transocean Pontus Ltd., 6.13%, 8/1/25, Callable 6/7/22 @ 104.59 (a)	308	303
Transocean, Inc., 11.50%, 1/30/27, Callable 7/30/23 @ 105.75 (a)(n)	2,500	2,489
Western Midstream Operating LP
4.65%, 7/1/26, Callable 4/1/26 @ 100	2,000	1,972
6.25%, 2/1/50, Callable 8/1/49 @ 100	1,500	1,323
		108,189
Financials (8.6%):
Adient Global Holdings Corp., 4.88%, 8/15/26, Callable 6/6/22 @ 102.44 (a)	3,000	2,678
AmTrust Financial Services, Inc., 6.13%, 8/15/23	5,000	5,005
AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44 (a)	2,000	1,830
AssuredPartners, Inc., 5.63%, 1/15/29, Callable 12/15/23 @ 102.81 (a)	2,000	1,760
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	3,000	3,036
Blackstone Private Credit Fund
2.63%, 12/15/26, Callable 11/15/26 @ 100 (a)	3,000	2,637
3.25%, 3/15/27, Callable 2/15/27 @ 100 (a)	3,000	2,689
Condor Merger Sub, Inc., 7.38%, 2/15/30, Callable 2/15/25 @ 103.69 (a)(n)	500	447
Ford Motor Credit Co. LLC
4.06%, 11/1/24, Callable 10/1/24 @ 100 (k)	3,000	2,936
3.38%, 11/13/25, Callable 10/13/25 @ 100	4,000	3,771
4.13%, 8/17/27, Callable 6/17/27 @ 100	6,250	5,796
5.11%, 5/3/29, Callable 2/3/29 @ 100	6,000	5,686
Genworth Holdings, Inc., 2.51% (LIBOR03M+200bps), 11/15/66, Callable 5/23/22 @ 100 (d)	2,000	1,124
Global Atlantic Fin Co., 4.70% (H15T5Y+380bps), 10/15/51, Callable 7/15/26 @ 100 (a)(d)	3,000	2,681
Gray Escrow II, Inc., 5.38%, 11/15/31, Callable 11/15/26 @ 102.69 (a)	2,000	1,752
HUB International Ltd., 7.00%, 5/1/26, Callable 5/16/22 @ 101.75 (a)(n)	3,000	2,973
ILFC E-Capital Trust II, 4.30%, 12/21/65, Callable 6/6/22 @ 100 (a)(n)	2,000	1,615
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 8/15/28, Callable 8/15/24 @ 102.5 (a)	1,500	1,367
LABL Escrow Issuer LLC
6.75%, 7/15/26, Callable 7/15/22 @ 103.38 (a)	1,000	962
10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (a)(k)	3,000	2,896
Lehman Brothers Holdings, 5.75%, 4/25/11, MTN (h)(p)	1,000	4
Lehman Brothers Treasury Co. BV, MTN (j)(q)	1,447	6
Level 3 Financing, Inc., 4.25%, 7/1/28, Callable 7/1/23 @ 102.13 (a)	2,000	1,692
Lions Gate Capital Holdings LLC, 5.50%, 4/15/29, Callable 4/15/24 @ 102.75 (a)(n)	1,500	1,329
MetLife, Inc., 10.75%, 8/1/69, Callable 8/1/34 @ 100	1,000	1,392
Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29, Callable 10/1/24 @ 102.63 (a)(n)	3,000	2,610
Navient Corp.
6.75%, 6/25/25	5,000	5,025
6.75%, 6/15/26	5,000	4,921
5.63%, 8/1/33, MTN	6,000	4,849

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Olympus Water US Holding Corp.
4.25%, 10/1/28, Callable 10/1/24 @ 102.13 (a)	$2,000	$1,776
6.25%, 10/1/29, Callable 10/1/24 @ 103.13 (a)(n)	750	627
OneMain Finance Corp.
7.13%, 3/15/26	6,000	6,107
5.38%, 11/15/29, Callable 5/15/29 @ 100	2,000	1,797
OWL Rock Core Income Corp.
5.50%, 3/21/25 (a)	1,000	989
4.70%, 2/8/27, Callable 1/8/27 @ 100 (a)	1,000	943
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 5/15/29, Callable 5/15/24 @ 102.44 (a)	2,000	1,834
PPL Capital Funding, Inc., 3.66% (LIBOR03M+267bps), 3/30/67, Callable 6/6/22 @ 100 (d)	1,000	879
Starwood Property Trust, Inc., 4.38%, 1/15/27, Callable 7/15/26 @ 100 (a)	1,000	933
Summer BC Bidco B LLC, 5.50%, 10/31/26, Callable 7/15/23 @ 102.75 (a)	2,000	1,922
The Hanover Insurance Group, Inc., 8.21%, 2/3/27	3,000	3,120
The Hartford Financial Services Group, Inc., 2.63% (LIBOR03M+213bps), 2/12/67, Callable 6/6/22 @ 100 (a)(d)	1,000	883
		97,279
Health Care (6.6%):
Bausch Health Cos., Inc.
5.00%, 1/30/28, Callable 1/30/23 @ 102.5 (a)	2,000	1,478
5.25%, 1/30/30, Callable 1/30/25 @ 102.63 (a)(k)	6,000	4,163
Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	2,500	2,423
CHS / Community Health Systems, Inc., 5.25%, 5/15/30, Callable 5/15/25 @ 102.63 (a)	2,000	1,755
CHS, Inc., 8.00%, 3/15/26, Callable 6/6/22 @ 104 (a)	12,000	12,415
CHS/Community Health Systems, Inc., 6.88%, 4/15/29, Callable 4/15/24 @ 103.44 (a)(n)	3,000	2,632
DaVita, Inc.
4.63%, 6/1/30, Callable 6/1/25 @ 102.31 (a)	1,500	1,308
3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	10,000	8,147
Eastern Maine Healthcare Systems, 5.02%, 7/1/36	3,000	3,020
Embecta Corp., 6.75%, 2/15/30, Callable 2/15/27 @ 101.69 (a)(n)	1,000	970
Encompass Health Corp.
5.75%, 9/15/25, Callable 6/6/22 @ 101.92	2,000	2,035
4.63%, 4/1/31, Callable 4/1/26 @ 102.31	500	442
Global Medical Response, Inc., 6.50%, 10/1/25, Callable 5/10/22 @ 103.25 (a)	2,000	1,931
HealthEquity, Inc., 4.50%, 10/1/29, Callable 10/1/24 @ 102.25 (a)	750	685
Mednax, Inc., 5.38%, 2/15/30, Callable 2/15/25 @ 102.69 (a)(n)	3,000	2,812
Organon Finance 1 LLC, 4.13%, 4/30/28, Callable 4/30/24 @ 102.06 (a)	2,000	1,858
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
7.38%, 6/1/25, Callable 6/6/22 @ 103.69 (a)(k)	598	612
7.25%, 2/1/28, Callable 2/1/23 @ 103.63 (a)	1,218	1,238
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88 (a)	2,000	1,698
Select Medical Corp., 6.25%, 8/15/26, Callable 8/15/22 @ 103.13 (a)	2,500	2,481
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 5/23/22 @ 100 (a)(k)	1,000	853
Tenet Healthcare Corp.
5.13%, 11/1/27, Callable 11/1/22 @ 102.56 (a)	6,000	5,853
6.13%, 10/1/28, Callable 10/1/23 @ 103.06 (a)(n)	4,000	3,838
4.38%, 1/15/30, Callable 12/1/24 @ 102.19 (a)	3,000	2,730
6.88%, 11/15/31	3,000	3,108
US Acute Care Solutions, 6.38%, 3/1/26, Callable 3/1/23 @ 103.19 (a)	5,000	4,868
		75,353

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Industrials (9.6%):
ADT Security Corp., 4.88%, 7/15/32 (a)	$3,000	$2,545
American Airlines, Inc., 11.75%, 7/15/25 (a)(k)	2,000	2,305
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29 (a)	3,000	2,894
Atkore, Inc., 4.25%, 6/1/31, Callable 6/1/26 @ 102.13 (a)	2,000	1,772
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 7/15/27, Callable 7/15/22 @ 102.88 (a)(n)	1,000	987
5.38%, 3/1/29, Callable 3/1/24 @ 102.69 (a)(n)	3,000	2,852
Brand Energy & Infrastructure Services, Inc., 8.50%, 7/15/25, Callable 6/6/22 @ 104.25 (a)	1,000	902
Builders FirstSource, Inc., 4.25%, 2/1/32, Callable 8/1/26 @ 102.13 (a)	1,100	939
BWX Technologies, Inc., 4.13%, 4/15/29, Callable 4/15/24 @ 102.06 (a)	2,000	1,847
CDI Escrow Issuer, Inc., 5.75%, 4/1/30, Callable 4/1/25 @ 102.88 (a)	2,000	1,927
Covanta Holding Corp., 5.00%, 9/1/30, Callable 9/1/25 @ 102.5	1,000	905
Delta Air Lines, Inc., 7.38%, 1/15/26, Callable 12/15/25 @ 100 (n)	2,000	2,130
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100 (n)	1,000	951
Gates Global LLC/Gates Corp., 6.25%, 1/15/26, Callable 6/6/22 @ 103.13 (a)	2,500	2,452
H&E Equipment Services, Inc., 3.88%, 12/15/28, Callable 12/15/23 @ 101.94 (a)	2,000	1,742
Howmet Aerospace, Inc., 5.95%, 2/1/37	3,000	3,035
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	4,000	3,738
JB Poindexter & Co., Inc., 7.13%, 4/15/26, Callable 6/6/22 @ 103.56 (a)	2,500	2,507
Matthews International Corp., 5.25%, 12/1/25, Callable 6/6/22 @ 102.63 (a)	3,500	3,497
Minerva Merger Sub, Inc., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25 (a)	5,000	4,600
Mueller Water Products, Inc., 4.00%, 6/15/29, Callable 6/15/24 @ 102 (a)	1,000	909
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 8/31/27, Callable 8/31/26 @ 100 (a)	1,000	857
6.25%, 1/15/28, Callable 1/15/23 @ 103.13 (a)	10,000	8,975
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 10/15/24 @ 102.19 (a)	1,000	904
RR Donnelley & Sons Co., 8.25%, 7/1/27, Callable 7/1/23 @ 106.19	2,850	2,967
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	2,000	1,693
Spirit AeroSystems, Inc., 5.50%, 1/15/25, Callable 10/15/22 @ 102.75 (a)	1,500	1,495
Spirit Airlines Pass Through Trust, 4.10%, 10/1/29	1,907	1,858
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25, Callable 9/20/23 @ 104 (a)	75	79
Standard Industries, Inc.
4.38%, 7/15/30, Callable 7/15/25 @ 102.19 (a)	2,000	1,672
3.38%, 1/15/31, Callable 7/15/25 @ 101.69 (a)	6,000	4,773
Terex Corp., 5.00%, 5/15/29, Callable 5/15/24 @ 102.5 (a)	3,000	2,758
Textron Financial Corp., 2.24% (LIBOR03M+174bps), 2/15/42, Callable 5/23/22 @ 100 (a)(d)	1,000	837
The ADT Security Corp., 4.13%, 8/1/29, Callable 8/1/28 @ 100 (a)	2,000	1,701
The Hertz Corp.
4.63%, 12/1/26, Callable 12/1/23 @ 102.31 (a)	2,000	1,827
5.00%, 12/1/29, Callable 12/1/24 @ 102.5 (a)(k)	4,000	3,501
TransDigm, Inc.
7.50%, 3/15/27, Callable 6/6/22 @ 103.75	5,000	5,037
5.50%, 11/15/27, Callable 11/15/22 @ 102.75	7,000	6,420
4.88%, 5/1/29, Callable 5/1/24 @ 102.44 (n)	5,000	4,379
U.S. Airways Pass Through Trust, 3.95%, 11/15/25	2,179	2,087

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Uber Technologies, Inc., 7.50%, 9/15/27, Callable 9/15/22 @ 105.63 (a)	$3,000	$3,087
United Airlines Pass Through Trust, 4.88%, 1/15/26	23	23
United Airlines, Inc.
4.38%, 4/15/26, Callable 10/15/25 @ 100 (a)	250	241
4.63%, 4/15/29, Callable 10/15/28 @ 100 (a)	250	230
United Rentals North America, Inc., 4.00%, 7/15/30, Callable 7/15/25 @ 102	3,000	2,685
Waste Pro USA, Inc., 5.50%, 2/15/26, Callable 6/6/22 @ 102.75 (a)	3,000	2,667
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63 (a)	1,000	1,039
		109,228
Information Technology (3.1%):
Acuris Finance US, Inc./Acuris Finance SARL, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5 (a)	2,000	1,838
Amkor Technology, Inc., 6.63%, 9/15/27 (a)	1,000	1,021
Avaya, Inc., 6.13%, 9/15/28, Callable 9/15/23 @ 103.06 (a)	2,500	2,311
Brightstar Escrow Corp., 9.75%, 10/15/25, Callable 10/15/22 @ 104.88 (a)	2,000	1,945
Colt Merger Sub, Inc.
6.25%, 7/1/25, Callable 7/1/22 @ 103.13 (a)	5,000	5,056
5.75%, 7/1/25, Callable 7/1/22 @ 102.88 (a)	1,000	1,021
CommScope Technologies LLC
6.00%, 6/15/25, Callable 5/16/22 @ 102 (a)	2,000	1,755
5.00%, 3/15/27, Callable 5/16/22 @ 102.5 (a)(n)	4,000	3,138
Entegris, Inc., 3.63%, 5/1/29, Callable 5/1/24 @ 102.72 (a)(n)	1,000	880
Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25 (a)	1,500	1,439
J2 Global, Inc., 4.63%, 10/15/30, Callable 10/15/25 @ 102.21 (a)	1,304	1,165
NCR Corp.
5.13%, 4/15/29, Callable 4/15/24 @ 102.56 (a)	3,000	2,839
6.13%, 9/1/29, Callable 9/1/24 @ 103.06 (a)	3,000	2,873
Square, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100 (a)	1,500	1,256
Switch Ltd., 4.13%, 6/15/29, Callable 6/15/24 @ 102.06 (a)	2,000	1,914
Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 101.94 (n)	3,000	2,564
Unisys Corp., 6.88%, 11/1/27, Callable 11/1/23 @ 103.44 (a)	2,000	2,006
		35,021
Materials (5.1%):
Allegheny Ludlum LLC, 6.95%, 12/15/25	1,456	1,507
Arconic Corp., 6.13%, 2/15/28, Callable 2/15/23 @ 103.06 (a)	1,200	1,161
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/1/29, Callable 5/15/24 @ 102 (a)	3,500	2,999
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 8/15/22 @ 102.63 (a)	3,000	2,577
Axalta Coating Systems LLC, 3.38%, 2/15/29, Callable 2/15/24 @ 101.69 (a)	2,000	1,735
Bway Holding Co., 7.25%, 4/15/25, Callable 6/6/22 @ 100 (a)(n)	8,000	7,582
Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26 @ 102.44 (a)(n)	4,000	3,721
Commercial Metals Co., 4.38%, 3/15/32, Callable 3/15/27 @ 102.19	2,000	1,787
Freeport-McMoRan, Inc., 4.25%, 3/1/30, Callable 3/1/25 @ 102.13 (k)	1,500	1,413
Glatfelter Corp., 4.75%, 11/15/29, Callable 11/1/24 @ 102.38 (a)	2,500	2,005
Kaiser Aluminum Corp., 4.50%, 6/1/31, Callable 6/1/26 @ 102.25 (a)	3,000	2,582
Louisiana-Pacific Corp., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81 (a)	6,750	5,820
Novelis Corp., 4.75%, 1/30/30, Callable 1/30/25 @ 102.38 (a)	3,000	2,757
Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5	2,000	1,896
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/28, Callable 10/15/24 @ 102.19 (a)	2,000	1,764
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 4.00%, 10/15/27, Callable 10/15/23 @ 102 (a)	1,000	871
SCIH Salt Holdings, Inc., 4.88%, 5/1/28, Callable 5/1/24 @ 102.44 (a)	2,000	1,754

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
The Chemours Co.
5.38%, 5/15/27, Callable 2/15/27 @ 100 (n)	$1,000	$974
5.75%, 11/15/28, Callable 11/15/23 @ 102.88 (a)	4,000	3,766
4.63%, 11/15/29, Callable 11/15/24 @ 102.31 (a)	3,000	2,598
Tronox, Inc., 4.63%, 3/15/29, Callable 3/15/24 @ 102.31 (a)	4,000	3,570
United States Steel Corp., 6.88%, 3/1/29, Callable 3/1/24 @ 103.44 (n)	2,000	2,034
Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26 @ 101.81 (a)	1,000	812
Venator Finance SARL/Venator Materials LLC, 5.75%, 7/15/25, Callable 6/6/22 @ 102.88 (a)(n)	1,000	820
		58,505
Real Estate (1.5%):
Diversified Healthcare Trust, 9.75%, 6/15/25, Callable 6/15/22 @ 104.88	3,000	3,144
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 3.88%, 2/15/29, Callable 11/15/28 @ 100 (a)	3,750	3,523
Outfront Media Capital LLC/Outfront Media Capital Corp.
6.25%, 6/15/25, Callable 6/15/22 @ 103.13 (a)	2,000	2,030
4.63%, 3/15/30, Callable 3/15/25 @ 102.31 (a)	1,000	893
Service Properties Trust
4.95%, 2/15/27, Callable 8/15/26 @ 100 (n)	2,000	1,734
4.95%, 10/1/29, Callable 7/1/29 @ 100 (n)	4,000	3,200
Vertical US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 102.63 (a)	2,000	1,876
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06 (a)	750	674
		17,074
Utilities (2.6%):
Calpine Corp., 4.63%, 2/1/29, Callable 2/1/24 @ 102.31 (a)	7,000	6,118
FirstEnergy Transmission LLC, 2.87%, 9/15/28, Callable 7/15/28 @ 100 (a)	2,000	1,783
Genesis Energy LP, 6.50%, 10/1/25, Callable 6/6/22 @ 103.25	2,000	1,914
NRG Energy, Inc.
5.75%, 1/15/28, Callable 1/15/23 @ 102.88	3,000	2,929
3.63%, 2/15/31, Callable 2/15/26 @ 101.81 (a)	4,000	3,339
Pacific Gas and Electric Co., 4.20%, 6/1/41, Callable 12/1/40 @ 100	3,000	2,361
PG&E Corp.
5.00%, 7/1/28, Callable 7/1/23 @ 102.5	1,000	921
5.25%, 7/1/30, Callable 7/1/25 @ 102.63	1,000	911
Talen Energy Supply LLC, 7.25%, 5/15/27, Callable 6/6/22 @ 103.63 (a)(n)	2,000	1,916
Vistra Corp., 7.00%, Callable 12/15/26 @ 100 (a)(j)	1,500	1,460
Vistra Operations Co. LLC
5.00%, 7/31/27, Callable 7/31/22 @ 102.5 (a)	5,000	4,798
4.38%, 5/1/29, Callable 5/1/24 @ 102.19 (a)	1,000	910
		29,360
Total Corporate Bonds (Cost $858,993)		805,586

Yankee Dollars (16.8%)
Communication Services (1.7%):
Altice France Holding SA, 6.00%, 2/15/28, Callable 2/15/23 @ 103 (a)(n)	8,000	6,608
Altice France SA
8.13%, 2/1/27, Callable 5/16/22 @ 106.09 (a)	3,000	3,022
5.50%, 10/15/29, Callable 10/15/24 @ 102.75 (a)	3,000	2,582
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.
8.75%, 5/25/24, Callable 5/23/22 @ 104.38 (a)	999	984
8.75%, 5/25/24, Callable 5/23/22 @ 104.38 (a)	1,000	983

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
LCPR Seniorr Secured Financing DAC, 5.13%, 7/15/29, Callable 7/15/24 @ 102.56 (a)	$1,500	$1,366
Telecom Italia Capital SA, 7.20%, 7/18/36	5,000	4,518
		20,063
Consumer Discretionary (2.1%):
1011778 BC ULC/New Red Finance, Inc., 3.88%, 1/15/28, Callable 9/15/22 @ 101.94 (a)	3,000	2,760
IHO Verwaltungs GmbH, 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (a)(r)	3,024	2,880
International Game Technology PLC, 6.25%, 1/15/27, Callable 7/15/26 @ 100 (a)	3,000	3,050
Jaguar Land Rover Automotive PLC, 5.88%, 1/15/28, Callable 1/15/24 @ 102.94 (a)	1,500	1,291
Mattamy Group Corp., 4.63%, 3/1/30, Callable 3/1/25 @ 102.31 (a)	3,000	2,560
Melco Reosrts Finance Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69 (a)(n)	2,000	1,610
Melco Resorts Finance Ltd., 5.75%, 7/21/28, Callable 7/21/23 @ 102.88 (a)	1,000	832
NCL Corp., Ltd., 5.88%, 2/15/27, Callable 2/15/24 @ 102.94 (a)	2,000	1,902
Royal Caribbean Cruises Ltd.
5.50%, 8/31/26, Callable 2/28/26 @ 100 (a)	4,000	3,728
5.50%, 4/1/28, Callable 10/1/27 @ 100 (a)(n)	2,500	2,280
Wynn Macau Ltd., 5.50%, 1/15/26, Callable 6/15/22 @ 104.13 (a)	1,000	867
		23,760
Consumer Staples (0.5%):
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38 (a)	2,000	2,078
Leviathan Bond Ltd., 6.75%, 6/30/30, Callable 12/30/29 @ 100 (a)	2,000	1,963
Minerva Luxembourg SA, 5.88%, 1/19/28, Callable 1/19/23 @ 102.94 (a)(n)	2,000	2,055
		6,096
Energy (2.3%):
Baytex Energy Corp., 8.75%, 4/1/27, Callable 4/1/23 @ 106.56 (a)	3,000	3,173
Harbour Energy PLC, 5.50%, 10/15/26, Callable 10/15/23 @ 102.75 (a)	2,000	1,935
Ithaca Energy North Sea PLC, 9.00%, 7/15/26, Callable 7/15/23 @ 104.5 (a)	2,000	2,041
Northriver Midstream Finance LP, 5.63%, 2/15/26, Callable 10/15/22 @ 102.81 (a)	3,000	2,932
Petrobras Global Finance BV, 5.50%, 6/10/51, Callable 12/10/50 @ 100 (n)	4,000	3,288
Petroleos Mexicanos
6.84%, 1/23/30, Callable 10/23/29 @ 100	5,000	4,577
5.95%, 1/28/31, Callable 10/28/30 @ 100	3,000	2,528
Tecpetrol SA, 4.88%, 12/12/22, Callable 5/16/22 @ 100 (a)(n)	750	754
Transportadora de Gas del Sur SA, 6.75%, 5/2/25, Callable 6/6/22 @ 103.38 (a)(n)	1,500	1,410
Tullow Oil PLC, 10.25%, 5/15/26, Callable 5/15/23 @ 105.13 (a)	1,500	1,480
Vermilion Energy, Inc., 6.88%, 5/1/30, Callable 5/1/25 @ 103.44 (a)	2,000	1,952
		26,070
Financials (2.7%):
Altice Financing SA
5.00%, 1/15/28, Callable 1/15/23 @ 102.5 (a)	6,000	5,057
5.75%, 8/15/29, Callable 8/15/24 @ 102.88 (a)	3,500	2,957
BBVA Bancomer SA, 5.87% (H15T5Y+431bps), 9/13/34, Callable 9/13/29 @ 100 (a)(d)	4,500	4,328
Deutsche Bank AG
5.88% (SOFR+544bps), 7/8/31, Callable 4/8/30 @ 100 (d)	4,000	3,864

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.88% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100 (d)	$3,000	$2,755
Intesa Sanpaolo SpA, 5.71%, 1/15/26 (a)	2,000	1,991
UniCredit SpA, 7.30% (USISDA05+491bps), 4/2/34, Callable 4/2/29 @ 100 (a)(d)	8,000	8,114
Virgin Media Vendor Financing Notes IV Dac, 5.00%, 7/15/28, Callable 7/15/23 @ 102.5 (a)(n)	2,000	1,837
		30,903
Health Care (1.1%):
Bausch Health Cos., Inc.
4.88%, 6/1/28, Callable 6/1/24 @ 102.44 (a)	4,000	3,550
7.25%, 5/30/29, Callable 5/30/24 @ 103.63 (a)	4,500	3,401
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 3/1/28, Callable 12/1/27 @ 100 (n)	3,000	3,047
4.10%, 10/1/46	3,000	2,136
		12,134
Industrials (1.9%):
Air Canada Pass Through Trust, 4.13%, 11/15/26 (a)(n)	4,917	4,787
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28, Callable 12/15/23 @ 102.06 (a)	1,000	906
Bombardier, Inc.
7.50%, 3/15/25, Callable 6/6/22 @ 101.25 (a)	6,934	6,747
7.88%, 4/15/27, Callable 6/6/22 @ 103.94 (a)(k)	5,000	4,659
Rolls-Royce PLC, 5.75%, 10/15/27, Callable 7/15/27 @ 100 (a)	2,967	2,866
Seaspan Corp., 5.50%, 8/1/29, Callable 8/1/24 @ 102.75 (a)	1,500	1,321
		21,286
Information Technology (0.2%):
Seagate HDD Cayman, 4.88%, 6/1/27, Callable 3/1/27 @ 100	2,000	1,943

Materials (3.3%):
Alcoa Nederland Holding, 6.13%, 5/15/28, Callable 5/15/23 @ 103.06 (a)	1,500	1,523
Alcoa Nederland Holding BV, 4.13%, 3/31/29, Callable 3/31/24 @ 102.06 (a)(n)	2,000	1,884
ArcelorMittal, 7.00%, 10/15/39	1,000	1,088
Cemex SAB de CV, 5.45%, 11/19/29, Callable 11/19/24 @ 102.73 (a)	2,000	1,920
Diamond Bc BV, 4.63%, 10/1/29, Callable 10/1/24 @ 102.31 (a)	2,000	1,722
Eldorado Gold Corp., 6.25%, 9/1/29, Callable 9/1/24 @ 103.13 (a)	2,000	1,935
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 10/14/23 @ 102.5 (a)	2,000	1,820
First Quantum Minerals Ltd., 7.50%, 4/1/25, Callable 5/16/22 @ 101.88 (a)	10,000	10,141
Infrabuild Australia Pty Ltd., 12.00%, 10/1/24, Callable 6/6/22 @ 109 (a)(n)	2,000	2,042
Intertape Polymer Group, Inc., 4.38%, 6/15/29, Callable 6/15/24 @ 102.19 (a)	1,000	1,028
Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100 (n)	4,000	3,824
Mineral Resources Ltd., 8.13%, 5/1/27, Callable 6/6/22 @ 106.09 (a)	3,000	3,063
Mineral Resources, Ltd.
8.00%, 11/1/27, Callable 11/1/24 @ 104 (a)(l)	1,000	996
8.50%, 5/1/30, Callable 5/1/25 @ 104.25 (a)(l)	1,000	992
NOVA Chemicals Corp., 4.25%, 5/15/29, Callable 5/15/24 @ 102.13 (a)	2,000	1,735
The Scotts Miracle-Gro Co., 4.38%, 2/1/32, Callable 8/1/26 @ 102.19	2,000	1,673
		37,386
Real Estate (0.1%):
Vertical Holdco GmbH, 7.63%, 7/15/28, Callable 7/15/23 @ 103.81 (a)	1,000	962

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Sovereign Bond (0.1%):
Bahamas Government International Bond, 6.00%, 11/21/28, Callable 8/21/28 @ 100 (a)(n)	$1,500	$1,093

Utilities (0.8%):
AES Gener SA, 7.13% (USSW5+464bps), 3/26/79, Callable 4/7/24 @ 100 (a)(d)	2,750	2,678
Comision Federal de Electricidad, 3.35%, 2/9/31, Callable 11/9/30 @ 100 (a)	1,000	802
Electricite de France SA, 5.25% (USSW10+371bps), Callable 1/29/23 @ 100 (a)(d)(j)	3,000	2,970
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27 (a)	2,377	2,220
ENEL SpA, 8.75% (USSW5+588bps), 9/24/73, Callable 9/24/23 @ 100 (a)(d)	1,000	1,061
		9,731
Total Yankee Dollars (Cost $203,174)		191,427

Municipal Bonds (0.3%)
Illinois (0.2%):
City of Chicago, GO
7.05%, 1/1/29	1,295	1,410
7.05%, 1/1/29, Pre-refunded 1/1/23 @ 100	185	191
		1,601
New Jersey (0.1%):
South Jersey Transportation Authority Revenue, Series B, 3.36%, 11/1/28	1,375	1,303
Total Municipal Bonds (Cost $2,855)		2,904

Commercial Paper (5.0%) (o)
Albemarle Corp.
0.83%, 5/5/22 (a)	10,000	9,999
0.83%, 5/6/22 (a)	850	850
Autonation, Inc., 1.11%, 5/2/22 (a)	11,000	10,999
Aviation Captial Group, 0.72%, 5/2/22 (a)	11,200	11,199
Crown Castle International Corp.
1.01%, 5/3/22 (a)	3,500	3,500
0.96%, 5/4/22 (a)	4,800	4,799
0.94%, 5/5/22 (a)	3,000	3,000
Energy Transfer Part, LP, 0.93%, 5/6/22 (a)	1,000	1,000
Jabil, Inc., 1.35%, 5/2/22 (a)	400	400
Molson Coors Beverage Co., 0.73%, 5/5/22 (a)	11,300	11,299
Total Commercial Paper (Cost $57,046)		57,045

Exchange-Traded Funds (0.3%)
iShares iBoxx High Yield Corporate Bond ETF (k)(n)	23,412	1,839
SPDR Bloomberg High Yield Bond ETF (k)(n)	9,213	899
Total Exchange-Traded Funds (Cost $2,992)		2,738

Collateral for Securities Loaned (3.0%)^
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.19% (s)	20,679,957	20,680
Goldman Sachs Financial Square Government Fund, Institutional Shares, 0.31% (s)	2,443,793	2,444

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Invesco Government & Agency Portfolio, Institutional Shares, 0.36% (s)	11,451,878	$11,452
Total Collateral for Securities Loaned (Cost $34,576)		34,576
Total Investments (Cost $1,231,316) — 101.8%		1,159,025
Liabilities in excess of other assets — (1.8)%		(20,705)
NET ASSETS - 100.00%		$1,138,320

At April 30, 2022, the Fund's investments in foreign securities were 16.9% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of April 30, 2022, the fair value of these securities was $744,301 thousands and amounted to 65.4% of net assets.
(b)	Amount represents less than 0.05% of net assets.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2022.
(d)	Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2022.
(e)	Security is interest only.
(f)	Non-income producing security.
(g)	Security was fair valued based using significant unobservable inputs as of April 30, 2022.
(h)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At April 30, 2022, illiquid securities were 0.2% of the Fund's net assets.
(i)	Rounds to less than $1 thousand.
(j)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(k)	All or a portion of this security has been segregated as collateral for securities purchased on a delayed delivered and/or when-issued basis.
(l)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(m)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(n)	All or a portion of this security is on loan.
(o)	Rate represents the effective yield at April 30, 2022.
(p)	Currently the issuer is in default with respect to interest and/or principal payments.
(q)	Zero-coupon bond.
(r)	Coupon may be 7.13% PIK.
(s)	Rate disclosed is the daily yield on April 30, 2022.

ADR—American Depositary Receipt
bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETF—Exchange-Traded Fund
GO—General Obligation
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of April 30, 2022, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of April 30, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PIK—Payment in-kind
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate SOFR01M—1 Month SOFR, rate disclosed as of April 30, 2022.
ULC—Unlimited Liability Co.
USISDA05—5 Year ICE Swap Rate, rate disclosed as of April 30, 2022.
USSW10—USD 10 Year Swap Rate, rate disclosed as of April 30, 2022
USSW5—USD 5 Year Swap Rate, rate disclosed as of April 30, 2022.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (6.5%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (a)(b)	$8,500	$7,681
American Credit Acceptance Receivables Trust, Series 2022-1, Class B, 1.68%, 9/14/26, Callable 9/13/25 @ 100 (a)(b)	2,500	2,413
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12%, 3/13/28, Callable 9/13/25 @ 100 (a)(b)	3,500	3,327
AmeriCredit Automobile Receivables Trust, Series 2018-2, Class C, 3.59%, 6/18/24, Callable 12/18/22 @ 100	2,980	2,994
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class D, 3.08%, 12/18/23, Callable 6/18/22 @ 100	1,764	1,765
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 6/15/25 @ 100 (a)(b)	2,286	2,267
ARI Fleet Lease Trust, Series 2022-A, Class B, 3.79%, 1/15/31, Callable 6/15/25 @ 100 (a)(b)	1,400	1,384
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25, Callable 10/20/24 @ 100 (a)(b)	7,500	7,332
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class B, 4.27%, 3/20/25, Callable 4/20/24 @ 100 (a)(b)	5,250	5,233
California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.33%, 4/15/25, Callable 8/15/22 @ 100	2,300	2,312
CarMax Auto Owner Trust, Series 2018-4, Class D, 4.15%, 4/15/25, Callable 11/15/22 @ 100	1,470	1,477
CarMax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 1/15/23 @ 100	1,924	1,933
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 11/15/23 @ 100	3,611	3,580
CarNow Auto Receivables Trust, Series 2021-1A, Class A, 0.97%, 10/15/24, Callable 11/15/23 @ 100 (a)	934	931
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80%, 9/11/28, Callable 3/10/25 @ 100	2,750	2,626
CCG Receivables Trust, Series 2020-1, Class C, 1.84%, 12/14/27, Callable 1/14/24 @ 100 (a)	2,000	1,913
CF Hippolyta LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 3/15/24 @ 100 (a)	2,894	2,635
Chesapeake Funding LLC, Series 2018-3A, Class C, 3.81%, 1/15/31, Callable 5/15/22 @ 100 (a)	6,000	6,000
CIT Education Loan Trust, Series 2007-1, Class B, 1.27% (LIBOR03M+30bps), 6/25/42, Callable 6/25/31 @ 100 (a)(c)	3,598	3,347
CNH Equipment Trust, Series 2020-A, Class B, 2.30%, 10/15/27, Callable 12/15/23 @ 100	1,100	1,074
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84%, 6/16/25, Callable 7/15/23 @ 100 (a)	2	2
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 5/15/30, Callable 11/15/24 @ 100 (a)	2,327	2,227
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class B, 1.26%, 4/15/30, Callable 12/15/24 @ 100 (a)	5,885	5,497
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29, Callable 10/15/23 @ 100 (a)	4,118	4,062
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24, Callable 5/20/24 @ 100 (a)	886	878
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable 9/20/25 @ 100 (a)	5,667	5,019
Diamond Issuer, Series 2021-1A, Class A, 2.31%, 11/20/51, Callable 11/20/25 @ 100 (a)	4,875	4,393
Encina Equipment Finance LLC, Series 2021-1A, Class A2, 0.74%, 12/15/26, Callable 11/15/23 @ 100 (a)	2,046	2,007
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71%, 3/17/25, Callable 7/15/23 @ 100 (a)	14,661	14,691

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08%, 7/15/24, Callable 11/15/23 @ 100 (a)	$41	$41
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 6/15/22 @ 100 (a)	8,000	8,025
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (a)	5,625	5,570
First Investors Auto Owner Trust, Series 2020-1A, Class B, 1.85%, 2/17/26, Callable 5/15/23 @ 100 (a)	3,454	3,452
First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.71%, 12/15/25, Callable 6/15/23 @ 100 (a)	4,463	4,450
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 11/15/22 @ 100 (a)	3,150	3,186
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/38 (a)	6,538	5,814
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 10/15/23 @ 100 (a)	3,898	3,983
Flagship Credit Auto Trust, Series 2018-3, Class D, 4.15%, 12/16/24, Callable 9/15/23 @ 100 (a)	1,176	1,182
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100 (a)	4,000	3,802
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @ 100 (a)	5,333	5,103
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 6/15/23 @ 100 (a)	3,281	3,163
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class B, 0.78%, 11/17/25, Callable 7/15/24 @ 100 (a)	5,500	5,295
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class B, 2.43%, 11/15/24, Callable 9/15/23 @ 100 (a)	2,247	2,245
GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class B, 2.32%, 12/16/24, Callable 2/16/23 @ 100	1,685	1,675
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25, Callable 10/16/23 @ 100	1,500	1,476
Golden Credit Card Trust, Series 2021-1A, Class C, 1.74%, 8/15/28 (a)	4,467	4,076
Golden Credit Card Trust, Series 2021-1A, Class B, 1.44%, 8/15/28 (a)	9,000	8,179
Hertz Vehicle Financing III LP, Series 2021-2A, Class C, 2.52%, 12/27/27 (a)	3,667	3,321
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05%, 12/26/25 (a)	2,000	1,876
Hertz Vehicle Financing LLC, Series 2022-2A, Class C, 2.95%, 6/26/28, Callable 6/25/27 @ 100 (a)	3,500	3,169
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 8/20/22 @ 100 (a)	1,700	1,701
HPEFS Equipment Trust, Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 7/20/24 @ 100 (a)	7,686	7,315
HPEFS Equipment Trust, Series 2022-1A, Class C, 1.96%, 5/21/29, Callable 4/20/25 @ 100 (a)	1,000	958
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 2/20/23 @ 100 (a)	3,846	3,844
JPMorgan Chase Bank NA, Series 2021-3, Class C, 0.86%, 2/26/29, Callable 11/25/24 @ 100 (a)	3,776	3,647
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 9/25/24 @ 100 (a)	5,337	5,223
Master Credit Card Trust, Series 2020-1A, Class B, 2.27%, 9/21/24 (a)	834	830
Master Credit Card Trust, Series 2022-1A, Class C, 2.27%, 7/21/26 (a)	3,000	2,870
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28 (a)	2,344	2,206
Master Credit Card Trust, Series 2021-1A, Class B, 0.79%, 11/21/25 (a)	1,615	1,525
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (a)	4,500	4,246
MMAF Equipment Finance LLC, Series 2022-A, Class A4, 3.32%, 6/13/44 (a)	1,500	1,480
MMAF Equipment Finance LLC, Series 2017-A, Class A5, 2.68%, 7/16/27, Callable 8/16/28 @ 100 (a)	1,479	1,481

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 4/20/27 @ 100 (a)	$1,449	$1,332
Navient Student Loan Trust, Series 2015-2, Class B, 2.17% (LIBOR01M+150bps), 8/25/50, Callable 7/25/30 @ 100 (c)	3,000	3,004
Navient Student Loan Trust, Series 2018-2A, Class B, 1.82% (LIBOR01M+115bps), 3/25/67, Callable 1/25/34 @ 100 (a)(c)	3,500	3,395
Nelnet Student Loan Trust, Series 2005-4, Class B, 1.21% (LIBOR03M+28bps), 9/22/35, Callable 3/22/28 @ 100 (c)	873	781
NP SPE II LLC, Series 2017-1A, Class A2, 4.22%, 10/21/47, Callable 4/20/23 @ 100 (a)	15,625	15,059
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	7,857	7,119
OSCAR U.S. Funding Trust LLC, Series 2018-1A, Class A4, 3.50%, 5/12/25, Callable 5/10/22 @ 100 (a)	1,706	1,706
Progress Residential Trust, Series 2021-SFR6, Class A, 1.52%, 7/17/38, Callable 7/17/26 @ 100 (a)	4,395	3,944
Progress Residential Trust, Series 2021-SFR6, Class B, 1.75%, 7/17/38, Callable 7/17/26 @ 100 (a)	3,938	3,538
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35	15,545	15,822
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 11/15/23 @ 100 (a)	1,500	1,527
Santander Retail Auto Lease Trust, Series 2021-C, Class B, 0.83%, 3/20/26, Callable 6/20/24 @ 100 (a)	3,500	3,308
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 10/20/24 @ 100 (a)	3,824	3,682
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 10/20/24 @ 100 (a)	9,345	9,234
SLM Student Loan Trust, Series 2003-14, Class B, 1.73% (LIBOR03M+55bps), 10/25/65, Callable 7/25/29 @ 100 (c)	1,303	1,242
SLM Student Loan Trust, Series 2012-6, Class B, 1.67% (LIBOR01M+100bps), 4/27/43, Callable 4/25/29 @ 100 (c)	20,862	20,343
SLM Student Loan Trust, Series 2007-7, Class B, 1.93% (LIBOR03M+75bps), 10/27/70, Callable 7/25/24 @ 100 (c)	5,740	5,224
SLM Student Loan Trust, Series 2006-9, Class B, 1.41% (LIBOR03M+23bps), 1/25/41, Callable 4/25/33 @ 100 (c)	3,975	3,773
SLM Student Loan Trust, Series 2005-9, Class B, 1.48% (LIBOR03M+30bps), 1/25/41, Callable 4/25/31 @ 100 (c)	1,195	1,130
SLM Student Loan Trust, Series 2007-1, Class B, 1.40% (LIBOR03M+22bps), 1/27/42, Callable 7/25/29 @ 100 (c)	5,563	5,259
SLM Student Loan Trust, Series 2006-10, Class B, 1.40% (LIBOR03M+22bps), 3/25/44, Callable 10/25/32 @ 100 (c)	1,595	1,504
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	10,417	10,439
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, 2/27/34, Callable 2/25/26 @ 100 (a)(d)	5,500	5,005
VB-S1 Issuer LLC VBTEL, Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100 (a)	938	887
VB-S1 Issuer LLC-VBTEL, Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 2/15/26 @ 100 (a)	4,000	3,779
Wepco Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	8,687	7,906
Westlake Automobile Receivables Trust, Series 2021-2A, Class B, 0.62%, 7/15/26, Callable 2/15/24 @ 100 (a)	6,500	6,287
World Omni Auto Receivables Trust, Series 2018-D, Class C, 3.87%, 8/15/25, Callable 11/15/22 @ 100	4,000	4,029
Total Asset-Backed Securities (Cost $380,726)		367,667

Collateralized Mortgage Obligations (4.7%)
Aventura Mall Trust, Series 2018-AVM, Class D, 4.25%, 7/5/40 (a)(b)(d)	4,000	3,529

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33, Callable 4/14/25 @ 100 (a)(b)	$9,027	$8,762
BANK, Series 2017-BNK4, Class B, 4.00%, 5/15/50, Callable 3/15/27 @ 100	5,600	5,459
BANK, Series 2019-BN24, Class ASB, 2.93%, 11/15/62, Callable 3/15/29 @ 100	7,123	6,810
BPR Trust, Series 2021-TY, Class A, 1.60% (LIBOR01M+105bps), 9/15/38 (a)(b)(c)	4,904	4,813
BPR Trust, Series 2021-TY, Class C, 2.25% (LIBOR01M+170bps), 9/15/38 (a)(b)(c)	1,538	1,493
BPR Trust, Series 2022-OANA, Class D, 4.05% (TSFR1M+370bps), 4/15/37 (a)(b)(c)	5,000	4,984
BPR Trust, Series 2022-OANA, Class B, 2.80% (TSFR1M+245bps), 4/15/37 (a)(b)(c)	6,000	5,974
BX Commercial Mortgage Trust, Series 2020-VIV4, Class A, 2.84%, 12/30/30 (a)(b)	1,875	1,697
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 2.00% (LIBOR01M+145bps), 10/15/36 (a)(b)(c)	1,275	1,264
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 1.63% (LIBOR01M+108bps), 10/15/36 (a)(b)(c)	5,246	5,217
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41 (a)(b)	9,231	8,631
BXP Trust, Series 2021-601L, Class C, 2.87%, 1/15/44 (a)(b)(d)	6,500	5,113
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class ASB, 2.94%, 1/15/53, Callable 3/15/29 @ 100	6,000	5,745
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class C, 4.68%, 1/10/36 (a)	8,100	8,012
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	10,000	9,062
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3, 3.36%, 7/10/47, Callable 6/10/24 @ 100	5,531	5,480
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class AS, 3.86%, 7/10/47, Callable 7/10/24 @ 100	4,000	3,963
COMM Mortgage Trust, Series 2014-277P, Class A, 3.73%, 8/10/49, Callable 8/10/24 @ 100 (a)(d)	10,500	10,384
COMM Mortgage Trust, Series 2012-CCRE4, Class AM, 3.25%, 10/15/45, Callable 10/15/22 @ 100	8,600	8,545
COMM Mortgage Trust, Series 2012-CCRE3, Class AM, 3.42%, 10/15/45, Callable 10/15/22 @ 100 (a)	5,925	5,887
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100 (a)	3,500	3,014
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 5/10/25 @ 100 (d)	3,500	3,480
COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.16%, 10/10/48, Callable 10/10/25 @ 100 (d)	6,300	6,226
COMM Mortgage Trust, Series 2012-CR4, Class XA, 1.84%, 10/15/45, Callable 8/15/22 @ 100 (d)(e)	47,527	129
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.46%, 7/10/50, Callable 6/10/25 @ 100 (d)	2,500	2,459
CSMC Trust, Series 2020-West, Class A, 3.04%, 2/15/35, Callable 2/15/30 @ 100 (a)	2,500	2,255
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (a)	4,750	4,433
DBJPM Mortgage Trust, Series 2016-SFC, Class B, 3.24%, 8/10/36, Callable 8/10/26 @ 100 (a)	2,500	2,342
Extended Stay America Trust, Series 2021-ESH, Class B, 1.94% (LIBOR01M+138bps), 7/15/38 (a)(c)	5,025	4,967
Federal Home Loan Mortgage Corp., Series K021, Class X1, 1.50%, 6/25/22, Callable 5/25/22 @ 100 (d)(e)	24,891	1
FREMF Mortgage Trust, Series 2019-K99, Class B, 3.76%, 9/25/29, Callable 9/25/29 @ 100 (a)(d)	10,000	9,340

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
GS Mortgage Securities Corp., Series 2013-GC10, Class AS, 3.28%, 2/10/46, Callable 1/10/23 @ 100	$5,000	$4,994
GS Mortgage Securities Corp., Series 2013-GC10, Class B, 3.68%, 2/10/46, Callable 1/10/23 @ 100 (a)	10,000	9,996
GS Mortgage Securities Corp., Series 2005-ROCK, Class X1, 0.39%, 5/3/32 (a)(d)(e)	190,667	1,448
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	2,000	1,995
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 2/13/53, Callable 12/13/29 @ 100	4,231	3,928
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class A, 3.38%, 3/15/32 (a)	6,000	5,474
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class B, 2.15%, 1/5/40 (a)(d)	2,500	2,178
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class AS, 4.44%, 2/15/47, Callable 2/15/24 @ 100 (d)	9,000	8,966
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class B, 4.82%, 5/15/45, Callable 5/15/22 @ 100 (d)	8,362	8,350
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class AS, 4.27%, 6/15/45, Callable 6/15/22 @ 100	7,374	7,373
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40 (a)	8,000	7,219
Morgan Stanley Bank of America Merrill Lynch Trust, Series C9, Class AS, 3.46%, 5/15/46, Callable 4/15/23 @ 100	3,200	3,189
Morgan Stanley Capital Trust, Series 2015-MS1, Class AS, 4.17%, 5/15/48, Callable 6/15/25 @ 100 (d)	7,000	6,902
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41 (a)	5,200	4,616
SMRT, Series 2022-MINI, Class B, 1.87% (SOFR30A+135bps), 1/15/24 (a)(c)	6,500	6,367
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A, 2.13%, 10/10/42 (a)	4,000	3,415
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class XA, 1.85%, 10/15/45, Callable 9/15/22 @ 100 (a)(d)(e)	17,927	25
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class AS, 3.35%, 5/15/45, Callable 4/15/23 @ 100	5,000	4,997
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45, Callable 12/15/22 @ 100	5,000	4,981
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class AS, 4.09%, 6/15/45, Callable 5/15/22 @ 100 (d)	10,000	9,991
Total Collateralized Mortgage Obligations (Cost $279,868)		265,874

Preferred Stocks (0.9%)
Communication Services (0.1%):
Qwest Corp., 6.50%, 1/9/56 (f)	360,000	8,046

Consumer Staples (0.1%):
CHS, Inc., cumulative redeemable, Series 1, 7.88% (g)	190,818	5,238

Financials (0.0%):(h)
Citigroup Capital, 7.60% (LIBOR03M+637bps), 10/30/40 (c)	40,000	1,084

Real Estate (0.7%):
Equity Residential, cumulative redeemable, Series K, 8.29% (g)	111,611	6,290
Mid-America Apartment Communities, Inc., cumulative redeemable, Series I, 8.50% (g)	219,731	13,276

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Prologis, Inc., cumulative redeemable, Series Q, 8.54% (g)(i)	284,623	$18,247
		37,813
Total Preferred Stocks (Cost $43,387)		52,181

Senior Secured Loans (0.1%)
CSC Holdings LLC, 2017 Term Loan, First Lien, 2.80% (LIBOR01M+225bps), 7/17/25 (c)	$2,338	2,289
Terex International Financial Services Co., Incremental U.S. Term Loan, First Lien, 2.75% (LIBOR01M+200bps), 1/31/24 (c)	958	956
Total Senior Secured Loans (Cost $3,285)		3,245

Corporate Bonds (47.1%)
Communication Services (2.1%):
AT&T, Inc.
4.50%, 5/15/35, Callable 11/15/34 @ 100	3,000	2,954
3.10%, 2/1/43, Callable 8/1/42 @ 100	8,000	6,192
CBS Corp., 4.20%, 6/1/29, Callable 3/1/29 @ 100 (j)	3,000	2,881
CenturyLink, Inc., 6.75%, 12/1/23	2,000	2,034
Charter Communications Operating LLC, 6.38%, 10/23/35, Callable 4/23/35 @ 100	5,000	5,235
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 2/1/32, Callable 11/1/31 @ 100	2,500	1,953
3.50%, 6/1/41, Callable 12/1/40 @ 100	10,000	7,328
Comcast Corp.
3.90%, 3/1/38, Callable 9/1/37 @ 100	3,000	2,778
2.89%, 11/1/51, Callable 5/1/51 @ 100 (a)	3,500	2,584
CSC Holdings LLC, 5.50%, 4/15/27, Callable 6/6/22 @ 102.75 (a)	3,000	2,898
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100	10,000	9,610
Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100 (j)	7,600	7,640
Netflix, Inc., 4.88%, 6/15/30, Callable 3/15/30 @ 100 (a)(j)	1,797	1,758
Rogers Communications, Inc., 4.50%, 3/15/42, Callable 9/15/41 @ 100 (a)	9,500	8,667
T-Mobile USA, Inc.
4.75%, 2/1/28, Callable 2/1/23 @ 102.38 (j)	2,857	2,820
3.88%, 4/15/30, Callable 1/15/30 @ 100 (j)	15,000	14,197
2.55%, 2/15/31, Callable 11/15/30 @ 100 (j)	10,000	8,515
Verizon Communications, Inc.
2.10%, 3/22/28, Callable 1/22/28 @ 100	3,500	3,140
1.75%, 1/20/31, Callable 10/20/30 @ 100	8,000	6,518
4.40%, 11/1/34, Callable 5/1/34 @ 100	3,500	3,461
4.13%, 8/15/46	5,000	4,538
2.88%, 11/20/50, Callable 5/20/50 @ 100	3,000	2,191
ViacomCBS, Inc., 3.38%, 2/15/28, Callable 11/15/27 @ 100 (j)	7,000	6,612
		116,504
Consumer Discretionary (2.8%):
Advance Auto Parts, Inc., 3.50%, 3/15/32, Callable 12/15/31 @ 100	7,750	6,964
Amazon.com, Inc., 3.88%, 8/22/37, Callable 2/22/37 @ 100	6,000	5,845
AutoNation, Inc.
2.40%, 8/1/31, Callable 5/1/31 @ 100	3,750	3,032
3.85%, 3/1/32, Callable 12/1/31 @ 100	4,500	4,055
Brunswick Corp., 2.40%, 8/18/31, Callable 5/18/31 @ 100	6,500	5,110
Daimler Trucks Finance North America LLC, 2.38%, 12/14/28 (a)	5,600	4,945
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (a)	5,245	4,807
Genuine Parts Co., 2.75%, 2/1/32, Callable 11/1/31 @ 100	3,833	3,303

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
GSK Consumer Healthcare Capital US LLC, 3.38%, 3/24/29, Callable 1/24/29 @ 100 (a)	$5,000	$4,715
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	10,000	9,797
Kohl's Corp., 3.38%, 5/1/31, Callable 2/1/31 @ 100 (j)	8,000	7,590
Magallanes, Inc.
3.76%, 3/15/27, Callable 2/15/27 @ 100 (a)	5,000	4,827
5.05%, 3/15/42, Callable 9/15/41 @ 100 (a)	3,759	3,427
Marriott International, Inc.
5.75%, 5/1/25, Callable 4/1/25 @ 100	194	204
4.63%, 6/15/30, Callable 3/15/30 @ 100	2,333	2,298
2.85%, 4/15/31, Callable 1/15/31 @ 100	8,000	6,862
Mattel, Inc., 3.38%, 4/1/26, Callable 4/1/23 @ 101.69 (a)	500	486
Murphy Oil USA, Inc.
4.75%, 9/15/29, Callable 9/15/24 @ 102.38	2,000	1,904
3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	1,332	1,175
Nordstrom, Inc.
4.38%, 4/1/30, Callable 1/1/30 @ 100 (j)	2,000	1,760
4.25%, 8/1/31, Callable 5/1/31 @ 100 (j)	4,250	3,634
Novant Health, Inc., 2.64%, 11/1/36, Callable 8/1/36 @ 100	13,000	10,670
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	5,000	4,899
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100 (a)	5,367	4,563
Smithsonian Institution
1.51%, 9/1/26	1,250	1,149
1.61%, 9/1/27	1,150	1,036
2.65%, 9/1/39	2,000	1,634
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100 (a)	8,000	6,982
Stellantis Finance U.S., Inc., 2.69%, 9/15/31, Callable 6/15/31 @ 100 (a)	13,800	11,394
Toll Brothers Finance Corp., 3.80%, 11/1/29, Callable 8/1/29 @ 100 (j)	2,863	2,597
Tufts University, 3.10%, 8/15/51, Callable 2/15/51 @ 100	9,500	7,521
University of Notre Dame du Lac, 3.44%, 2/15/45	5,000	4,664
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100	1,000	932
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	8,000	7,236
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26 (a)(j)	6,000	5,762
YMCA of Greater New York, 2.30%, 8/1/26, Callable 5/1/26 @ 100	1,300	1,214
		158,993
Consumer Staples (1.9%):
7 Eleven, Inc., 1.80%, 2/10/31, Callable 11/10/30 @ 100 (a)	6,500	5,259
Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31 @ 100	6,500	5,209
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	10,000	9,904
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 4/15/38, Callable 10/15/37 @ 100	6,500	6,175
3.75%, 7/15/42	5,000	4,227
BAT Capital Corp., 4.39%, 8/15/37, Callable 2/15/37 @ 100	15,000	12,775
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100	12,000	10,374
Cargill, Inc., 2.13%, 11/10/31, Callable 8/10/31 @ 100 (a)	6,000	5,094
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100	3,750	3,231
Constellation Brands, Inc., 2.25%, 8/1/31, Callable 5/1/31 @ 100	13,645	11,326
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100	4,667	4,602
JBS Finance Luxembourg Sarl, 2.50%, 1/15/27, Callable 12/15/26 @ 100 (a)	6,500	5,877
Kraft Heinz Foods Co., 5.00%, 6/4/42	6,000	5,767
McCormick & Co., Inc.
2.50%, 4/15/30, Callable 1/15/30 @ 100	2,000	1,758
1.85%, 2/15/31, Callable 11/15/30 @ 100	2,000	1,640
SC Johnson & Son, Inc., 4.35%, 9/30/44, Callable 3/30/44 @ 100 (a)	7,000	6,724
Smithfield Foods, Inc., 4.25%, 2/1/27, Callable 11/1/26 @ 100 (a)	5,000	4,941

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100	$5,000	$4,296
		109,179
Energy (4.6%):
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, 12/15/26, Callable 11/15/26 @ 100	5,688	5,273
Boardwalk Pipelines LP
4.95%, 12/15/24, Callable 9/15/24 @ 100	5,000	5,102
4.45%, 7/15/27, Callable 4/15/27 @ 100	10,000	9,909
Buckeye Partners LP, 5.60%, 10/15/44, Callable 4/15/44 @ 100	10,000	8,015
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	17,364	15,350
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39, Callable 7/4/39 @ 100	8,667	7,201
Columbia Pipeline Group, Inc., 4.50%, 6/1/25, Callable 3/1/25 @ 100	7,500	7,648
ConocoPhillips Co., 4.15%, 11/15/34, Callable 5/15/34 @ 100	7,500	7,222
DCP Midstream Operating LP, 5.85% (LIBOR03M+385bps), 5/21/43, Callable 5/21/23 @ 100 (a)(c)	10,000	9,060
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	6,000	5,678
Energy Transfer Operating LP
4.75%, 1/15/26, Callable 10/15/25 @ 100	5,000	5,062
3.33% (LIBOR03M+302bps), 11/1/66, Callable 6/6/22 @ 100 (c)	8,510	6,996
Enterprise TE Partners LP, 3.30% (LIBOR03M+278bps), 6/1/67, Callable 6/6/22 @ 100 (c)	3,000	2,552
EOG Resources, Inc., 3.90%, 4/1/35, Callable 10/1/34 @ 100	5,000	4,753
EQM Midstream Partners LP, 4.00%, 8/1/24, Callable 5/1/24 @ 100	3,437	3,327
EQT Corp., 7.50%, 2/1/30, Callable 11/1/29 @ 100	6,594	7,304
EQT Midstream Partners LP, 4.13%, 12/1/26, Callable 9/1/26 @ 100	8,000	7,426
Exxon Mobil Corp., 2.61%, 10/15/30, Callable 7/15/30 @ 100	8,500	7,752
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	6,500	5,672
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100 (a)	5,333	4,997
Hf Sinclair Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100 (a)	12,000	11,292
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (a)	4,000	3,986
6.00%, 2/1/31, Callable 2/1/26 @ 103 (a)	3,569	3,446
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	5,000	4,598
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)(j)	16,500	15,991
Murphy Oil Corp.
5.75%, 8/15/25, Callable 6/6/22 @ 102.88	5,000	5,015
6.38%, 7/15/28, Callable 7/15/24 @ 103.19	100	102
Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	5,067	5,034
Occidental Petroleum Corp.
3.40%, 4/15/26, Callable 1/15/26 @ 100	5,000	4,761
4.40%, 8/15/49, Callable 2/15/49 @ 100	5,000	4,227
Phillips 66, 4.65%, 11/15/34, Callable 5/15/34 @ 100	5,000	4,992
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	5,000	4,149
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100 (j)	13,750	12,586
Rockies Express Pipeline LLC
4.95%, 7/15/29, Callable 4/15/29 @ 100 (a)	6,500	6,096
4.80%, 5/15/30, Callable 2/15/30 @ 100 (a)	3,000	2,757
Sabal Trail Transmission LLC, 4.68%, 5/1/38, Callable 11/1/37 @ 100 (a)	5,000	4,986
Schlumberger Holdings Corp.
4.00%, 12/21/25, Callable 9/21/25 @ 100 (a)	961	964
3.90%, 5/17/28, Callable 2/17/28 @ 100 (a)	14,669	14,248
Southwestern Energy Co., 5.90%, 1/23/25, Callable 10/23/24 @ 100	2,000	2,030
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	3,500	3,469

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
TransCanada PipeLines Ltd., 2.72% (LIBOR03M+221bps), 5/15/67, Callable 6/6/22 @ 100 (c)(j)	$10,124	$8,585
		259,613
Financials (13.6%):
Alexander Funding Trust, 1.84%, 11/15/23 (a)(b)	6,000	5,739
Alleghany Corp., 3.63%, 5/15/30, Callable 2/15/30 @ 100	5,000	4,803
American Honda Finance Corp., 1.30%, 9/9/26 (j)	5,000	4,542
American International Group, Inc., 3.88%, 1/15/35, Callable 7/15/34 @ 100	10,000	9,413
AmSouth Bancorp, 6.75%, 11/1/25	5,000	5,440
AmTrust Financial Services, Inc., 6.13%, 8/15/23	10,000	10,011
Assurant, Inc., 4.90%, 3/27/28, Callable 12/27/27 @ 100 (j)	5,000	5,096
Athene Global Funding, 2.45%, 8/20/27 (a)(b)	5,000	4,558
Athene Holding Ltd., 3.50%, 1/15/31, Callable 10/15/30 @ 100	9,000	7,969
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	5,000	4,974
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	15,000	15,182
Bank of America Corp.
4.20%, 8/26/24, MTN	10,000	10,115
3.95%, 4/21/25, MTN	5,000	4,985
1.53% (SOFR+65bps), 12/6/25, Callable 12/6/24 @ 100, MTN (c)	4,500	4,218
3.42% (LIBOR03M+104bps), 12/20/28, Callable 12/20/27 @ 100 (c)	4,383	4,148
BankUnited, Inc., 4.88%, 11/17/25, Callable 8/17/25 @ 100	10,000	10,323
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100 (a)	10,248	9,008
BMW U.S. Capital LLC, 4.15%, 4/9/30, Callable 1/9/30 @ 100 (a)(b)	7,000	6,951
BMW US Capital LLC, 3.70%, 4/1/32, Callable 1/1/32 @ 100 (a)(b)	3,000	2,881
BOKF Merger Corp., 5.63% (LIBOR03M+317bps), 6/25/30, Callable 6/25/25 @ 100 (c)	8,000	8,196
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100	5,000	4,790
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (c)	8,583	8,645
Cadence Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (c)	6,000	5,912
Capital One Financial Corp., 3.75%, 3/9/27, Callable 2/9/27 @ 100	7,500	7,313
CIT Group, Inc., 4.13% (H15T5Y+237bps), 11/13/29, Callable 11/13/24 @ 100 (c)	14,000	14,158
Citigroup, Inc., 4.40%, 6/10/25	10,000	10,076
Citizens Financial Group, Inc., 2.64%, 9/30/32, Callable 7/2/32 @ 100	5,500	4,554
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable 6/1/31 @ 100 (a)(c)	5,544	4,840
Corebridge Financial, Inc., 3.85%, 4/5/29, Callable 2/5/29 @ 100 (a)	3,000	2,871
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 5/16/22 @ 103.31 (j)	4,875	4,927
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100	3,500	3,525
Cullen/Frost Capital Trust II, 2.07% (LIBOR03M+155bps), 3/1/34, Callable 6/6/22 @ 100 (c)	10,000	9,271
Dime Community Bancshares, Inc., 4.50% (LIBOR03M+266bps), 6/15/27, Callable 6/15/22 @ 100 (c)(j)	3,750	3,717
F&G Global Funding, 2.00%, 9/20/28 (a)(j)	10,250	8,829
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100 (a)	6,500	6,107
Fifth Third Bancorp, 4.34%, 4/25/33, Callable 4/25/32 @ 100	5,218	5,203
Fifth Third Bank, 3.85%, 3/15/26, Callable 2/15/26 @ 100	5,000	4,983
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100	7,225	5,951
First Citizens BancShares, Inc., 3.38% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (c)	12,097	11,717
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	8,000	8,603
Ford Motor Credit Co. LLC
4.06%, 11/1/24, Callable 10/1/24 @ 100	5,000	4,894
4.54%, 8/1/26, Callable 6/1/26 @ 100	3,400	3,265

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Fulton Financial Corp., 3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (c)	$10,000	$9,526
GA Global Funding Trust, 1.63%, 1/15/26 (a)	2,250	2,052
GlaxoSmithKline Capital, Inc., 4.20%, 3/18/43	7,000	6,864
Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)	6,500	5,465
Global Atlantic Fin Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	10,000	9,349
Huntington Bancshares, Inc., 2.49%, 8/15/36, Callable 8/15/31 @ 100 (a)	15,676	13,000
Huntington Capital Trust I, 1.00% (US0003M+70bps), 2/1/27, Callable 6/6/22 @ 100 (c)(j)	2,300	2,205
Hyundai Capital America, 3.25%, 9/20/22 (a)	10,000	10,017
ILFC E-Capital Trust I, 4.05%, 12/21/65, Callable 6/6/22 @ 100 (a)	10,000	7,815
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100	10,000	9,586
0.82% (LIBOR03M+50bps), 2/1/27, Callable 6/6/22 @ 100 (c)	4,000	3,834
4.32%, 4/26/28, Callable 4/26/27 @ 100	5,000	4,986
1.95% (SOFR+1bps), 2/4/32, Callable 2/4/31 @ 100 (c)	8,667	7,078
KeyBank NA
3.40%, 5/20/26, MTN	2,500	2,438
3.90%, 4/13/29	3,000	2,906
KeyCorp, 2.25%, 4/6/27, MTN	2,000	1,846
Level 3 Financing, Inc.
3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (a)	9,500	7,716
3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	19,000	16,773
Lincoln National Corp., 2.83% (LIBOR03M+236bps), 5/17/66, Callable 8/11/26 @ 100 (c)	7,500	6,351
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	8,000	7,423
Main Street Capital Corp.
5.20%, 5/1/24	3,000	3,038
3.00%, 7/14/26, Callable 6/14/26 @ 100	4,000	3,642
Manufacturers & Traders Trust Co., 3.40%, 8/17/27	5,000	4,848
MB Financial Bank NA, 4.00% (LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (c)	10,417	10,501
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	10,000	9,988
MetLife, Inc., 4.13%, 8/13/42	10,000	9,302
Metropolitan Life Global Funding I, 3.30%, 3/21/29 (a)	3,500	3,342
Morgan Stanley, 2.51% (SOFR+120bps), 10/20/32, MTN, Callable 10/20/31 @ 100 (c)	13,000	10,948
National Rural Utilities Cooperative Finance Corp., 4.75% (LIBOR03M+291bps), 4/30/43, Callable 4/30/23 @ 100 (c)	9,500	8,896
Nationwide Mutual Insurance Co., 3.12% (LIBOR03M+229bps), 12/15/24, Callable 6/6/22 @ 100 (a)(c)	20,000	19,956
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (c)(j)	7,000	7,247
OWL Rock Core Income Corp.
5.50%, 3/21/25 (a)	1,500	1,483
4.70%, 2/8/27, Callable 1/8/27 @ 100 (a)	4,500	4,247
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (a)	15,000	15,022
PNC Bank NA
3.88%, 4/10/25, Callable 3/10/25 @ 100	15,000	15,042
2.70%, 10/22/29	6,000	5,402
PPL Capital Funding, Inc., 3.66% (LIBOR03M+267bps), 3/30/67, Callable 6/6/22 @ 100 (c)	6,130	5,391
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100	6,500	5,679
Prudential Financial, Inc.
5.63% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (c)	19,000	19,019
3.94%, 12/7/49, Callable 6/7/49 @ 100	4,500	4,088
Regions Bank, 6.45%, 6/26/37	7,409	8,591
Santander Holdings USA, Inc., 4.40%, 7/13/27, Callable 4/14/27 @ 100	5,818	5,742

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (c)	$10,000	$9,897
Sterling Bancorp, 4.00% (SOFR+253bps), 12/30/29, Callable 12/30/24 @ 100 (c)	8,750	8,641
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100	8,500	7,242
Synovus Bank/Columbus GA, 4.00% (H15T5Y+363bps), 10/29/30, Callable 10/29/25 @ 100 (c)	4,500	4,414
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (c)	10,000	10,087
TCF National Bank
6.25%, 6/8/22	10,000	10,033
4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (c)	4,000	4,039
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (c)	4,000	3,845
Texas Capital Bank NA, 5.25%, 1/31/26	9,335	9,376
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (c)	5,000	4,870
The Bank of New York Mellon Corp., 3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100 (c)(g)	7,000	6,239
The Hartford Financial Services Group, Inc., 2.63% (LIBOR03M+213bps), 2/12/67, Callable 6/6/22 @ 100 (a)(c)	14,000	12,361
TIAA FSB Holdings, Inc., 5.75%, 7/2/25, Callable 6/2/25 @ 100	10,000	10,183
Torchmark Corp., 4.55%, 9/15/28, Callable 6/15/28 @ 100	7,670	7,816
Towne Bank, 4.50% (LIBOR03M+255bps), 7/30/27, Callable 7/30/22 @ 100 (c)	11,062	10,980
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100	2,450	2,122
Truist Financial Corp., 1.89% (SOFR+63bps), 6/7/29, MTN, Callable 6/7/28 @ 100 (c)	5,000	4,378
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (c)	7,125	7,647
W R Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100	5,588	4,556
Webster Financial Corp., 4.38%, 2/15/24, Callable 1/16/24 @ 100	6,285	6,318
Wells Fargo & Co., 3.00%, 10/23/26	10,000	9,553
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	15,000	13,695
		769,639
Health Care (4.2%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100	10,000	9,322
Amgen, Inc.
3.00%, 1/15/52, Callable 7/15/51 @ 100	4,500	3,252
4.20%, 2/22/52, Callable 8/22/51 @ 100	3,500	3,147
Anthem, Inc., 2.55%, 3/15/31, Callable 12/15/30 @ 100	8,000	7,023
Baxter International, Inc., 3.13%, 12/1/51, Callable 6/1/51 @ 100 (a)(b)	10,000	7,453
Baylor Scott & White Holdings
3.10%, 11/15/25, Callable 8/15/25 @ 100	5,000	4,905
2.65%, 11/15/26, Callable 8/15/26 @ 100	10,000	9,544
Bio Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100 (j)	3,500	3,350
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25	3,000	3,030
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100	4,000	3,324
Cigna Corp., 3.40%, 3/1/27, Callable 12/1/26 @ 100 (j)	5,000	4,864
Community Health Network, Inc., 4.24%, 5/1/25	5,000	5,054
CVS Health Corp.
4.30%, 3/25/28, Callable 12/25/27 @ 100	3,000	3,013
3.25%, 8/15/29, Callable 5/15/29 @ 100	8,966	8,350
CVS Pass-Through Trust
6.04%, 12/10/28	4,450	4,707
5.93%, 1/10/34 (a)(j)	3,439	3,741
Dentsply Sirona, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	12,000	10,686
Eastern Maine Healthcare Systems, 5.02%, 7/1/36	17,000	17,113

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100 (a)	$13,000	$10,589
HCA, Inc.
5.25%, 4/15/25	5,000	5,158
4.50%, 2/15/27, Callable 8/15/26 @ 100	2,500	2,512
4.38%, 3/15/42, Callable 9/15/41 @ 100 (a)	2,156	1,877
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100 (j)	15,000	12,696
Mercy Health
3.38%, 11/1/25	15,000	14,668
4.30%, 7/1/28, Callable 1/1/28 @ 100 (j)	3,720	3,801
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	5,000	4,858
Northwell Healthcare, Inc., 3.39%, 11/1/27, Callable 8/1/27 @ 100	3,900	3,787
NYU Langone Hospitals, 4.17%, 7/1/37	6,500	6,262
Orlando Health Obligated Group, 2.89%, 10/1/35	1,660	1,410
PerkinElmer, Inc.
2.55%, 3/15/31, Callable 12/15/30 @ 100	8,500	7,353
2.25%, 9/15/31, Callable 6/15/31 @ 100	4,500	3,704
Piedmont Healthcare, Inc., 2.72%, 1/1/42, Callable 7/1/41 @ 100	5,000	3,863
Roche Holdings, Inc., 1.93%, 12/13/28, Callable 10/13/28 @ 100 (a)	8,000	7,173
Royalty Pharma PLC
2.20%, 9/2/30, Callable 6/2/30 @ 100	10,167	8,503
2.15%, 9/2/31, Callable 6/2/31 @ 100	8,500	6,863
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100	9,000	8,089
SSM Health Care Corp., 3.82%, 6/1/27, Callable 3/1/27 @ 100	6,500	6,515
Trinity Health Corp., 2.63%, 12/1/40, Callable 6/1/40 @ 100	3,000	2,333
Viatris, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100	4,000	3,541
		237,433
Industrials (6.8%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	8,000	6,412
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100	4,750	3,916
American Airlines Pass Through Trust
3.70%, 4/1/28	6,003	5,677
4.00%, 3/22/29	7,158	6,452
4.00%, 8/15/30	3,788	3,471
3.60%, 4/15/31	7,835	7,105
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26 (a)(b)	1,923	1,906
Ashtead Capital, Inc.
4.00%, 5/1/28, Callable 5/1/23 @ 102 (a)(b)	2,500	2,373
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)(b)	3,937	3,771
2.45%, 8/12/31, Callable 5/12/31 @ 100 (a)(b)	6,000	4,890
BNSF Funding Trust I, 6.61% (LIBOR03M+235bps), 12/15/55, Callable 1/15/26 @ 100 (c)	8,325	8,598
British Airways Pass Through Trust
3.35%, 12/15/30 (a)	5,682	5,220
3.80%, 3/20/33 (a)	3,189	3,073
Burlington Northern Santa Fe LLC
3.65%, 9/1/25, Callable 6/1/25 @ 100	7,000	7,060
3.90%, 8/1/46, Callable 2/1/46 @ 100	5,000	4,623
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	7,127	6,265
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	7,000	5,774
Continental Airlines Pass Through Trust, 4.00%, 10/29/24	3,006	2,975
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	10,354	9,047
Delta Air Lines Pass Through Trust, 3.88%, 1/30/29	6,455	6,161
FedEx Corp., 3.90%, 2/1/35	10,000	9,162
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100 (j)	8,000	7,604
Fortune Brands Home & Security, Inc., 4.00%, 3/25/32, Callable 12/25/31 @ 100	5,500	5,117

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
General Electric Co., 4.16% (LIBOR03M+333bps), Callable 6/15/22 @ 100 (c)(g)	$11,842	$11,224
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 (a)	13,000	10,724
Hawaiian Airlines Pass Through Certificates, 3.90%, 7/15/27	10,412	9,364
Hillenbrand, Inc.
5.00%, 9/15/26, Callable 7/15/26 @ 100	15,000	14,667
3.75%, 3/1/31, Callable 3/1/26 @ 101.88	3,150	2,780
Howmet Aerospace, Inc., 3.00%, 1/15/29, Callable 11/15/28 @ 100	8,500	7,427
Hubbell, Inc.
3.50%, 2/15/28, Callable 11/15/27 @ 100	5,000	4,863
2.30%, 3/15/31, Callable 12/15/30 @ 100	8,500	7,357
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	3,500	3,127
JetBlue Pass Through Trust, 2.95%, 11/15/29	8,923	8,029
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	8,295	8,279
Leidos, Inc., 2.30%, 2/15/31, Callable 11/15/30 @ 100	15,000	12,367
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100	3,935	3,628
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100 (a)	10,000	10,004
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	7,000	5,623
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25, Callable 6/15/25 @ 100 (a)	8,000	7,983
Quanta Services, Inc., 2.35%, 1/15/32, Callable 10/15/31 @ 100	6,500	5,282
Raytheon Technologies Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100	10,000	9,003
Ryder System, Inc., 3.35%, 9/1/25, MTN, Callable 8/1/25 @ 100	8,000	7,851
Spirit Airlines Pass Through Trust
4.45%, 4/1/24	1,933	1,873
4.10%, 10/1/29	9,535	9,291
3.38%, 8/15/31	7,822	7,294
The Boeing Co.
2.20%, 2/4/26, Callable 2/4/23 @ 100	10,000	9,136
3.25%, 2/1/28, Callable 12/1/27 @ 100	4,000	3,702
3.63%, 2/1/31, Callable 11/1/30 @ 100	4,000	3,609
5.71%, 5/1/40, Callable 11/1/39 @ 100	15,000	15,038
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	7,000	6,503
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100	6,400	5,986
Totem Ocean Trailer Express, Inc. (NBGA - United States Government), 6.37%, 4/15/28	5,567	5,912
TTX Co., 3.60%, 1/15/25 (a)	10,000	10,062
U.S. Airways Pass Through Trust
6.25%, 10/22/24	1,449	1,448
3.95%, 11/15/25	5,096	4,881
Union Pacific Corp.
3.38%, 2/1/35, Callable 8/1/34 @ 100	5,000	4,550
4.25%, 4/15/43, Callable 10/15/42 @ 100	5,000	4,626
United Airlines Pass Through Trust
3.70%, 6/1/24 (j)	7,000	6,985
4.30%, 2/15/27	3,140	3,133
2.90%, 11/1/29	4,650	4,171
		384,434
Information Technology (2.3%):
Amphenol Corp., 2.20%, 9/15/31, Callable 6/15/31 @ 100	8,875	7,376
Broadcom, Inc.
4.00%, 4/15/29, Callable 2/15/29 @ 100 (a)(j)	4,000	3,818
2.45%, 2/15/31, Callable 11/15/30 @ 100 (a)	8,500	7,015
2.60%, 2/15/33, Callable 11/15/32 @ 100 (a)	10,000	7,963
Dell International LLC/EMC Corp., 3.38%, 12/15/41, Callable 6/15/41 @ 100 (a)	9,500	7,141

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Global Payments, Inc., 2.90%, 11/15/31, Callable 8/15/31 @ 100 (j)	$6,500	$5,573
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100 (j)	10,000	8,987
Jabil, Inc.
4.25%, 5/15/27, Callable 4/15/27 @ 100(k)	2,000	1,982
3.00%, 1/15/31, Callable 10/15/30 @ 100	4,776	4,124
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100	5,950	5,304
Microsoft Corp.
3.45%, 8/8/36, Callable 2/8/36 @ 100	5,000	4,780
2.53%, 6/1/50, Callable 12/1/49 @ 100	2,000	1,509
Motorola Solutions, Inc., 2.75%, 5/24/31, Callable 2/24/31 @ 100	10,000	8,396
Oracle Corp.
2.95%, 4/1/30, Callable 1/1/30 @ 100	7,000	6,065
2.88%, 3/25/31, Callable 12/25/30 @ 100	9,250	7,846
3.60%, 4/1/50, Callable 10/1/49 @ 100	4,750	3,410
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69 (a)	15,985	13,387
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100	8,800	7,329
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100	9,000	7,816
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	6,400	5,346
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100	3,000	2,873
		128,040
Materials (2.2%):
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100	5,071	4,608
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100 (j)	11,500	9,442
Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100	8,500	7,127
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100 (a)	6,000	5,963
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	4,000	3,713
Commercial Metals Co.
3.88%, 2/15/31, Callable 2/15/26 @ 101.94	4,500	3,959
4.38%, 3/15/32, Callable 3/15/27 @ 102.19	2,500	2,234
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100	6,500	5,450
Ecolab, Inc.
1.65%, 2/1/27, Callable 1/1/27 @ 100	1,400	1,288
2.13%, 8/15/50, Callable 2/15/50 @ 100	5,000	3,380
Freeport-McMoRan, Inc.
4.38%, 8/1/28, Callable 8/1/23 @ 102.19	5,000	4,843
4.63%, 8/1/30, Callable 8/1/25 @ 102.31	5,000	4,828
LYB International Finance III LLC, 2.25%, 10/1/30, Callable 7/1/30 @ 100	4,500	3,829
Martin Marietta Materials, Inc., 2.40%, 7/15/31, Callable 4/15/31 @ 100	5,000	4,221
Monsanto Co.
3.38%, 7/15/24, Callable 4/15/24 @ 100	5,000	4,963
3.95%, 4/15/45, Callable 10/15/44 @ 100	5,000	4,364
NewMarket Corp., 2.70%, 3/18/31, Callable 12/18/30 @ 100	7,500	6,422
Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100	10,875	8,225
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100	9,937	8,397
The Dow Chemical Co., 4.25%, 10/1/34, Callable 4/1/34 @ 100	7,500	7,353
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100	5,000	4,716
Worthington Industries, Inc., 4.30%, 8/1/32, Callable 5/1/32 @ 100	8,890	8,436
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100	6,000	5,211
		122,972
Real Estate (1.7%):
Alexandria Real Estate Equities, Inc., 1.88%, 2/1/33, Callable 11/1/32 @ 100	8,000	6,301
AvalonBay Communities, Inc.
3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN	2,679	2,578
2.45%, 1/15/31, Callable 10/17/30 @ 100, MTN (j)	2,000	1,775
Boston Properties LP, 2.55%, 4/1/32, Callable 1/1/32 @ 100	9,000	7,538

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Crown Castle International Corp.
2.90%, 3/15/27, Callable 2/15/27 @ 100	$4,250	$3,986
2.25%, 1/15/31, Callable 10/15/30 @ 100 (j)	7,250	5,969
2.90%, 4/1/41, Callable 10/1/40 @ 100	5,000	3,737
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100	9,000	8,656
Essex Portfolio LP
1.70%, 3/1/28, Callable 1/1/28 @ 100	3,500	3,068
2.65%, 3/15/32, Callable 12/15/31 @ 100	5,000	4,308
GLP Capital LP/GLP Financing II, Inc.
4.00%, 1/15/31, Callable 10/15/30 @ 100	4,000	3,646
3.25%, 1/15/32, Callable 10/15/31 @ 100	3,617	3,051
Host Hotels & Resorts LP
3.38%, 12/15/29, Callable 9/15/29 @ 100	3,500	3,126
3.50%, 9/15/30, Callable 6/15/30 @ 100	4,150	3,714
Hudson Pacific Properties LP
3.95%, 11/1/27, Callable 8/1/27 @ 100	5,000	4,871
4.65%, 4/1/29, Callable 1/1/29 @ 100	1,979	1,977
3.25%, 1/15/30, Callable 10/15/29 @ 100	9,629	8,706
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100	8,500	6,799
Physicians Realty LP, 4.30%, 3/15/27, Callable 12/15/26 @ 100	7,500	7,532
VICI Properties LP, 5.13%, 5/15/32, Callable 2/15/32 @ 100	8,000	7,938
		99,276
Utilities (4.9%):
Alabama Power Co., 3.85%, 12/1/42	3,000	2,672
Ameren Corp.
1.75%, 3/15/28, Callable 1/15/28 @ 100	5,600	4,948
3.50%, 1/15/31, Callable 10/15/30 @ 100	4,250	3,980
American Water Capital Corp., 2.95%, 9/1/27, Callable 6/1/27 @ 100	5,000	4,772
Atmos Energy Corp., 4.13%, 10/15/44, Callable 4/15/44 @ 100	10,000	9,289
Berkshire Hathaway Energy Co., 4.50%, 2/1/45, Callable 8/1/44 @ 100	12,000	11,433
Black Hills Corp., 3.88%, 10/15/49, Callable 4/15/49 @ 100	10,000	8,552
CenterPoint Energy, Inc., 2.65%, 6/1/31, Callable 3/1/31 @ 100 (j)	8,500	7,399
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	6,000	5,477
Delmarva Power & Light Co., 4.15%, 5/15/45, Callable 11/15/44 @ 100	5,000	4,584
Dominion Energy South Carolina, Inc., 4.10%, 6/15/46, Callable 12/15/45 @ 100	5,000	4,387
Duke Energy Carolinas LLC, 3.88%, 3/15/46, Callable 9/15/45 @ 100	7,000	6,352
Duke Energy Indiana LLC, 3.75%, 5/15/46, Callable 11/15/45 @ 100	10,000	8,879
Duke Energy Progress LLC, 4.15%, 12/1/44, Callable 6/1/44 @ 100	7,000	6,536
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100 (a)(j)	3,967	3,381
Entergy Louisiana LLC, 4.95%, 1/15/45, Callable 1/15/25 @ 100	7,000	7,039
Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100	5,000	4,817
Entergy Texas, Inc.
3.45%, 12/1/27, Callable 9/1/27 @ 100	15,000	14,464
3.55%, 9/30/49, Callable 3/30/49 @ 100	5,000	4,159
Florida Power & Light Co.
3.15%, 10/1/49, Callable 4/1/49 @ 100	8,750	7,247
2.88%, 12/4/51, Callable 6/4/51 @ 100	4,500	3,524
Gulf Power Co., 3.30%, 5/30/27, Callable 2/28/27 @ 100	5,000	4,889
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100	5,475	5,196
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100 (j)	7,500	7,271
MidAmerican Energy Co.
3.15%, 4/15/50, Callable 10/15/49 @ 100	7,000	5,660
2.70%, 8/1/52, Callable 2/1/52 @ 100	2,500	1,874
Mississippi Power Co., 4.25%, 3/15/42	3,168	2,866
National Fuel Gas Co., 3.95%, 9/15/27, Callable 6/15/27 @ 100	5,000	4,785
Northern States Power Co., 3.60%, 5/15/46, Callable 11/15/45 @ 100	10,000	8,940

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100 (a)(j)	$2,907	$2,777
Oglethorpe Power Corp., 4.50%, 4/1/47, Callable 10/1/46 @ 100 (a)	3,750	3,438
Oncor Electric Delivery Co. LLC, 3.75%, 4/1/45, Callable 10/1/44 @ 100	5,000	4,489
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100	7,000	5,499
Pedernales Electric Cooperative, Inc., 5.95%, 11/15/22 (a)	1,034	1,055
Potomac Electric Power Co., 4.15%, 3/15/43, Callable 9/15/42 @ 100	5,000	4,719
Public Service Co. of Colorado, 2.70%, 1/15/51, Callable 7/15/50 @ 100	7,000	5,213
Public Service Electric & Gas Co., 3.80%, 3/1/46, MTN, Callable 9/1/45 @ 100	8,000	7,302
Rayburn Country Securitization LLC, 2.31%, 12/1/32 (a)	6,000	5,666
South Jersey Industries, Inc., 5.02%, 4/15/31	9,000	8,544
Southwestern Public Service Co., 3.15%, 5/1/50, Callable 11/1/49 @ 100	10,000	8,041
Spire, Inc., 3.54%, 2/27/24, Callable 12/27/23 @ 100	11,880	11,496
The AES Corp., 2.45%, 1/15/31, Callable 10/15/30 @ 100	9,000	7,460
Tri-State Generation & Transmission Association, Inc.
4.70%, 11/1/44, Callable 5/1/44 @ 100	5,000	4,732
4.25%, 6/1/46, Callable 12/1/45 @ 100	10,000	9,168
WEC Energy Group, Inc., 2.62% (LIBOR03M+211bps), 5/15/67, Callable 6/6/22 @ 100 (c)	13,000	11,110
		276,081
Total Corporate Bonds (Cost $2,886,286)		2,662,164

Yankee Dollars (11.8%)
Communication Services (0.3%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100 (a)	7,000	6,305
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	5,000	5,001
Rogers Communications, Inc., 3.20%, 3/15/27, Callable 2/15/27 @ 100 (a)	5,000	4,768
		16,074
Consumer Discretionary (0.5%):
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100 (a)(b)	7,802	7,556
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100 (a)	8,500	7,033
International Game Technology PLC
4.13%, 4/15/26, Callable 4/15/23 @ 102.06 (a)	500	470
5.25%, 1/15/29, Callable 1/15/24 @ 102.63 (a)	5,000	4,749
Nemak SAB de CV, 3.63%, 6/28/31, Callable 3/28/31 @ 100 (a)	7,192	5,868
		25,676
Consumer Staples (0.8%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)(b)(j)	9,333	8,351
Bacardi Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100 (a)(b)(j)	25,000	25,088
Imperial Brands Finance PLC
4.25%, 7/21/25, Callable 4/21/25 @ 100 (a)	5,000	4,964
3.88%, 7/26/29, Callable 4/26/29 @ 100 (a)	5,000	4,666
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 2/2/29, Callable 12/2/28 @ 100 (a)	3,250	2,897
		45,966
Energy (0.4%):
Aker BP ASA, 4.00%, 1/15/31, Callable 10/15/30 @ 100 (a)(b)	9,250	8,726
Korea National Oil Corp., 2.63%, 4/18/32 (a)	6,000	5,250
Petroleos Mexicanos
5.95%, 1/28/31, Callable 10/28/30 @ 100 (j)	6,667	5,618

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
6.70%, 2/16/32, Callable 11/16/31 @ 100	$1,500	$1,296
		20,890
Financials (6.7%):
ABN AMRO Bank NV
4.75%, 7/28/25 (a)(b)	12,000	12,093
4.80%, 4/18/26 (a)(b)	8,000	8,039
Banco Santander Mexico SA Institucion de Banca Multiple Groupo Financiero Santand, 5.95% (H15T5Y+300bps), 10/1/28, Callable 10/1/23 @ 100 (a)(b)(c)(j)	1,000	1,003
Banco Santander SA, 4.18%, 3/24/28, Callable 3/24/27 @ 100	1,500	1,457
Bank of Montreal, 3.09%, 1/10/37, Callable 1/10/32 @ 100	6,500	5,482
Bank of New Zealand, 1.00%, 3/3/26 (a)(b)	10,400	9,384
BAT International Finance PLC, 3.95%, 6/15/25 (a)(b)	5,000	4,931
BNP Paribas SA
4.71% (LIBOR03M+224bps), 1/10/25, Callable 1/10/24 @ 100 (a)(c)	10,000	10,078
4.38%, 5/12/26 (a)(b)	10,000	9,901
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100 (c)(g)	6,500	6,372
BPCE SA
3.50%, 10/23/27 (a)(b)(j)	5,000	4,717
3.25%, 1/11/28 (a)(b)	10,000	9,422
Brookfield Finance, Inc., 4.85%, 3/29/29, Callable 12/29/28 @ 100	10,000	10,271
Canadian Imperial Bank of Commerce, 7.26%, 4/10/32 (a)(j)	2,396	2,894
Commonwealth Bank of Australia
2.69%, 3/11/31 (a)	9,000	7,538
3.78%, 3/14/32 (a)	3,000	2,719
Cooperatieve Rabobank UA, 4.00% (USSW5+189bps), 4/10/29, MTN, Callable 4/10/24 @ 100 (c)	5,000	4,961
Credit Agricole SA, 4.13%, 1/10/27 (a)(j)	15,000	14,794
Credit Suisse Group AG, 3.87% (US0003M+141bps), 1/12/29, Callable 1/12/28 @ 100 (a)(c)	4,445	4,156
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/26	10,000	9,972
Deutsche Bank AG
4.88% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100 (c)	10,000	9,185
3.74%, 1/7/33, Callable 10/7/31 @ 100	5,000	4,067
Enel Finance International NV, 2.25%, 7/12/31, Callable 4/12/31 @ 100 (a)	5,000	4,161
HSBC Holdings PLC
3.90%, 5/25/26	10,000	9,852
2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100 (c)	8,500	7,324
ING Groep NV, 3.95%, 3/29/27 (j)	14,100	13,781
Lloyds Banking Group PLC
3.75%, 1/11/27	15,000	14,610
3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (c)	5,000	4,750
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100 (a)(c)	8,750	7,243
Macquarie Group Ltd., 4.10%, 6/21/28, Callable 6/21/27 @ 100 (a)	5,000	4,841
Mizuho Financial Group, Inc.
3.17%, 9/11/27	5,000	4,733
2.56%, 9/13/31	5,000	4,127
2.17% (H15T1Y+87bps), 5/22/32, Callable 5/22/31 @ 100 (c)	5,000	4,109
Nationwide Building Society
4.00%, 9/14/26 (a)	10,000	9,743
4.12% (USISDA05+185bps), 10/18/32, Callable 10/18/27 @ 100 (a)(c)	10,000	9,575
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100 (a)	7,000	5,837
Royal Bank of Scotland Group PLC

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.27% (LIBOR03M+176bps), 3/22/25, Callable 3/22/24 @ 100 (c)	$4,000	$4,002
4.80%, 4/5/26	5,000	5,049
5.08% (LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (c)	10,000	10,160
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @ 100 (c)	3,000	2,562
Santander UK PLC, 5.00%, 11/7/23 (a)	7,034	7,157
Shell International Finance BV, 3.63%, 8/21/42	10,000	8,841
Siemens Financieringsmaatschappij NV, 3.40%, 3/16/27 (a)	6,000	5,911
Societe Generale SA, 1.49% (H15T1Y+1bps), 12/14/26, Callable 12/14/25 @ 100 (a)(c)(j)	14,500	12,858
Standard Chartered PLC, 4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a)(c)	7,500	7,235
Sumitomo Mitsui Financial Group, Inc., 2.22%, 9/17/31	8,500	7,045
The Bank of Nova Scotia
4.50%, 12/16/25	10,000	10,103
1.30%, 9/15/26	8,500	7,605
The Toronto-Dominion Bank
2.00%, 9/10/31	8,500	7,082
3.62% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100 (c)	10,000	9,765
Washington Aircraft 1 Co. DAC, Title XI (NBGA - United States Government), 2.64%, 9/15/26	2,761	2,653
Westpac Banking Corp.
4.32% (USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100 (c)	10,000	9,806
2.67% (H15T5Y+2bps), 11/15/35, Callable 11/15/30 @ 100 (c)	4,000	3,282
3.02% (H15T5Y+153bps), 11/18/36, Callable 11/18/31 @ 100 (c)	2,000	1,662
		380,900
Health Care (0.5%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100 (a)	3,939	3,632
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	14,890	12,025
STERIS Irish FinCo Unlimited Co.
2.70%, 3/15/31, Callable 12/15/30 @ 100	3,000	2,567
3.75%, 3/15/51, Callable 9/15/50 @ 100	8,000	6,506
Teva Pharmaceutical Finance Netherlands BV, 3.15%, 10/1/26	5,000	4,320
		29,050
Industrials (1.7%):
Air Canada Pass Through Trust
4.13%, 11/15/26 (a)(b)	15,780	15,364
3.60%, 9/15/28 (a)(b)	6,949	6,546
3.75%, 6/15/29 (a)(b)	4,409	4,225
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (a)(b)	12,000	11,199
Canadian National Railway Co., 2.75%, 3/1/26, Callable 12/1/25 @ 100	7,000	6,788
Canadian Pacific Railway Co., 2.45%, 12/2/31, Callable 9/2/31 @ 100	4,167	3,626
CK Hutchison International Ltd., 3.25%, 9/29/27 (a)(j)	10,000	9,718
CNH Industrial NV, 3.85%, 11/15/27, MTN, Callable 8/15/27 @ 100	5,000	4,861
Ferguson Finance PLC
3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	6,000	5,354
4.65%, 4/20/32, Callable 1/20/32 @ 100 (a)	3,000	2,937
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31, Callable 8/24/31 @ 100 (a)	6,000	5,526
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100 (a)	5,000	4,682
Sydney Airport Finance Co. Pty Ltd., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (a)	10,000	9,802
Turkish Airlines Pass Through Trust, 4.20%, 9/15/28 (a)	5,815	4,913
		95,541
Information Technology (0.1%):
CGI, Inc., 1.45%, 9/14/26, Callable 8/14/26 @ 100 (a)	3,467	3,108

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Materials (0.6%):
Anglo American Capital PLC, 4.00%, 9/11/27 (a)(b)	$6,667	$6,505
ArcelorMittal, 7.00%, 10/15/39	4,000	4,350
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	13,000	11,744
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	9,500	8,533
Teck Resources Ltd., 6.13%, 10/1/35	5,000	5,529
		36,661
Real Estate (0.0%):(h)
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100 (a)	3,000	2,602

Utilities (0.2%):
ENEL Chile SA, 4.88%, 6/12/28, Callable 3/12/28 @ 100	10,000	9,833
Total Yankee Dollars (Cost $713,427)		666,301

Government National Mortgage Association (0.0%)(h)
Pass-throughs (0.0%):
Government National Mortgage Assoc.
6.50%, 4/15/26	13	13

Government National Mortgage Association
7.50%, 12/15/28 - 8/15/29	65	70
6.00%, 9/20/32	159	171
		241
		254
Total Government National Mortgage Association (Cost $237)		254

Municipal Bonds (9.1%)
Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue
1.16%, 7/1/26	910	831
1.59%, 7/1/29	1,000	861
1.84%, 7/1/31, Continuously Callable @100	2,000	1,677
		3,369
California (0.7%):
City of El Cajon CA Revenue
2.09%, 4/1/29	425	373
2.19%, 4/1/30	425	367
2.29%, 4/1/31, Continuously Callable @100	550	469
City of Riverside CA Revenue
Series A, 2.49%, 6/1/26	1,800	1,716
Series A, 2.64%, 6/1/27	1,400	1,321
Port of Oakland Revenue
4.50%, 5/1/32, Pre-refunded 5/1/22 @ 100	11,700	11,700
San Jose Financing Authority Revenue, 1.71%, 6/1/28	2,000	1,742
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.13%, 8/1/28, Continuously Callable @100	10,000	9,489
San Marcos Redevelopment Agency Successor Agency Tax Allocation
Series B, 4.02%, 10/1/25	5,250	5,304
Series B, 4.47%, 10/1/29	6,500	6,616
Vista Redevelopment Agency Successor Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.), Series A, 4.13%, 9/1/30, Continuously Callable @100	2,590	2,602
		41,699
Colorado (0.2%):
City & County of Denver Co. Airport System Revenue
Series C, 2.14%, 11/15/29	4,500	3,922

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series C, 2.24%, 11/15/30	$5,000	$4,296
County of El Paso Co. Revenue, 4.47%, 10/1/35	5,000	5,036
		13,254
Connecticut (0.8%):
City of Bridgeport, GO
Series A, 4.03%, 8/15/28	10,000	10,084
Series A, 4.08%, 8/15/29, Continuously Callable @100	7,380	7,417
City of New Haven, GO, Series B, 4.68%, 8/1/31, Continuously Callable @100	10,000	10,075
State of Connecticut, GO
Series A, 3.23%, 1/15/25	5,000	4,996
Series A, 2.35%, 7/1/26	2,415	2,306
Series A, 3.43%, 4/15/28	1,500	1,470
Series A, 3.90%, 9/15/28	2,500	2,506
Town of Hamden, GO, 4.93%, 8/15/30, Continuously Callable @100	3,845	3,758
		42,612
Florida (0.9%):
County of Broward Florida Airport System Revenue, Series C, 2.91%, 10/1/32, Continuously Callable @100	9,500	8,606
County of Miami-Dade Aviation Revenue
Series B, 2.70%, 10/1/26	8,250	7,832
Series B, 3.38%, 10/1/30, Continuously Callable @100	2,500	2,344
County of Miami-Dade Seaport Department Revenue, Series B-3, 2.34%, 10/1/33, Continuously Callable @100	3,300	2,707
Florida Development Finance Corp. Revenue, Series A, 3.22%, 2/1/32, Continuously Callable @100	4,080	3,576
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @100	13,500	12,397
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	4,250	4,028
Palm Beach County School District Certificate participation, 5.40%, 8/1/25	6,000	6,320
St. Johns County IDA Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 2.54%, 10/1/30, Continuously Callable @100	2,500	2,176
		49,986
Georgia (0.3%):
Athens Housing Authority Revenue
2.54%, 12/1/27	3,405	3,201
2.59%, 12/1/28	4,585	4,251
Atlanta & Fulton County Recreation Authority Revenue
3.80%, 12/15/37	2,000	1,857
4.00%, 12/15/46	1,500	1,344
City of Atlanta GA Water & Wastewater Revenue, 2.26%, 11/1/35, Continuously Callable @100	2,500	2,089
Savannah Hospital Authority Revenue, 3.99%, 7/1/38	5,000	4,709
		17,451
Hawaii (0.3%):
City & County of Honolulu, GO
2.81%, 11/1/23, Pre-refunded 11/1/22 @ 100	900	906
3.06%, 11/1/25, Pre-refunded 11/1/22 @ 100	680	685
3.16%, 11/1/26, Pre-refunded 11/1/22 @ 100	775	781
3.26%, 11/1/27, Pre-refunded 11/1/22 @ 100	625	630
3.36%, 11/1/28, Pre-refunded 11/1/22 @ 100	690	696
State of Hawaii Airports System Revenue, Series E, 1.81%, 7/1/27	1,370	1,243
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A-2, 3.24%, 1/1/31	12,320	12,385
		17,326
Idaho (0.1%):
Idaho State Building Authority Revenue

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
3.78%, 9/1/30, Continuously Callable @100	$2,500	$2,471
3.93%, 9/1/31, Continuously Callable @100	2,120	2,114
3.98%, 9/1/32, Continuously Callable @100	2,000	1,999
		6,584
Illinois (0.4%):
Chicago O'hare International Airport Revenue, Series D, 2.17%, 1/1/28	3,000	2,722
City of Chicago Wastewater Transmission Revenue, 5.84%, 1/1/35	6,500	7,127
Illinois Finance Authority Revenue
3.55%, 8/15/29	2,025	1,928
3.60%, 8/15/30	3,000	2,838
State of Illinois Sales Tax Revenue
2.51%, 6/15/32, Continuously Callable @100	2,000	1,660
2.66%, 6/15/33, Continuously Callable @100	1,500	1,240
Winnebago & Boone Counties School District No 205 Rockford, GO, 3.80%, 12/1/26, Continuously Callable @100	4,500	4,525
		22,040
Indiana (0.2%):
Indiana Finance Authority Revenue
Series A, 3.62%, 7/1/36	1,500	1,436
Series C, 4.36%, 7/15/29	4,955	5,063
Series C, 4.53%, 7/15/31	4,260	4,383
		10,882
Kansas (0.2%):
Kansas Development Finance Authority Revenue, Series H, 4.73%, 4/15/37	10,000	10,421
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 1.66%, 9/1/27	2,000	1,775
		12,196
Louisiana (0.4%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
1.55%, 2/1/27	2,005	1,812
1.74%, 2/1/28	4,500	4,014
3.24%, 8/1/28	13,476	13,510
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	3,500	3,070
		22,406
Maryland (0.4%):
Maryland Economic Development Corp. Revenue
Series B, 4.05%, 6/1/27	2,290	2,148
Series B, 4.15%, 6/1/28	2,390	2,224
Series B, 4.25%, 6/1/29	2,495	2,308
Series B, 4.35%, 6/1/30	1,325	1,220
Series B, 4.40%, 6/1/31	1,385	1,268
Maryland Stadium Authority Revenue
Series C, 2.33%, 5/1/34	3,010	2,494
Series C, 2.36%, 5/1/35	3,050	2,497
Series C, 2.81%, 5/1/40	7,000	5,805
		19,964
Massachusetts (0.1%):
Massachusetts School Building Authority Revenue, Series B, 2.97%, 10/15/32, Continuously Callable @100	6,500	5,885

Michigan (0.2%):
Michigan Finance Authority Revenue, 3.08%, 12/1/34	13,000	11,738

Mississippi (0.1%):
State of Mississippi, GO
Series E, 2.83%, 12/1/24	1,800	1,787
Series E, 3.03%, 12/1/25	2,000	1,984
		3,771

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Missouri (0.0%):(h)
University of Missouri Revenue, 2.01%, 11/1/27, Continuously Callable @100	$3,000	$2,742

New Jersey (0.5%):
City of Atlantic, GO
Series A, 4.23%, 9/1/25	2,525	2,493
Series A, 4.29%, 9/1/26	2,415	2,374
New Jersey Economic Development Authority Revenue
Series C, 5.71%, 6/15/30	2,500	2,683
Series NNN, 3.77%, 6/15/31	10,000	9,631
New Jersey Educational Facilities Authority Revenue, Series E, 4.02%, 7/1/39	3,000	2,646
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	3,845	3,501
New Jersey Transportation Trust Fund Authority Revenue, Build America Bond, Series C, 5.75%, 12/15/28	1,810	1,922
Rutgers The State University of New Jersey Revenue, Series S, 1.91%, 5/1/31	2,750	2,253
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27	1,030	932
		28,435
New York (0.7%):
Long Island Power Authority Revenue
Series B, 3.98%, 9/1/25	2,500	2,532
Series B, 4.13%, 9/1/26	2,500	2,536
Long Island Power Authority Revenue, Build America Bond, 5.25%, 5/1/22	10,000	10,000
New York State Dormitory Authority Revenue
Series A, 2.46%, 7/1/32	9,250	7,868
Series A, 2.51%, 7/1/33	5,000	4,204
Series B, 2.83%, 7/1/31	5,000	4,474
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	5,000	4,630
New York State Urban Development Corp. Revenue
1.88%, 3/15/30	2,600	2,201
2.03%, 3/15/31, Continuously Callable @100	3,500	2,928
		41,373
Ohio (0.1%):
Cleveland Department of Public Utilities Division of Public Power Revenue, 5.50%, 11/15/38, Pre-refunded 11/15/24 @ 100	5,000	5,311

Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	10,250	10,233
The University of Oklahoma Revenue
Series C, 2.15%, 7/1/30	750	653
Series C, 2.30%, 7/1/31, Continuously Callable @100	1,000	867
		11,753
Pennsylvania (0.9%):
City of Pittsburgh PA, GO, Series B, 1.19%, 9/1/26	4,000	3,639
Commonwealth Financing Authority Revenue, Series A, 3.86%, 6/1/38	5,045	4,783
Pennsylvania Economic Development Financing Authority Revenue, Series B, 3.20%, 11/15/27	1,375	1,375
Pennsylvania Higher Educational Facilities Authority Revenue, 3.73%, 7/15/43	3,000	2,468
Pennsylvania IDA Revenue, 3.56%, 7/1/24 (a)	10,000	10,035
Public Parking Authority of Pittsburgh Revenue, 2.58%, 12/1/31, Continuously Callable @100	825	721
Public Parking Authority Of Pittsburgh Revenue, 2.33%, 12/1/29	895	789
Scranton School District, GO
Series A, 3.15%, 6/15/34, (Put Date 6/15/24) (a)(l)	2,800	2,805

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 3.15%, 6/15/34, (Put Date 6/15/24) (a)(l)	$1,415	$1,418
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
3.05%, 4/1/29	800	764
3.10%, 4/1/30	950	898
3.15%, 4/1/31	250	234
State Public School Building Authority Revenue
3.05%, 4/1/28	2,000	1,884
3.15%, 4/1/30	6,460	6,045
State Public School Building Authority Revenue (INS - Build America Mutual Assurance Co.), Series B-1, 4.08%, 12/1/23	1,300	1,317
The School District of Philadelphia, GO, 5.06%, 9/1/42	10,000	9,941
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue
Series C, 2.53%, 9/15/31	2,000	1,800
Series C, 2.58%, 9/15/32	1,000	894
Series C, 2.63%, 9/15/33	2,000	1,776
		53,586
Tennessee (0.3%):
Jackson Energy Authority Revenue
3.05%, 4/1/23	2,745	2,761
Series E, 3.20%, 4/1/24, Continuously Callable @100	3,915	3,921
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Series B, 4.05%, 7/1/26, Continuously Callable @100	8,000	8,180
		14,862
Texas (0.8%):
Central Texas Regional Mobility Authority Revenue
Series C, 1.74%, 1/1/26	1,000	934
Series C, 1.84%, 1/1/27	1,000	916
Series C, 2.09%, 1/1/28	1,000	907
City of Corpus Christi TX Utility System Revenue
Series B, 1.49%, 7/15/27	2,000	1,811
Series B, 1.71%, 7/15/28	2,220	1,984
City of Houston Airport System Revenue, Series C, 2.09%, 7/1/28	4,250	3,841
City of Houston TX Combined Utility System Revenue, Series D, 1.62%, 11/15/30	2,250	1,881
County of Bexar Revenue, 2.53%, 8/15/34, Continuously Callable @100	2,800	2,255
Dallas/Fort Worth International Airport Revenue
Series C, 1.65%, 11/1/26	1,500	1,371
Series C, 1.95%, 11/1/28	1,000	888
Series C, 2.05%, 11/1/29	1,250	1,097
Series C, 2.10%, 11/1/30	1,000	866
Harris County Cultural Education Facilities Finance Corp. Revenue
3.34%, 11/15/37	2,000	1,725
Series B, 2.10%, 5/15/22	875	875
Series B, 2.17%, 5/15/23	1,000	992
Series B, 2.57%, 5/15/26	1,000	952
Series D, 2.28%, 7/1/34	6,785	5,534
McLennan County Public Facility Corp. Revenue, 3.90%, 6/1/29, Continuously Callable @100	2,000	1,995
Port of Corpus Christi Authority of Nueces County Revenue, 3.49%, 12/1/25	1,000	1,016
San Antonio Education Facilities Corp. Revenue
2.38%, 4/1/28	1,500	1,323
2.65%, 4/1/30	1,150	992
2.73%, 4/1/31	750	640
Tarrant County Cultural Education Facilities Finance Corp. Revenue
2.08%, 9/1/28	600	534
2.57%, 9/1/32, Continuously Callable @100	1,000	856

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
2.69%, 9/1/33, Continuously Callable @100	$1,000	$854
Texas Public Finance Authority Revenue
1.62%, 2/1/31	2,000	1,640
1.78%, 2/1/32, Continuously Callable @100	1,500	1,219
Texas Tech University System Revenue, 1.55%, 2/15/28	2,000	1,783
Waco Educational Finance Corp. Revenue
1.53%, 3/1/27	1,340	1,196
1.69%, 3/1/28	1,500	1,314
2.06%, 3/1/31, Continuously Callable @100	1,500	1,258
		45,449
Washington (0.1%):
Washington State University Revenue
Series A, 2.24%, 10/1/28	1,800	1,616
Series A, 2.31%, 10/1/29	5,915	5,219
		6,835
Wisconsin (0.1%):
Public Finance Authority Revenue, Series WI, 3.63%, 6/1/51	6,575	5,057
Total Municipal Bonds (Cost $548,097)		516,566

U.S. Government Agency Mortgages (3.1%)
Federal Home Loan Mortgage Corp.
Series A1A, Class A1A, 1.60%, 6/15/22 (d)	1,665	1,665
Series K025, Class X1, 0.90%, 10/25/22 (d)(e)	57,910	148
Series K026, Class X1, 1.05%, 11/25/22 (d)(e)	81,954	294
Series K028, Class A2, 3.11%, 2/25/23	3,933	3,936
Series K045, Class A2, 3.02%, 1/25/25	9,249	9,191
Series KPLB, Class A, 2.77%, 5/25/25	17,000	16,708
Series KIR1, Class A2, 2.85%, 3/25/26	12,000	11,780
Series S8FX, Class A1, 3.02%, 3/25/27	11,911	11,811
Series K068, Class A2, 3.24%, 8/25/27	4,533	4,511
Series K075, Class A2, 3.65%, 2/25/28 (d)	3,000	3,045
Series K095, Class A2, 2.79%, 6/25/29	8,750	8,429
Series K097, Class A2, 2.51%, 7/25/29	8,000	7,561
Series K096, Class A2, 2.52%, 7/25/29	9,000	8,516
Series KG02, Class A2, 2.41%, 8/25/29	9,091	8,451
Series K100, Class A2, 2.67%, 9/25/29	5,455	5,190
5.50%, 12/1/35 - 4/1/36	523	557
3.50%, 5/1/42 - 5/1/47	8,983	8,862
		110,655
Federal National Mortgage Association
7.00%, 10/1/22	1	1
Series 2016-M2, Class AV2, 2.15%, 1/25/23	3,126	3,122
Series 2017-M15, Class AV2, 2.66%, 11/25/24 (d)	3,455	3,390
Series 2017-M2, Class A2, 2.89%, 2/25/27 (d)	3,143	3,078
Series M7, Class A2, 2.96%, 2/25/27 (d)	2,460	2,403
2.50%, 2/1/28 - 11/1/34	5,812	5,666
Series M4, Class A2, 3.16%, 3/25/28 (d)	6,448	6,370
6.50%, 4/1/31 - 3/1/32	278	302
5.00%, 6/1/33	626	659
5.50%, 9/1/35 - 5/1/38	3,300	3,531
6.00%, 5/1/36 - 8/1/37	1,181	1,280
3.50%, 4/1/48 - 2/1/50	12,299	12,030
4.00%, 4/1/48 - 2/1/50	13,547	13,530
3.00%, 2/1/50	5,412	5,149
		60,511
Government National Mortgage Association
7.00%, 5/15/23 - 7/15/32	364	385
6.50%, 6/15/23 - 10/15/31	459	487
7.50%, 7/15/23 - 2/15/28	176	184

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
6.00%, 9/15/28 - 1/15/33	$1,023	$1,080
5.50%, 4/20/33	207	221
5.00%, 8/15/33	1,337	1,401
		3,758
		174,924
Total U.S. Government Agency Mortgages (Cost $182,630)		174,924

U.S. Treasury Obligations (15.2%)
U.S. Treasury Bonds
1.13%, 5/15/40	10,000	7,202
3.88%, 8/15/40	15,000	16,587
1.38%, 11/15/40	30,000	22,444
1.88%, 2/15/41	9,000	7,346
2.25%, 5/15/41	40,000	34,644
2.75%, 8/15/42	15,000	13,973
2.75%, 11/15/42	10,000	9,302
2.88%, 5/15/43	10,000	9,475
3.38%, 5/15/44	5,000	5,131
3.00%, 11/15/44	25,000	24,137
2.50%, 2/15/45	55,000	48,658
2.50%, 2/15/46	15,000	13,291
2.25%, 8/15/46	42,950	36,232
2.88%, 11/15/46	10,000	9,516
2.75%, 11/15/47	12,000	11,212
3.00%, 2/15/49	10,000	9,912
1.25%, 5/15/50	30,000	19,992
1.63%, 11/15/50	35,000	25,720
U.S. Treasury Inflation Indexed Bonds
2.38%, 1/15/25	60,188	66,077
0.88%, 1/15/29	11,233	12,028
U.S. Treasury Notes
0.13%, 7/15/23	20,000	19,470
0.13%, 9/15/23	50,000	48,428
0.25%, 9/30/23	70,000	67,832
0.13%, 10/15/23	40,000	38,639
0.13%, 12/15/23	50,000	48,043
2.50%, 5/15/24	5,000	4,976
2.50%, 1/31/25	5,000	4,950
2.00%, 2/15/25	70,000	68,349
0.38%, 1/31/26	30,000	27,267
1.63%, 2/15/26	30,000	28,573
2.38%, 5/15/27	10,000	9,731
0.50%, 10/31/27	30,000	26,266
1.25%, 3/31/28	25,000	22,672
1.25%, 9/30/28	25,000	22,484
2.38%, 3/31/29	20,000	19,278
Total U.S. Treasury Obligations (Cost $911,058)		859,837

Commercial Paper (0.8%) (m)
Cabot Corp., 0.84%, 5/2/22 (a)	12,000	12,000
Enterprise Products Operating LLC, 0.84%, 5/2/22 (a)	25,000	24,999
Intercontinental Exchange, Inc., 1.22%, 5/4/22 (a)	5,000	4,999
Total Commercial Paper (Cost $41,999)		41,998

Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 0.31% (n)	1,060,741	1,061
HSBC U.S. Government Money Market Fund, I Shares, 0.31% (n)	14,743,920	14,744

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Invesco Government & Agency Portfolio, Institutional Shares, 0.36% (n)	30,785,527	$30,785
Total Collateral for Securities Loaned (Cost $46,590)		46,590
Total Investments (Cost $6,037,590) — 100.1%		5,657,601
Liabilities in excess of other assets — (0.1)%		(6,483)
NET ASSETS - 100.00%		$5,651,118

At April 30, 2022, the Fund's investments in foreign securities were 11.9% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of April 30, 2022, the fair value of these securities was $1,412,063 thousands and amounted to 25.0% of net assets.
(b)	All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2022.
(d)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2022.
(e)	Security is interest only.
(f)	Non-income producing security.
(g)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h)	Amount represents less than 0.05% of net assets.
(i)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At April 30, 2022, illiquid securities were 0.3% of the Fund's net assets.
(j)	All or a portion of this security is on loan.
(k)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(l)	Put Bond.
(m)	Rate represents the effective yield at April 30, 2022.
(n)	Rate disclosed is the daily yield on April 30, 2022.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
IDA—Industrial Development Authority
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of April 30, 2022, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of April 30, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

SOFR30A—30 day average of SOFR, rate disclosed as of April 30, 2022.

Title XI—The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.

TSFR—Term SOFR
TSFR1M—1 month Term SOFR, rate disclosed as of April 30, 2022.
US0003M—3 Month US Dollar LIBOR, rate disclosed as of April 30, 2022, based on the last reset date of the security
USISDA05—5 Year ICE Swap Rate, rate disclosed as of April 30, 2022.
USSW5—USD 5 Year Swap Rate, rate disclosed as of April 30, 2022.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2022
(Unaudited)

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Income Stock Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (5.2%):
AT&T, Inc.	926,632	$17,476
Comcast Corp. Class A	391,665	15,573
Fox Corp. Class A	214,091	7,673
Omnicom Group, Inc.	353,937	26,945
Sirius XM Holdings, Inc. (a)	2,976,180	17,857
The Interpublic Group of Cos., Inc.	528,241	17,231
Verizon Communications, Inc.	901,474	41,739
		144,494
Consumer Discretionary (6.9%):
Best Buy Co., Inc.	283,204	25,469
Garmin Ltd.	40,694	4,466
Genuine Parts Co.	60,820	7,910
H&R Block, Inc.	403,023	10,507
Lennar Corp. Class A	89,418	6,840
Lowe's Cos., Inc.	130,086	25,721
McDonald's Corp.	68,495	17,066
PulteGroup, Inc.	229,895	9,600
Target Corp.	155,114	35,467
Toll Brothers, Inc.	101,299	4,697
Whirlpool Corp. (a)	36,332	6,595
Williams-Sonoma, Inc.	118,078	15,407
Yum! Brands, Inc.	162,247	18,985
		188,730
Consumer Staples (10.0%):
Altria Group, Inc.	726,653	40,380
Colgate-Palmolive Co.	197,098	15,186
Costco Wholesale Corp.	29,765	15,827
General Mills, Inc.	84,245	5,959
Kimberly-Clark Corp.	69,141	9,599
PepsiCo, Inc.	86,176	14,797
Philip Morris International, Inc.	427,590	42,759
The Coca-Cola Co.	160,548	10,373
The Hershey Co.	45,500	10,273
The J.M. Smucker Co. (a)	43,800	5,998
The Kroger Co.	201,120	10,852
The Procter & Gamble Co.	327,470	52,576
Tyson Foods, Inc. Class A	190,996	17,792
Walgreens Boots Alliance, Inc.	206,012	8,735
Walmart, Inc.	113,818	17,413
		278,519
Energy (5.9%):
Chevron Corp.	348,661	54,625
Coterra Energy, Inc.	471,292	13,568
Devon Energy Corp.	278,246	16,186
EOG Resources, Inc.	291,162	33,996
Exxon Mobil Corp.	521,169	44,430
		162,805
Financials (16.5%):
Aflac, Inc.	226,138	12,953
American Express Co.	45,648	7,975
American Financial Group, Inc.	76,815	10,637
Ameriprise Financial, Inc.	101,879	27,048
Annaly Capital Management, Inc.	2,187,186	14,042
Bank of America Corp.	83,956	2,996

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Stock Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Capital One Financial Corp.	33,823	$4,215
Comerica, Inc.	255,111	20,894
Discover Financial Services	122,893	13,821
Everest Re Group Ltd.	25,688	7,057
FactSet Research Systems, Inc.	14,741	5,948
Fidelity National Financial, Inc.	509,609	20,294
Fifth Third Bancorp	422,717	15,865
First American Financial Corp.	78,445	4,574
Jefferies Financial Group, Inc.	525,645	16,169
JPMorgan Chase & Co.	214,446	25,595
KeyCorp	1,028,275	19,856
M&T Bank Corp.	47,334	7,888
Marsh & McLennan Cos., Inc.	52,974	8,566
Morgan Stanley	103,964	8,378
Popular, Inc.	65,561	5,113
Principal Financial Group, Inc.	239,028	16,287
Prudential Financial, Inc.	153,662	16,674
Regions Financial Corp.	1,557,439	32,269
Synchrony Financial	591,458	21,771
Synovus Financial Corp.	120,266	4,996
T. Rowe Price Group, Inc.	117,520	14,460
The Allstate Corp.	91,822	11,619
The Goldman Sachs Group, Inc.	63,743	19,473
The Hanover Insurance Group, Inc.	56,661	8,319
The Hartford Financial Services Group, Inc.	188,221	13,162
The Travelers Cos., Inc.	46,505	7,955
U.S. Bancorp	376,233	18,270
Zions Bancorp NA	209,713	11,851
		456,990
Health Care (17.6%):
Abbott Laboratories	53,087	6,025
AbbVie, Inc.	200,322	29,423
AmerisourceBergen Corp.	41,413	6,265
Amgen, Inc.	147,632	34,427
Anthem, Inc.	35,765	17,952
Bristol-Myers Squibb Co.	242,729	18,270
Cardinal Health, Inc.	112,339	6,521
Chemed Corp.	18,013	8,851
CVS Health Corp.	215,753	20,740
Eli Lilly & Co.	75,750	22,129
Gilead Sciences, Inc.	454,608	26,976
Johnson & Johnson	375,190	67,706
McKesson Corp.	91,572	28,352
Merck & Co., Inc.	442,639	39,257
Pfizer, Inc.	750,635	36,834
Quest Diagnostics, Inc.	89,228	11,942
Thermo Fisher Scientific, Inc.	24,490	13,541
UnitedHealth Group, Inc.	139,668	71,029
West Pharmaceutical Services, Inc.	23,370	7,363
Zoetis, Inc.	58,996	10,457
		484,060
Industrials (11.7%):
3M Co.	69,557	10,032
Cintas Corp.	51,395	20,417
Cummins, Inc.	39,473	7,468
Dover Corp.	42,734	5,696
Eaton Corp. PLC	40,000	5,801
Emerson Electric Co.	88,327	7,965
Fastenal Co.	498,392	27,567

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Stock Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
General Dynamics Corp.	83,325	$19,709
Huntington Ingalls Industries, Inc.	54,824	11,663
Illinois Tool Works, Inc.	109,690	21,621
Knight-Swift Transportation Holdings, Inc.	131,070	6,277
Lennox International, Inc.	22,954	4,894
Lockheed Martin Corp.	82,681	35,728
ManpowerGroup, Inc.	100,528	9,068
Masco Corp.	427,970	22,549
Northrop Grumman Corp.	26,409	11,604
Oshkosh Corp.	28,673	2,651
Owens Corning	98,175	8,927
Republic Services, Inc.	70,678	9,490
Robert Half International, Inc.	225,167	22,136
Rockwell Automation, Inc.	48,341	12,215
Snap-on, Inc.	27,589	5,862
United Parcel Service, Inc. Class B	111,191	20,012
W.W. Grainger, Inc.	32,075	16,038
		325,390
Information Technology (11.9%):
Accenture PLC Class A	42,887	12,881
Apple, Inc.	208,554	32,878
Automatic Data Processing, Inc.	38,153	8,324
Cisco Systems, Inc.	1,025,071	50,208
Hewlett Packard Enterprise Co.	517,225	7,970
HP, Inc.	535,404	19,612
Intel Corp.	501,589	21,864
International Business Machines Corp.	123,358	16,310
Juniper Networks, Inc.	325,006	10,244
Microsoft Corp.	182,438	50,630
Motorola Solutions, Inc.	47,338	10,116
NetApp, Inc.	263,652	19,313
Oracle Corp.	89,361	6,559
Paychex, Inc.	67,745	8,585
QUALCOMM, Inc.	134,631	18,807
Texas Instruments, Inc.	159,949	27,231
The Western Union Co.	176,012	2,950
		324,482
Materials (4.4%):
Avery Dennison Corp.	57,172	10,325
CF Industries Holdings, Inc.	153,336	14,848
LyondellBasell Industries NV Class A	253,028	26,829
Nucor Corp.	197,718	30,603
Packaging Corp. of America	144,025	23,213
Reliance Steel & Aluminum Co.	32,092	6,362
Steel Dynamics, Inc.	85,114	7,299
The Sherwin-Williams Co.	19,979	5,493
		124,972
Real Estate (4.1%):
AvalonBay Communities, Inc.	47,254	10,749
Boston Properties, Inc.	79,203	9,314
Equity Residential	92,392	7,530
Essex Property Trust, Inc.	25,817	8,501
Kimco Realty Corp.	120,583	3,054
National Retail Properties, Inc.	120,758	5,294
Prologis, Inc.	96,132	15,409
Realty Income Corp.	129,317	8,969
Regency Centers Corp.	62,035	4,270
Ventas, Inc.	165,613	9,200

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Stock Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
VICI Properties, Inc.	536,301	$15,988
Welltower, Inc.	132,572	12,039
Weyerhaeuser Co.	92,174	3,799
		114,116
Utilities (5.4%):
Constellation Energy Corp.	176,985	10,479
Duke Energy Corp.	113,044	12,453
Evergy, Inc.	389,370	26,419
NRG Energy, Inc.	240,621	8,638
OGE Energy Corp.	217,169	8,400
Public Service Enterprise Group, Inc.	498,696	34,739
The Southern Co.	502,331	36,866
UGI Corp.	330,712	11,343
		149,337
Total Common Stocks (Cost $2,264,728)		2,753,895

Collateral for Securities Loaned (0.8%)^
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.19% (b)	3,155,107	3,155
Goldman Sachs Financial Square Government Fund, Institutional Shares, 0.31% (b)	310,749	311
HSBC U.S. Government Money Market Fund, I Shares, 0.31% (b)	4,216,994	4,217
Invesco Government & Agency Portfolio, Institutional Shares, 0.36% (b)	14,475,909	14,476
Total Collateral for Securities Loaned (Cost $22,159)		22,159
Total Investments (Cost $2,286,887) — 100.4%		2,776,054
Liabilities in excess of other assets — (0.4)%		(12,093)
NET ASSETS - 100.00%		$2,763,961

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rate disclosed is the daily yield on April 30, 2022.

PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Intermediate-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (13.5%)
AccessLex Institute, Series 2004-2, Class A3, 1.37% (LIBOR03M+19bps), 10/25/24, Callable 4/25/31 @ 100 (a)	$808	$798
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (b)	3,000	2,711
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46, Callable 8/15/24 @ 100 (b)	1,500	1,342
American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.89%, 9/12/25, Callable 4/12/23 @ 100 (b)	745	745
Americredit Automobile Receivables Trust, Series 2018-1, Class D, 3.82%, 3/18/24, Callable 10/18/22 @ 100	6,360	6,388
AMSR Trust, Series 2021-SFR1, Class D, 2.60%, 6/17/38 (b)	1,500	1,283
AMSR Trust, Series 2021-SFR1, Class C, 2.35%, 6/17/38 (b)	1,800	1,559
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100 (b)	1,216	1,145
ARI Fleet Lease Trust, Series 2020-A, Class B, 2.06%, 11/15/28, Callable 1/15/23 @ 100 (b)	1,470	1,460
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 6/15/25 @ 100 (b)	2,476	2,455
ARI Fleet Lease Trust, Series 2022-A, Class B, 3.79%, 1/15/31, Callable 6/15/25 @ 100 (b)	1,517	1,500
ARI Fleet Lease Trust, Series 2022-A, Class C, 4.17%, 1/15/31, Callable 6/15/25 @ 100 (b)	2,200	2,176
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.68%, 8/20/26, Callable 9/20/25 @ 100 (b)	4,000	3,767
Ballyrock CLO Ltd., Series 2020-14A, Class B, 3.36% (LIBOR03M+230bps), 1/20/34, Callable 1/20/23 @ 100 (a)(b)	1,000	974
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 4/15/23 @ 100 (b)	3,790	3,765
California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.33%, 4/15/25, Callable 8/15/22 @ 100	3,533	3,552
Canadian Pacer Auto Receivables Trust, Series 2019-1, Class C, 3.75%, 7/21/25, Callable 12/19/22 @ 100 (b)	3,000	3,011
Canadian Pacer Auto Receivables Trust, Series 2021-1A, Class C, 1.46%, 12/20/27, Callable 8/19/24 @ 100 (b)	2,156	1,970
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class C, 2.49%, 5/19/26, Callable 8/19/23 @ 100 (b)	2,000	1,962
CARDS II Trust, Series 2021-1A, Class C, 1.20%, 4/15/27 (b)	7,750	7,348
CarMax Auto Owner Trust, Series 2020-4, Class C, 1.30%, 8/17/26, Callable 4/15/24 @ 100	3,450	3,227
CarMax Auto Owner Trust, Series 2018-4, Class C, 3.85%, 7/15/24, Callable 11/15/22 @ 100	420	423
CarMax Auto Owner Trust, Series 2020-3, Class C, 1.69%, 4/15/26, Callable 12/15/23 @ 100	2,500	2,394
CarMax Auto Owner Trust, Series 2018-2, Class D, 3.99%, 4/15/25, Callable 5/15/22 @ 100	800	801
CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25, Callable 8/15/23 @ 100	5,162	5,073
CarMax Auto Owner Trust, Series 2021-3, Class D, 1.50%, 1/18/28, Callable 7/15/24 @ 100	2,760	2,560
CarMax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 1/15/23 @ 100	1,923	1,932
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 11/15/23 @ 100	1,083	1,074
CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25, Callable 10/15/23 @ 100	4,230	4,125
CarMax Auto Owner Trust, Series 2021-4, Class D, 1.48%, 3/15/28, Callable 9/15/24 @ 100	2,831	2,603

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
CarNow Auto Receivables Trust, Series 2021-1A, Class B, 1.38%, 2/17/26, Callable 11/15/23 @ 100 (b)	$656	$649
CARS-DB5 LP, Series 2021-1A, Class A2, 2.28%, 8/15/51, Callable 8/15/28 @ 100 (b)	2,159	1,958
Carvana Auto Receivables Trust, Series 2021-P2, Class C, 1.60%, 6/10/27, Callable 2/10/25 @ 100	10,000	9,152
Carvana Auto Receivables Trust, Series 2020-P1, Class C, 1.32%, 11/9/26, Callable 6/8/24 @ 100	551	505
Carvana Auto Receivables Trust, Series 2021-N2, Class D, 1.27%, 3/10/28, Callable 10/10/24 @ 100	4,000	3,788
Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28, Callable 3/10/25 @ 100	876	835
Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28, Callable 6/10/24 @ 100	2,750	2,674
CCG Receivables Trust, Series 2021-2, Class C, 1.50%, 3/14/29, Callable 12/14/24 @ 100 (b)	3,000	2,799
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/26, Callable 9/14/22 @ 100 (b)	2,540	2,546
CCG Receivables Trust, Series 2020-1, Class C, 1.84%, 12/14/27, Callable 1/14/24 @ 100 (b)	5,786	5,536
CF Hippolyta LLC, Series 2021-1A, Class B1, 1.98%, 3/15/61, Callable 3/15/24 @ 100 (b)	1,929	1,771
Chase Auto Credit Linked Notes, Series 2020-1, Class D, 1.89%, 1/25/28, Callable 12/25/23 @ 100 (b)	381	378
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 4/15/31, Callable 5/15/22 @ 100 (b)	295	295
CNH Equipment Trust, Series 2020-A, Class B, 2.30%, 10/15/27, Callable 12/15/23 @ 100	1,100	1,074
CPS Auto Receivables Trust, Series 2018-D, Class E, 5.82%, 6/16/25, Callable 3/15/23 @ 100 (b)	2,000	2,034
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/29, Callable 10/15/23 @ 100 (b)	5,000	4,878
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.38%, 11/15/28, Callable 7/15/23 @ 100 (b)	2,205	2,205
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25 @ 100 (b)	720	671
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class B, 1.26%, 4/15/30, Callable 12/15/24 @ 100 (b)	2,077	1,940
DB Master Finance LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/51, Callable 11/20/25 @ 100 (b)	7,763	6,812
Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27, Callable 4/22/24 @ 100 (b)	1,312	1,235
Dell Equipment Finance Trust, Series 2020-1, Class B, 2.98%, 4/24/23, Callable 10/22/22 @ 100 (b)	775	776
Dell Equipment Finance Trust, Series 2020-1, Class C, 4.26%, 6/22/23, Callable 10/22/22 @ 100 (b)	1,750	1,762
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/26, Callable 4/22/23 @ 100 (b)	2,125	2,087
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, 4/15/49, Callable 9/20/25 @ 100 (b)	3,000	2,682
Diamond Infrastructure Funding LLC, Series 2021-1A, Class B, 2.36%, 4/15/49, Callable 9/20/25 @ 100 (b)	6,000	5,372
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100 (b)	4,418	4,014
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33, Callable 2/20/24 @ 100 (b)	1,095	1,050
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 6/15/23 @ 100	1,680	1,676
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/26, Callable 1/15/24 @ 100 (b)	500	505

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
DT Auto Owner Trust, Series 2021-3A, Class C, 0.87%, 5/17/27, Callable 2/15/25 @ 100 (b)	$1,875	$1,762
Encina Equipment Finance LLC, Series 2021-1A, Class C, 1.39%, 6/15/27, Callable 11/15/23 @ 100 (b)	1,409	1,341
Encina Equipment Finance LLC, Series 2021-1A, Class D, 1.69%, 11/15/27, Callable 11/15/23 @ 100 (b)	2,562	2,404
Enterprise Fleet Financing LLC, Series 2019-3, Class A2, 2.06%, 5/20/25, Callable 1/20/23 @ 100 (b)	685	684
Evergreen Credit Card Trust, Series 2021-1, Class B, 1.15%, 10/15/26 (b)	7,500	7,077
Evergreen Credit Card Trust, Series 2019-2, Class C, 2.62%, 9/15/24 (b)	2,096	2,101
Evergreen Credit Card Trust, Series 2021-1, Class C, 1.42%, 10/15/26 (b)	6,300	5,942
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08%, 7/15/24, Callable 11/15/23 @ 100 (b)	25	25
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25, Callable 10/15/23 @ 100 (b)	1,497	1,498
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 1/15/24 @ 100	1,417	1,406
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 6/15/22 @ 100 (b)	3,000	3,009
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (b)	1,875	1,857
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 11/15/22 @ 100 (b)	1,000	1,012
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.14%, 12/17/38 (b)	2,500	2,266
FirstKey Homes Trust, Series 2021-SFR2, Class C, 1.71%, 9/17/26 (b)	6,512	5,767
FirstKey Homes Trust, Series 2021-SFR2, Class D, 2.06%, 9/17/26 (b)	4,500	4,035
Flagship Credit Auto Trust, Series 2018-2, Class E, 5.51%, 11/17/25, Callable 1/15/23 @ 100 (b)	550	558
Flagship Credit Auto Trust, Series 2019-4, Class E, 4.11%, 3/15/27, Callable 1/15/24 @ 100 (b)	2,500	2,449
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 5/15/25, Callable 12/15/23 @ 100 (b)	2,943	2,938
Flagship Credit Auto Trust, Series 2018-4, Class C, 4.11%, 10/15/24, Callable 9/15/23 @ 100 (b)	688	691
Ford Credit Auto Owner Trust, Series 2021-1, Class D, 2.31%, 10/17/33, Callable 4/15/26 @ 100 (b)	1,650	1,512
Ford Credit Auto Owner Trust, Series 2021-1, Class C, 1.91%, 10/17/33, Callable 4/15/26 @ 100 (b)	1,708	1,565
Ford Credit Auto Owner Trust, Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @ 100 (b)	2,250	2,072
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class C, 1.02%, 9/15/26, Callable 6/15/23 @ 100 (b)	1,325	1,253
FRTKL, Series 2021-SFR1, Class D, 2.17%, 9/17/38 (b)	1,500	1,353
GLS Auto Receivables Issuer Trust, Series 2A, Class C, 4.57%, 4/15/26, Callable 8/15/23 @ 100 (b)	1,250	1,255
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class C, 1.11%, 9/15/26, Callable 7/15/24 @ 100 (b)	2,167	2,028
GLS Auto Receivables Issuer Trust, Series 2020-3A, Class C, 1.92%, 5/15/25, Callable 10/15/23 @ 100 (b)	2,000	1,985
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class B, 2.43%, 11/15/24, Callable 9/15/23 @ 100 (b)	3,056	3,054
GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.14%, 11/17/25, Callable 10/15/23 @ 100 (b)	2,969	2,917
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56%, 7/22/24, Callable 12/20/22 @ 100	1,625	1,615
GM Financial Automobile Leasing Trust, Series 2020-3, Class C, 1.11%, 10/21/24, Callable 2/20/23 @ 100	4,464	4,362

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
GM Financial Revolving Receivables Trust, Series 2021-1, Class C, 1.67%, 6/12/34, Callable 9/11/26 @ 100 (b)	$1,000	$908
Golden Credit Card Trust, Series 2021-1A, Class C, 1.74%, 8/15/28 (b)	2,233	2,037
Golden Credit Card Trust, Series 2021-1A, Class B, 1.44%, 8/15/28 (b)	4,500	4,089
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 8/15/28 (b)	5,000	4,575
Golub Capital Partners CLO Ltd., Series 2020-52A, Class A2, 2.86% (LIBOR03M+180bps), 1/20/34, Callable 1/20/23 @ 100 (a)(b)	5,000	4,940
Hertz Vehicle Financing III LP, Series 2021-2A, Class C, 2.52%, 12/27/27 (b)	1,833	1,660
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05%, 12/26/25 (b)	1,667	1,564
Hertz Vehicle Financing LLC, Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100 (b)	3,000	2,969
Hertz Vehicle Financing LLC, Series 2022-2A, Class B, 2.65%, 6/26/28, Callable 6/25/27 @ 100 (b)	1,500	1,369
Hertz Vehicle Financing LLC, Series 2022-2A, Class A, 2.33%, 6/26/28, Callable 6/25/27 @ 100 (b)	3,750	3,425
Hertz Vehicle Financing LLC, Series 2022-2A, Class C, 2.95%, 6/26/28, Callable 6/25/27 @ 100 (b)	3,500	3,169
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 8/20/22 @ 100 (b)	850	851
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 3/20/24 @ 100 (b)	5,180	4,924
HPEFS Equipment Trust, Series 2020-2A, Class C, 2.00%, 7/22/30, Callable 3/20/23 @ 100 (b)	3,400	3,380
HPEFS Equipment Trust, Series 2021-2A, Class D, 1.29%, 3/20/29, Callable 7/20/24 @ 100 (b)	4,531	4,279
HPEFS Equipment Trust, Series 2020-1A, Class C, 2.03%, 2/20/30, Callable 2/20/23 @ 100 (b)	2,851	2,841
JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.01%, 2/26/29, Callable 11/25/24 @ 100 (b)	1,409	1,361
JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.17%, 9/25/28, Callable 9/25/24 @ 100 (b)	2,965	2,901
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 9/25/24 @ 100 (b)	1,482	1,451
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 4/25/24 @ 100 (b)	514	507
JPMorgan Chase Bank NA, Series 2021-2, Class C, 0.97%, 12/26/28, Callable 8/25/24 @ 100 (b)	1,380	1,338
JPMorgan Chase Bank NA, Series 2021-2, Class D, 1.14%, 12/26/28, Callable 8/25/24 @ 100 (b)	816	791
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class D, 2.08%, 1/5/40 (b)	2,700	2,298
Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 10/15/25 @ 100 (b)	2,000	1,953
Master Credit Card Trust, Series 2020-1A, Class B, 2.27%, 9/21/24 (b)	833	829
Master Credit Card Trust, Series 2018-1A, Class C, 3.74%, 7/21/24 (b)	1,750	1,758
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (b)	5,775	5,449
Master Credit Card Trust, Series 2020-1A, Class C, 2.59%, 9/21/24 (b)	2,125	2,107
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28 (b)	1,719	1,618
MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41, Callable 4/20/27 @ 100 (b)	1,020	947
MVW Owner Trust, Series 2018-1A, Class A, 3.45%, 1/21/36, Callable 2/20/24 @ 100 (b)	2,088	2,074
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100 (b)	1,832	1,658
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (b)	6,097	5,471
NP SPE II LLC, Series 2017-1A, Class A2, 4.22%, 10/21/47, Callable 4/20/23 @ 100 (b)	5,875	5,662

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (b)	$4,145	$3,755
NP SPE II LLC, Series 2019-2A, Class A2, 3.10%, 11/19/49 (b)	4,022	3,986
Oscar U.S. Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28, Callable 1/10/25 @ 100 (b)	930	867
Oscar US Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 3/10/26 @ 100 (b)	2,000	1,928
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable 8/15/25 @ 100 (b)	1,637	1,531
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01%, 8/15/25, Callable 12/15/22 @ 100 (b)	5,750	5,754
Progress Residential, Series 2021-SFR4, Class C, 2.04%, 5/17/38 (b)	2,351	2,134
Progress Residential, Series 2021-SFR4, Class D, 2.31%, 5/17/38 (b)	2,500	2,311
Progress Residential Trust, Series 2021-SFR7, Class B, 1.94%, 8/17/40 (b)	3,250	2,781
Progress Residential Trust, Series 2021-SFR3, Class D, 2.29%, 5/17/26 (b)	2,000	1,827
Progress Residential Trust, Series 2021-SFR6, Class D, 2.23%, 7/17/38, Callable 7/17/26 @ 100 (b)	3,000	2,724
Progress Residential Trust, Series 2021-SFR5, Class D, 2.11%, 7/16/26 (b)	2,000	1,829
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 9/15/24 @ 100 (b)	1,395	1,363
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 11/15/23 @ 100 (b)	2,000	2,036
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class D, 2.14%, 12/15/26, Callable 5/15/24 @ 100 (b)	5,000	4,809
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 4/15/26, Callable 5/15/24 @ 100 (b)	2,500	2,398
Santander Drive Auto Receivables Trust, Series 2018-5, Class D, 4.19%, 12/16/24, Callable 10/15/22 @ 100	1,453	1,461
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, 1/15/26, Callable 9/15/23 @ 100	2,000	1,983
Santander Drive Auto Receivables Trust, Series 2018-2, Class D, 3.88%, 2/15/24, Callable 6/15/22 @ 100	430	431
Santander Retail Auto Lease Trust, Series 2019-C, Class C, 2.39%, 11/20/23, Callable 10/20/22 @ 100 (b)	1,782	1,782
Santander Retail Auto Lease Trust, Series 2021-C, Class C, 1.11%, 3/20/26, Callable 6/20/24 @ 100 (b)	1,312	1,226
Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23, Callable 8/20/22 @ 100 (b)	1,460	1,461
SCF Equipment Leasing LLC, Series 1A, Class B, 1.37%, 8/20/29, Callable 1/20/26 @ 100 (b)	500	465
SCF Equipment Leasing LLC, Series 2020-1A, Class C, 2.60%, 8/21/28, Callable 10/20/24 @ 100 (b)	3,800	3,661
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 10/20/24 @ 100 (b)	3,823	3,681
SCF Equipment Leasing LLC, Series 2019-2, Class C, 3.11%, 6/21/27, Callable 12/20/24 @ 100 (b)	6,500	6,332
SLM Student Loan Trust, Series 2012-6, Class B, 1.67% (LIBOR01M+100bps), 4/27/43, Callable 4/25/29 @ 100 (a)	2,500	2,438
SLM Student Loan Trust, Series 2003-14, Class B, 1.73% (LIBOR03M+55bps), 10/25/65, Callable 7/25/29 @ 100 (a)	521	497
Stack Infrastructure Issuer LLC, Series 2019-2A, Class A2, 3.08%, 10/25/44, Callable 4/25/23 @ 100 (b)	2,000	1,934
Synchrony Card Funding LLC, Series 2022-A1, Class A, 3.37%, 4/17/28	2,200	2,202
Synchrony Credit Card Master Note Trust, Series 2017-2, Class C, 3.01%, 10/15/25	1,000	1,003
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	7,583	7,599

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Tesla Auto Lease Trust, Series 2020-A, Class C, 1.68%, 2/20/24, Callable 4/20/23 @ 100 (b)	$2,000	$1,971
Tesla Auto Lease Trust, Series 2019-A, Class B, 2.41%, 12/20/22, Callable 11/20/22 @ 100 (b)	5,000	4,998
Transportation Finance Equipment Trust, Series 2019-1, Class C, 2.19%, 8/23/24, Callable 4/23/23 @ 100 (b)	1,250	1,235
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.86%, 4/17/39 (b)	1,500	1,466
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/29 (b)	9,300	8,609
Trinity Rail Leasing 2022 LLC, Series 2022-1, Class A, 4.55%, 5/20/52 (b)	2,500	2,503
Trinity Rail Leasing LLC, Series 2019-1, Class A, 3.82%, 4/17/49, Callable 4/17/23 @ 100 (b)	3,431	3,433
Trinity Rail Leasing LLC, Series 2021-1A, Class A, 2.26%, 7/19/51, Callable 1/19/24 @ 100 (b)	969	867
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 4/10/25 @ 100 (b)(c)	3,250	3,167
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, 9/15/45, Callable 9/15/25 @ 100 (b)	9,000	8,000
VB S1 Issuer LLC VBTEL, Series 2022-1A, Class C2II, 3.71%, 2/15/52, Callable 2/15/30 @ 100 (b)	4,500	4,126
VB S1 Issuer LLC VBTEL, Series 2022-1A, Class F, 5.27%, 2/15/52, Callable 2/15/26 @ 100 (b)	2,500	2,370
VB-S1 Issuer LLC VBTEL, Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100 (b)	563	532
Verizon Owner Trust, Series 2020-A, Class C, 2.06%, 7/22/24, Callable 4/20/23 @ 100	5,000	4,956
Volvo Financial Equipment LLC, Series 2019-2A, Class A4, 2.14%, 9/16/24, Callable 5/15/23 @ 100 (b)	2,500	2,484
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class D, 3.05% (LIBOR01M+250bps), 2/15/40 (a)(b)	1,364	1,325
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/23, Callable 7/15/22 @ 100 (b)	732	733
Westlake Automobile Receivables Trust, Series 2019-2A, Class D, 3.20%, 11/15/24, Callable 2/15/23 @ 100 (b)	2,550	2,553
World Omni Auto Receivables Trust, Series 2021-C, Class C, 1.06%, 4/17/28, Callable 6/15/24 @ 100	5,000	4,685
World Omni Select Auto Trust, Series 2018-1A, Class D, 4.13%, 1/15/25, Callable 10/15/22 @ 100 (b)	754	755
World Omni Select Auto Trust, Series 2020-A, Class C, 1.25%, 10/15/26, Callable 9/15/23 @ 100	3,750	3,595
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/27, Callable 1/15/24 @ 100	1,250	1,169
Total Asset-Backed Securities (Cost $477,275)		454,449

Collateralized Mortgage Obligations (18.0%)
37 Capital CLO I, Series 2021-1A, Class C, 3.10% (LIBOR03M+225bps), 10/15/34, Callable 10/15/23 @ 100 (a)(b)	2,750	2,669
AB BSL CLO 1 Ltd., Series 2020-1A, Class CR, 3.35% (TSFR3M+250bps), 1/15/35, Callable 1/15/24 @ 100 (a)(b)	3,000	2,984
AB BSL CLO 1 Ltd., Series 2020-1A, Class BR, 2.85% (TSFR3M+200bps), 1/15/35, Callable 1/15/24 @ 100 (a)(b)	3,000	2,989
AB BSL CLO 1 Ltd., Series 2020-1A, Class A2AR, 2.50% (TSFR3M+165bps), 1/15/35, Callable 1/15/24 @ 100 (a)(b)	3,500	3,483
Annisa CLO Ltd., Series 2016-2, Class BR, 2.71% (LIBOR03M+165bps), 7/20/31, Callable 7/20/22 @ 100 (a)(b)	10,000	9,890
AOA Mortgage Trust, Series 2021-1177, Class B, 1.73% (LIBOR01M+117bps), 10/15/36 (a)(b)	3,000	2,892

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
AOA Mortgage Trust, Series 2021-1177, Class D, 2.38% (LIBOR01M+182bps), 10/15/36 (a)(b)	$10,600	$10,288
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class B, 2.56%, 6/15/54, Callable 6/15/31 @ 100 (b)(d)	3,200	2,769
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class C, 3.72%, 5/15/53, Callable 4/15/30 @ 100 (b)(d)	1,500	1,375
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class D, 2.35% (LIBOR01M+180bps), 9/15/32 (a)(b)	3,585	3,475
Aventura Mall Trust, Series 2018-AVM, Class D, 4.25%, 7/5/40 (b)(d)	12,420	10,956
Ballyrock CLO, Series 2020-2A, Class A2R, 2.61% (LIBOR03M+155bps), 10/20/31, Callable 10/20/22 @ 100 (a)(b)	4,000	3,934
Ballyrock CLO 15 Ltd., Series 2021-1A, Class B, 3.09% (LIBOR03M+205bps), 4/15/34, Callable 7/15/23 @ 100 (a)(b)	5,000	4,893
Ballyrock CLO 18 Ltd., Series 2021-18A, Class A2, 1.88% (LIBOR03M+165bps), 1/15/35, Callable 1/15/24 @ 100 (a)(b)	2,750	2,689
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class C, 3.03%, 1/15/32 (b)	5,000	4,573
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.72% (LIBOR01M+105bps), 4/14/33, Callable 4/14/25 @ 100 (a)(b)	12,485	11,957
BANK, Series 2017-BNK4, Class AS, 3.78%, 5/15/50, Callable 3/15/27 @ 100	5,000	4,878
BBCMS Mortgage Trust, Series 2020-BID, Class C, 4.19% (LIBOR01M+364bps), 10/15/37 (a)(b)	5,000	4,988
BBCMS Mortgage Trust, Series 2020-BID, Class D, 5.18% (LIBOR01M+463bps), 10/15/37 (a)(b)	14,600	14,554
BBCMS Mortgage Trust, Series 2020-BID, Class B, 3.09% (LIBOR01M+254bps), 10/15/37 (a)(b)	5,000	4,986
BBCRE Trust, Series 2015-GTP, Class A, 3.97%, 8/10/33, Callable 5/10/25 @ 100 (b)	5,935	5,832
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.21%, 2/11/41, Callable 5/11/22 @ 100 (d)	304	294
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.35%, 12/15/61, Callable 11/15/29 @ 100	5,000	4,692
Benchmark Mortgage Trust, Series 2021-B25, Class 300D, 3.09%, 4/15/54, Callable 4/15/30 @ 100 (b)(d)	2,417	1,962
BPR Trust, Series 2021-TY, Class D, 2.90% (LIBOR01M+235bps), 9/15/38 (a)(b)	5,688	5,482
BPR Trust, Series 2022-OANA, Class D, 4.05% (TSFR1M+370bps), 4/15/37 (a)(b)	9,500	9,469
BPR Trust, Series 2022-OANA, Class A, 2.25% (TSFR1M+190bps), 4/15/37 (a)(b)	4,500	4,478
BPR Trust, Series 2021-TY, Class B, 1.70% (LIBOR01M+115bps), 9/15/38 (a)(b)	750	715
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B, 3.66%, 3/9/44 (b)(d)	5,000	4,579
BX Commercial Mortgage Trust, Series 2021-SOAR, Class D, 1.96% (LIBOR01M+140bps), 6/15/38 (a)(b)	2,305	2,231
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 2.00% (LIBOR01M+145bps), 10/15/36 (a)(b)	3,400	3,370
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 1.63% (LIBOR01M+108bps), 10/15/36 (a)(b)	7,766	7,723
BX Commercial Mortgage Trust, Series 2021-VIVA, Class D, 3.67%, 3/11/44 (b)(d)	5,000	4,350
BX Commercial Mortgage Trust, Series 2020-VIV4, Class X, 0.70%, 11/10/42 (b)(d)(f)	144,200	6,661
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 1.50% (LIBOR01M+85bps), 9/15/36 (a)(b)	1,500	1,457
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 1.80% (LIBOR01M+125bps), 10/15/36 (a)(b)	6,800	6,753

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
BX Mortgage Trust, Series 2021-PAC, Class B, 1.45% (LIBOR01M+90bps), 10/15/36 (a)(b)	$3,250	$3,134
BX Trust, Series 2021-ARIA, Class D, 2.45% (LIBOR01M+190bps), 10/15/36 (a)(b)	3,000	2,907
BXP Trust, Series 2021-601L, Class D, 2.87%, 1/15/44 (b)(d)	4,000	3,015
BXP Trust, Series 2021-601L, Class B, 2.87%, 1/15/44 (b)(d)	4,995	4,191
BXP Trust, Series 2021-601L, Class C, 2.87%, 1/15/44 (b)(d)	3,750	2,950
CAMB Commercial Mortgage Trust, Series 2021-CX2, Class A, 2.70%, 11/10/46, Callable 11/10/31 @ 100 (b)	2,500	2,214
CHT Mortgage Trust, Series 2017-CSMO, Class E, 3.55% (LIBOR01M+300bps), 11/15/36 (a)(b)	22,867	22,636
CHT Mortgage Trust, Series 2017-CSMO, Class D, 2.80% (LIBOR01M+225bps), 11/15/36 (a)(b)	20,250	20,080
CHT Mortgage Trust, Series 2017-CSMO, Class C, 2.05% (LIBOR01M+150bps), 11/15/36 (a)(b)	7,000	6,961
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class D, 4.90%, 1/10/36 (b)(d)	1,250	1,234
Citigroup Commercial Mortgage Trust, Series 2020-555, Class B, 2.83%, 12/10/41 (b)	4,000	3,495
Citigroup Commercial Mortgage Trust, Series 2020-555, Class D, 3.23%, 12/10/41 (b)	5,000	4,093
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class D, 4.35%, 5/10/36 (b)	1,850	1,881
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, 5/10/36 (b)	3,750	3,757
Columbia Cent CLO 29 Ltd., Series 2020-29A, Class BR, 2.76% (LIBOR03M+170bps), 10/20/34, Callable 10/20/23 @ 100 (a)(b)	3,000	2,931
COMM Mortgage Trust, Series 2013-CCRE11, Class AM, 4.71%, 8/10/50, Callable 9/10/23 @ 100 (d)	5,000	5,066
COMM Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, 2/10/37, Callable 2/10/25 @ 100 (b)	2,660	2,554
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.46%, 7/10/50, Callable 6/10/25 @ 100 (d)	3,399	3,344
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 2/10/37, Callable 2/10/25 @ 100 (b)	9,700	9,211
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100 (b)	13,000	11,196
COMM Mortgage Trust, Series 2014-277P, Class A, 3.73%, 8/10/49, Callable 8/10/24 @ 100 (b)(d)	9,500	9,395
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 5/10/25 @ 100 (d)	3,000	2,983
CSMC Trust, Series 2019-UVIL, Class C, 3.39%, 12/15/41 (b)(d)	5,000	4,314
CSMC Trust, Series 2020-West, Class A, 3.04%, 2/15/35, Callable 2/15/30 @ 100 (b)	2,500	2,255
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (b)	5,000	4,667
DBJPM Mortgage Trust, Series 2016-SFC, Class B, 3.24%, 8/10/36, Callable 8/10/26 @ 100 (b)	2,500	2,342
Extended Stay America Trust, Series 2021-ESH, Class D, 2.81% (LIBOR01M+225bps), 7/15/38 (a)(b)	4,472	4,396
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, 1.99% (LIBOR03M+95bps), 4/17/31, Callable 7/17/22 @ 100 (a)(b)	3,500	3,469
Flatiron CLO 20 Ltd., Series 2020-1A, Class B, 2.23% (LIBOR03M+175bps), 11/20/33, Callable 11/20/22 @ 100 (a)(b)	750	738
Flatiron RR CLO 22 LLC, Series 2021-2A, Class B, 2.64% (LIBOR03M+160bps), 10/15/34, Callable 10/15/23 @ 100 (a)(b)	3,000	2,932
Freddie Mac Multifamily Structured Pass Through Certificates, Series K023, Class X1, 1.32%, 8/25/22, Callable 5/25/22 @ 100 (d)(f)	56,695	116
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.64%, 12/25/49, Callable 11/25/23 @ 100 (b)(d)	7,000	6,944

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Golub Capital Partners 48 LP, Series 2020-48A, Class B1, 2.84% (LIBOR03M+180bps), 4/17/33, Callable 7/17/22 @ 100 (a)(b)	$4,350	$4,280
Golub Capital Partners CLO Ltd., Series 2020-52A, Class C, 3.86% (LIBOR03M+280bps), 1/20/34, Callable 1/20/23 @ 100 (a)(b)	3,500	3,435
GS Mortgage Securities Corp. Trust, Series 2020-UPTN, Class B, 2.95%, 12/10/39, Callable 2/10/25 @ 100 (b)	1,735	1,649
GS Mortgage Securities Trust, Series 2019-GSA1, Class AS, 3.34%, 11/10/52, Callable 10/10/29 @ 100	5,000	4,704
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/52, Callable 10/10/29 @ 100	4,000	3,750
Hilton USA Trust, Series 2016-HHV, Class B, 4.33%, 11/5/38 (b)(d)	4,650	4,525
Hilton USA Trust, Series 2016-HHV, Class C, 4.33%, 11/5/38 (b)(d)	824	790
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (b)	6,924	6,658
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.56%, 7/10/39 (b)(d)	9,457	8,520
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100 (b)	3,020	2,871
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A, 3.04%, 12/10/41 (b)(d)	4,500	4,152
Hudson Yards Mortgage Trust, Series 2019-55HY, Class D, 3.04%, 12/10/41 (b)(d)	10,672	9,223
Hudson Yards Mortgage Trust, Series 2019-30HY, Class A, 3.23%, 7/10/39 (b)	1,245	1,172
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class A, 3.95%, 3/15/32 (b)(d)	2,500	2,263
Jackson Park Trust, Series 2019-LIC, Class A, 2.77%, 10/14/39 (b)	5,000	4,483
Jackson Park Trust, Series 2019-LIC, Class C, 3.13%, 10/14/39 (b)(d)	5,000	4,223
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.67%, 12/15/47, Callable 2/15/23 @ 100 (d)	2,250	2,249
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class C, 4.21%, 1/15/46, Callable 7/15/23 @ 100 (d)	468	468
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class XA, 0.15%, 1/5/40 (b)(d)(f)	226,300	1,194
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class D, 3.91%, 6/5/39, Callable 6/5/29 @ 100 (b)(d)	2,000	1,819
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.24%, 12/15/47, Callable 2/15/23 @ 100 (d)	3,045	3,027
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class C, 3.75%, 6/5/39, Callable 6/5/29 @ 100 (b)(d)	1,614	1,502
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class XA, 1.94%, 10/15/45, Callable 8/15/22 @ 100 (d)(f)	12,283	18
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 2.35% (LIBOR01M+180bps), 5/15/36 (a)(b)	2,500	2,474
LCM Ltd., Series 2032A, Class B, 2.76% (LIBOR03M+170bps), 7/20/34, Callable 7/20/23 @ 100 (a)(b)	2,500	2,461
LCM Ltd., Series 36A, Class A2, 1.65% (LIBOR03M+140bps), 1/15/34, Callable 1/15/24 @ 100 (a)(b)	3,000	2,959
Life BMR Mortgage Trust, Series 2021-BMR, Class D, 1.95% (LIBOR01M+140bps), 3/15/38 (a)(b)	4,423	4,261
Magnetite Ltd., Series 2015-12A, Class BRRA, 2.64% (LIBOR03M+160bps), 10/15/31, Callable 7/15/22 @ 100 (a)(b)	3,240	3,200
Manhattan West, Series 2020-1MW, Class D, 2.41%, 9/10/40 (b)(d)	4,250	3,711
Manhattan West, Series 2020-1MW, Class C, 2.41%, 9/10/40 (b)(d)	5,000	4,443
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40 (b)	5,000	4,512
MHC Commercial Mortgage Trust, Series MHC, Class D, 2.15% (LIBOR01M+160bps), 4/15/26 (a)(b)	2,000	1,943
MHC Trust, Series 2021-MHC2, Class D, 2.05% (LIBOR01M+150bps), 5/15/23 (a)(b)	1,900	1,833

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
MHP, Series 2022-MHIL, Class D, 2.12% (SOFR30A+161bps), 1/15/27 (a)(b)	$2,500	$2,413
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class XA, 1.72%, 11/15/45, Callable 6/15/22 @ 100 (b)(d)(f)	15,890	21
Morgan Stanley Capital I Trust, Series 2017-CLS, Class C, 1.55% (LIBOR01M+100bps), 11/15/34 (a)(b)	3,245	3,218
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class C, 2.81%, 11/9/31, Callable 5/9/31 @ 100 (b)	2,750	2,246
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, 3.15% (LIBOR01M+260bps), 11/15/34 (a)(b)	4,000	3,950
Morgan Stanley Capital I Trust, Series 2017-CLS, Class E, 2.50% (LIBOR01M+195bps), 11/15/34 (a)(b)	8,215	8,132
Morgan Stanley Eaton Vance CLO, Series 2021-1A, Class B, 2.83% (LIBOR03M+165bps), 10/20/34, Callable 10/23/23 @ 100 (a)(b)	2,500	2,447
Mountain View CLO Ltd., Series 2013-1A, Class CRR, 3.21% (LIBOR03M+220bps), 10/12/30, Callable 7/12/22 @ 100 (a)(b)	4,000	3,859
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 2.90% (TSFR1M+239bps), 3/15/39 (a)(b)	3,000	2,978
Neuberger Berman Loan Advisers CLO 44 Ltd., Series 2021-44A, Class B, 2.64% (LIBOR03M+160bps), 10/16/34, Callable 10/16/23 @ 100 (a)(b)	2,500	2,456
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-29A, Class B2, 4.60%, 10/19/31, Callable 7/19/22 @ 100 (b)	5,000	4,967
Oaktree CLO Ltd., Series 2022-1A, Class B, 3.06% (TSFR3M+195bps), 5/15/33 (a)(b)	1,667	1,663
Octagon 57 Ltd., Series 2021-1A, Class B1, 2.69% (LIBOR03M+165bps), 10/15/34, Callable 10/15/23 @ 100 (a)(b)	3,000	2,967
Octagon Investment Partners 48 Ltd., Series 2020-3A, Class BR, 2.66% (LIBOR03M+160bps), 10/20/34, Callable 10/20/23 @ 100 (a)(b)	1,200	1,178
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/13/49 (b)	11,040	9,880
One New York Plaza Trust, Series 2020-1NYP, Class A, 1.50% (LIBOR01M+95bps), 1/15/26 (a)(b)	2,625	2,582
ONE PARK Mortgage Trust, Series 2021-PARK, Class D, 2.05% (LIBOR01M+150bps), 3/15/36 (a)(b)	5,000	4,839
Palmer Square Loan Funding Ltd., Series 2020-4A, Class B, 2.80% (LIBOR03M+230bps), 11/25/28, Callable 5/25/22 @ 100 (a)(b)	5,000	5,000
Palmer Square Loan Funding Ltd., Series 2020-1A, Class B, 2.38% (LIBOR03M+190bps), 2/20/28, Callable 5/20/22 @ 100 (a)(b)	2,000	1,988
Palmer Square Loan Funding Ltd., Series 2019-4, Class A2, 2.78% (LIBOR03M+160bps), 10/24/27, Callable 7/24/22 @ 100 (a)(b)	4,500	4,501
Palmer Square Loan Funding Ltd., Series 2019-3, Class B, 2.58% (LIBOR03M+210bps), 8/20/27, Callable 5/20/22 @ 100 (a)(b)	5,000	4,989
Palmer Square Loan Funding Ltd., Series 2019-4A, Class B, 3.28% (LIBOR03M+210bps), 10/24/27, Callable 7/24/22 @ 100 (a)(b)	5,000	5,019
Palmer Square Loan Funding, Ltd., Series 2022-2A, Class A2, 10/15/30 (a)(b)(e)(g)	3,000	2,997
Race Point CLO Ltd., Series 2016-10A, Class B1R, 2.83% (LIBOR03M+165bps), 7/25/31, Callable 7/25/22 @ 100 (a)(b)	5,000	4,937
SLG Office Trust, Series 2021-OVA, Class C, 2.85%, 7/15/41 (b)	4,000	3,407
SLG Office Trust, Series 2021-OVA, Class B, 2.71%, 7/15/41 (b)	4,000	3,444
SMRT, Series 2022-MINI, Class E, 3.22% (SOFR30A+270bps), 1/15/24 (a)(b)	2,000	1,947
Sound Point CLO XVIII Ltd., Series 2017-4A, Class B, 2.86% (LIBOR03M+180bps), 1/21/31, Callable 7/20/22 @ 100 (a)(b)	1,000	945
SREIT Trust, Series 2021-MFP2, Class D, 2.12% (LIBOR01M+157bps), 11/15/36 (a)(b)	1,000	972
Stewart Park CLO Ltd., Series 2015-1A, Class A2R, 2.29% (LIBOR03M+125bps), 1/15/30, Callable 7/15/22 @ 100 (a)(b)	2,000	1,976
Stratus CLO Ltd., Series 2021-3A, Class B, 2.61% (LIBOR03M+155bps), 12/29/29 (a)(b)	2,259	2,232

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class B1, 1.30% (LIBOR01M+50bps), 7/19/35, Callable 5/19/22 @ 100 (a)	$763	$760
SUMIT Mortgage Trust, Series 2022-BVUE, Class D, 2.99%, 2/12/41, Callable 2/12/29 @ 100 (b)(d)	1,636	1,411
TIAA CLO IV Ltd., Series 2018-1A, Class A2, 2.76% (LIBOR03M+170bps), 1/20/32, Callable 7/20/22 @ 100 (a)(b)	5,000	4,935
TRESTLES CLO Ltd., Series 2021-4A, Class B2, 2.72%, 7/21/34, Callable 7/21/23 @ 100 (b)	1,000	865
Trimaran Cavu Ltd., Series 2021-2A, Class B1, 2.93% (LIBOR03M+175bps), 10/25/34, Callable 10/25/23 @ 100 (a)(b)	2,500	2,441
Trimaran Cavu Ltd., Series 2021-3A, Class C1, 3.51% (LIBOR03M+247bps), 1/18/35, Callable 1/18/24 @ 100 (a)(b)	5,000	4,849
Trimaran Cavu Ltd., Series 2019-1A, Class A2, 2.96% (LIBOR03M+190bps), 7/20/32, Callable 7/20/22 @ 100 (a)(b)	7,000	6,937
TTAN, Series 2021-MHC, Class D, 2.31% (LIBOR01M+180bps), 3/15/38 (a)(b)	1,795	1,741
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A, 2.13%, 10/10/42 (b)	3,000	2,561
Voya CLO, Series 2017-4A, Class A2, 2.29% (LIBOR03M+125bps), 10/15/30, Callable 7/15/22 @ 100 (a)(b)	2,000	1,980
Voya CLO, Series 2020-2A, Class A2R, 2.44% (LIBOR03M+140bps), 7/19/34, Callable 7/19/23 @ 100 (a)(b)	4,000	3,966
Voya CLO Ltd., Series 2015-3A, Class BR, 3.26% (LIBOR03M+220bps), 10/20/31, Callable 7/20/22 @ 100 (a)(b)	1,250	1,195
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.65%, 9/15/57, Callable 9/15/25 @ 100 (d)	2,000	1,984
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class AS, 3.11%, 6/15/53, Callable 3/15/30 @ 100	2,000	1,841
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.19%, 7/17/36 (b)(d)	4,200	4,132
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class B, 4.22%, 12/15/48 (d)	5,000	4,903
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class AS, 3.97%, 12/15/48	3,500	3,460
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class XA, 1.62%, 12/15/45, Callable 12/15/22 @ 100 (b)(d)(f)	53,892	161
Total Collateralized Mortgage Obligations (Cost $638,759)		605,715

Preferred Stocks (0.5%)
Consumer Staples (0.3%):
CHS, Inc., cumulative redeemable, Series 2, 7.10% (LIBOR03M+429bps) (a)(h)	400,000	10,580

Financials (0.2%):
Citigroup Capital, 7.60% (LIBOR03M+637bps), 10/30/40 (a)	87,500	2,372
U.S. Bancorp, non-cumulative, Series A, 3.50% (LIBOR03M+102bps) (a)(h)	5,000	3,925
		6,297
Total Preferred Stocks (Cost $15,932)		16,877

Senior Secured Loans (3.5%)
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 5.81% (LIBOR03M+475bps), 4/20/28 (a)	6,000	6,102
Academy Ltd., Refinancing Term Loans, First Lien, 4.50% (LIBOR01M+375bps), 11/6/27 (a)	371	366
Air Canada, Term Loan, First Lien, 4.25% (LIBOR06M+350bps), 7/27/28 (a)	1,000	989

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Alterra Mountain Co., Facility 2028 Term Loan B, First Lien, 4.00% (LIBOR01M+350bps), 8/17/28 (a)	$1,955	$1,939
AssuredPartners, Inc., 2021 Term Loan, First Lien, 4.00% (LIBOR01M+350bps), 2/13/27 (a)	2,948	2,903
Asurion LLC, New B-9 Term Loans, First Lien, 3.71% (LIBOR01M+325bps), 7/29/27 (a)	990	966
Bausch Health Cos., Inc., Term B, First Lien, 1/27/27 (g)(i)	1,500	1,449
Berlin Packaging LLC, Tranche B-4 Term Loans, First Lien, 3.75% (LIBOR03M+325bps), 3/5/28 (a)	495	487
Blackstone CQP Holdco LP, Initial Term Loans, First Lien, 4.76% (LIBOR03M+375bps), 5/26/28 (a)	993	989
Buckeye Partners LP, 2021 Tranche B-1 Refinancing Term Loan, First Lien, 2.71% (LIBOR01M+225bps), 11/1/26 (a)	1,461	1,450
Churchill Downs, Inc., Term B-1 Facility Loan, First Lien, 2.46% (LIBOR01M+200bps), 3/17/28 (a)	1,496	1,477
Cincinnati Bell, Inc., Term B2, First Lien, 3.90% (SOFR03M+325bps), 11/17/28 (a)	499	496
CITGO Petroleum Corp., 2019 Incremental Term B Loans, First Lien, 7.25% (LIBOR01M+625bps), 3/22/24 (a)	1,415	1,409
ClubCorp Holdings, Inc., Term B Loans, First Lien, 3.76% (LIBOR03M+275bps), 9/18/24 (a)	2	2
Delta Air Lines, Inc. and Skymiles IP Ltd., Initial Term Loan, First Lien, 4.75% (LIBOR03M+375bps), 9/16/27 (a)	16,000	16,513
Directv Financing LLC, Closing Date Term Loans, First Lien, 5.75% (LIBOR01M+500bps), 2/8/27 (a)	5,253	5,226
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 4.50% (SOFR01M+400bps), 1/27/29 (a)	1,500	1,492
Flex Acquisition Co., Inc., 3/2/28 (g)(i)	2,000	1,991
Flex Acquisition Co., Inc., 6/29/25 (g)(i)	1,746	1,742
Foundation Building Materials, Initial Term Loans, First Lien, 3.75% (LIBOR03M+325bps), 1/29/28 (a)	496	478
Freeport LNG Investments, LLLP, Initial Term B Loan, First Lien, 4.56% (LIBOR03M+350bps), 11/17/28 (a)	989	983
Graham Packaging Co., Inc., New Term Loans, First Lien, 3.75% (LIBOR01M+300bps), 8/4/27 (a)	465	455
Great Outdoors Group LLC, Term B1, First Lien, 4.50% (LIBOR01M+375bps), 3/5/28 (a)	988	976
H-Food Holdings LLC, 2020 Incremental Term B-3 Loan, First Lien, 6.00% (LIBOR01M+500bps), 5/31/25 (a)	492	478
H-Food Holdings LLC, Initial Term Loan, First Lien, 4.14% (LIBOR01M+369bps), 5/31/25 (a)	1,413	1,349
Hilton Grand Vacations Borrower LLC, Initial Term Loan, First Lien, 3.50% (LIBOR01M+300bps), 8/2/28 (a)	1,080	1,075
Hub International Ltd., B-3 Incremental Term Loans, First Lien, 4.35% (LIBOR03M+325bps), 4/25/25 (a)	3,387	3,367
IRB Holding Corp., Term Loan B, First Lien, 3.60% (SOFR03M+300bps), 12/15/27 (a)	2,969	2,924
Kronos Acquisition Holdings, Inc., Tranche B-1 Term Loans, First Lien, 4.25% (LIBOR01M+375bps), 12/22/26 (a)	1	1
Kronos Acquisition Holdings, Inc., Tranche B-1 Term Loans, First Lien, 4.25% (LIBOR03M+375bps), 12/22/26	3	2
Lumen Technologies, Inc., Term B Loans, First Lien, 2.71% (LIBOR01M+225bps), 3/15/27 (a)	427	408
Medline Borrower LP, Initial Dollar Term Loans, First Lien, 3.75% (LIBOR01M+325bps), 10/21/28 (a)	3,000	2,947
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 6.25% (LIBOR03M+525bps), 6/20/27 (a)	16,000	16,580
MoneyGram International, Inc., Term Loan, First Lien, 7/21/26 (g)(i)	2,493	2,479
Oculus Acquisition Corp., Initial Term Loan, First Lien, 4.25% (LIBOR06M+350bps), 11/8/27 (a)	1,987	1,964

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Osmosis Buyer Limited, Term Loan B, First Lien, 7/30/28 (g)(i)	$1,630	$1,603
Osmosis Buyer Ltd., DD, First Lien, 7/30/28 (g)(i)(n)	370	364
Osmosis Debt Merger Sub, Inc., Initial Term B Loans, First Lien, 4.25% (LIBOR01M+375bps), 7/30/28 (a)(g)	111	109
Pactiv Evergreen Group Holdings, Inc., Tranche B-3 US Term Loans, First Lien, 4.00% (LIBOR01M+350bps), 9/17/28 (a)	995	969
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 4.26% (LIBOR03M+325bps), 2/25/28 (a)	2,977	2,946
Polaris Newco LLC, Dollar Term Loan, First Lien, 4.50% (LIBOR01M+400bps), 4/6/28 (a)	1,244	1,229
Proofpoint, Inc., Initial Term Loans, First Lien, 3.76% (LIBOR03M+325bps), 8/31/28 (a)	1,496	1,471
Reynolds Consumer Products. Inc., Initial Term Loan, First Lien, 1.92% (LIBOR01M+175bps), 2/4/27 (a)(g)	1,496	1,471
Scientific Games International, Inc., Initial Term B Loans, First Lien, 3.57% (SOFR01M+300bps), 4/16/29 (a)	500	497
Sophia LP, Term Loan B, First Lien, 4.26% (LIBOR03M+325bps), 10/7/27 (a)	988	975
Sotheby's, 2021 2nd Refin Term Loan, First Lien, 5.54% (LIBOR03M+450bps), 1/15/27 (a)	5,456	5,441
Sunshine Luxembourg VII Sarl, Facility B3 Commitments, First Lien, 4.76% (LIBOR03M+375bps), 10/2/26 (a)	432	428
The E.W. Scripps Co., Term Loan B3, First Lien, 3.75% (LIBOR01M+300bps), 12/15/27 (a)	831	827
TricorBraun Holdings, Inc., Closing Date Initial Term Loans, First Lien, 3.75% (LIBOR01M+325bps), 3/3/28 (a)	1,489	1,456
UKG, Inc., Incremental Term Loans, First Lien, 4.21% (LIBOR03M+325bps), 5/3/26 (a)	984	973
Virtus Investment Partners, Inc., Initial Term Loans, First Lien, 2.70% (LIBOR01M+225bps), 9/18/28 (a)	498	486
Walker & Dunlop, Inc., Term Loan B, First Lien, 2.75% (SOFR06M+225bps), 12/16/28 (a)	1,995	1,985
Weber-Stephen Products LLC, Initial Term B Loans, First Lien, 4.00% (LIBOR01M+325bps), 10/30/27 (a)	811	786
Whatabrands LLC, Initial Term B Loans, First Lien, 3.75% (LIBOR01M+325bps), 7/21/28 (a)	7,481	7,393
Total Senior Secured Loans (Cost $116,045)		115,863

Corporate Bonds (31.3%)
Communication Services (1.7%):
AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	3,500	3,446
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 2/1/31, Callable 7/1/25 @ 102.13 (b)	1,000	844
4.25%, 1/15/34, Callable 1/15/28 @ 102.13 (b)	8,500	6,755
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 1/15/29, Callable 11/15/28 @ 100	1,000	852
4.40%, 4/1/33, Callable 1/1/33 @ 100	5,000	4,565
5.25%, 4/1/53, Callable 10/1/52 @ 100	1,500	1,313
Comcast Corp.
4.20%, 8/15/34, Callable 2/15/34 @ 100	4,000	3,916
2.89%, 11/1/51, Callable 5/1/51 @ 100 (b)	1,250	923
CSC Holdings LLC, 3.38%, 2/15/31, Callable 2/15/26 @ 101.69 (b)	2,000	1,561
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38 (b)	3,590	3,123
Lamar Media Corp., 3.63%, 1/15/31, Callable 1/15/26 @ 101.81	4,859	4,231
Netflix, Inc., 4.88%, 6/15/30, Callable 3/15/30 @ 100 (b)(j)	6,000	5,869
Sprint Spectrum Co. LLC, 5.15%, 9/20/29, Callable 3/20/27 @ 100 (b)	2,000	2,064
T-Mobile USA, Inc., 3.50%, 4/15/31, Callable 4/15/26 @ 101.75 (b)	17,291	15,326
Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	3,000	2,604

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable 6/6/22 @ 100 (b)	$1,500	$1,310
		58,702
Consumer Discretionary (3.3%):
Asbury Automotive Group, Inc.
4.63%, 11/15/29, Callable 11/15/24 @ 102.31 (b)(j)	1,750	1,577
4.75%, 3/1/30, Callable 3/1/25 @ 102.38	4,000	3,586
AutoNation, Inc.
2.40%, 8/1/31, Callable 5/1/31 @ 100	4,000	3,234
3.85%, 3/1/32, Callable 12/1/31 @ 100	5,250	4,731
Caesars Entertainment, Inc., 4.63%, 10/15/29, Callable 10/15/24 @ 102.31 (b)(j)	2,010	1,735
Choice Hotels International, Inc., 3.70%, 1/15/31, Callable 10/15/30 @ 100	4,000	3,662
Churchill Downs, Inc., 4.75%, 1/15/28, Callable 1/15/23 @ 102.38 (b)	3,000	2,809
Dollar Tree, Inc., 2.65%, 12/1/31, Callable 9/1/31 @ 100	1,750	1,490
GSK Consumer Healthcare Capital US LLC, 3.63%, 3/24/32, Callable 12/24/31 @ 100 (b)	3,000	2,823
Hilton Domestic Operating Co., Inc., 3.63%, 2/15/32, Callable 8/15/26 @ 101.81 (b)	8,930	7,573
Kohl's Corp., 3.38%, 5/1/31, Callable 2/1/31 @ 100 (j)	5,000	4,744
Lithia Motors, Inc., 3.88%, 6/1/29, Callable 6/1/24 @ 101.94 (b)(j)	6,800	6,177
Magallanes, Inc.
4.28%, 3/15/32, Callable 12/15/31 @ 100 (b)	5,000	4,655
5.05%, 3/15/42, Callable 9/15/41 @ 100 (b)	2,852	2,600
5.14%, 3/15/52, Callable 9/15/51 @ 100 (b)	3,250	2,907
Marriott International, Inc., 3.50%, 10/15/32, Callable 7/15/32 @ 100 (c)	9,000	8,040
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29, Callable 6/15/24 @ 102.25 (b)	2,450	2,184
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (b)(c)	1,112	981
Nordstrom, Inc., 4.25%, 8/1/31, Callable 5/1/31 @ 100 (j)	7,370	6,301
NVR, Inc., 3.00%, 5/15/30, Callable 11/15/29 @ 100 (c)	1,000	892
PulteGroup, Inc., 6.00%, 2/15/35	1,000	1,043
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100 (b)	13,000	11,052
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100 (b)(j)	4,350	3,797
Sonic Automotive, Inc., 4.88%, 11/15/31, Callable 11/15/26 @ 102.44 (b)(j)	7,415	6,326
Sotheby's, 7.38%, 10/15/27, Callable 10/15/22 @ 103.69 (b)	4,125	4,065
Starbucks Corp., 3.50%, 11/15/50, Callable 5/15/50 @ 100 (j)	1,500	1,200
Toll Brothers Finance Corp., 3.80%, 11/1/29, Callable 8/1/29 @ 100	4,187	3,798
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100	2,750	2,235
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100	1,445	1,346
Volkswagen Group of America Finance LLC, 3.75%, 5/13/30 (b)	4,000	3,787
		111,350
Consumer Staples (0.7%):
7 Eleven, Inc., 2.80%, 2/10/51, Callable 8/2/50 @ 100 (b)	3,500	2,414
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42 (c)	4,000	3,382
BAT Capital Corp., 3.73%, 9/25/40, Callable 3/25/40 @ 100	4,000	2,982
JBS Finance Luxembourg Sarl, 2.50%, 1/15/27, Callable 12/15/26 @ 100 (b)	3,500	3,165
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32, Callable 2/15/32 @ 100 (b)	4,500	3,778
Kraft Heinz Foods Co., 5.00%, 6/4/42	2,750	2,643
Pilgrim's Pride Corp., 3.50%, 3/1/32, Callable 9/1/26 @ 101.75 (b)	250	212
Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25 (b)	500	417

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Smithfield Foods, Inc., 2.63%, 9/13/31, Callable 6/13/31 @ 100 (b)	$1,000	$827
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100	2,167	1,862
Unilever Capital Corp., 2.63%, 8/12/51, Callable 2/12/51 @ 100	3,000	2,234
		23,916
Energy (2.0%):
Boardwalk Pipelines LP
4.45%, 7/15/27, Callable 4/15/27 @ 100	1,000	991
3.40%, 2/15/31, Callable 11/15/30 @ 100 (c)	3,000	2,655
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (b)	4,727	4,179
Diamondback Energy, Inc., 3.13%, 3/24/31, Callable 12/24/30 @ 100	2,000	1,785
Energy Transfer Operating LP, 3.33% (LIBOR03M+302bps), 11/1/66, Callable 6/6/22 @ 100 (a)	2,000	1,644
Enterprise Products Operating LLC, 3.30%, 2/15/53, Callable 8/15/52 @ 100	3,000	2,253
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100 (b)	3,333	3,123
Helmerich & Payne, Inc., 2.90%, 9/29/31, Callable 6/29/31 @ 100 (b)(j)	2,500	2,173
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (b)	4,142	4,128
Magellan Midstream Partners LP, 5.15%, 10/15/43, Callable 4/15/43 @ 100 (c)	8,405	8,206
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	1,000	919
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (b)(c)	15,000	14,537
Mplx, LP, 4.95%, 3/14/52, Callable 9/14/51 @ 100	3,000	2,745
Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	4,455	4,426
Parsley Energy LLC/Parsley Finance Corp., 5.63%, 10/15/27, Callable 10/15/22 @ 102.81 (b)(c)	3,000	2,963
Sabal Trail Transmission LLC, 4.68%, 5/1/38, Callable 11/1/37 @ 100 (b)	3,000	2,991
Transocean Pontus Ltd., 6.13%, 8/1/25, Callable 6/7/22 @ 104.59 (b)	410	404
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69 (b)	6,500	6,497
		66,619
Financials (8.8%):
Alleghany Corp., 3.63%, 5/15/30, Callable 2/15/30 @ 100 (c)	3,000	2,882
Ares Finance Co. IV LLC, 3.65%, 2/1/52, Callable 8/1/51 @ 100 (b)	1,500	1,144
Associated Bancorp, 4.25%, 1/15/25, Callable 10/15/24 @ 100	5,000	5,036
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100	3,000	2,445
Athene Global Funding, 2.67%, 6/7/31 (b)	6,000	5,062
Bank of America Corp.
2.30% (SOFR+122bps), 7/21/32, Callable 7/21/31 @ 100 (a)	6,000	4,960
3.85%, 3/8/37, Callable 3/8/32 @ 100	6,000	5,352
BankUnited, Inc.
4.88%, 11/17/25, Callable 8/17/25 @ 100	3,000	3,097
5.13%, 6/11/30, Callable 3/11/30 @ 100	2,000	1,973
BlackRock, Inc., 2.10%, 2/25/32, Callable 11/25/31 @ 100	3,000	2,535
Blackstone Holdings Finance Co. LLC, 2.55%, 3/30/32, Callable 12/30/31 @ 100 (b)	3,000	2,578
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100 (b)	2,308	2,029
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100 (b)(c)	7,000	5,614
BOKF Merger Corp., 5.63% (LIBOR03M+317bps), 6/25/30, Callable 6/25/25 @ 100 (a)	4,750	4,866
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100	1,667	1,597
Cadence Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (a)	4,286	4,223
Capital One Financial Corp., 2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100 (a)(c)	5,000	4,013

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Charles Schwab Corp. The, 5.38%, Callable 6/1/25 @ 100 (h)	$2,750	$2,771
Citizens Financial Group, Inc., 2.64%, 9/30/32, Callable 7/2/32 @ 100	5,500	4,554
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable 6/1/31 @ 100 (a)(b)	978	854
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 (c)	2,000	2,015
F&G Global Funding, 2.00%, 9/20/28 (b)	1,000	861
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100 (b)	3,000	2,819
Fifth Third Bancorp, 4.34%, 4/25/33, Callable 4/25/32 @ 100	2,826	2,818
First Citizens BancShares, Inc., 3.38% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (a)	3,000	2,906
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	3,000	3,226
First Midwest Bancorp, Inc., 5.88%, 9/29/26, Callable 8/29/26 @ 100	5,000	5,337
FNB Corp., 2.20%, 2/24/23, Callable 1/24/23 @ 100	1,175	1,162
Fulton Financial Corp., 4.50%, 11/15/24	4,759	4,784
Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100 (b)	2,000	1,681
Global Atlantic Fin Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (b)	6,472	6,051
Hilltop Holdings, Inc., 5.00%, 4/15/25, Callable 1/15/25 @ 100	5,000	5,025
HUB International Ltd., 5.63%, 12/1/29, Callable 12/1/24 @ 102.81 (b)	1,400	1,282
Huntington Bancshares, Inc., 2.49%, 8/15/36, Callable 8/15/31 @ 100 (b)	7,176	5,951
ILFC E-Capital Trust I, 4.05%, 12/21/65, Callable 6/6/22 @ 100 (b)	6,225	4,865
JPMorgan Chase & Co., 2.96% (SOFR+252bps), 5/13/31, Callable 5/13/30 @ 100 (a)(c)	22,601	19,876
KeyBank NA, 3.90%, 4/13/29	3,000	2,906
KeyCorp Capital II, 6.88%, 3/17/29	750	828
KKR Group Finance Co. X LLC, 3.25%, 12/15/51, Callable 6/15/51 @ 100 (b)(j)	1,000	752
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (b)	3,000	2,648
Lincoln National Corp., 2.83% (LIBOR03M+236bps), 5/17/66, Callable 8/11/26 @ 100 (a)	5,018	4,250
Main Street Capital Corp., 3.00%, 7/14/26, Callable 6/14/26 @ 100	3,000	2,731
MB Financial Bank NA, 4.00% (LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (a)	7,717	7,779
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	5,350	5,343
MetLife, Inc., 9.25%, 4/8/68, Callable 4/8/33 @ 100 (b)(j)	5,000	6,231
Morgan Stanley
1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN (a)	13,000	10,495
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100 (a)(c)	10,000	8,013
Mozart Debt Merger Sub, Inc., 3.88%, 4/1/29, Callable 10/1/24 @ 101.94 (b)	1,500	1,311
Nationwide Mutual Insurance Co., 3.12% (LIBOR03M+229bps), 12/15/24, Callable 6/6/22 @ 100 (a)(b)	10,235	10,212
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (a)	4,000	4,141
New York Life Global Funding, 1.85%, 8/1/31 (b)	7,750	6,444
OWL Rock Core Income Corp.
5.50%, 3/21/25 (b)	3,000	2,966
4.70%, 2/8/27, Callable 1/8/27 @ 100 (b)	1,875	1,770
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/1/28, Callable 10/1/23 @ 102.94 (b)	500	485
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (b)	1,750	1,753
Prudential Financial, Inc., 5.87% (LIBOR03M+418bps), 9/15/42, Callable 9/15/22 @ 100 (a)	3,000	3,012
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100 (a)(h)(j)	1,000	1,023
Santander Holdings USA, Inc., 4.40%, 7/13/27, Callable 4/14/27 @ 100	4,318	4,262
TCF National Bank
4.60%, 2/27/25	5,000	5,044
4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (a)	5,000	5,049

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (a)	$3,000	$2,884
Texas Capital Bank NA, 5.25%, 1/31/26 (j)	10,225	10,269
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (a)	7,000	6,818
The Bank of New York Mellon Corp., 3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100 (a)(h)	2,250	2,005
The Hartford Financial Services Group, Inc., 2.63% (LIBOR03M+213bps), 2/12/67, Callable 6/6/22 @ 100 (a)(b)	7,500	6,622
The Huntington National Bank, 5.50% (LIBOR03M+509bps), 5/6/30, Callable 5/6/25 @ 100 (a)	1,250	1,287
The PNC Financial Services Group, Inc., 2.31%, 4/23/32, Callable 4/23/31 @ 100	1,000	862
TIAA FSB Holdings, Inc., 5.75%, 7/2/25, Callable 6/2/25 @ 100	10,000	10,183
Towne Bank, 4.50% (LIBOR03M+255bps), 7/30/27, Callable 7/30/22 @ 100 (a)	4,643	4,609
Truist Financial Corp., 5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100 (a)(c)(h)	8,500	8,397
United Financial Bancorp, Inc., 5.75%, 10/1/24	2,700	2,703
Wells Fargo & Co., 3.90% (H15T5Y+3bps), Callable 3/15/26 @ 100 (a)(h)	2,000	1,828
		296,159
Health Care (3.4%):
AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100 (c)	4,000	3,667
Amgen, Inc., 3.00%, 1/15/52, Callable 7/15/51 @ 100	1,500	1,084
Baxter International, Inc., 2.54%, 2/1/32, Callable 11/1/31 @ 100 (b)(c)	3,500	2,998
Bayer U.S. Finance II LLC
2.85%, 4/15/25, Callable 1/15/25 @ 100 (b)	4,405	4,252
4.63%, 6/25/38, Callable 12/25/37 @ 100 (b)	5,000	4,779
Baylor Scott & White Holdings, 2.65%, 11/15/26, Callable 8/15/26 @ 100	5,000	4,772
Bio-Rad Laboratories, Inc., 3.70%, 3/15/32, Callable 12/15/31 @ 100	3,000	2,766
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25	5,000	5,050
Boston Medical Center Corp., 3.91%, 7/1/28	3,000	2,887
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100	15,429	12,822
CHS/Community Health System, Inc., 4.75%, 2/15/31, Callable 2/15/26 @ 102.38 (b)	2,500	2,119
CVS Health Corp.
1.88%, 2/28/31, Callable 11/28/30 @ 100	5,000	4,104
4.88%, 7/20/35, Callable 1/20/35 @ 100	5,000	5,095
CVS Pass-Through Trust, 5.93%, 1/10/34 (b)	6,879	7,482
Dentsply Sirona, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	5,000	4,453
Eastern Maine Healthcare Systems, 3.71%, 7/1/26	12,555	12,302
Fresenius Medical Care U.S. Finance III, Inc., 3.75%, 6/15/29, Callable 3/15/29 @ 100 (b)	3,000	2,811
HCA, Inc.
3.50%, 9/1/30, Callable 3/1/30 @ 100	9,500	8,510
3.63%, 3/15/32, Callable 12/15/31 @ 100 (b)	2,000	1,794
Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63 (b)(c)	532	474
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	4,750	4,020
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88 (b)	7,000	5,941
Royalty Pharma PLC, 2.15%, 9/2/31, Callable 6/2/31 @ 100	3,000	2,422
Tenet Healthcare Corp., 4.38%, 1/15/30, Callable 12/1/24 @ 102.19 (b)	550	500
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 (b)	7,500	6,155
		113,259
Industrials (4.8%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	1,000	802

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Air Lease Corp.
3.13%, 12/1/30, Callable 9/1/30 @ 100	$2,500	$2,156
2.88%, 1/15/32, Callable 10/15/31 @ 100	8,000	6,595
Alaska Airlines Pass Through Trust
8.00%, 2/15/27 (b)	3,609	3,813
4.80%, 2/15/29 (b)	5,295	5,295
American Airlines Pass Through Trust
4.00%, 1/15/27	4,554	4,286
3.60%, 4/15/31	1,567	1,421
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29 (b)	13,500	13,025
Ashtead Capital, Inc., 2.45%, 8/12/31, Callable 5/12/31 @ 100 (b)	1,333	1,086
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100 (b)	3,000	3,049
British Airways Pass Through Trust
4.63%, 12/20/25 (b)	7,038	7,006
3.35%, 12/15/30 (b)	2,029	1,864
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (b)	8,000	6,990
Delta Air Lines Pass Through Trust, 2.50%, 12/10/29	4,322	3,983
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28 (b)	3,032	3,002
FedEx Corp., 3.90%, 2/1/35	5,000	4,581
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 (b)	8,000	6,600
Hawaiian Airlines Pass Through Certificates, 3.90%, 7/15/27	5,945	5,346
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26, Callable 1/20/24 @ 102.88 (b)	2,230	2,177
JetBlue Pass Through Trust, 7.75%, 5/15/30 (j)	4,478	4,785
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100	1,475	1,360
Quanta Services, Inc., 2.90%, 10/1/30, Callable 7/1/30 @ 100	2,000	1,735
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	5,000	5,170
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25, Callable 9/20/23 @ 104 (b)	6,174	6,517
Teledyne Technologies, Inc., 2.75%, 4/1/31, Callable 1/1/31 @ 100	1,500	1,303
The Boeing Co.
5.15%, 5/1/30, Callable 2/1/30 @ 100 (c)	10,000	9,959
3.63%, 2/1/31, Callable 11/1/30 @ 100 (c)	8,500	7,668
5.81%, 5/1/50, Callable 11/1/49 @ 100	5,000	5,003
The Timken Co., 4.50%, 12/15/28, Callable 9/15/28 @ 100	3,658	3,635
U.S. Airways Pass Through Trust
6.25%, 10/22/24	1,449	1,448
7.13%, 4/22/25	1,041	1,057
3.95%, 11/15/25	5,096	4,881
United Airlines Pass Through Trust
4.63%, 9/3/22	2,798	2,783
4.15%, 4/11/24	6,127	6,079
4.30%, 2/15/27	3,140	3,133
3.50%, 11/1/29	4,178	3,820
United Rentals North America, Inc., 3.88%, 2/15/31, Callable 8/15/25 @ 101.94	8,624	7,633
		161,046
Information Technology (1.6%):
Apple, Inc., 2.40%, 8/20/50, Callable 2/20/50 @ 100	4,000	2,890
Broadcom, Inc.
2.60%, 2/15/33, Callable 11/15/32 @ 100 (b)(c)	6,000	4,778
3.42%, 4/15/33, Callable 1/15/33 @ 100 (b)	3,000	2,580
Dell International LLC/EMC Corp., 5.30%, 10/1/29, Callable 7/1/29 @ 100	3,000	3,074
Fiserv, Inc., 4.40%, 7/1/49, Callable 1/1/49 @ 100	5,000	4,505
Global Payments, Inc., 4.15%, 8/15/49, Callable 2/15/49 @ 100 (j)	4,000	3,450
Micron Technology, Inc., 2.70%, 4/15/32, Callable 1/15/32 @ 100	1,000	833

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Oracle Corp.
2.88%, 3/25/31, Callable 12/25/30 @ 100	$5,000	$4,241
3.60%, 4/1/50, Callable 10/1/49 @ 100	5,500	3,949
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69 (b)	15,000	12,562
ServiceNow, Inc., 1.40%, 9/1/30, Callable 6/1/30 @ 100	1,000	803
Square, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100 (b)	1,333	1,116
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100	2,000	1,737
Twilio, Inc., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81 (j)	2,000	1,763
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	1,800	1,504
Workday, Inc., 3.80%, 4/1/32, Callable 1/1/32 @ 100	4,000	3,785
		53,570
Materials (1.0%):
Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100	3,000	2,585
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100	4,732	4,300
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100	6,281	5,157
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100 (b)	2,750	2,733
Berry Global, Inc., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44 (b)(c)	3,361	3,343
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100 (c)	6,617	5,548
Glatfelter Corp., 4.75%, 11/15/29, Callable 11/1/24 @ 102.38 (b)	2,829	2,268
Lyb International Finance III LLC, 3.38%, 10/1/40, Callable 4/1/40 @ 100	3,000	2,433
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100	500	423
Vulcan Materials Co., 4.50%, 6/15/47, Callable 12/15/46 @ 100	1,500	1,424
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (c)	3,500	3,040
		33,254
Real Estate (2.7%):
Alexandria Real Estate Equities, Inc., 1.88%, 2/1/33, Callable 11/1/32 @ 100	7,500	5,908
Boston Properties LP
2.55%, 4/1/32, Callable 1/1/32 @ 100 (c)	5,750	4,816
2.45%, 10/1/33, Callable 7/1/33 @ 100	7,750	6,262
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	3,000	2,540
Crown Castle International Corp.
3.30%, 7/1/30, Callable 4/1/30 @ 100	1,000	903
2.90%, 4/1/41, Callable 10/1/40 @ 100	10,750	8,034
Equinix, Inc., 3.90%, 4/15/32, Callable 1/15/32 @ 100	2,000	1,877
Federal Realty Investment Trust, 3.50%, 6/1/30, Callable 3/1/30 @ 100	3,000	2,790
GLP Capital LP/GLP Financing II, Inc.
4.00%, 1/15/30, Callable 10/15/29 @ 100	2,976	2,757
3.25%, 1/15/32, Callable 10/15/31 @ 100	5,850	4,934
Healthpeak Properties, Inc., 2.88%, 1/15/31, Callable 10/15/30 @ 100	3,000	2,684
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	7,643	6,840
Invitation Homes Operating Partnership LP, 2.70%, 1/15/34, Callable 10/15/33 @ 100	5,000	4,063
Keenan Development Associates of Tennessee LLC (INS - XL Capital Assurance), 5.02%, 7/15/28 (b)	293	290
Kilroy Realty LP, 2.50%, 11/15/32, Callable 8/15/32 @ 100	4,500	3,641
Nationwide Health Properties, Inc., 6.90%, 10/1/37, MTN	2,000	2,164
Physicians Realty LP, 2.63%, 11/1/31, Callable 8/1/31 @ 100	2,750	2,321
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 2/15/29, Callable 2/15/24 @ 102.25 (b)	750	679
RLJ Lodging Trust LP, 3.75%, 7/1/26, Callable 7/1/23 @ 101.88 (b)	750	698
SBA Communications Corp., 3.13%, 2/1/29, Callable 2/1/24 @ 101.56	500	429
SBA Tower Trust
2.33%, 7/15/52, Callable 7/15/26 @ 100 (b)	3,000	2,730
2.59%, 10/15/56 (b)	5,000	4,351

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Simon Property Group LP, 2.25%, 1/15/32, Callable 10/15/31 @ 100 (c)	$5,000	$4,144
VICI Properties LP, 5.13%, 5/15/32, Callable 2/15/32 @ 100	7,000	6,946
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06 (b)	8,000	7,188
		89,989
Utilities (1.3%):
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	1,500	1,405
Duke Energy Corp., 2.55%, 6/15/31, Callable 3/15/31 @ 100	5,000	4,264
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100 (b)	2,333	1,988
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100	3,000	2,509
Jersey Central Power & Light Co., 2.75%, 3/1/32, Callable 12/1/31 @ 100 (b)	3,000	2,627
National Fuel Gas Co., 3.95%, 9/15/27, Callable 6/15/27 @ 100	4,000	3,828
NRG Energy, Inc.
2.45%, 12/2/27, Callable 10/2/27 @ 100 (b)	6,300	5,575
4.45%, 6/15/29, Callable 3/15/29 @ 100 (b)(c)	3,907	3,732
South Jersey Industries, Inc., 5.02%, 4/15/31	3,000	2,848
Spire, Inc., 3.54%, 2/27/24, Callable 12/27/23 @ 100	2,270	2,196
Vistra Operations Co. LLC
3.70%, 1/30/27, Callable 11/30/26 @ 100 (b)	6,895	6,480
4.30%, 7/15/29, Callable 4/15/29 @ 100 (b)	6,397	5,949
		43,401
Total Corporate Bonds (Cost $1,141,149)		1,051,265

Yankee Dollars (4.9%)
Communication Services (0.1%):
Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100 (b)	4,500	4,151

Consumer Discretionary (0.4%):
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100 (b)	2,454	2,377
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100 (b)	5,000	4,137
IHO Verwaltungs GmbH, 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (b)(k)	3,285	3,129
NCL Corp., Ltd., 5.88%, 2/15/27, Callable 2/15/24 @ 102.94 (b)	1,000	951
Nemak SAB de CV, 3.63%, 6/28/31, Callable 3/28/31 @ 100 (b)	2,539	2,071
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28, Callable 10/1/27 @ 100 (b)(j)	1,000	912
		13,577
Consumer Staples (0.2%):
Bacardi Ltd., 2.75%, 7/15/26, Callable 4/15/26 @ 100 (b)	3,000	2,811
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100 (b)	3,000	2,546
		5,357
Energy (0.1%):
Harbour Energy PLC, 5.50%, 10/15/26, Callable 10/15/23 @ 102.75 (b)	1,000	968
Transocean Sentry Ltd., 5.38%, 5/15/23, Callable 6/7/22 @ 101.34 (b)	1,250	1,216
		2,184
Financials (2.2%):
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (b)(c)	2,143	2,199
Banco Santander SA, 2.96%, 3/25/31	3,000	2,593
Bank of Montreal, 3.09%, 1/10/37, Callable 1/10/32 @ 100	3,000	2,530
Barclays PLC
2.28% (H15T1Y+105bps), 11/24/27, Callable 11/24/26 @ 100 (a)	2,000	1,800

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
3.56% (H15T5Y+3bps), 9/23/35, Callable 9/23/30 @ 100 (a)	$2,500	$2,163
BNP Paribas, 2.87% (SOFR+1bps), 4/19/32, Callable 4/19/31 @ 100 (a)(b)	3,000	2,547
BNP Paribas SA, 4.63%, 3/13/27 (b)	3,000	2,979
BP Capital Markets PLC
4.88%, Callable 3/22/30 @ 100 (h)	1,500	1,441
4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100 (a)(c)(h)	3,500	3,431
Brookfield Finance I UK PLC, 2.34%, 1/30/32, Callable 10/30/31 @ 100	4,000	3,324
Credit Suisse Group AG, 3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100 (a)(b)	4,000	3,356
Deutsche Bank AG, 3.74%, 1/7/33, Callable 10/7/31 @ 100	12,500	10,167
Deutsche Bank AG/New York, 3.04% (SOFR+172bps), 5/28/32, Callable 5/28/31 @ 100 (a)	3,000	2,509
HSBC Holdings PLC, 3.90%, 5/25/26	3,000	2,956
JAB Holdings BV, 3.75%, 5/28/51, Callable 11/28/50 @ 100 (b)	6,000	4,600
Lloyds Banking Group PLC, 3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (a)	3,500	3,325
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100 (a)(b)	3,000	2,483
Mizuho Financial Group, Inc., 2.56%, 9/13/31	3,000	2,476
Nationwide Building Society, 4.00%, 9/14/26 (b)	3,000	2,923
Natwest Group PLC, 3.07% (H15T1Y+255bps), 5/22/28, Callable 5/22/27 @ 100 (a)	3,000	2,785
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100 (b)(c)	2,750	2,293
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @ 100 (a)	2,000	1,708
Societe Generale SA, 4.03% (H15T1Y+190bps), 1/21/43, Callable 1/21/42 @ 100 (a)(b)	3,000	2,328
Standard Chartered PLC, 4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a)(b)	4,000	3,858
Westpac Banking Corp., 4.11% (H15T5Y+200bps), 7/24/34, Callable 7/24/29 @ 100 (a)	3,000	2,829
		75,603
Health Care (0.2%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100 (b)	818	754
Royalty Pharma PLC, 3.35%, 9/2/51, Callable 3/2/51 @ 100	1,500	1,068
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	3,000	2,423
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100	3,000	2,567
		6,812
Industrials (1.1%):
Air Canada Pass Through Trust
3.88%, 9/15/24 (b)	5,089	5,013
4.13%, 11/15/26 (b)	10,827	10,541
3.75%, 6/15/29 (b)	4,409	4,226
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100 (c)	3,000	2,897
Avolon Holdings Funding Ltd.
5.50%, 1/15/26, Callable 12/15/25 @ 100 (b)	3,000	3,009
3.25%, 2/15/27, Callable 12/15/26 @ 100 (b)	2,550	2,314
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (b)	3,000	2,800
Ferguson Finance PLC, 4.65%, 4/20/32, Callable 1/20/32 @ 100 (b)	5,000	4,895
Sydney Airport Finance Co. Pty Ltd., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (b)	2,000	1,960
		37,655

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Materials (0.2%):
Freeport Indonesia PT, 5.32%, 4/14/32, Callable 1/1/32 @ 100 (b)	$2,000	$1,925
Teck Resources Ltd., 6.13%, 10/1/35	3,000	3,318
		5,243
Real Estate (0.3%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100 (b)	10,750	9,324

Sovereign Bond (0.1%):
Bermuda Government International Bond, 2.38%, 8/20/30, Callable 5/20/30 @ 100 (b)	3,000	2,651
Korea International Bond, 1.00%, 9/16/30	1,000	838
		3,489
Utilities (0.0%):(l)
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27 (b)	1,981	1,850
Total Yankee Dollars (Cost $181,517)		165,245

Municipal Bonds (4.5%)
Alabama (0.1%):
Auburn University Revenue, Series C, 1.85%, 6/1/31, Continuously Callable @100	750	622
City of Homewood AL, GO, Series B, 1.89%, 9/1/32, Continuously Callable @100	1,850	1,524
City of Trussville AL, GO, Series B, 1.78%, 10/1/31, Continuously Callable @100	1,000	831
		2,977
Arizona (0.2%):
City of Phoenix Civic Improvement Corp. Revenue
2.37%, 7/1/25	1,500	1,443
1.59%, 7/1/29	2,000	1,723
1.84%, 7/1/31, Continuously Callable @100	1,000	838
The University of Arizona Revenue, Series A, 1.82%, 6/1/30	3,070	2,609
		6,613
California (0.0%):(l)
City of Los Angeles Department of Airports Revenue, Series C, 1.96%, 5/15/33, Continuously Callable @100	675	540

Colorado (0.2%):
City & County of Denver Co. Airport System Revenue, Series C, 2.52%, 11/15/32, Continuously Callable @100	5,000	4,243
Park Creek Metropolitan District Revenue
Series B, 2.89%, 12/1/27	660	644
Series B, 2.99%, 12/1/28	1,000	972
		5,859
Connecticut (0.0%):(l)
State of Connecticut, GO, Series A, 2.42%, 7/1/27	1,000	940

District of Columbia (0.1%):
District of Columbia Revenue
2.25%, 4/1/27	800	742
2.68%, 4/1/31	1,500	1,350
		2,092
Florida (0.2%):
City of Gainesville Florida Revenue, 2.04%, 10/1/30	2,500	2,091
County of Miami-Dade Florida Aviation Revenue, Series B, 2.61%, 10/1/32, Continuously Callable @100	1,000	859

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
County of Miami-Dade Seaport Department Revenue, Series B-3, 2.34%, 10/1/33, Continuously Callable @100	$5,000	$4,101
		7,051
Hawaii (0.4%):
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A-2, 3.24%, 1/1/31	12,320	12,386

Illinois (0.1%):
Chicago O'Hare International Airport Revenue, Series D, 2.45%, 1/1/31	2,000	1,775
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series B, 3.10%, 12/1/30	750	687
Illinois Finance Authority Revenue, 5.45%, 8/1/38	1,500	1,474
		3,936
Indiana (0.0%):(l)
Indiana Finance Authority Revenue
Series B, 3.08%, 9/15/27	1,130	1,024
Series B, 3.18%, 9/15/28	1,000	895
		1,919
Louisiana (0.0%):(l)
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	1,750	1,535

Maryland (0.4%):
Maryland Economic Development Corp. Revenue
Series B, 4.05%, 6/1/27	2,295	2,152
Series B, 4.15%, 6/1/28	2,390	2,224
Series B, 4.25%, 6/1/29	2,490	2,303
Series B, 4.35%, 6/1/30	1,330	1,225
Series B, 4.40%, 6/1/31	1,385	1,269
Maryland Stadium Authority Revenue
Series C, 1.76%, 5/1/27	1,715	1,571
Series C, 1.91%, 5/1/28	4,770	4,299
		15,043
Massachusetts (0.1%):
Massachusetts Development Finance Agency Revenue, Series B, 4.00%, 6/1/24	465	463
Massachusetts State College Building Authority Revenue
Series A, 1.80%, 5/1/29	2,995	2,596
Series A, 1.80%, 5/1/29	5	5
		3,064
Michigan (0.1%):
Michigan Finance Authority Revenue, 2.95%, 12/1/30	2,500	2,279

New Jersey (0.6%):
City of Atlantic, GO
Series A, 4.23%, 9/1/25	2,525	2,493
Series A, 4.29%, 9/1/26	2,410	2,369
New Jersey Economic Development Authority Revenue
Series C, 5.71%, 6/15/30	2,500	2,683
Series NNN, 3.47%, 6/15/27	5,000	4,845
New Jersey Transportation Trust Fund Authority Revenue, Build America Bond, Series C, 5.75%, 12/15/28	3,000	3,186
Rutgers The State University of New Jersey Revenue, Series S, 1.76%, 5/1/29	2,000	1,698
South Jersey Transportation Authority Revenue
Series B, 3.12%, 11/1/26	450	434
Series B, 3.36%, 11/1/28	1,375	1,303
		19,011
New York (0.3%):
Metropolitan Transportation Authority Revenue, Build America Bond, Series E, 6.73%, 11/15/30	5,000	5,683
New York City Industrial Development Agency Revenue

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
2.68%, 3/1/33	$1,000	$858
2.34%, 1/1/35	1,000	795
2.44%, 1/1/36	1,250	986
New York State Dormitory Authority Revenue, 2.01%, 7/1/28	750	669
New York State Thruway Authority Revenue, Series M, 2.50%, 1/1/27	1,200	1,127
		10,118
North Carolina (0.0%):(l)
City of Winston-Salem NC Revenue, Series B, 2.64%, 6/1/29	1,140	1,059

Oklahoma (0.3%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	7,951	7,938
The University of Oklahoma Revenue, Series C, 2.45%, 7/1/32, Continuously Callable @100	1,200	1,042
		8,980
Oregon (0.0%):(l)
Medford Hospital Facilities Authority Revenue, Series B, 1.88%, 8/15/25	500	470

Pennsylvania (0.4%):
City of Bethlehem, GO (NBGA - Federal Agricultural Mortgage Corporation)
Series A, 2.46%, 10/1/26	2,570	2,433
Series A, 2.55%, 10/1/27	2,655	2,483
City of Philadelphia PA Water & Wastewater Revenue
Series B, 1.73%, 11/1/28	1,000	876
Series B, 1.88%, 11/1/29	1,000	864
City of Philadelphia, GO, Series A, 2.71%, 7/15/29	1,000	916
City of Pittsburgh PA, GO
Series B, 1.62%, 9/1/29	1,570	1,368
Series B, 1.80%, 9/1/31, Continuously Callable @100	1,200	1,017
Pennsylvania Economic Development Financing Authority Revenue
2.62%, 3/1/29	1,855	1,702
Series B, 3.20%, 11/15/27	1,000	1,000
Public Parking Authority of Pittsburgh Revenue, 2.23%, 12/1/28	730	652
		13,311
South Dakota (0.1%):
South Dakota Health & Educational Facilities Authority Revenue
Series B, 2.59%, 7/1/25	1,000	963
Series B, 2.80%, 7/1/26	2,735	2,611
		3,574
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue, Series C, 2.45%, 8/1/32, Continuously Callable @100	1,500	1,277
State of Tennessee, GO, Series B, 1.83%, 11/1/33, Continuously Callable @100	3,000	2,493
		3,770
Texas (0.6%):
Central Texas Regional Mobility Authority Revenue, Series C, 2.19%, 1/1/29	855	766
City of Dallas TX Waterworks & Sewer System Revenue, 1.50%, 10/1/27	850	770
City of Houston TX Airport System Revenue, Series C, 2.39%, 7/1/31, Continuously Callable @100	2,000	1,763
County of Bexar TX Revenue, 2.43%, 8/15/33, Continuously Callable @100	1,500	1,216
Dallas/Fort Worth International Airport Revenue, Series C, 2.25%, 11/1/31, Continuously Callable @100	2,585	2,237
Harris County Cultural Education Facilities Finance Corp. Revenue
2.36%, 11/15/26	1,250	1,148

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
2.79%, 11/15/29	$1,385	$1,229
Series B, 2.71%, 5/15/27	1,600	1,508
Series B, 2.76%, 5/15/28	2,000	1,863
Series D, 1.27%, 7/1/25	850	791
Series D, 2.30%, 7/1/35	500	399
Tarrant County Cultural Education Facilities Finance Corp. Revenue, 2.41%, 9/1/31, Continuously Callable @100	1,000	857
Texas State University System Revenue, Series B, 2.54%, 3/15/28	2,775	2,595
Uptown Development Authority Tax Allocation, Series B, 2.68%, 9/1/32, Continuously Callable @100	400	344
Waco Educational Finance Corp. Revenue, 1.79%, 3/1/29	1,500	1,289
		18,775
Washington (0.0%):(l)
Port of Seattle WA Revenue, Series D, 2.04%, 8/1/30	1,130	964

Wisconsin (0.2%):
State of Wisconsin Revenue, Series A, 2.35%, 5/1/29	6,000	5,476
Total Municipal Bonds (Cost $164,512)		151,742

U.S. Government Agency Mortgages (1.9%)
Federal Home Loan Mortgage Corp.
Series K025, Class X1, 0.90%, 10/25/22 (d)(f)	57,910	148
5.50%, 4/1/36	41	44
		192
Federal National Mortgage Association
Series M7, Class A2, 2.96%, 2/25/27 (d)	2,460	2,402
2.50%, 7/1/27 - 11/1/34 (c)	7,918	7,686
3.50%, 9/1/47 - 2/1/50	17,366	17,044
3.50%, 3/1/48 - 9/1/49 (c)	8,978	8,781
4.00%, 1/1/49 - 5/1/52	25,786	25,707
4.00%, 8/1/49 (c)	1,795	1,792
		63,412
		63,604
Total U.S. Government Agency Mortgages (Cost $68,775)		63,604

U.S. Treasury Obligations (20.8%)
U.S. Treasury Bonds
1.13%, 5/15/40 (c)	65,000	46,810
1.38%, 11/15/40	5,000	3,740
2.38%, 2/15/42	65,000	57,444
2.50%, 2/15/45 (c)	26,000	23,002
3.38%, 11/15/48 (c)	10,000	10,572
1.25%, 5/15/50 (c)	5,000	3,332
U.S. Treasury Inflation Indexed Bonds
0.13%, 1/15/31	3,269	3,320
0.25%, 2/15/50	2,206	2,087
U.S. Treasury Notes
0.25%, 7/31/25	1,500	1,376
0.38%, 7/31/27 (c)	30,000	26,266
0.63%, 11/30/27	27,000	23,762
0.75%, 1/31/28	87,500	77,253
1.13%, 2/29/28	55,000	49,621
1.25%, 3/31/28	30,000	27,206
2.38%, 3/31/29	30,000	28,917
1.63%, 8/15/29 (c)	120,000	109,819
0.63%, 8/15/30 (c)	53,000	44,114
0.88%, 11/15/30	55,000	46,604
1.13%, 2/15/31	87,000	75,078

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
1.88%, 2/15/32	$40,000	$36,525
Total U.S. Treasury Obligations (Cost $770,437)		696,848

Collateral for Securities Loaned (0.6%)^
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.19% (m)	8,194,866	8,195
Invesco Government & Agency Portfolio, Institutional Shares, 0.36% (m)	12,379,610	12,379
Total Collateral for Securities Loaned (Cost $20,574)		20,574
Total Investments (Cost $3,594,975) — 99.5%		3,342,182
Other assets in excess of liabilities — 0.5%		15,125
NET ASSETS - 100.00%		$3,357,307

At April 30, 2022, the Fund's investments in foreign securities were 9.2% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2022.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of April 30, 2022, the fair value of these securities was $1,431,680 thousands and amounted to 42.6% of net assets.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments, delayed delivered and/or when-issued securities.
(d)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2022.
(e)	Zero-coupon bond.
(f)	Security is interest only.
(g)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(h)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(j)	All or a portion of this security is on loan.
(k)	Coupon may be 7.13% PIK.
(l)	Amount represents less than 0.05% of net assets.
(m)	Rate disclosed is the daily yield on April 30, 2022.
(n)	The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At April 30, 2022, the Fund held unfunded or partially unfunded loan commitments of $364 thousands, which included a $6 thousands unrealized loss.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
H15T10Y— 10 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of April 30, 2022, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of April 30, 2022, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of April 30, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PIK—Payment in-kind
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate SOFR30A—30-day average of SOFR, rate disclosed as of April 30, 2022.
TSFR—Term SOFR
TSFR1M—1 month Term SOFR, rate disclosed as of April 30, 2022.
TSFR3M—3 month Term SOFR, rate disclosed as of April 30, 2022.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2022
(Unaudited)

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note Futures	500	6/21/22	$62,843,317	$59,578,125	$(3,265,192)
2-Year U.S. Treasury Note Futures	15	6/30/22	3,173,265	3,162,188	(11,077)
30-Year U.S. Treasury Bond Futures	500	6/21/22	75,006,754	70,343,750	(4,663,004)
5-Year U.S. Treasury Note Futures	80	6/30/22	9,068,319	9,013,750	(54,569)
					$(7,993,842)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(7,993,842)
	Total net unrealized appreciation (depreciation)				$(7,993,842)

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Money Market Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (5.1%)
Consumer Staples (0.4%):
Labcon North America (LOC-BNP Paribas), 0.62%, 6/1/44 (a)	$6,770	$6,770

Financials (4.7%):
Bass Pro Rossford Development Co. LLC (LOC-Fifth Third Bank), 0.65%, 11/1/27 (a)	18,255	18,255
Carol Allen Family Liquidity Trust (LOC-Commercial Bank, N.A.), 0.66%, 3/1/48, Callable 6/6/22 @ 100 (a)	25,000	25,000
Elsinore Properties LP (LOC-Fifth Third Bank), 0.62%, 2/1/37 (a)	4,715	4,715
NLS Irrevocable Trust (LOC-Bank of Oklahoma, N.A.), 0.65%, 12/1/39, Callable 6/6/22 @ 100 (a)	11,260	11,260
Opler Irrevocable Trust (LOC-Bank of Oklahoma, N.A.), 0.65%, 11/1/39, Callable 6/6/22 @ 100 (a)	9,280	9,280
Stobro Co. LP (LOC-Federal Home Loan Bank of Pittsburgh), 0.60%, 1/1/32 (a)	8,955	8,955
The Dennis Wesley Co., Inc. (LOC-Federal Home Loan Bank of Indianapolis), 0.66%, 11/15/39, Callable 6/6/22 @ 100 (a)	10,125	10,125
		87,590
Total Corporate Bonds (Cost $94,360)		94,360

Yankee Dollars (1.1%)
Materials (1.1%):
SSAB AB (LOC-Swedbank AB), 0.66%, 4/1/34 (a)	20,000	20,000
Total Yankee Dollars (Cost $20,000)		20,000

Municipal Bonds (13.0%)
Arizona (1.1%):
Yavapai County IDA Revenue (LOC-Bank of Nova Scotia), 0.58%, 9/1/35, Continuously Callable @100 (a)	20,000	20,000

Louisiana (4.6%):
Parish of St. James Revenue, Series B-1, 0.68%, 11/1/40, Continuously Callable @100 (a)	85,970	85,970

Oklahoma (0.8%):
Muskogee Industrial Trust Revenue, Series A, 0.56%, 6/1/27, Continuously Callable @100 (a)	15,000	15,000

Pennsylvania (0.2%):
Allegheny County IDA Revenue (LOC-PNC Financial Services Group), 0.64%, 11/1/27, Callable 6/1/22 @ 100 (a)	4,736	4,736

Tennessee (1.9%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 0.58%, 5/1/39, Continuously Callable @100 (a)	35,200	35,200

Texas (4.4%):
Port of Port Arthur Navigation District Revenue
0.62%, 11/1/40, Continuously Callable @100 (a)	35,000	35,000
0.55%, 11/1/40, Continuously Callable @100 (a)	46,245	46,245
		81,245
Total Municipal Bonds (Cost $242,151)		242,151

U.S. Treasury Obligations (3.2%)
U.S. Treasury Notes, 0.94% (USBMMY3M+5bps), 1/31/23 (b)	60,000	60,068
Total U.S. Treasury Obligations (Cost $60,068)		60,068

Commercial Paper (59.2%) (d)
Ameren Illinois Co., 0.76%, 5/18/22 (c)	30,000	29,989

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Money Market Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
American Honda Finance
0.75%, 5/5/22 (c)	$10,000	$9,999
1.16%, 6/16/22 (c)	40,000	39,939
1.26%, 7/6/22 (c)	20,000	19,953
Amphenol Corp., 0.25%, 5/2/22 (c)	20,000	20,000
AT&T, Inc., 0.69%, 7/12/22 (c)	20,000	19,972
BASF SE
0.92%, 6/1/22 (c)	20,000	19,984
1.80%, 9/1/22 (c)	20,000	19,877
Bayerische Landesbank, 0.18%, 5/12/22 (c)	20,000	19,999
CenterPoint Energy Resources corp., 0.28%, 5/2/22 (c)	90,000	89,999
Crown Point Capital Co. LLC, 0.10%, 5/2/22 (c)	20,000	20,000
Dairy Farmers of America, 0.35%, 5/2/22 (c)	90,000	89,998
Duke Energy Corp., 0.44%, 5/4/22 (c)	60,000	59,997
DuPont Ei de Nemours Co.
0.98%, 5/23/22 (c)	20,000	19,988
0.73%, 5/31/22 (c)	20,000	19,987
Enbridge U.S., Inc., 1.47%, 6/14/22 (c)	20,000	19,963
Energy Transfer Partners LP
0.40%, 5/2/22 (c)	70,000	69,998
1.36%, 5/16/22 (c)	20,000	19,988
Glencore Funding LLC
0.88%, 5/11/22 (c)	19,700	19,695
1.00%, 5/20/22 (c)	20,000	19,989
Hannover Funding Co. LLC
0.50%, 5/2/22 (c)	20,000	20,000
0.94%, 5/17/22 (c)	20,000	19,991
1.07%, 6/1/22 (c)	20,000	19,981
Harley-Davidson Funding
0.70%, 5/5/22 (c)	20,000	19,998
0.98%, 5/6/22 (c)	20,000	19,997
1.14%, 5/9/22 (c)	15,000	14,996
Hyundai Capital America
0.62%, 5/9/22 (c)	20,000	19,997
1.02%, 6/1/22 (c)	20,000	19,982
1.18%, 7/1/22 (c)	20,000	19,959
Jabil, Inc., 1.35%, 5/2/22 (c)	90,000	89,998
Manhattan Asset Funding Co., 0.17%, 5/31/22 (c)	20,000	19,997
Nutrien Ltd.
0.96%, 5/12/22 (c)	20,000	19,993
1.07%, 6/1/22 (c)	20,000	19,981
1.13%, 6/14/22 (c)	20,000	19,972
Old Line Funding LLC, 0.16%, 5/5/22 (c)	20,000	20,000
Societe Generale SA, 0.19%, 6/9/22 (c)	15,000	14,997
Union Pacific Corp., 0.78%, 5/9/22 (c)	10,000	9,998
Verizon Communications, 0.91%, 5/9/22 (c)	20,000	19,995
Vw Credit, Inc.
1.15%, 6/13/22 (c)	20,000	19,972
1.43%, 7/18/22 (c)	20,000	19,937
Total Commercial Paper (Cost $1,099,055)		1,099,055

Certificates of Deposit (18.1%)
Bank of Montreal Chicago, 0.53%(SOFR+25bps), 2/24/23 (b)	20,000	20,000
Bank of Nova Scotia, 0.53%(SOFR+25bps), 2/28/23 (b)	20,000	20,000
Barclays Bank PLC, 0.57%(SOFR+29bps), 2/9/23 (b)	20,000	20,000
Canadian Imp BK Comm, 0.53%(SOFR+25bps), 2/10/23 (b)	20,000	20,000
Goldman Sachs Bank USA
0.52%, 11/25/22 (SOFR+25bps) (b)	25,000	25,000
0.54%, 1/20/23 (SOFR+27bps) (b)	25,000	25,000
0.57%, 2/17/23 (SOFR+30bps) (b)	25,000	25,000
Lloyds Bank Corp. Mkts, 0.53%(SOFR+25bps), 1/12/23 (b)	20,000	20,000

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Money Market Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Mizuho Bank Ltd., 0.43%(SOFR+14bps), 7/18/22 (b)	$20,000	$20,000
MUFG Bank Ltd., 0.55%(SOFR+28bps), 1/24/23 (b)	20,000	20,000
Natixis SA, 0.50%(SOFR+22bps), 12/1/22 (b)	20,000	20,000
Standard Chartered BK, 0.53%(SOFR+25bps), 1/31/23 (b)	20,000	20,000
Sumitomo Mitsui Bank, 0.56%(SOFR+28bps), 2/1/23 (b)	20,000	20,000
Sumitomo Mitsui Banking corp., 0.47%(SOFR+18bps), 8/3/22 (b)	20,000	20,000
Svenska Handelsbanken, 0.52%(SOFR+24bps), 2/15/23 (b)	20,000	20,000
Toronto Dominion Bank, 0.28%(SOFR+23bps), 2/1/23 (b)	20,000	20,000
Total Certificates of Deposit (Cost $335,000)		335,000
Total Investments (Cost $1,850,634) — 99.7%		1,850,634
Other assets in excess of liabilities — 0.3%		6,138
NET ASSETS - 100.00%		$1,856,772

At April 30, 2022, the Fund's investments in foreign securities were 21.5% of net assets.

(a)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2022.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of April 30, 2022, the fair value of these securities was $1,099,055 thousands and amounted to 59.2% of net assets.
(d)	Rate represents the effective yield at April 30, 2022.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
IDA—Industrial Development Authority
LLC—Limited Liability Company
LOC—Letter of Credit
LP—Limited Partnership
PLC—Public Limited Company
SOFR — Secured Overnight Financing Rate
USBMMY3M—3 Month Treasury Bill Rate

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Science & Technology Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Australia (0.2%):

Health Care (0.2%):
Opthea Ltd., ADR (a)(b)	305,881	$1,750

Belgium (0.0%):(c)

Health Care (0.0%):
UCB SA	1,973	224

Brazil (0.4%):

Consumer Discretionary (0.4%):
Arco Platform Ltd. Class A (a)(d)	196,980	3,916

Health Care (0.0%):(c)
Hapvida Participacoes E Investimentos SA (e)	62,248	111
Hypera SA	25,800	195
		306
		4,222
Canada (0.1%):

Health Care (0.1%):
Fusion Pharmaceuticals, Inc. (a)	338,459	1,743

China (0.0%):(c)

Health Care (0.0%):
Everest Medicines Ltd. (a)(e)	28,000	64
InnoCare Pharma Ltd. (a)(e)	26,000	36
Venus MedTech Hangzhou, Inc. Class H (a)(d)(e)	26,500	49
Wuxi AppTec Co. Ltd. Class H (e)	11,176	152
		301
Denmark (0.0%):(c)

Health Care (0.0%):
Ascendis Pharma A/S, ADR (a)(d)	1,463	133
Genmab A/S (a)	503	177
		310
Finland (0.4%):

Information Technology (0.4%):
Nokia Oyj, ADR (a)	820,610	4,136

Hong Kong (0.0%):(c)

Health Care (0.0%):
CSPC Pharmaceutical Group Ltd.	58,000	59

Ireland (1.5%):

Health Care (1.5%):
Alkermes PLC (a)	7,787	225
Horizon Therapeutics PLC (a)	1,792	176
Jazz Pharmaceuticals PLC (a)	104,480	16,740
		17,141
Israel (1.0%):

Information Technology (1.0%):
Monday.com Ltd. (a)(d)	60,163	7,785

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Wix.com Ltd. (a)	60,425	$4,560
		12,345
Italy (0.0%):(c)

Health Care (0.0%):
DiaSorin SpA	1,456	191
Stevanato Group SpA (a)	2,400	38
		229
Japan (0.9%):

Health Care (0.6%):
Astellas Pharma, Inc.	5,300	81
Chugai Pharmaceutical Co. Ltd.	9,100	273
Daiichi Sankyo Co. Ltd.	16,250	409
Eisai Co. Ltd.	3,565	155
Hoya Corp.	51,600	5,121
Kyowa Kirin Co. Ltd.	7,800	164
Ono Pharmaceutical Co. Ltd.	8,430	217
		6,420
Industrials (0.2%):
Nabtesco Corp.	86,100	1,964

Information Technology (0.1%):
Money Forward, Inc. (a)	49,800	1,694
		10,078
Korea, Republic Of (0.7%):

Consumer Discretionary (0.1%):
Coupang, Inc. (a)	120,337	1,549

Information Technology (0.6%):
Samsung Electronics Co. Ltd.	66,651	3,553
SK Hynix, Inc.	37,774	3,310
		6,863
		8,412
Netherlands (0.5%):

Health Care (0.3%):
Argenx SE, ADR (a)	285	82
Koninklijke Philips NV	7,537	197
Merus NV (a)(d)	171,333	3,495
		3,774
Information Technology (0.2%):
BE Semiconductor Industries NV (d)	43,192	2,633
		6,407
Singapore (0.4%):

Information Technology (0.4%):
Flex Ltd. (a)	312,471	5,153

Switzerland (0.0%):(c)

Health Care (0.0%):
Novartis AG Registered Shares	3,692	326
Tecan Group AG Class R	352	106
		432

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Taiwan (0.3%):

Information Technology (0.3%):
Taiwan Semiconductor Manufacturing Co. Ltd.	179,000	$3,237

United Kingdom (0.9%):

Consumer Discretionary (0.4%):
Trainline PLC (a)(e)	1,105,969	3,903

Health Care (0.5%):
Abcam PLC (a)	11,153	173
AstraZeneca PLC, ADR	5,384	358
Bicycle Therapeutics PLC, ADR (a)	161,473	3,791
Compass Pathways PLC, ADR (a)(d)	128,320	1,163
ConvaTec Group PLC (e)	65,499	173
Genus PLC	4,745	149
Hikma Pharmaceuticals PLC	4,320	102
Myovant Sciences Ltd. (a)(d)	5,303	49
Smith & Nephew PLC	13,769	223
		6,181
		10,084
United States (91.0%):

Communication Services (9.6%):
Alphabet, Inc. Class A (a)	10,558	24,095
Cargurus, Inc. (a)	134,102	4,382
Chicken Soup For The Soul Entertainment, Inc. (a)(d)	222,549	1,938
Electronic Arts, Inc.	31,262	3,691
IAC/InterActiveCorp (a)	53,592	4,442
Match Group, Inc. (a)	137,239	10,863
Meta Platforms, Inc. Class A (a)	122,994	24,657
Roku, Inc. (a)	27,040	2,512
Snap, Inc. Class A (a)	410,942	11,695
Take-Two Interactive Software, Inc. (a)	77,874	9,307
Twitter, Inc. (a)	166,972	8,185
Vimeo, Inc. (a)	83,740	853
ZoomInfo Technologies, Inc. (a)	145,426	6,893
		113,513
Consumer Discretionary (7.8%):
2U, Inc. (a)	597,711	5,965
Airbnb, Inc. Class A (a)	26,972	4,132
Amazon.com, Inc. (a)	24,736	61,485
Booking Holdings, Inc. (a)	5,960	13,174
Etsy, Inc. (a)	36,347	3,387
Peloton Interactive, Inc. Class A (a)	197,005	3,459
		91,602
Financials (1.6%):
DA32 Life Science Tech Acquisition Corp. Class A (a)	887,074	8,649
Omega Alpha SPAC Class A (a)(d)	344,839	3,400
Orion Acquisition Corp. (a)	2,766	27
Oscar Health, Inc. Class A (a)	5,487	41
Panacea Acquisition Corp. II (a)(b)(d)	710,663	6,950
		19,067
Health Care (19.2%):
Absci Corp. (a)(d)	223,765	1,322
Aclaris Therapeutics, Inc. (a)(d)	4,099	51
AdaptHealth Corp. (a)	4,488	57
Agilent Technologies, Inc.	4,826	576
Agilon Health, Inc. (a)	7,894	140
Align Technology, Inc. (a)	936	271
Alnylam Pharmaceuticals, Inc. (a)	877	117
Alpha Teknova, Inc. (a)	195,728	2,198

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Amedisys, Inc. (a)	1,199	$153
Amicus Therapeutics, Inc. (a)	6,987	50
Apellis Pharmaceuticals, Inc. (a)	385,890	16,798
Ardelyx, Inc. (a)(d)	747,439	615
Arvinas, Inc. (a)	1,058	58
Baxter International, Inc.	6,046	430
Beam Therapeutics, Inc. (a)	101,796	3,820
Becton Dickinson & Co.	3,293	814
Better Therapeutics, Inc. (a)	511,604	467
BioCryst Pharmaceuticals, Inc. (a)	758,963	7,051
Bio-Techne Corp.	451	171
Blueprint Medicines Corp. (a)	1,187	69
Boston Scientific Corp. (a)	23,455	988
Bridgebio Pharma, Inc. (a)(d)	219,852	1,763
Bristol-Myers Squibb Co.	21,470	1,616
Cano Health, Inc. (a)	10,390	55
Celcuity, Inc. (a)	202,187	1,318
Celldex Therapeutics, Inc. (a)	2,127	65
Centene Corp. (a)	8,528	687
Codexis, Inc. (a)	171,211	2,060
Codiak Biosciences, Inc. (a)(d)	296,859	879
Covetrus, Inc. (a)	10,603	146
Crinetics Pharmaceuticals, Inc. (a)	270,346	5,493
CryoPort, Inc. (a)	179,874	4,058
Cullinan Oncology, Inc. (a)(d)	78,215	767
Danaher Corp.	4,940	1,241
DermTech, Inc. (a)(d)	319,853	2,735
Dexcom, Inc. (a)	1,186	485
Edwards Lifesciences Corp. (a)	8,073	854
Elanco Animal Health, Inc. (a)	4,126	104
Eli Lilly & Co.	8,412	2,457
Encompass Health Corp.	4,461	307
Equillium, Inc. (a)	982,961	2,403
Exact Sciences Corp. (a)	4,330	238
Fate Therapeutics, Inc. (a)	159,750	4,563
Glaukos Corp. (a)	3,813	180
Haemonetics Corp. (a)	1,658	84
HCA Healthcare, Inc.	2,598	557
Hologic, Inc. (a)	4,089	294
Humana, Inc.	2,710	1,205
IGM Biosciences, Inc. (a)(d)	100,618	1,684
Illumina, Inc. (a)	1,351	401
ImmunoGen, Inc. (a)	10,286	50
Inari Medical, Inc. (a)	2,586	209
Inhibrx, Inc. (a)	227,418	3,605
Insulet Corp. (a)	1,454	348
Intra-Cellular Therapies, Inc. (a)	187,215	9,475
Iovance Biotherapeutics, Inc. (a)	502,854	7,618
Ironwood Pharmaceuticals, Inc. (a)	14,608	175
Karuna Therapeutics, Inc. (a)	64,057	7,140
Karyopharm Therapeutics, Inc. (a)(d)	502,990	3,068
Kezar Life Sciences, Inc. (a)	635,867	7,554
Kinnate Biopharma, Inc. (a)	233,175	1,742
Kymera Therapeutics, Inc. (a)	1,445	45
Laboratory Corp. of America Holdings (a)	1,353	325
Lyell Immunopharma, Inc. (a)(d)	463,562	2,378
Marinus Pharmaceuticals, Inc. (a)(d)	274,574	1,818
Mirati Therapeutics, Inc. (a)	896	55
Mirum Pharmaceuticals, Inc. (a)	126,230	3,002
Moderna, Inc. (a)	1,195	161
Molina Healthcare, Inc. (a)	1,535	481

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
NanoString Technologies, Inc. (a)	5,640	$106
NeoGenomics, Inc. (a)	6,377	60
Nuvalent, Inc. Class A (a)(d)	170,304	1,752
Omega Therapeutics, Inc. (a)(d)	273,548	933
Owens & Minor, Inc.	4,971	176
PerkinElmer, Inc.	31,221	4,577
Pfizer, Inc.	48,655	2,388
PMV Pharmaceuticals, Inc. (a)	119,907	1,738
PTC Therapeutics, Inc. (a)	2,473	87
Quidel Corp. (a)	1,209	122
Rain Therapeutics, Inc. (a)(d)	259,083	1,029
Regeneron Pharmaceuticals, Inc. (a)	350	231
Regulus Therapeutics, Inc. (a)(d)	6,270,099	1,263
Relay Therapeutics, Inc. (a)	591	14
REVOLUTION Medicines, Inc. (a)	2,444	49
Sage Therapeutics, Inc. (a)	2,478	78
Sarepta Therapeutics, Inc. (a)	107,561	7,779
Scholar Rock Holding Corp. (a)(d)	88,503	626
Science 37 Holdings, Inc. (a)	621,680	2,431
Seagen, Inc. (a)	1,471	193
Shattuck Labs, Inc. (a)	482,104	1,851
Singular Genomics Systems, Inc. (a)(d)	420,625	1,720
SpringWorks Therapeutics, Inc. (a)	128,324	5,506
Stoke Therapeutics, Inc. (a)	700	10
Stryker Corp.	3,562	859
Syneos Health, Inc. (a)	7,037	514
Teleflex, Inc.	1,199	343
Tricida, Inc. (a)(d)	310,309	2,864
Ultragenyx Pharmaceutical, Inc. (a)	1,504	106
UnitedHealth Group, Inc.	6,803	3,460
Vaxcyte, Inc. (a)	225,991	5,471
Veeva Systems, Inc. Class A (a)	34,792	6,330
Veracyte, Inc. (a)	5,260	108
Vertex Pharmaceuticals, Inc. (a)	142,064	38,815
Waters Corp. (a)	841	255
West Pharmaceutical Services, Inc.	24,984	7,872
Zoetis, Inc.	6,184	1,096
		226,976
Industrials (0.6%):
Leidos Holdings, Inc.	39,494	4,088
Uber Technologies, Inc. (a)	68,561	2,158
		6,246
Information Technology (52.1%):
Advanced Micro Devices, Inc. (a)	121,464	10,388
Ambarella, Inc. (a)	144,240	11,839
Applied Materials, Inc.	78,256	8,636
AppLovin Corp. Class A (a)	177,440	6,769
Arista Networks, Inc. (a)	55,315	6,393
Avalara, Inc. (a)	13,640	1,038
Avaya Holdings Corp. (a)	608,478	5,628
Backblaze, Inc. Class A (a)(d)	202,545	1,920
Block, Inc. (a)	53,198	5,295
Ceridian HCM Holding, Inc. (a)	74,071	4,158
Datadog, Inc. Class A (a)	57,156	6,903
Domo, Inc. Class B (a)	217,121	8,993
Dropbox, Inc. Class A (a)	500,479	10,885
Dynatrace, Inc. (a)	166,544	6,389
F5, Inc. (a)	48,168	8,064
Fair Isaac Corp. (a)	25,291	9,447
Five9, Inc. (a)	19,466	2,143

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
FleetCor Technologies, Inc. (a)	30,294	$7,559
Genpact Ltd.	144,287	5,811
Gitlab, Inc. Class A (a)(d)	96,834	4,641
Global Payments, Inc.	86,516	11,851
GoDaddy, Inc. Class A (a)	188,321	15,218
Guidewire Software, Inc. (a)	38,790	3,372
HashiCorp., Inc. Class A (a)(d)	199,325	9,384
Ichor Holdings Ltd. (a)	201,088	5,854
Impinj, Inc. (a)	328,412	16,178
KLA Corp.	27,101	8,652
Lam Research Corp.	24,089	11,220
Lattice Semiconductor Corp. (a)	281,815	13,538
MACOM Technology Solutions Holdings, Inc. (a)	488,644	24,896
Marvell Technology, Inc.	329,145	19,117
MaxLinear, Inc. (a)	116,091	5,557
Micron Technology, Inc.	105,050	7,163
Microsoft Corp.	401,144	111,326
MKS Instruments, Inc.	133,641	15,232
Monolithic Power Systems, Inc.	35,526	13,935
NVIDIA Corp.	62,826	11,652
Okta, Inc. (a)	18,099	2,159
Palo Alto Networks, Inc. (a)	9,146	5,134
Paycom Software, Inc. (a)	46,932	13,210
Qualtrics International, Inc. Class A (a)	97,204	1,802
Rapid7, Inc. (a)	22,963	2,193
RingCentral, Inc. Class A (a)	26,297	2,231
Salesforce, Inc. (a)	52,866	9,301
SentinelOne, Inc. Class A (a)	41,920	1,395
ServiceNow, Inc. (a)	54,242	25,933
Shift4 Payments, Inc. Class A (a)	105,487	5,534
SiTime Corp. (a)	28,079	4,733
Snowflake, Inc. Class A (a)	13,299	2,280
Teradyne, Inc.	81,645	8,610
Texas Instruments, Inc.	104,895	17,858
Twilio, Inc. Class A (a)	93,570	10,463
UiPath, Inc. Class A (a)	87,408	1,559
Varonis Systems, Inc. (a)	508,784	21,980
Visa, Inc. Class A	126,017	26,858
WEX, Inc. (a)	37,277	6,197
Workday, Inc. Class A (a)	42,644	8,815
		615,289
Materials (0.1%):
Kronos Bio, Inc. (a)	274,220	1,297
		1,073,990
Total Common Stocks (Cost $988,906)		1,160,253

Rights (0.0%)
United States (0.0%):
Health Care (0.0%):
Contra Clementia Pharmaceuticals (a)(b)(f)	14,251	—
Total Rights (Cost $19)		—

Warrants (0.0%)(c)
United States (0.0%):
Health Care (0.0%):
Nuvation Bio, Inc.	165,496	126

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Regulus Therapeutics, Inc. (a)(b)(i)(j)	4,702,574	$—	(g)
		126
Total Warrants (Cost $588)		126

Collateral for Securities Loaned (3.7%)^
United States (3.7%):
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.19% (h)	7,705,594	7,706
Goldman Sachs Financial Square Government Fund, Institutional Shares, 0.31% (h)	487,478	487
HSBC US Government Money Market Fund, I Shares, 0.31% (h)	8,728,862	8,729
Invesco Government & Agency Portfolio, Institutional Shares, 0.36% (h)	27,709,848	27,710
Total Collateral for Securities Loaned (Cost $44,632)		44,632
Total Investments (Cost $1,034,145) — 102.0%		1,205,011
Liabilities in excess of other assets — (2.0)%		(24,199)
NET ASSETS - 100.00%		$1,180,812

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At April 30, 2022, illiquid securities were 0.7% of the Fund's net assets.
(c)	Amount represents less than 0.05% of net assets.
(d)	All or a portion of this security is on loan.
(e)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of April 30, 2022, the fair value of these securities was $4,488 thousands and amounted to 0.4% of net assets.
(f)	Security was fair valued based using significant unobservable inputs as of April 30, 2022.
(g)	Rounds to less than $1 thousand.
(h)	Rate disclosed is the daily yield on April 30, 2022.
(i)	Restricted security that is not registered under the Securities Act of 1933.
(j)	The following table details the acquisition date and cost of the Fund’s restricted securities at April 30, 2022 (amount in thousands):

Security Name	Acquisition Date	Cost
Regulus Therapeutics, Inc.	12/3/2020	$588

ADR—American Depositary Receipt
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Short-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (28.5%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (a)	$5,500	$4,970
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85%, 6/15/26, Callable 6/13/23 @ 100 (a)	3,000	2,984
American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 6/12/25, Callable 2/12/23 @ 100 (a)	5,375	5,408
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 6/12/25, Callable 2/12/23 @ 100 (a)	2,858	2,864
American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.89%, 9/12/25, Callable 4/12/23 @ 100 (a)	700	700
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class D, 3.08%, 12/18/23, Callable 6/18/22 @ 100	1,764	1,765
AMSR Trust, Series 2021-SFR1, Class A, 1.95%, 6/17/38 (a)	2,000	1,776
AMSR Trust, Series 2021-SFR1, Class B, 2.15%, 6/17/38 (a)	2,000	1,744
AMSR Trust, Series 2021-SFR1, Class C, 2.35%, 6/17/38 (a)	1,200	1,039
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100 (a)	2,162	2,036
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 9/20/25 @ 100 (a)	2,375	2,301
ARI Fleet Lease Trust, Series 2022-A, Class A2, 3.12%, 1/15/31, Callable 6/15/25 @ 100 (a)	2,000	1,993
ARI Fleet Lease Trust, Series 2021-A, Class A3, 0.68%, 3/15/30, Callable 7/15/24 @ 100 (a)	2,550	2,398
ARI Fleet Lease Trust, Series 2020-A, Class B, 2.06%, 11/15/28, Callable 1/15/23 @ 100 (a)	1,470	1,460
ARI Fleet Lease Trust, Series 2019-A, Class A3, 2.53%, 11/15/27, Callable 12/15/22 @ 100 (a)	5,000	4,990
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 6/15/25 @ 100 (a)	1,524	1,511
ARI Fleet Lease Trust, Series 2021-A, Class B, 1.13%, 3/15/30, Callable 7/15/24 @ 100 (a)	2,650	2,414
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 1/15/23 @ 100 (a)	2,250	2,243
Atalaya Equipment Leasing Trust, Series 2022-1A, Class B, 2.08%, 2/15/27, Callable 10/15/24 @ 100 (a)	2,467	2,355
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.68%, 8/20/26, Callable 9/20/25 @ 100 (a)	4,000	3,768
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26, Callable 4/20/25 @ 100 (a)	5,000	4,812
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class C, 4.73%, 9/20/24, Callable 10/20/23 @ 100 (a)	2,500	2,503
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25, Callable 10/20/24 @ 100 (a)	3,300	3,253
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class B, 3.33%, 3/20/24, Callable 4/20/23 @ 100 (a)	2,000	1,998
Bank of The West Auto Trust, Series 2018-1, Class A4, 3.59%, 12/15/23, Callable 5/15/22 @ 100 (a)	1,218	1,219
Bank of The West Auto Trust, Series 2019-1, Class B, 2.76%, 1/15/25, Callable 4/15/23 @ 100 (a)	3,300	3,287
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 4/15/23 @ 100 (a)	1,400	1,391
Bank of The West Auto Trust, Series 2019-1, Class A4, 2.51%, 10/15/24, Callable 4/15/23 @ 100 (a)	7,500	7,499
California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.33%, 4/15/25, Callable 8/15/22 @ 100	3,531	3,550
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class C, 2.49%, 5/19/26, Callable 8/19/23 @ 100 (a)	2,405	2,359

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Canadian Pacer Auto Receivables Trust, Series 2021-1A, Class C, 1.46%, 12/20/27, Callable 8/19/24 @ 100 (a)	$3,594	$3,285
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class B, 2.00%, 7/21/25, Callable 8/19/23 @ 100 (a)	2,000	1,966
CARDS II Trust, Series 2021-1A, Class A, 0.60%, 4/15/27 (a)	9,200	8,726
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 10/15/23 @ 100	3,188	3,128
CarMax Auto Owner Trust, Series 2022-A3, Class A3, 3.49%, 2/16/27, Callable 4/15/26 @ 100	2,000	2,006
CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25, Callable 8/15/23 @ 100	5,163	5,074
CarMax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 1/15/23 @ 100	1,923	1,932
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 11/15/23 @ 100	1,806	1,791
CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27, Callable 11/15/23 @ 100	3,127	3,203
CarMax Auto Owner Trust, Series 2018-2, Class D, 3.99%, 4/15/25, Callable 5/15/22 @ 100	800	801
CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25, Callable 10/15/23 @ 100	3,270	3,189
CarMax Auto Owner Trust, Series 2021-4, Class D, 1.48%, 3/15/28, Callable 9/15/24 @ 100	4,719	4,338
CarNow Auto Receivables Trust, Series 2021-1A, Class A, 0.97%, 10/15/24, Callable 11/15/23 @ 100 (a)	584	582
CarNow Auto Receivables Trust, Series 2021-1A, Class B, 1.38%, 2/17/26, Callable 11/15/23 @ 100 (a)	1,094	1,083
CARS LP, Series 2020-1A, Class A1, 2.69%, 2/15/50, Callable 2/15/23 @ 100 (a)	3,897	3,774
CARS-DB5 LP, Series 2021-1A, Class A1, 1.44%, 8/15/51, Callable 8/15/24 @ 100 (a)	1,919	1,712
Carvana Auto Receivables Trust, Series 2021-N3, Class B, 0.66%, 6/12/28, Callable 12/10/24 @ 100	4,890	4,816
Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.02%, 6/12/28, Callable 12/10/24 @ 100	1,750	1,697
Carvana Auto Receivables Trust, Series 2021-N1, Class B, 1.09%, 1/10/28, Callable 6/10/24 @ 100	1,339	1,290
Carvana Auto Receivables Trust, Series 2021-N3, Class A2, 1.11%, 6/12/28, Callable 12/10/24 @ 100	3,500	3,316
Carvana Auto Receivables Trust, Series 2019-3A, Class D, 3.04%, 4/15/25, Callable 6/15/24 @ 100 (a)	3,000	2,991
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 3/10/28, Callable 10/10/24 @ 100	1,288	1,238
Carvana Auto Receivables Trust, Series 2021-N2, Class D, 1.27%, 3/10/28, Callable 10/10/24 @ 100	3,760	3,561
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 6/10/24 @ 100	1,824	1,785
Carvana Auto Receivables Trust, Series 2020-P1, Class D, 1.82%, 9/8/27, Callable 6/8/24 @ 100	1,318	1,218
Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.97%, 3/10/28, Callable 10/10/24 @ 100	1,250	1,164
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.07%, 3/10/28, Callable 10/10/24 @ 100	1,500	1,444
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/25, Callable 7/15/24 @ 100 (a)	2,000	2,002
Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28, Callable 6/10/24 @ 100	2,750	2,674
Carvana Auto Receivables Trust, Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 6/10/24 @ 100	1,109	1,071

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
CCG Receivables Trust, Series 2019-1, Class C, 3.57%, 9/14/26, Callable 9/14/22 @ 100 (a)	$875	$878
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/26, Callable 9/14/22 @ 100 (a)	3,776	3,785
CCG Receivables Trust, Series 2019-2, Class B, 2.55%, 3/15/27, Callable 3/14/23 @ 100 (a)	3,500	3,480
CF Hippolyta LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 3/15/24 @ 100 (a)	2,894	2,635
Chase Auto Credit Linked Notes, Series 2020-1, Class D, 1.89%, 1/25/28, Callable 12/25/23 @ 100 (a)	381	378
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.99%, 1/25/28, Callable 12/25/23 @ 100 (a)	2,391	2,366
Chase Auto Credit Linked Notes, Series 2020-1, Class C, 1.39%, 1/25/28, Callable 12/25/23 @ 100 (a)	931	924
Chesapeake Funding II LLC, Series 1A, Class A1, 0.47%, 4/15/33, Callable 11/15/23 @ 100 (a)	2,062	2,013
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 4/15/31, Callable 5/15/22 @ 100 (a)	3,193	3,193
Chesapeake Funding LLC, Series 2019-1A, Class B, 3.11%, 4/15/31, Callable 5/15/22 @ 100 (a)	6,000	6,000
CNH Equipment Trust, Series 2022-A, Class A3, 2.94%, 7/15/27, Callable 12/15/26 @ 100	1,000	985
College Loan Corp. Trust, Series 2005-2, Class B, 1.53% (LIBOR03M+49bps), 1/15/37, Callable 10/15/28 @ 100 (b)	1,008	960
Conn's Receivables Funding LLC, Series 2020-A, Class A, 1.71%, 6/16/25, Callable 7/15/22 @ 100 (a)	108	108
Conn's Receivables Funding LLC, Series 2021-A, Class A, 1.05%, 5/15/26, Callable 8/15/23 @ 100 (a)	2,462	2,429
Conn's Receivables Funding LLC, Series 2021-A, Class B, 2.87%, 5/15/26, Callable 8/15/23 @ 100.25 (a)	1,350	1,335
CPS Auto Receivables Trust, Series 2020-C, Class B, 1.01%, 1/15/25, Callable 10/15/23 @ 100 (a)	540	540
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88%, 8/15/28, Callable 6/15/26 @ 100 (a)	2,000	1,987
CPS Auto Receivables Trust, Series 2018-D, Class E, 5.82%, 6/16/25, Callable 3/15/23 @ 100 (a)	5,000	5,084
CPS Auto Receivables Trust, Series 2021-C, Class B, 0.84%, 7/15/25, Callable 6/15/24 @ 100 (a)	5,000	4,895
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/29, Callable 10/15/23 @ 100 (a)	4,000	3,902
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 5/15/30, Callable 11/15/24 @ 100 (a)	1,455	1,392
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.86%, 1/16/29, Callable 7/15/23 @ 100 (a)	8,330	8,280
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 2/15/30, Callable 12/15/24 @ 100 (a)	2,000	1,923
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class C, 3.06%, 3/15/29, Callable 7/15/23 @ 100 (a)	2,625	2,589
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.38%, 11/15/28, Callable 7/15/23 @ 100 (a)	992	992
Credit Acceptance Auto Loan Trust, Series 2021-4, Class A, 1.26%, 10/15/30, Callable 4/15/25 @ 100 (a)	667	633
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63%, 9/16/30, Callable 11/15/24 @ 100 (a)	3,000	2,788
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class B, 1.38%, 7/15/30, Callable 11/15/24 @ 100 (a)	1,000	936
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25 @ 100 (a)	640	597
Credit Acceptance Auto Loan Trust, Series 2021-4, Class C, 1.94%, 2/18/31, Callable 4/15/25 @ 100 (a)	1,000	926

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29, Callable 10/15/23 @ 100 (a)	$2,059	$2,031
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24, Callable 5/20/24 @ 100 (a)	633	627
Crossroads Asset Trust, Series 2021-A, Class B, 1.12%, 6/20/25, Callable 5/20/24 @ 100 (a)	1,350	1,308
Dell Equipment Finance Trust, Series 2022-1, Class B, 2.72%, 8/23/27, Callable 8/22/24 @ 100 (a)	1,550	1,519
Dell Equipment Finance Trust, Series 2019-2, Class C, 2.18%, 10/22/24, Callable 7/22/22 @ 100 (a)	2,700	2,700
Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27, Callable 4/22/24 @ 100 (a)	2,188	2,059
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 10/22/22 @ 100 (a)	1,884	1,885
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/26, Callable 4/22/23 @ 100 (a)	2,125	2,087
Dell Equipment Finance Trust, Series 2020-2, Class C, 1.37%, 1/22/24, Callable 4/22/23 @ 100 (a)	4,000	3,912
Dell Equipment Finance Trust, Series 2020-1, Class B, 2.98%, 4/24/23, Callable 10/22/22 @ 100 (a)	775	776
Dell Equipment Finance Trust, Series 2020-2, Class A3, 0.57%, 10/23/23, Callable 4/22/23 @ 100 (a)	1,000	989
Dell Equipment Finance Trust, Series 2020-2, Class B, 0.92%, 11/22/23, Callable 4/22/23 @ 100 (a)	3,000	2,931
Diamond Infrastructure Funding LLC, Series 2021-1A, Class B, 2.36%, 4/15/49, Callable 9/20/25 @ 100 (a)	3,000	2,686
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable 9/20/25 @ 100 (a)	3,333	2,952
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100 (a)	3,273	2,973
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33, Callable 2/20/24 @ 100 (a)	1,095	1,050
Diamond Resorts Owner Trust, Series 2021-1A, Class A, 1.51%, 11/21/33, Callable 2/20/24 @ 100 (a)	1,898	1,801
DLLST 2022-1 LLC, Series 2022-1A, Class A4, 3.69%, 9/20/28, Callable 7/20/25 @ 100 (a)(f)	3,000	3,001
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class B, 0.98%, 12/11/34 (a)	4,423	4,207
Donlen Fleet Lease Funding LLC, Series 2, Class C, 1.20%, 12/11/34 (a)	5,000	4,678
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 9/15/23 @ 100 (c)	3,542	3,460
Drive Auto Receivables Trust, Series 2018-3, Class D, 4.30%, 9/16/24, Callable 9/15/22 @ 100	729	733
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65%, 7/15/25, Callable 9/15/23 @ 100	3,750	3,729
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 10/15/22 @ 100	985	989
Drive Auto Receivables Trust, Series 2018-2, Class D, 4.14%, 8/15/24, Callable 8/15/22 @ 100	873	876
DT Auto Owner Trust, Series 2019-4A, Class C, 2.73%, 7/15/25, Callable 10/15/23 @ 100 (a)	3,230	3,231
DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, 3/15/24, Callable 8/15/22 @ 100 (a)	430	431
DT Auto Owner Trust, Series 2021-3A, Class B, 0.58%, 11/17/25, Callable 2/15/25 @ 100 (a)	5,350	5,158
DT Auto Owner Trust, Series 2021-3A, Class C, 0.87%, 5/17/27, Callable 2/15/25 @ 100 (a)	3,125	2,937
Encina Equipment Finance LLC, Series 2021-1A, Class A2, 0.74%, 12/15/26, Callable 11/15/23 @ 100 (a)	877	860

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Encina Equipment Finance LLC, Series 2021-1A, Class C, 1.39%, 6/15/27, Callable 11/15/23 @ 100 (a)	$846	$805
Encina Equipment Finance LLC, Series 2021-1A, Class B, 1.21%, 2/16/27, Callable 11/15/23 @ 100 (a)	713	682
Encina Equipment Finance LLC, Series 2021-1A, Class D, 1.69%, 11/15/27, Callable 11/15/23 @ 100 (a)	1,538	1,443
Enterprise Fleet Financing LLC, Series 2019-1, Class A3, 3.07%, 10/20/24, Callable 6/20/22 @ 100 (a)	1,000	1,002
Enterprise Fleet Financing LLC, Series 2022-1, Class A2, 3.03%, 1/20/28, Callable 8/20/25 @ 100 (a)	1,500	1,489
Enterprise Fleet Financing LLC, Series 2021-1, Class A2, 0.44%, 12/21/26, Callable 7/20/24 @ 100 (a)	2,381	2,318
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25, Callable 7/20/23 @ 100 (a)	2,050	2,010
Evergreen Credit Card Trust, Series 2019-2, Class B, 2.27%, 9/15/24 (a)	3,562	3,567
Evergreen Credit Card Trust, Series 2021-1A, Class A, 0.90%, 10/15/26 (a)	3,500	3,312
Exeter Automobile Receivables Trust, Series 2018-3, Class D, 4.35%, 6/17/24, Callable 2/15/23 @ 100 (a)	1,193	1,199
Exeter Automobile Receivables Trust, Series 2019-3, Class C, 2.79%, 5/15/24, Callable 7/15/23 @ 100 (a)	641	642
Exeter Automobile Receivables Trust, Series 2019-4, Class C, 2.44%, 9/16/24, Callable 10/15/23 @ 100 (a)	1,462	1,463
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65%, 10/15/26, Callable 12/15/26 @ 100	2,000	1,988
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25, Callable 10/15/23 @ 100 (a)	2,993	2,996
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11%, 8/15/25, Callable 7/15/23 @ 100 (a)	5,000	4,984
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 1/15/24 @ 100	2,361	2,343
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 6/15/26, Callable 3/15/24 @ 100	3,000	2,903
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 11/15/22 @ 100 (a)	3,900	3,945
First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.71%, 12/15/25, Callable 6/15/23 @ 100 (a)	7,403	7,381
First Investors Auto Owner Trust, Series 2019-2, Class B, 2.47%, 1/15/25, Callable 6/15/23 @ 100 (a)	2,595	2,596
First Investors Auto Owner Trust, Series 2020-1A, Class B, 1.85%, 2/17/26, Callable 5/15/23 @ 100 (a)	3,454	3,452
First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.55%, 4/15/25, Callable 12/15/22 @ 100 (a)	1,450	1,453
First Investors Auto Owner Trust, Series 2020-1A, Class C, 2.55%, 2/17/26, Callable 5/15/23 @ 100 (a)	5,000	4,996
FirstKey Homes Trust, Series 2021-SFR3, Class C, 2.54%, 12/17/38 (a)	1,750	1,601
FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.44%, 12/17/38 (a)	1,000	913
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.14%, 12/17/38 (a)	1,000	906
FirstKey Homes Trust, Series 2021-SFR1, Class B, 1.79%, 8/17/38 (a)	3,000	2,696
FirstKey Homes Trust, Series 2021-SFR1, Class C, 1.89%, 8/17/38 (a)	3,000	2,682
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/38 (a)	2,308	2,052
Flagship Credit Auto Trust, Series 2020-4, Class B, 1.00%, 10/15/25, Callable 1/15/24 @ 100 (a)	3,750	3,697
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 10/15/23 @ 100 (a)	5,000	5,109
Flagship Credit Auto Trust, Series 2021-1, Class B, 0.68%, 2/16/27, Callable 1/15/24 @ 100 (a)	3,100	3,028
Flagship Credit Auto Trust, Series 2021-1, Class C, 0.91%, 3/15/27, Callable 1/15/24 @ 100 (a)	2,700	2,582

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Flagship Credit Auto Trust, Series 2017-3, Class E, 5.26%, 10/15/24, Callable 6/15/22 @ 100 (a)	$5,150	$5,168
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 5/15/25, Callable 12/15/23 @ 100 (a)	3,000	2,995
Flagship Credit Auto Trust, Series 2019-4, Class E, 4.11%, 3/15/27, Callable 1/15/24 @ 100 (a)	2,765	2,708
Flagship Credit Auto Trust, Series 2021-3, Class B, 0.95%, 7/15/27, Callable 8/15/24 @ 100 (a)	3,300	3,091
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100 (a)	5,000	4,720
Ford Credit Auto Lease Trust, Series 2022-A, Class B, 3.81%, 8/15/25, Callable 11/15/24 @ 100	1,286	1,284
Ford Credit Auto Lease Trust, Series 2021-A, Class C, 0.78%, 9/15/25, Callable 4/15/23 @ 100	1,250	1,212
Ford Credit Auto Lease Trust, Series 2020-A, Class B, 2.05%, 6/15/23, Callable 7/15/22 @ 100	5,000	5,001
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @ 100 (a)	2,667	2,552
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	5,000	4,762
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100 (a)	5,000	4,753
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.83%, 12/15/26, Callable 8/15/25 @ 100 (a)	1,200	1,158
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 6/15/23 @ 100 (a)	2,344	2,259
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class B, 2.15%, 5/17/27, Callable 8/15/25 @ 100 (a)	2,000	1,890
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class C, 1.02%, 9/15/26, Callable 6/15/23 @ 100 (a)	1,325	1,253
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class A3, 0.81%, 5/15/26, Callable 12/15/23 @ 100 (a)	4,300	4,141
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class A3, 0.64%, 7/15/25, Callable 6/15/23 @ 100 (a)	2,571	2,545
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class B, 1.31%, 7/15/27, Callable 12/15/23 @ 100 (a)	5,749	5,396
FRTKL, Series 2021-SFR1, Class B, 1.72%, 9/17/38 (a)	1,500	1,345
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class B, 0.78%, 11/17/25, Callable 7/15/24 @ 100 (a)	2,750	2,647
GLS Auto Receivables Issuer Trust, Series 4A, Class B, 1.53%, 4/15/26, Callable 10/15/25 @ 100 (a)	1,000	961
GLS Auto Receivables Issuer Trust, Series 4A, Class A, 0.84%, 7/15/25, Callable 10/15/25 @ 100 (a)	1,549	1,528
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class C, 1.11%, 9/15/26, Callable 7/15/24 @ 100 (a)	3,611	3,380
GLS Auto Receivables Issuer Trust, Series 2A, Class C, 4.57%, 4/15/26, Callable 8/15/23 @ 100 (a)	1,250	1,255
GLS Auto Receivables Issuer Trust, Series 2020-3A, Class B, 1.38%, 8/15/24, Callable 10/15/23 @ 100 (a)	1,315	1,315
GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.14%, 11/17/25, Callable 10/15/23 @ 100 (a)	1,781	1,750
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class B, 0.82%, 4/15/25, Callable 11/15/23 @ 100 (a)	2,500	2,484
GLS Auto Receivables Trust, Series 2021-2A, Class C, 1.08%, 6/15/26, Callable 3/15/24 @ 100 (a)	3,043	2,898
GLS Auto Receivables Trust, Series 2022-1A, Class B, 2.84%, 5/15/26, Callable 8/15/26 @ 100 (a)	1,000	983
GLS Auto Receivables Trust, Series 2021-2A, Class B, 0.77%, 9/15/25, Callable 3/15/24 @ 100 (a)	5,000	4,890

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
GM Financial Automobile Leasing Trust, Series 2020-3, Class B, 0.76%, 10/21/24, Callable 2/20/23 @ 100	$2,000	$1,964
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56%, 7/22/24, Callable 12/20/22 @ 100	1,625	1,615
GM Financial Automobile Leasing Trust, Series 2020-1, Class B, 1.84%, 12/20/23, Callable 7/20/22 @ 100	3,261	3,262
GM Financial Automobile Leasing Trust, Series 2020-3, Class C, 1.11%, 10/21/24, Callable 2/20/23 @ 100	1,786	1,745
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class C, 3.07%, 11/18/24, Callable 11/16/22 @ 100	2,000	2,004
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25, Callable 10/16/23 @ 100	1,500	1,476
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class C, 1.31%, 10/15/25 (a)	2,250	2,170
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class B, 0.96%, 10/15/25 (a)	1,750	1,677
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 8/15/28 (a)	5,000	4,575
Great American Auto Leasing, Inc., Series 2019-1, Class A4, 3.21%, 2/18/25, Callable 12/15/22 @ 100 (a)	832	834
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class B, 2.00%, 2/16/26, Callable 12/15/23 @ 100 (a)	1,090	1,064
Hertz Vehicle Financing III LLC, Series 2022-3A, Class A, 3.37%, 3/25/25, Callable 3/25/24 @ 100 (a)	2,000	1,986
Hertz Vehicle Financing III LLC, Series 2022-1A, Class C, 2.63%, 6/25/26, Callable 6/25/25 @ 100 (a)	2,700	2,529
Hertz Vehicle Financing III LLC, Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100 (a)	2,250	2,111
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 1.99%, 6/25/26, Callable 6/25/25 @ 100 (a)	1,000	943
Hertz Vehicle Financing LLC, Series 2022-4A, Class A, 3.73%, 9/25/26, Callable 9/25/25 @ 100 (a)	2,000	1,976
HPEFS Equipment Trust, Series 2020-1A, Class C, 2.03%, 2/20/30, Callable 2/20/23 @ 100 (a)	2,851	2,841
HPEFS Equipment Trust, Series 2020-2A, Class B, 1.20%, 7/22/30, Callable 3/20/23 @ 100 (a)	4,167	4,147
HPEFS Equipment Trust, Series 2020-2A, Class C, 2.00%, 7/22/30, Callable 3/20/23 @ 100 (a)	3,400	3,380
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 8/20/22 @ 100 (a)	850	851
HPEFS Equipment Trust, Series 2021-2A, Class D, 1.29%, 3/20/29, Callable 7/20/24 @ 100 (a)	2,719	2,568
HPEFS Equipment Trust, Series 2019-1A, Class D, 2.72%, 9/20/29, Callable 8/20/22 @ 100 (a)	3,000	3,001
HPEFS Equipment Trust, Series 2021-1A, Class C, 0.75%, 3/20/31, Callable 3/20/24 @ 100 (a)	2,500	2,402
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 3/20/24 @ 100 (a)	3,700	3,517
HPEFS Equipment Trust, Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 7/20/24 @ 100 (a)	3,843	3,657
JPMorgan Chase Bank NA, Series 2021-2, Class D, 1.14%, 12/26/28, Callable 8/25/24 @ 100 (a)	816	791
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 9/25/24 @ 100 (a)	4,744	4,643
JPMorgan Chase Bank NA, Series 2020-2, Class D, 1.49%, 2/25/28, Callable 4/25/24 @ 100 (a)	2,840	2,798
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 8/25/24 @ 100 (a)	1,596	1,556
JPMorgan Chase Bank NA, Series 2021-1, Class C, 1.02%, 9/25/28, Callable 9/25/24 @ 100 (a)	1,779	1,741

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.17%, 9/25/28, Callable 9/25/24 @ 100 (a)	$2,359	$2,309
JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.01%, 2/26/29, Callable 11/25/24 @ 100 (a)	2,348	2,268
JPMorgan Chase Bank NA, Series 2020-2, Class B, 0.84%, 2/25/28, Callable 4/25/24 @ 100 (a)	1,613	1,588
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 4/25/24 @ 100 (a)	807	795
Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.96%, 3/15/24, Callable 9/15/23 @ 100 (a)	2,762	2,753
Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 10/15/25 @ 100 (a)	2,000	1,953
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 6/15/24 @ 100 (a)	3,000	2,803
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30%, 8/17/26, Callable 6/15/24 @ 100 (a)	2,133	2,087
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 6/15/24 @ 100 (a)	3,000	2,866
Master Credit Card Trust, Series 2018-1A, Class C, 3.74%, 7/21/24 (a)	1,750	1,758
Master Credit Card Trust, Series 2020-1A, Class B, 2.27%, 9/21/24 (a)	833	829
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (a)	4,151	3,917
Master Credit Card Trust, Series 2021-1A, Class B, 0.79%, 11/21/25 (a)	1,346	1,271
Master Credit Card Trust, Series 2020-1A, Class C, 2.59%, 9/21/24 (a)	2,125	2,107
MMAF Equipment Finance LLC, Series 2020-BA, Class A5, 0.85%, 4/14/42, Callable 4/14/25 @ 100 (a)	5,000	4,645
MMAF Equipment Finance LLC, Series 2022-A, Class A3, 3.20%, 1/13/28 (a)	2,000	1,981
MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41, Callable 4/20/27 @ 100 (a)	1,632	1,516
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 4/20/27 @ 100 (a)	1,560	1,434
MVW Owner Trust, Series 2018-1A, Class A, 3.45%, 1/21/36, Callable 2/20/24 @ 100 (a)	4,436	4,407
MVW Owner Trust, Series 2017-1A, Class A, 2.42%, 12/20/34, Callable 7/20/23 @ 100 (a)	424	413
Nelnet Student Loan Trust, Series 2005-3, Class B, 1.21% (LIBOR03M+28bps), 9/22/37, Callable 6/22/22 @ 100 (b)	1,048	1,046
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100 (a)	1,466	1,327
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (a)	4,516	4,052
NMEF Funding LLC, Series 2021-A, Class A2, 0.81%, 12/15/27, Callable 7/15/24 @ 100 (a)	3,777	3,716
NMEF Funding LLC, Series 2021-A, Class B, 1.85%, 12/15/27, Callable 7/15/24 @ 100 (a)	4,000	3,798
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 5/20/22 @ 100 (a)	1,675	1,637
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	4,145	3,755
Oscar U.S. Funding XII LLC, Series 1A, Class A3, 0.70%, 4/10/25, Callable 1/10/25 @ 100 (a)	3,245	3,141
Oscar U.S. Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28, Callable 1/10/25 @ 100 (a)	7,500	6,995
Oscar U.S. Funding XIII LLC, Series 2021-2A, Class A3, 0.86%, 9/10/25, Callable 5/10/25 @ 100 (a)	5,000	4,771
Oscar U.S. Funding XIII LLC, Series 2021-2A, Class A4, 1.27%, 9/11/28, Callable 5/10/25 @ 100 (a)	8,100	7,517
Oscar U.S. Funding XIV LLC, Series 2022-1A, Class A3, 2.30%, 4/10/26, Callable 3/10/26 @ 100 (a)	2,000	1,945
Pawnee Equipment Receivables LLC, Series 2020-1, Class A, 1.37%, 11/17/25, Callable 1/15/24 @ 100 (a)	2,659	2,634

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Pawnee Equipment Receivables LLC, Series 2019-1, Class A2, 2.29%, 10/15/24, Callable 4/15/23 @ 100 (a)	$771	$771
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable 8/15/25 @ 100 (a)	1,637	1,531
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%, 1/15/26, Callable 1/15/24 @ 100 (a)	930	905
Pawnee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 7/15/27, Callable 8/15/25 @ 100 (a)	2,182	2,105
Prestige Auto Receivables Trust, Series 2019-1A, Class B, 2.53%, 1/16/24, Callable 12/15/22 @ 100 (a)	228	228
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01%, 8/15/25, Callable 12/15/22 @ 100 (a)	5,000	5,003
Prestige Auto Receivables Trust, Series 2018-1A, Class C, 3.75%, 10/15/24, Callable 10/15/22 @ 100 (a)	2,322	2,324
Prestige Auto Receivables Trust, Series 2018-1A, Class D, 4.14%, 10/15/24, Callable 10/15/22 @ 100 (a)	3,000	3,020
Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.31%, 11/16/26, Callable 6/15/23 @ 100 (a)	4,001	3,972
Progress Residential Trust, Series 2021-SFR4, Class B, 1.81%, 5/17/38 (a)	4,500	4,056
Progress Residential Trust, Series 2021-SFR5, Class C, 1.81%, 7/17/38 (a)	1,500	1,370
Progress Residential Trust, Series 2021-SFR5, Class B, 1.66%, 7/17/38 (a)	2,400	2,164
Progress Residential Trust, Series 2021-SFR2, Class B, 1.80%, 4/19/38 (a)	6,850	6,202
Progress Residential Trust, Series 2021-SFR6, Class B, 1.75%, 7/17/38, Callable 7/17/26 @ 100 (a)	2,813	2,527
Santander Bank NA, Series 2021-1A, Class C, 3.27%, 12/15/31, Callable 9/15/24 @ 100 (a)	610	597
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 9/15/24 @ 100 (a)	2,418	2,363
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 4/15/26, Callable 5/15/24 @ 100 (a)	7,400	7,099
Santander Retail Auto Lease Trust, Series 2019-C, Class C, 2.39%, 11/20/23, Callable 10/20/22 @ 100 (a)	1,783	1,783
Santander Retail Auto Lease Trust, Series 2020-A, Class B, 1.88%, 3/20/24, Callable 3/20/23 @ 100 (a)	5,500	5,473
Santander Retail Auto Lease Trust, Series 2021-C, Class C, 1.11%, 3/20/26, Callable 6/20/24 @ 100 (a)	2,188	2,045
Santander Retail Auto Lease Trust, Series 2021-B, Class B, 0.84%, 6/20/25, Callable 4/20/24 @ 100 (a)	5,000	4,742
Santander Retail Auto Lease Trust, Series 2021-C, Class B, 0.83%, 3/20/26, Callable 6/20/24 @ 100 (a)	1,750	1,654
SCF Equipment Leasing LLC, Series 2020-1A, Class C, 2.60%, 8/21/28, Callable 10/20/24 @ 100 (a)	1,900	1,830
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 10/20/24 @ 100 (a)	3,824	3,682
SCF Equipment Leasing LLC, Series 2019-2, Class B, 2.76%, 8/20/26, Callable 12/20/24 @ 100 (a)	2,000	1,945
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 10/20/24 @ 100 (a)	8,192	8,095
Securitized Term Auto Receivables Trust, Series 2019-CRTA, Class C, 2.85%, 3/25/26, Callable 2/25/23 @ 100 (a)	576	575
Securitized Term Auto Receivables Trust, Series 2019-CRTA, Class B, 2.45%, 3/25/26, Callable 2/25/23 @ 100 (a)	403	402
Sierra Timeshare Receivables Funding LLC, Series 3A, Class A, 2.34%, 8/20/36, Callable 4/20/24 @ 100 (a)	3,572	3,498
Sierra Timeshare Receivables Funding LLC, Series 1A, Class A, 3.20%, 1/20/36, Callable 1/20/24 @ 100 (a)	1,719	1,706

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Synchrony Card Funding LLC, Series 2022-A1, Class A, 3.37%, 4/17/28	$880	$881
Synchrony Credit Card Master Note Trust, Series 2018-2, Class B, 3.67%, 5/15/26	510	513
Synchrony Credit Card Master Note Trust, Series 2017-2, Class C, 3.01%, 10/15/25	6,170	6,189
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	5,000	5,010
Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24, Callable 4/20/23 @ 100 (a)	2,750	2,700
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 4/23/23 @ 100 (a)	3,000	2,984
Tricolor Auto Securitization Trust, Series 2021-1A, Class B, 1.00%, 6/17/24, Callable 9/15/23 @ 100 (a)	4,250	4,195
Tricolor Auto Securitization Trust, Series 2021-1A, Class A, 0.74%, 4/15/24, Callable 9/15/23 @ 100 (a)	4,090	4,074
Tricon Residential 2022 Trust, Series 2022-SFR1, Class B, 4.20%, 4/17/39 (a)	1,000	973
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 5/17/22 @ 100 (a)	1,626	1,565
Unify Auto Receivables Trust, Series 2021-1A, Class A4, 0.98%, 7/15/26, Callable 11/15/23 @ 100 (a)	3,000	2,937
Unify Auto Receivables Trust, Series 2021-1A, Class B, 1.29%, 11/16/26, Callable 11/15/23 @ 100 (a)	3,000	2,911
United Auto Credit Securitization Trust, Series 2020-1, Class D, 2.88%, 2/10/25, Callable 8/10/22 @ 100 (a)	750	752
United Auto Credit Securitization Trust, Series 2020-1, Class C, 2.15%, 2/10/25, Callable 8/10/22 @ 100 (a)	483	483
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100 (a)	6,500	5,949
Volvo Financial Equipment LLC, Series 2020-1A, Class A4, 0.60%, 3/15/28, Callable 4/15/24 @ 100 (a)	1,750	1,654
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35, Callable 10/20/23 @ 100 (a)	2,824	2,747
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/23, Callable 7/15/22 @ 100 (a)	571	571
Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25, Callable 2/15/23 @ 100 (a)	4,000	4,010
Westlake Automobile Receivables Trust, Series 2020-1A, Class C, 2.52%, 4/15/25, Callable 6/15/23 @ 100 (a)	5,000	4,992
Westlake Automobile Receivables Trust, Series 2021-3A, Class D, 2.12%, 1/15/27, Callable 7/15/24 @ 100 (a)	1,000	945
Wheels Fleet Lease Funding LLC, Series 2022-1A, Class A, 2.47%, 10/18/36, Callable 9/18/24 @ 100 (a)	2,000	1,976
Wheels SPV 2 LLC, Series 2020-1A, Class A3, 0.62%, 8/20/29, Callable 2/20/24 @ 100 (a)	3,250	3,106
World Omni Auto Receivables Trust, Series 2018-D, Class B, 3.67%, 12/16/24, Callable 11/15/22 @ 100	2,000	2,012
World Omni Auto Receivables Trust, Series 2018-D, Class C, 3.87%, 8/15/25, Callable 11/15/22 @ 100	4,000	4,029
World Omni Automobile Lease Securitization Trust, Series 2022-A, Class A4, 3.34%, 6/15/27	1,500	1,496
World Omni Select Auto Trust, Series 2021-A, Class D, 1.44%, 11/15/27, Callable 1/15/24 @ 100	2,750	2,576
World Omni Select Auto Trust, Series 2020-A, Class B, 0.84%, 6/15/26, Callable 9/15/23 @ 100	5,750	5,598
World Omni Select Auto Trust, Series 2018-1A, Class D, 4.13%, 1/15/25, Callable 10/15/22 @ 100 (a)	754	755
Total Asset-Backed Securities (Cost $813,604)		785,623

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (7.0%)
American Money Management Corp., Series 2016-19A, Class AR, 2.18% (LIBOR03M+114bps), 10/16/28, Callable 7/15/22 @ 100 (a)(b)	$598	$597
Annisa CLO Ltd., Series 2016-2, Class AR, 2.16% (LIBOR03M+110bps), 7/20/31, Callable 7/20/22 @ 100 (a)(b)	3,000	2,975
BBCMS Mortgage Trust, Series 2020-BID, Class A, 2.69% (LIBOR01M+214bps), 10/15/37 (a)(b)	3,000	2,993
BBCMS Mortgage Trust, Series 2020-BID, Class B, 3.09% (LIBOR01M+254bps), 10/15/37 (a)(b)	5,000	4,986
BPR Trust, Series 2022-OANA, Class B, 2.80% (TSFR1M+245bps), 4/15/37 (a)(b)	3,000	2,987
BPR Trust, Series 2021-TY, Class B, 1.70% (LIBOR01M+115bps), 9/15/38 (a)(b)	750	715
BPR Trust, Series 2021-TY, Class D, 2.90% (LIBOR01M+235bps), 9/15/38 (a)(b)	1,313	1,265
BPR Trust, Series 2021-TY, Class C, 2.25% (LIBOR01M+170bps), 9/15/38 (a)(b)	2,712	2,632
BPR Trust, Series 2021-TY, Class A, 1.60% (LIBOR01M+105bps), 9/15/38 (a)(b)	3,731	3,662
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 1.50% (LIBOR01M+85bps), 9/15/36 (a)(b)	2,500	2,429
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 2.00% (LIBOR01M+145bps), 10/15/36 (a)(b)	2,550	2,528
CHT Mortgage Trust, Series 2017-CSMO, Class E, 3.55% (LIBOR01M+300bps), 11/15/36 (a)(b)	10,000	9,899
CHT Mortgage Trust, Series 2017-CSMO, Class C, 2.05% (LIBOR01M+150bps), 11/15/36 (a)(b)	9,500	9,447
CHT Mortgage Trust, Series 2017-CSMO, Class D, 2.80% (US0001M+225bps), 11/15/36 (a)(b)	800	793
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class B, 4.38%, 1/10/36 (a)	7,600	7,558
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, 5/10/36 (a)	7,338	7,351
COMM Mortgage Trust, Series 2014-277P, Class A, 3.73%, 8/10/49, Callable 8/10/24 @ 100 (a)(d)	13,670	13,519
COMM Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, 2/10/37, Callable 2/10/25 @ 100 (a)	5,620	5,396
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.46%, 7/10/50, Callable 6/10/25 @ 100 (d)	3,366	3,311
COMM Mortgage Trust, Series 2012-CR4, Class XA, 1.84%, 10/15/45, Callable 8/15/22 @ 100 (d)(e)	52,979	143
COMM Mortgage Trust, Series 2020-CBM, Class B, 3.10%, 2/10/37, Callable 2/10/25 @ 100 (a)	5,000	4,771
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 2/10/37, Callable 2/10/25 @ 100 (a)	6,875	6,529
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 5/10/25 @ 100 (d)	5,750	5,717
COMM Mortgage Trust, Series 2012-CR2, Class XA, 1.68%, 8/15/45, Callable 7/15/22 @ 100 (d)(e)	21,057	1
Credit Suisse Mortgage Capital Certificates, Series 2021-980M, Class A, 2.39%, 7/15/31 (a)	2,500	2,295
Extended Stay America Trust, Series 2021-ESH, Class C, 2.26% (LIBOR01M+170bps), 7/15/38 (a)(b)	2,485	2,461
Extended Stay America Trust, Series 2021-ESH, Class B, 1.94% (LIBOR01M+138bps), 7/15/38 (a)(b)	773	764
Extended Stay America Trust, Series 2021-ESH, Class A, 1.64% (LIBOR01M+108bps), 7/15/38 (a)(b)	1,988	1,961
Freddie Mac Multifamily Structured Pass Through Certificates, Series K023, Class X1, 1.32%, 8/25/22, Callable 5/25/22 @ 100 (d)(e)	61,570	127

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.64%, 12/25/49, Callable 11/25/23 @ 100 (a)(d)	$4,935	$4,895
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	13,530	13,497
GS Mortgage Securities Corp. Trust, Series 2017-SLP, Class A, 3.42%, 2/10/37 (a)	4,730	4,734
GS Mortgage Securities Corp. Trust, Series 2020-UPTN, Class A, 2.75%, 12/10/39, Callable 2/10/25 @ 100 (a)	2,000	1,916
GS Mortgage Securities Trust, Series 2012-GCJ9, Class XA, 2.07%, 11/10/45, Callable 11/10/22 @ 100 (d)(e)	19,675	49
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	8,824	8,485
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.67%, 12/15/47, Callable 2/15/23 @ 100 (d)	4,550	4,548
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class C, 4.21%, 1/15/46, Callable 7/15/23 @ 100 (d)	1,132	1,132
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class B, 4.21%, 1/15/46, Callable 6/15/23 @ 100 (c)(d)	4,212	4,239
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.37%, 12/15/47, Callable 2/15/23 @ 100	2,000	1,999
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class XA, 1.94%, 10/15/45, Callable 8/15/22 @ 100 (d)(e)	12,283	18
Life Mortgage Trust, Series 2021-BMR, Class B, 1.43% (LIBOR01M+88bps), 3/15/38 (a)(b)	2,949	2,854
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class XA, 1.72%, 11/15/45, Callable 6/15/22 @ 100 (a)(d)(e)	15,890	21
Morgan Stanley Capital I Trust, Series 2017-CLS, Class B, 1.40% (LIBOR01M+85bps), 11/15/34 (a)(b)	1,100	1,091
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 2.80% (LIBOR01M+130bps), 12/15/36 (a)(b)	3,846	3,809
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, 3.15% (LIBOR01M+260bps), 11/15/34 (a)(b)	1,000	987
Palmer Square Loan Funding Ltd., Series 2021-1A, Class A1, 1.96% (LIBOR03M+90bps), 4/20/29, Callable 7/20/22 @ 100 (a)(b)	974	970
Palmer Square Loan Funding Ltd., Series 2019-3, Class A1, 1.33% (LIBOR03M+85bps), 8/20/27, Callable 5/20/22 @ 100 (a)(b)	1,293	1,290
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A2, 1.83% (LIBOR03M+135bps), 2/20/28, Callable 5/20/22 @ 100 (a)(b)	4,600	4,577
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A1, 1.28% (LIBOR03M+80bps), 2/20/28, Callable 5/20/22 @ 100 (a)(b)	1,984	1,979
Race Point CLO Ltd., Series 2016-10A, Class A1R, 2.28% (LIBOR03M+110bps), 7/25/31, Callable 7/25/22 @ 100 (a)(b)	4,437	4,399
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43, Callable 2/25/23 @ 100 (a)(d)	663	615
SREIT Trust, Series 2021-MFP2, Class B, 1.73% (LIBOR01M+117bps), 11/15/36 (a)(b)	2,000	1,949
SREIT Trust, Series 2021-MFP2, Class C, 1.92% (US0001M+137bps), 11/15/36 (a)(b)	2,000	1,946
Stratus CLO Ltd., Series 2021-3A, Class A, 2.01% (LIBOR03M+95bps), 12/29/29 (a)(b)	1,968	1,954
Stratus CLO Ltd., Series 2021-3A, Class B, 2.61% (LIBOR03M+155bps), 12/29/29 (a)(b)	1,643	1,623
TTAN, Series 2021-MHC, Class C, 1.91% (LIBOR01M+140bps), 3/15/38 (a)(b)	2,992	2,902
TTAN, Series 2021-MHC, Class D, 2.31% (LIBOR01M+180bps), 3/15/38 (a)(b)	1,197	1,161
TTAN, Series 2021-MHC, Class B, 1.65% (LIBOR01M+115bps), 3/15/38 (a)(b)	2,223	2,159
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class XA, 1.95%, 8/10/49, Callable 9/10/22 @ 100 (a)(d)(e)	15,923	24

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class XA, 1.85%, 10/15/45, Callable 9/15/22 @ 100 (a)(d)(e)	$17,927	$25
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.86%, 3/15/48, Callable 3/15/23 @ 100 (d)	2,000	2,005
Total Collateralized Mortgage Obligations (Cost $198,649)		193,664

Preferred Stocks (0.2%)
Financials (0.2%):
Citigroup Capital, 7.60% (LIBOR03M+637bps), 10/30/40 (b)	200,000	5,422
Total Preferred Stocks (Cost $5,470)		5,422

Senior Secured Loans (1.6%)
Clean Harbors, Inc., Initial Term Loan, First Lien, 2.21% (LIBOR01M+175bps), 6/30/24 (b)	2,474	2,463
Delos Finance S.A.R.L., Loans, First Lien, 2.76% (LIBOR03M+175bps), 10/6/23 (b)	10,000	9,955
Flex Acquisition Co., Inc., 6/29/25 (f)(g)	3,000	2,993
Genpact International, Inc., Term Loan, First Loan, 1.83% (LIBOR01M+138bps), 8/9/23 (b)	8,846	8,780
Magallanes. Inc., Tranche 1 Commitment, First Lien, 1.70% (LIBOR01M+125bps), 12/4/22 (b)	13,500	13,348
Ortho-Clinical Diagnostics, Inc., Term Loan B New, First Lien, 3.45% (LIBOR01M+300bps), 6/30/25 (b)	3,000	2,991
Reynolds Consumer Products. Inc., Initial Term Loan, First Lien, 1.92% (LIBOR01M+175bps), 2/4/27 (b)(f)	1,994	1,961
Total Senior Secured Loans (Cost $42,783)		42,491

Corporate Bonds (39.2%)
Communication Services (1.0%):
AT&T, Inc., 3.90%, 3/11/24	10,000	10,191
DISH DBS Corp., 5.88%, 7/15/22	4,000	4,011
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 4.74%, 3/20/25, Callable 3/20/24 @ 100 (a)	4,224	4,270
TEGNA, Inc., 4.75%, 3/15/26, Callable 3/15/23 @ 102.38 (a)(c)(h)	3,000	2,979
T-Mobile USA, Inc.
2.63%, 4/15/26, Callable 4/15/23 @ 101.31 (c)	5,000	4,664
4.75%, 2/1/28, Callable 2/1/23 @ 102.38 (h)	2,641	2,607
		28,722
Consumer Discretionary (3.6%):
Association of American Medical Colleges
2.27%, 10/1/25	4,145	3,841
2.39%, 10/1/26	4,275	3,923
Daimler Trucks Finance North America LLC, 3.50%, 4/7/25 (a)	3,000	2,968
Duke University Health System, Inc., 2.26%, 6/1/26	700	652
Expedia Group, Inc., 6.25%, 5/1/25, Callable 2/1/25 @ 100 (a)	5,000	5,243
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (a)	2,000	1,833
Goodyear Tire Rubber Co. The, 9.50%, 5/31/25, Callable 5/31/22 @ 104.75	2,000	2,097
Horace Mann School, 2.48%, 7/1/22	2,500	2,499
Howard University
2.80%, 10/1/23	1,000	983
2.42%, 10/1/24	1,350	1,293
2.52%, 10/1/25	1,000	943
Lithia Motors, Inc., 4.63%, 12/15/27, Callable 12/15/22 @ 103.47 (a)(h)	5,718	5,518
Magallanes, Inc., 3.64%, 3/15/25 (a)	4,000	3,942
Murphy Oil USA, Inc., 5.63%, 5/1/27, Callable 6/6/22 @ 102.81	7,470	7,452

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Newell Brands, Inc., 4.10%, 4/1/23, Callable 2/1/23 @ 100	$4,957	$4,956
Nordstrom, Inc., 2.30%, 4/8/24, Callable 5/23/22 @ 100	10,000	9,588
QVC, Inc.
4.38%, 3/15/23 (h)	6,545	6,550
4.45%, 2/15/25, Callable 11/15/24 @ 100	10,000	9,694
Smithsonian Institution, 0.97%, 9/1/23	1,400	1,368
Sodexo, Inc., 1.63%, 4/16/26, Callable 3/16/26 @ 100 (a)(c)	10,000	9,117
Toll Brothers Finance Corp., 4.38%, 4/15/23, Callable 1/15/23 @ 100	5,169	5,208
Volkswagen Group of America Finance LLC, 3.13%, 5/12/23 (a)	5,000	5,000
YMCA of Greater New York, 2.30%, 8/1/26, Callable 5/1/26 @ 100	1,700	1,588
ZF North America Capital, Inc., 4.75%, 4/29/25 (a)(h)	3,000	2,934
		99,190
Consumer Staples (1.4%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 6/6/22 @ 100 (a)(c)	5,000	4,769
Avon Products, Inc., 6.50%, 3/15/23	1,500	1,550
Central Garden & Pet Co., 5.13%, 2/1/28, Callable 1/1/23 @ 102.56	5,000	4,798
Darling Ingredients, Inc., 5.25%, 4/15/27, Callable 5/16/22 @ 102.63 (a)(h)	6,885	6,906
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25 (a)	10,318	10,674
Walmart, Inc.
2.85%, 7/8/24, Callable 6/8/24 @ 100	5,000	4,995
3.55%, 6/26/25, Callable 4/26/25 @ 100	5,000	5,060
		38,752
Energy (9.9%):
Buckeye Partners LP, 4.15%, 7/1/23, Callable 4/1/23 @ 100 (c)	5,000	4,972
Continental Resources, Inc.
4.50%, 4/15/23, Callable 1/15/23 @ 100 (c)	6,482	6,556
3.80%, 6/1/24, Callable 3/1/24 @ 100	13,790	13,806
2.27%, 11/15/26, Callable 11/15/23 @ 100 (a)(c)	5,000	4,559
Coterra Energy, Inc., 4.38%, 6/1/24, Callable 3/1/24 @ 100 (a)	6,150	6,195
DCP Midstream Operating LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100 (h)	4,814	4,802
Devon Energy Corp., 5.25%, 10/15/27, Callable 10/15/22 @ 102.63	13,330	13,754
Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	10,000	9,966
Energy Transfer LP, 4.90%, 2/1/24, Callable 11/1/23 @ 100	6,611	6,707
Energy Transfer Operating LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	5,000	5,043
EnLink Midstream Partners LP, 4.40%, 4/1/24, Callable 1/1/24 @ 100	5,295	5,225
EQM Midstream Partners LP
4.75%, 7/15/23, Callable 6/15/23 @ 100 (c)	4,684	4,667
4.00%, 8/1/24, Callable 5/1/24 @ 100	10,030	9,708
EQT Corp., 6.62%, 2/1/25, Callable 1/1/25 @ 100	10,000	10,415
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100 (c)(h)	5,000	4,956
Gray Oak Pipeline LLC, 2.00%, 9/15/23 (a)	8,334	8,156
Hess Corp., 3.50%, 7/15/24, Callable 4/15/24 @ 100	2,552	2,537
Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 6/6/22 @ 102.81 (a)	3,357	3,359
HollyFrontier Corp.
2.63%, 10/1/23 (c)	5,000	4,894
5.88%, 4/1/26, Callable 1/1/26 @ 100 (c)	6,990	7,181
Laredo Petroleum, Inc., 9.50%, 1/15/25, Callable 6/6/22 @ 104.75	2,000	2,060
Midwest Connector Capital Co. LLC, 3.90%, 4/1/24, Callable 3/1/24 @ 100 (a)	11,200	11,131
Murphy Oil Corp., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	13,000	12,883
Occidental Petroleum Corp., 5.88%, 9/1/25, Callable 6/1/25 @ 100	2,000	2,055
Ovintiv Exploration, Inc.
5.63%, 7/1/24	15,178	15,775
5.38%, 1/1/26, Callable 10/1/25 @ 100 (c)	9,272	9,609

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Parsley Energy LLC/Parsley Finance Corp.
5.63%, 10/15/27, Callable 10/15/22 @ 102.81 (a)(c)	$22,028	$21,756
4.13%, 2/15/28, Callable 2/15/23 @ 102.06 (a)	8,699	8,175
PDC Energy, Inc.
6.13%, 9/15/24, Callable 6/6/22 @ 101.53	2,498	2,505
5.75%, 5/15/26, Callable 6/6/22 @ 102.88	4,002	3,895
Range Resources Corp., 5.00%, 8/15/22, Callable 5/15/22 @ 100	4,500	4,504
SM Energy Co., 5.63%, 6/1/25, Callable 6/6/22 @ 100.94	5,000	4,922
Southwestern Energy Co., 5.90%, 1/23/25, Callable 10/23/24 @ 100	7,329	7,439
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 7/15/27, Callable 7/15/22 @ 104.88	5,772	5,959
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69 (a)	5,000	4,997
Western Midstream Operating LP, 3.60%, 2/1/25, Callable 1/1/25 @ 100	11,953	11,435
WPX Energy, Inc., 8.25%, 8/1/23, Callable 6/1/23 @ 100	5,263	5,505
		272,063
Financials (11.4%):
Alleghany Corp., 4.95%, 6/27/22	1,250	1,256
AmTrust Financial Services, Inc., 6.13%, 8/15/23 (h)	1,842	1,844
Ares Capital Corp.
3.50%, 2/10/23, Callable 1/10/23 @ 100	2,309	2,311
3.25%, 7/15/25, Callable 6/15/25 @ 100	5,000	4,762
Assurant, Inc., 4.20%, 9/27/23, Callable 8/27/23 @ 100	5,000	5,061
Athene Global Funding, 1.20%, 10/13/23 (a)	5,000	4,834
Blackstone Private Credit Fund
1.75%, 9/15/24 (a)	3,500	3,267
2.35%, 11/22/24 (a)	5,000	4,717
4.70%, 3/24/25 (a)	2,000	1,975
2.63%, 12/15/26, Callable 11/15/26 @ 100 (a)	2,308	2,029
BMW US Capital LLC, 3.25%, 4/1/25 (a)(h)	2,000	1,982
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	9,667	9,737
Cadence Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	9,196	9,061
CIT Group, Inc., 4.13% (H15T5Y+237bps), 11/13/29, Callable 11/13/24 @ 100 (b)	1,000	1,011
Citizens Financial Group, Inc., 4.15%, 9/28/22 (a)	1,283	1,292
DAE Funding LLC, 1.55%, 8/1/24, Callable 7/1/24 @ 100 (a)	1,250	1,166
Dime Community Bancshares, Inc., 4.50% (LIBOR03M+266bps), 6/15/27, Callable 6/15/22 @ 100 (b)	3,750	3,717
Entergy Texas Restoration Funding II LLC, 3.05%, 12/15/27	1,333	1,319
First Citizens BancShares, Inc., 3.38% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (b)	10,871	10,530
First Financial Bancorp, 5.13%, 8/25/25	9,000	9,106
First Horizon National Corp., 3.55%, 5/26/23, Callable 4/26/23 @ 100	5,000	5,011
FNB Corp., 2.20%, 2/24/23, Callable 1/24/23 @ 100	7,349	7,265
Ford Motor Credit Co LLC, 3.09%, 1/9/23	2,750	2,735
Ford Motor Credit Co. LLC
2.30%, 2/10/25, Callable 1/10/25 @ 100	5,000	4,643
3.38%, 11/13/25, Callable 10/13/25 @ 100	3,000	2,829
FS KKR Capital Corp.
4.63%, 7/15/24, Callable 6/15/24 @ 100	2,000	2,000
1.65%, 10/12/24	5,119	4,784
4.25%, 2/14/25, Callable 1/14/25 @ 100 (a)	5,600	5,385
Fulton Financial Corp., 3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (b)	10,000	9,526
GA Global Funding Trust, 1.63%, 1/15/26 (a)	2,500	2,280
General Motors Financial Co., Inc., 3.80%, 4/7/25	3,000	2,964

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Genworth Holdings, Inc., 4.80%, 2/15/24 (h)	$6,360	$6,367
Glencore Funding LLC, 1.63%, 4/27/26, Callable 3/27/26 @ 100 (a)	5,000	4,516
Hilltop Holdings, Inc.
5.00%, 4/15/25, Callable 1/15/25 @ 100	5,000	5,025
5.75% (SOFR+568bps), 5/15/30, Callable 5/15/25 @ 100 (b)	5,000	5,112
Main Street Capital Corp.
5.20%, 5/1/24	11,700	11,849
3.00%, 7/14/26, Callable 6/14/26 @ 100	3,500	3,187
MB Financial Bank NA, 4.00% (LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (b)	3,000	3,024
Mobr-04 LLC (LOC - Compass Bank), 1.62%, 9/1/24 (c)(i)	3,050	3,050
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)(h)	8,242	8,532
Onemain Finance Corp., 8.25%, 10/1/23	1,055	1,099
OWL Rock Core Income Corp., 5.50%, 3/21/25 (a)	3,000	2,966
ProAssurance Corp., 5.30%, 11/15/23	14,000	14,147
Prudential Financial, Inc., 5.63% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	4,373	4,377
Radian Group, Inc.
4.50%, 10/1/24, Callable 7/1/24 @ 100	6,349	6,201
6.63%, 3/15/25, Callable 9/15/24 @ 100	2,744	2,794
Reliance Standard Life Global Funding II
3.85%, 9/19/23 (a)	5,000	5,044
2.75%, 5/7/25 (a)	5,000	4,835
RLI Corp., 4.88%, 9/15/23	3,000	3,042
SCE Recovery Funding LLC, 0.86%, 11/15/31	9,622	8,500
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	11,650	11,530
Sixth Street Specialty Lending, Inc., 4.50%, 1/22/23, Callable 12/22/22 @ 100	4,500	4,531
StanCorp Financial Group, Inc., 5.00%, 8/15/22	5,366	5,392
Sterling Bancorp, 4.00% (SOFR+253bps), 12/30/29, Callable 12/30/24 @ 100 (b)	8,750	8,641
TCF National Bank, 4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (b)	5,000	5,049
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (b)	5,000	4,806
The Huntington National Bank, 5.50% (LIBOR03M+509bps), 5/6/30, Callable 5/6/25 @ 100 (b)	13,000	13,387
TIAA FSB Holdings, Inc., 5.53% (LIBOR03M+470bps), 3/15/26, Callable 6/6/22 @ 100 (b)	5,718	5,812
Truist Financial Corp., 4.25%, 9/30/24	1,955	1,978
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (b)	3,750	4,025
United Financial Bancorp, Inc., 5.75%, 10/1/24	8,120	8,130
Webster Financial Corp., 4.38%, 2/15/24, Callable 1/16/24 @ 100	5,500	5,529
		312,876
Health Care (0.9%):
Fresenius Medical Care U.S. Finance III, Inc., 1.88%, 12/1/26, Callable 11/1/26 @ 100 (a)	5,000	4,532
Fresenius U.S. Finance II, Inc., 4.50%, 1/15/23, Callable 10/17/22 @ 100 (a)	4,000	4,028
HCA, Inc., 7.50%, 12/15/23	2,131	2,237
Hikma Finance USA LLC
3.25%, 7/9/25	9,000	8,632
3.25%, 7/9/25	1,000	961
Laboratory Corp. of America Holdings, 1.55%, 6/1/26, Callable 5/1/26 @ 100	5,000	4,563

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Perrigo Co. PLC, 4.00%, 11/15/23	$900	$917
		25,870
Industrials (4.9%):
Air Lease Corp., 2.25%, 1/15/23 (h)	5,000	4,981
American Airlines Pass Through Trust
4.38%, 10/1/22	2,459	2,436
4.40%, 9/22/23	6,008	5,842
4.38%, 6/15/24 (a)	4,675	4,435
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26 (a)	5,000	4,956
Ashtead Capital, Inc., 4.38%, 8/15/27, Callable 8/15/22 @ 102.19 (a)(c)	11,245	11,033
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100 (a)(h)	7,495	7,618
Builders FirstSource, Inc., 6.75%, 6/1/27, Callable 6/1/22 @ 103.38 (a)	23,033	23,747
Continental Airlines Pass Through Trust, 4.00%, 10/29/24	9,549	9,451
Delta Air Lines Pass Through Trust, 2.00%, 6/10/28	4,552	4,111
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25 (a)	5,852	5,829
Fluor Corp., 3.50%, 12/15/24, Callable 9/15/24 @ 100 (h)	6,000	5,895
Hillenbrand, Inc., 5.75%, 6/15/25, Callable 6/15/22 @ 102.88	1,000	1,015
Huntington Ingalls Industries, Inc., 0.67%, 8/16/23, Callable 8/16/22 @ 100 (a)	2,500	2,418
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (a)(c)	10,000	10,283
Penske Truck Leasing Co. LP/PTL Finance Corp., 1.70%, 6/15/26, Callable 5/15/26 @ 100 (a)	5,000	4,535
Spirit AeroSystems, Inc., 3.95%, 6/15/23, Callable 5/15/23 @ 100 (h)	1,181	1,157
Spirit Airlines Pass Through Trust, 4.45%, 4/1/24	10,854	10,518
The Nature Conservancy, 0.47%, 7/1/23	850	827
TransDigm, Inc., 8.00%, 12/15/25, Callable 6/6/22 @ 104 (a)(c)	3,000	3,123
U.S. Airways Pass Through Trust, 3.95%, 11/15/25	3,608	3,455
United Airlines Pass Through Trust
4.63%, 9/3/22	2,626	2,613
4.15%, 4/11/24	4,733	4,695
4.88%, 1/15/26	854	826
		135,799
Information Technology (0.5%):
Global Payments, Inc., 1.50%, 11/15/24, Callable 10/15/24 @ 100	3,000	2,836
Skyworks Solutions, Inc.
0.90%, 6/1/23, Callable 6/1/22 @ 100	5,000	4,877
1.80%, 6/1/26, Callable 5/1/26 @ 100	5,000	4,556
		12,269
Materials (1.8%):
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100 (a)	3,000	2,981
Berry Global, Inc., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44 (a)(c)	13,784	13,710
Commercial Metals Co., 4.88%, 5/15/23, Callable 2/15/23 @ 100 (h)	2,000	2,014
Freeport-McMoRan, Inc.
5.00%, 9/1/27, Callable 9/1/22 @ 102.5 (c)	11,808	11,950
4.38%, 8/1/28, Callable 8/1/23 @ 102.19	14,000	13,559
Sealed Air Corp., 1.57%, 10/15/26, Callable 9/15/26 @ 100 (a)	5,000	4,399
West Fraser Timber Co. Ltd., 4.35%, 10/15/24, Callable 7/15/24 @ 100 (a)	2,000	2,026
		50,639
Real Estate (2.5%):
American Tower Trust, 3.07%, 3/15/23, Callable 6/6/22 @ 100 (a)	3,760	3,759
GLP Capital, LP GLP Financing II, Inc., 5.38%, 11/1/23, Callable 8/1/23 @ 100	6,000	6,085
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 10/15/22 @ 102.5	21,401	20,533

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Nationwide Health Properties, Inc., 6.90%, 10/1/37, (Put Date 10/1/27), MTN (j)	$2,950	$3,192
Newmark Group, Inc., 6.13%, 11/15/23, Callable 10/15/23 @ 100	13,000	13,280
Retail Opportunity Investments Partnership LP, 5.00%, 12/15/23, Callable 9/15/23 @ 100	700	707
SBA Tower Trust
2.84%, 1/15/25, Callable 1/15/24 @ 100 (a)	6,923	6,718
1.88%, 1/15/26, Callable 1/15/25 @ 100 (a)	3,500	3,242
SL Green Realty Corp., 4.50%, 12/1/22, Callable 9/1/22 @ 100 (h)	6,700	6,748
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 6/6/22 @ 101.75 (a)(h)	4,136	3,977
VICI Properties, LP, 4.38%, 5/15/25	1,000	1,000
		69,241
Utilities (1.3%):
Calpine Corp., 5.25%, 6/1/26, Callable 6/6/22 @ 101.75 (a)	984	975
Entergy Texas, Inc., 1.50%, 9/1/26, Callable 8/1/26 @ 100	3,000	2,703
National Fuel Gas Co., 5.50%, 1/15/26, Callable 12/15/25 @ 100	5,000	5,160
Sierra Pacific Power Co., 3.38%, 8/15/23, Callable 5/15/23 @ 100	4,299	4,315
Southern Power Co., 2.75%, 9/20/23, Callable 7/20/23 @ 100	9,500	9,460
System Energy Resources, Inc., 4.10%, 4/1/23, Callable 1/1/23 @ 100	3,630	3,644
Vistra Operations Co. LLC, 3.55%, 7/15/24, Callable 6/15/24 @ 100 (a)	8,675	8,544
		34,801
Total Corporate Bonds (Cost $1,115,556)		1,080,222

Yankee Dollars (10.7%)
Communication Services (0.9%):
Bharti Airtel International Netherlands BV, 5.35%, 5/20/24 (a)	8,000	8,202
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	10,830	10,832
Telefonica Chile SA, 3.88%, 10/12/22 (a)	5,908	5,924
		24,958
Communications (0.1%):
Videotron Ltd., 5.38%, 6/15/24, Callable 3/15/24 @ 100 (a)	1,875	1,899

Consumer Discretionary (0.3%):
Nissan Motor Co. Ltd., 3.04%, 9/15/23 (a)	4,000	3,961
Stellantis Finance US, Inc., 1.71%, 1/29/27, Callable 12/29/26 @ 100 (a)	1,667	1,480
Stellantis NV, 5.25%, 4/15/23	4,352	4,426
		9,867
Consumer Staples (0.3%):
Imperial Brands Finance PLC, 4.25%, 7/21/25, Callable 4/21/25 @ 100 (a)	1,075	1,067
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38 (a)	6,000	6,235
		7,302
Energy (0.6%):
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 9/30/27 (a)	2,230	2,102
2.16%, 3/31/34 (a)	721	634
Harbour Energy PLC, 5.50%, 10/15/26, Callable 10/15/23 @ 102.75 (a)	2,896	2,802
Harvest Operations Corp., 1.00%, 4/26/24, Callable 6/6/22 @ 100 (a)	4,572	4,370
Lundin Energy Finance BV, 2.00%, 7/15/26, Callable 6/15/26 @ 100 (a)	5,000	4,526
Woodside Finance Ltd., 3.65%, 3/5/25, Callable 12/5/24 @ 100 (a)	1,240	1,229
		15,663

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Financials (4.2%):
Banco Santander Mexico SA Institucion de Banca Multiple Groupo Financiero Santander, 5.95% (H15T5Y+300bps), 10/1/28, Callable 10/1/23 @ 100 (a)(b)(h)	$5,130	$5,146
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
4.13%, 11/9/22 (a)	5,704	5,730
5.38%, 4/17/25 (a)(c)	15,085	15,478
5.95%, 10/1/28, Callable 10/1/23 @ 100	4,199	4,210
Bat International Finance PLC, 4.45%, 3/16/28, Callable 2/16/28 @ 100	3,000	2,888
BAT International Finance PLC, 1.67%, 3/25/26, Callable 2/25/26 @ 100	5,000	4,491
BBVA Bancomer SA, 6.75%, 9/30/22 (a)	28,670	29,060
BBVA Bancomer SA Texas, 6.75%, 9/30/22	2,000	2,026
NatWest Group PLC, 3.50%, 5/15/23, Callable 5/15/22 @ 100	8,185	8,186
NatWest Markets PLC, 3.48%, 3/22/25 (a)(h)	2,000	1,981
Park Aerospace Holdings Ltd., 5.25%, 8/15/22, Callable 7/15/22 @ 100 (a)	8,000	8,036
Phoenix Group Holdings PLC, 5.38%, 7/6/27, MTN	5,087	5,154
SA Global Sukuk Ltd., 0.95%, 6/17/24, Callable 5/17/24 @ 100 (a)	4,167	3,948
Santander UK Group Holdings PLC, 3.37% (LIBOR03M+108bps), 1/5/24, Callable 1/5/23 @ 100 (b)	5,000	4,995
Sompo International Holdings Ltd., 4.70%, 10/15/22	7,870	7,916
VEON Holdings BV, 5.95%, 2/13/23	10,000	7,025
		116,270
Health Care (0.1%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100 (a)	1,818	1,676

Industrials (2.4%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/24, Callable 1/15/24 @ 100	5,000	4,874
Air Canada Pass Through Trust
5.00%, 6/15/25 (a)	973	962
4.13%, 11/15/26 (a)	13,973	13,604
Aircastle Ltd.
4.40%, 9/25/23, Callable 8/25/23 @ 100	5,000	5,018
4.25%, 6/15/26, Callable 4/15/26 @ 100 (c)(h)	5,000	4,828
Avolon Holdings Funding Ltd.
3.95%, 7/1/24, Callable 6/1/24 @ 100 (a)	5,000	4,925
2.88%, 2/15/25, Callable 1/15/25 @ 100 (a)	10,000	9,434
2.13%, 2/21/26, Callable 1/21/26 @ 100 (a)	4,250	3,796
CK Hutchison Capital Securities Ltd., 4.00%, Callable 5/12/22 @ 100 (k)	5,390	5,366
CK Hutchison International 17 II Ltd., 2.75%, 3/29/23	4,907	4,898
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100 (a)	10,000	9,069
		66,774
Information Technology (0.3%):
Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	7,290	7,290

Materials (1.5%):
Alcoa Nederland Holding BV, 5.50%, 12/15/27, Callable 6/15/23 @ 102.75 (a)	1,333	1,327
Braskem Netherlands Finance BV, 3.50%, 1/10/23, Callable 12/10/22 @ 100 (a)	5,000	5,034
OCI NV, 4.63%, 10/15/25, Callable 10/15/22 @ 102.31 (a)	6,740	6,749
POSCO
2.38%, 1/17/23	5,800	5,771
2.38%, 1/17/23 (a)	11,174	11,117

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Syngenta Finance NV
4.44%, 4/24/23, Callable 3/24/23 @ 100 (a)	$6,835	$6,881
4.89%, 4/24/25, Callable 2/24/25 @ 100 (a)	4,000	4,019
		40,898
Utilities (0.0%):(l)
TransAlta Corp., 4.50%, 11/15/22, Callable 8/15/22 @ 100	1,252	1,253
Total Yankee Dollars (Cost $305,159)		293,850

Municipal Bonds (9.6%)
Alabama (0.3%):
Auburn University Revenue, Series C, 0.82%, 6/1/24	2,760	2,624
City of Birmingham, GO, 0.86%, 3/1/24	1,585	1,530
The Water Works Board of The City of Birmingham Revenue
2.20%, 1/1/24	1,000	989
2.36%, 1/1/25	2,000	1,956
		7,099
Alaska (0.1%):
University of Alaska Revenue
Series W, 1.70%, 10/1/22	900	899
Series W, 1.83%, 10/1/23	1,000	981
		1,880
Arizona (0.3%):
Arizona Board of Regents Certificate participation, 0.77%, 6/1/24	1,500	1,436
City of Flagstaff AZ Certificate participation, Series A, 0.97%, 5/1/23	1,000	983
City of Phoenix Civic Improvement Corp. Revenue
0.68%, 7/1/23	1,000	979
2.37%, 7/1/25	1,500	1,443
City of Tempe AZ Certificate participation, 0.62%, 7/1/24	2,500	2,354
		7,195
California (0.7%):
California Statewide Communities Development Authority Revenue
1.03%, 4/1/24	1,250	1,182
1.31%, 4/1/25	915	842
2.15%, 11/15/30, Continuously Callable @100	4,670	3,945
California Statewide Communities Development Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program), 2.05%, 8/1/30	2,790	2,621
City of Riverside CA Revenue, Series A, 1.75%, 6/1/22	670	670
Golden State Tobacco Securitization Corp. Revenue
1.85%, 6/1/31	1,500	1,499
Series A1, 1.71%, 6/1/24	1,000	967
Series B, 0.50%, 6/1/22	1,000	999
Series B, 0.67%, 6/1/23	1,000	975
Series B, 0.99%, 6/1/24	1,000	950
Series B, 1.40%, 6/1/25	3,000	2,803
Sequoia Union High School District, GO, 1.74%, 7/1/25	1,250	1,190
		18,643
Colorado (0.6%):
City & County of Denver Co. Airport System Revenue
Series C, 0.88%, 11/15/23	1,850	1,791
Series C, 1.12%, 11/15/24	1,330	1,256
City of Loveland Electric & Communications Enterprise Revenue, 2.97%, 12/1/24	2,280	2,270
Colorado Health Facilities Authority Revenue
Series B, 2.24%, 11/1/22	530	530
Series B, 2.40%, 11/1/23	1,250	1,234
Series B, 2.50%, 11/1/24	1,250	1,216
Series B, 2.80%, 12/1/26	700	666

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Denver City & County Housing Authority Revenue
2.15%, 12/1/24	$3,850	$3,718
2.30%, 12/1/25	2,000	1,903
Park Creek Metropolitan District Revenue, Series B, 2.53%, 12/1/24	500	495
University of Colorado Revenue, Series A, 2.35%, 6/1/25	2,500	2,440
		17,519
District of Columbia (0.0%):(l)
District of Columbia Revenue
1.56%, 4/1/23	520	515
1.67%, 4/1/24	550	535
		1,050
Florida (0.4%):
City of Gainesville Florida Revenue
0.64%, 10/1/22	800	796
0.82%, 10/1/23	750	724
County of Lee Florida Water & Sewer Revenue, 2.01%, 10/1/24	1,360	1,322
Florida Development Finance Corp. Revenue, 1.98%, 4/1/23	1,750	1,729
Hillsborough County IDA Revenue
2.01%, 8/1/24	5,000	4,790
2.16%, 8/1/25	2,910	2,740
		12,101
Georgia (0.3%):
Athens Housing Authority Revenue
2.13%, 12/1/24	1,850	1,802
2.32%, 12/1/25	3,215	3,097
Municipal Electric Authority of Georgia Revenue
Series B, 1.58%, 1/1/26	1,000	938
Series B, 1.89%, 1/1/27	2,650	2,456
		8,293
Guam (0.1%):
Antonio B Won Pat International Airport Authority Revenue
Series A, 2.50%, 10/1/25	440	411
Series A, 2.70%, 10/1/26	610	562
Territory of Guam Revenue, Series E, 3.25%, 11/15/26	1,500	1,470
		2,443
Illinois (0.4%):
Chicago O'Hare International Airport Revenue
Series D, 0.96%, 1/1/23	835	827
Series D, 1.17%, 1/1/24	1,000	968
Chicago Transit Authority Sales Tax Receipts Fund Revenue
Series B, 1.71%, 12/1/22	1,000	998
Series B, 1.84%, 12/1/23	1,500	1,471
Illinois Finance Authority Revenue, 2.11%, 5/15/26	1,000	926
State of Illinois Sales Tax Revenue
Series B, 0.91%, 6/15/24	3,500	3,284
Series B, 1.25%, 6/15/25	2,500	2,291
		10,765
Indiana (0.3%):
Indiana Finance Authority Revenue
2.66%, 3/1/25	1,675	1,615
2.76%, 3/1/26	1,850	1,756
Series B, 1.67%, 11/15/22	300	297
Series B, 1.99%, 11/15/24	350	326
Series B, 2.45%, 11/15/25	360	330
Lake Central Multi-District School Building Corp. Revenue
0.67%, 1/15/23	500	495
0.72%, 7/15/23	1,500	1,465
0.85%, 1/15/24	1,275	1,231
		7,515

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Kansas (0.0%):(l)
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 1.13%, 9/1/24	$1,000	$949

Kentucky (0.1%):
County of Warren Revenue, 1.07%, 4/1/26	1,385	1,256
Kentucky State Property & Building Commission Revenue, Series C, 2.76%, 5/1/22	250	250
		1,506
Louisiana (0.1%):
Terrebonne Levee & Conservation District Sales Tax Revenue
Series A, 0.97%, 6/1/22	800	800
Series A, 1.13%, 6/1/23	1,200	1,176
		1,976
Maryland (0.8%):
County of Howard, GO
Series C, 1.22%, 8/15/22	960	959
Series C, 1.34%, 8/15/23	1,000	982
Maryland Economic Development Corp. Revenue, Series B, 3.30%, 6/1/22	3,795	3,795
Maryland Health & Higher Educational Facilities Authority Revenue
0.89%, 1/1/23	1,700	1,670
1.23%, 1/1/24	5,185	4,925
1.81%, 1/1/25	2,780	2,587
1.89%, 1/1/26	4,135	3,749
Maryland Stadium Authority Revenue
Series C, 1.13%, 5/1/23	1,535	1,515
Series C, 1.32%, 5/1/24	1,000	969
		21,151
Massachusetts (0.0%):(l)
Massachusetts Development Finance Agency Revenue, Series B, 4.00%, 6/1/24	470	468

Michigan (0.7%):
Ecorse Public School District, GO
2.00%, 5/1/24	1,250	1,228
2.09%, 5/1/25	2,200	2,129
Great Lakes Water Authority Sewage Disposal System Revenue, Series B, 1.49%, 7/1/22	670	670
Michigan Finance Authority Revenue
2.21%, 12/1/23	1,565	1,546
2.31%, 12/1/24	895	871
2.37%, 9/1/49, (Put Date 9/1/23) (j)	5,944	5,918
Series A-1, 2.33%, 6/1/30	3,820	3,789
Michigan State Building Authority Revenue
Series II, 0.60%, 4/15/23	725	713
Series II, 0.65%, 10/15/23	1,500	1,453
Ypsilanti School District, GO, 2.02%, 5/1/25	575	548
		18,865
Minnesota (0.1%):
Western Minnesota Municipal Power Agency Revenue
Series A, 2.28%, 1/1/25	1,000	976
Series A, 2.38%, 1/1/26	1,000	963
		1,939
Mississippi (0.1%):
Mississippi Development Bank Revenue
2.31%, 1/1/25	2,235	2,195
2.36%, 1/1/26	2,000	1,942
		4,137

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Missouri (0.4%):
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Series B, 1.02%, 10/1/23	$2,000	$1,949
Series B, 1.22%, 10/1/24	1,250	1,191
Kansas City IDA Revenue, 1.30%, 3/1/24	3,000	2,895
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series B, 0.70%, 1/1/24	2,640	2,539
University of Missouri Revenue, 1.47%, 11/1/23	2,000	1,956
		10,530
Nebraska (0.1%):
Nebraska Cooperative Republican Platte Enhancement Project Revenue, Series B, 0.83%, 12/15/22	1,000	991
Papio-Missouri River Natural Resource District Special Tax, 2.09%, 12/15/24, Continuously Callable @100	900	876
		1,867
New Jersey (0.4%):
Franklin Township Board of Education/Somerset County, GO, 0.65%, 2/1/24	655	629
New Jersey Economic Development Authority Revenue, Series NNN, 2.78%, 6/15/23	2,042	2,037
North Hudson Sewerage Authority Revenue
2.43%, 6/1/24	1,200	1,172
2.59%, 6/1/25	1,000	966
South Jersey Transportation Authority Revenue
Series B, 2.10%, 11/1/24	1,750	1,679
Series B, 2.20%, 11/1/25	3,515	3,318
		9,801
New York (0.5%):
Buffalo & Erie County Industrial Land Development Corp. Revenue, Series B, 3.35%, 11/1/25	1,235	1,196
County of Suffolk, GO, Series C, 0.90%, 6/15/22	1,000	999
Long Island Power Authority Revenue, Series C, 0.76%, 3/1/23, Continuously Callable @100	500	493
Madison County Capital Resource Corp. Revenue
2.23%, 7/1/24	1,200	1,176
2.39%, 7/1/25	2,670	2,584
2.52%, 7/1/26	3,050	2,918
New York City Housing Development Corp., 2.32%, 1/1/23	1,760	1,759
New York State Dormitory Authority Revenue, Series C, 0.89%, 3/15/25	2,000	1,863
New York State Thruway Authority Revenue, Series M, 2.26%, 1/1/25	1,000	966
		13,954
North Carolina (0.0%):(l)
City of Winston-Salem NC Revenue, Series B, 2.33%, 6/1/26	500	479
North Carolina Capital Facilities Finance Agency Revenue, Series B, 0.88%, 10/1/22	700	695
		1,174
Ohio (0.1%):
City of Cleveland Airport System Revenue
2.49%, 1/1/25	2,000	1,946
2.59%, 1/1/26	2,000	1,915
		3,861
Oklahoma (0.0%):(l)
Oklahoma Turnpike Authority Revenue, Series B, 0.63%, 1/1/23	560	555

Oregon (0.1%):
Medford Hospital Facilities Authority Revenue
Series B, 1.65%, 8/15/22	500	500
Series B, 1.73%, 8/15/23	1,400	1,374

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 1.83%, 8/15/24	$1,700	$1,634
		3,508
Pennsylvania (0.8%):
City of Pittsburgh PA, GO, Series B, 0.84%, 9/1/24	1,715	1,625
County of Allegheny PA, GO, Series C, 0.69%, 11/1/23	2,200	2,125
County of Bucks PA, GO, 0.98%, 6/1/24	2,025	1,942
Montgomery County IDA Revenue
Series D, 2.45%, 11/15/23	1,250	1,200
Series D, 2.60%, 11/15/24	4,050	3,772
Scranton School District, GO
Series A, 3.15%, 6/15/34, (Put Date 6/15/24) (a)(j)	2,805	2,810
Series B, 3.15%, 6/15/34, (Put Date 6/15/24) (a)(j)	1,415	1,418
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
2.50%, 4/1/23	1,815	1,814
2.60%, 4/1/24	1,730	1,716
2.72%, 4/1/25	900	886
2.82%, 4/1/26	1,000	979
State Public School Building Authority Revenue, 2.75%, 4/1/25	1,500	1,460
		21,747
Rhode Island (0.1%):
Rhode Island Commerce Corp. Revenue, 2.86%, 5/1/24	2,065	2,052

South Dakota (0.1%):
Educational Enhancement Funding Corp. Revenue, 0.59%, 6/1/22	1,300	1,299
South Dakota Health & Educational Facilities Authority Revenue
Series B, 2.31%, 7/1/23	1,500	1,486
Series B, 2.38%, 7/1/24	1,350	1,316
		4,101
Texas (0.7%):
Central Texas Regional Mobility Authority Revenue
Series C, 1.45%, 1/1/25	400	380
Series D, 1.65%, 1/1/24	500	484
Series D, 1.80%, 1/1/25	750	710
City of Houston Airport System Revenue, Series C, 1.05%, 7/1/23	1,650	1,618
City of Lubbock Water & Wastewater System Revenue, 2.06%, 2/15/25	5,000	4,874
City of San Antonio TX Electric & Gas Systems Revenue, 2.41%, 2/1/23	800	801
Clear Creek Independent School District, GO
Series B, 5.00%, 2/15/24	2,250	2,338
Series B, 5.00%, 2/15/25	1,650	1,738
Dallas/Fort Worth International Airport Revenue
Series C, 1.04%, 11/1/23	500	486
Series C, 1.23%, 11/1/24	750	712
Denton Independent School District, GO, Series A, 2.99%, 8/15/24	1,000	934
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.47%, 5/15/25	1,000	965
San Antonio Education Facilities Corp. Revenue
1.74%, 4/1/25	505	467
1.99%, 4/1/26	860	782
2.19%, 4/1/27	525	469
Tarrant County Cultural Education Facilities Finance Corp. Revenue, 0.92%, 9/1/22	655	653
White Settlement Independent School District, GO (NBGA - Texas Permanent School Fund)
2.69%, 8/15/23	640	618
3.03%, 8/15/24	550	514
		19,543
Virginia (0.5%):
County of Arlington, GO, Series B, 0.64%, 8/1/24 (c)	3,000	2,846

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Virginia Small Business Financing Authority Revenue, 2.25%, 7/1/50, (Put Date 12/29/22) (a)(j)	$11,000	$10,946
		13,792
West Virginia (0.2%):
Tobacco Settlement Finance Authority Revenue
0.95%, 6/1/22	3,500	3,499
Series A, 1.19%, 6/1/23	3,500	3,435
		6,934
Wisconsin (0.2%):
Public Finance Authority Revenue
Series S, 0.81%, 2/1/23	750	734
Series S, 1.14%, 2/1/24	1,445	1,367
Series S, 1.48%, 2/1/25	820	756
State of Wisconsin Revenue
Series A, 1.90%, 5/1/25	2,000	1,923
Series A, 2.10%, 5/1/26	1,000	951
		5,731
Total Municipal Bonds (Cost $274,112)		264,644

U.S. Government Agency Mortgages (0.3%)
Federal Home Loan Mortgage Corp.
2.14% (LIBOR12M+163bps), 4/1/35 (b)	126	127

Federal National Mortgage Association
Series 12, Class X2, 0.71%, 5/25/22 (d)(e)	6,579	–	(m)
Series 2013-M1, Class X2, 0.58%, 8/25/22 (d)(e)	12,020	–	(m)
6.00%, 10/1/22 - 7/1/23	47	46
5.50%, 2/1/23 - 6/1/24	79	81
4.50%, 5/1/23 - 2/1/24	16	17
5.00%, 6/1/23 - 2/1/24	51	52
2.50%, 4/1/27 - 8/1/27	7,056	6,943
Series 2012-104, Class HC, 1.25%, 9/25/27	931	904
		8,043
		8,170
Total U.S. Government Agency Mortgages (Cost $8,313)		8,170

U.S. Treasury Obligations (0.8%)
U.S. Treasury Notes
0.13%, 8/31/23	5,000	4,847
0.38%, 7/15/24	5,000	4,744
0.38%, 8/15/24	13,000	12,301
Total U.S. Treasury Obligations (Cost $22,977)		21,892

Commercial Paper (1.9%)(n)
Aviation Capital Group, 0.72%, 5/2/22 (a)	14,700	14,699
Crown Castle International Corp.
1.01%, 5/3/22 (a)	5,000	5,000
0.96%, 5/4/22 (a)	15,000	14,998
0.94%, 5/5/22 (a)	5,000	4,999
FMC Corp., 1.07%, 5/6/22 (a)	2,000	2,000
Jabil, Inc., 1.22%, 5/3/22 (a)	5,200	5,199
Molson Coors Beverage Co., 0.73%, 5/5/22 (a)	5,000	5,000
Total Commercial Paper (Cost $51,896)		51,895

Collateral for Securities Loaned (1.0%)^
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.19% (o)	3,585,781	3,586
Goldman Sachs Financial Square Government Fund, Institutional Shares, 0.31% (o)	1,736,400	1,736

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Invesco Government & Agency Portfolio, Institutional Shares, 0.36% (o)	21,034,583	$21,035
Total Collateral for Securities Loaned (Cost $26,357)		26,357
Total Investments (Cost $2,864,876) — 100.8%		2,774,230
Liabilities in excess of other assets — (0.8)%		(20,682)
NET ASSETS - 100.00%		$2,753,548

At April 30, 2022, the Fund's investments in foreign securities were 12.2% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of April 30, 2022, the fair value of these securities was $1,420,009 thousands and amounted to 51.6% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2022.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments, delayed delivered and/or when-issued securities.
(d)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2022.
(e)	Security is interest only.
(f)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(g)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(h)	All or a portion of this security is on loan.
(i)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(j)	Put Bond.
(k)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(l)	Amount represents less than 0.05% of net assets.
(m)	Rounds to less than $1 thousand.
(n)	Rate represents the effective yield at April 30, 2022.
(o)	Rate disclosed is the daily yield on April 30, 2022.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
H15T5Y—5 Year Treasury Constant Maturity Rate
IDA—Industrial Development Authority
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of April 30, 2022, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of April 30, 2022, based on the last reset date of the security
LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of April 30, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LOC—Letter of Credit
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
TSFR—Term SOFR
TSFR1M—1 month Term SOFR, rate disclosed as of April 30, 2022.
US0001M—1 Month US Dollar LIBOR, rate disclosed as of April 30, 2022, based on the last reset date of the security

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2022
(Unaudited)

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
2-Year U.S. Treasury Note Futures	48	6/30/22	$10,134,535	$10,119,000	$15,535

	Total unrealized appreciation				$15,535
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$15,535

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Small Cap Stock Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Communication Services (2.1%):
AMC Networks, Inc. Class A (a)	12,433	$406
Bumble, Inc. Class A (a)	12,803	307
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	61,448	535
Cian PLC, ADR (a)(c)(d)	914	—	(e)
Cinemark Holdings, Inc. (a)(b)	96,193	1,526
Genius Sports Ltd. (a)(b)	56,760	217
Gray Television, Inc.	168,501	3,121
iHeartMedia, Inc. Class A (a)	29,128	466
Iridium Communications, Inc. (a)	31,200	1,114
Lions Gate Entertainment Corp. Class B (a)	105,800	1,330
Madison Square Garden Sports Corp. (a)	9,840	1,595
Magnite, Inc. (a)	343,860	3,318
Radius Global Infrastructure, Inc. Class A (a)	63,815	792
TechTarget, Inc. (a)	37,673	2,536
The Marcus Corp. (a)(b)	55,790	877
World Wrestling Entertainment, Inc. Class A	32,180	1,879
		20,019
Consumer Discretionary (9.2%):
1-800-Flowers.com, Inc. Class A (a)	46,591	475
Abercrombie & Fitch Co. (a)	52,300	1,809
Academy Sports & Outdoors, Inc.	65,152	2,434
Acushnet Holdings Corp.	34,650	1,412
Adtalem Global Education, Inc. (a)	32,081	940
Asbury Automotive Group, Inc. (a)	12,662	2,326
Big Lots, Inc. (b)	19,860	614
BJ's Restaurants, Inc. (a)	111,536	3,100
Bloomin' Brands, Inc.	96,623	2,125
Bright Horizons Family Solutions, Inc. (a)	5,377	614
Brinker International, Inc. (a)	36,500	1,326
Brunswick Corp.	27,487	2,078
Burlington Stores, Inc. (a)	5,471	1,114
Callaway Golf Co. (a)(b)	296,027	6,495
Carter's, Inc.	25,290	2,130
Cavco Industries, Inc. (a)	5,976	1,412
Chegg, Inc. (a)	93,536	2,314
Dana, Inc.	49,360	731
Dave & Buster's Entertainment, Inc. (a)	27,878	1,268
Dine Brands Global, Inc.	27,060	1,940
F45 Training Holdings, Inc. (a)	78,400	689
First Watch Restaurant Group, Inc. (a)	10,116	132
Five Below, Inc. (a)	6,460	1,015
Fox Factory Holding Corp. (a)	26,495	2,169
Gentherm, Inc. (a)	9,885	666
Green Brick Partners, Inc. (a)	23,884	471
Group 1 Automotive, Inc.	16,711	2,910
Kohl's Corp.	24,406	1,413
Kura Sushi USA, Inc. Class A (a)	22,050	1,106
Legacy Housing Corp. (a)	50,043	877
Life Time Group Holdings, Inc. (a)(b)	27,911	399
Lithia Motors, Inc.	1,759	498
Macy's, Inc.	119,717	2,894
MarineMax, Inc. (a)	37,054	1,516
Marriott Vacations Worldwide Corp.	11,344	1,694
Meritage Homes Corp. (a)	8,777	725
Motorcar Parts of America, Inc. (a)	15,142	230
Movado Group, Inc.	137,490	4,946
Overstock.com, Inc. (a)(b)	13,551	455

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Polaris, Inc. (b)	14,467	$1,373
Porch Group, Inc. (a)	241,367	893
Portillo's, Inc. Class A (a)(b)	54,160	1,128
Revolve Group, Inc. (a)	35,222	1,488
Signet Jewelers Ltd. (b)	8,736	613
Skyline Champion Corp. (a)	36,216	1,848
Steven Madden Ltd.	111,510	4,579
Stoneridge, Inc. (a)	36,192	713
Sweetgreen, Inc. Class A (a)(b)	26,002	702
Taylor Morrison Home Corp. (a)	38,492	1,008
The Goodyear Tire & Rubber Co. (a)	122,061	1,626
The Lovesac Co. (a)	5,650	248
ThredUp, Inc. Class A (a)(b)	247,744	1,633
Torrid Holdings, Inc. (a)(b)	94,088	551
Tri Pointe Homes, Inc. (a)	160,436	3,316
Udemy, Inc. (a)(b)	914	10
Victoria's Secret & Co. (a)	37,000	1,743
Visteon Corp. (a)	18,499	1,937
Winnebago Industries, Inc.	8,415	448
Wolverine World Wide, Inc.	127,750	2,532
		89,851
Consumer Staples (2.0%):
Albertsons Cos., Inc. Class A (b)	30,742	962
Celsius Holdings, Inc. (a)	17,265	898
Coty, Inc. Class A (a)	221,073	1,793
Edgewell Personal Care Co.	11,290	431
Performance Food Group Co. (a)	85,358	4,204
Sovos Brands, Inc. (a)	117,453	1,773
Spectrum Brands Holdings, Inc.	19,020	1,618
The Andersons, Inc.	27,109	1,362
The Beauty Health Co. (a)(b)	86,500	1,133
The Chefs' Warehouse, Inc. (a)(b)	6,300	230
The Simply Good Foods Co. (a)	41,550	1,730
The Vita Coco Co., Inc. (a)(b)	140,834	1,529
TreeHouse Foods, Inc. (a)	17,861	563
Universal Corp.	30,908	1,788
		20,014
Energy (6.9%):
Antero Resources Corp. (a)	178,003	6,266
Cactus, Inc. Class A	107,397	5,362
California Resources Corp.	63,212	2,542
Chesapeake Energy Corp.	36,860	3,023
Clean Energy Fuels Corp. (a)	24,550	144
CNX Resources Corp. (a)	65,279	1,342
Comstock Resources, Inc. (a)	112,380	1,914
CONSOL Energy, Inc. (a)	54,772	2,604
CVR Energy, Inc.	27,220	682
DHT Holdings, Inc.	70,555	397
Expro Group Holdings NV (a)	235,857	3,604
Frontline Ltd. (a)(b)	66,667	555
Green Plains, Inc. (a)(b)	131,306	3,686
Magnolia Oil & Gas Corp. Class A	150,254	3,492
Murphy Oil Corp.	9,480	361
New Fortress Energy, Inc.	17,325	672
Northern Oil and Gas, Inc.	88,370	2,207
Ovintiv, Inc.	105,640	5,408
PDC Energy, Inc.	92,706	6,465
Peabody Energy Corp. (a)	16,447	372
Plains GP Holdings LP Class A (b)	150,600	1,682

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
RPC, Inc. (a)	647,051	$6,691
SM Energy Co.	6,131	218
Talos Energy, Inc. (a)	187,147	3,400
Whiting Petroleum Corp.	38,000	2,776
World Fuel Services Corp.	44,375	1,075
		66,940
Financials (16.9%):
1st Source Corp.	10,419	451
Alleghany Corp. (a)	2,600	2,175
American Business Bank (a)	18,762	754
Ameris Bancorp	51,500	2,148
Apollo Commercial Real Estate Finance, Inc.	65,054	783
Artisan Partners Asset Management, Inc. Class A	42,500	1,366
Associated Banc-Corp.	38,896	776
Assured Guaranty Ltd.	25,300	1,395
Atlantic Union Bankshares Corp.	68,645	2,319
Axos Financial, Inc. (a)	7,191	272
B Riley Financial, Inc.	11,168	504
Banc of California, Inc.	91,300	1,647
Banner Corp.	60,843	3,267
Blackstone Mortgage Trust, Inc. Class A	113,862	3,420
Brighthouse Financial, Inc. (a)	25,097	1,289
Cathay General Bancorp	37,351	1,497
CNO Financial Group, Inc.	136,081	3,285
Coastal Financial Corp. (a)	30,605	1,256
Colony Bankcorp, Inc.	25,372	435
Customers Bancorp, Inc. (a)	42,226	1,776
Eagle Bancorp, Inc.	12,229	616
Eastern Bankshares, Inc.	137,880	2,642
Employers Holdings, Inc.	59,892	2,356
Enova International, Inc. (a)	33,408	1,249
Essent Group Ltd.	31,210	1,265
FB Financial Corp.	45,065	1,736
Federated Hermes, Inc.	161,980	4,613
First BanCorp/Puerto Rico	284,998	3,879
First Bancorp/Southern Pines NC	30,300	1,135
First Busey Corp.	265,319	5,962
First Merchants Corp.	54,800	2,148
First Western Financial, Inc. (a)	23,715	778
Flushing Financial Corp.	16,678	359
Genworth Financial, Inc. (a)	194,972	723
Globe Life, Inc.	27,050	2,653
Hagerty, Inc. Class A (a)(b)	67,417	641
Hancock Whitney Corp.	67,676	3,165
Heritage Financial Corp.	39,149	948
Home BancShares, Inc.	381,758	8,254
Hope Bancorp, Inc.	112,490	1,609
Horace Mann Educators Corp.	32,376	1,290
International Bancshares Corp.	35,244	1,402
James River Group Holdings Ltd.	160,843	3,814
Kemper Corp.	42,910	1,981
Kinsale Capital Group, Inc.	19,238	4,265
Ladder Capital Corp.	116,880	1,331
LendingTree, Inc. (a)	17,322	1,376
MGIC Investment Corp.	120,213	1,570
Morningstar, Inc.	7,019	1,777
Mr. Cooper Group, Inc. (a)	7,415	333
NMI Holdings, Inc. Class A (a)	68,401	1,257
OceanFirst Financial Corp.	34,413	645
Pacific Premier Bancorp, Inc.	60,400	1,894

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
PacWest Bancorp	61,700	$2,029
Palomar Holdings, Inc. (a)	27,508	1,498
Pennymac Mortgage Investment Trust	74,339	1,140
Pinnacle Financial Partners, Inc.	10,270	796
Piper Sandler Cos.	5,950	684
Primerica, Inc.	29,360	3,804
ProAssurance Corp.	54,119	1,330
Radian Group, Inc.	141,587	3,029
RLI Corp.	11,935	1,370
Sandy Spring Bancorp, Inc.	40,200	1,579
Silvercrest Asset Management Group, Inc. Class A	147,753	3,070
Silvergate Capital Corp. Class A (a)	15,950	1,866
SLM Corp.	58,747	983
South Plains Financial, Inc.	26,920	650
SouthState Corp.	50,368	3,901
Starwood Property Trust, Inc.	54,000	1,236
StepStone Group, Inc. Class A	76,336	1,956
Stifel Financial Corp.	145,728	9,013
Synovus Financial Corp.	127,407	5,293
Texas Capital Bancshares, Inc. (a)	75,857	3,896
The Bank of NT Butterfield & Son Ltd.	63,520	2,035
Tradeweb Markets, Inc. Class A	27,495	1,957
Trustmark Corp.	45,965	1,282
UMB Financial Corp.	14,630	1,319
United Community Banks, Inc.	80,000	2,411
Washington Federal, Inc.	30,210	919
White Mountains Insurance Group Ltd.	3,260	3,417
Wintrust Financial Corp.	21,797	1,903
		164,847
Health Care (14.4%):
4D Molecular Therapeutics, Inc. (a)(b)	7,121	85
Aerie Pharmaceuticals, Inc. (a)	117,021	832
Affimed NV (a)	216,493	814
Akero Therapeutics, Inc. (a)	14,961	157
Alkermes PLC (a)	29,253	844
Alpha Teknova, Inc. (a)(b)	24,008	270
American Well Corp. Class A (a)	333,422	1,044
Annexon, Inc. (a)	6,432	16
Apellis Pharmaceuticals, Inc. (a)	28,559	1,243
Arcus Biosciences, Inc. (a)(b)	28,137	681
Arrowhead Pharmaceuticals, Inc. (a)	20,444	841
Aurinia Pharmaceuticals, Inc. (a)	90,758	934
Avidity Biosciences, Inc. (a)	13,310	190
Beam Therapeutics, Inc. (a)	21,429	804
Bicycle Therapeutics PLC, ADR (a)	30,484	716
BioAtla, Inc. (a)	7,119	25
BioCryst Pharmaceuticals, Inc. (a)(b)	44,800	416
BioLife Solutions, Inc. (a)	97,037	1,230
BioMarin Pharmaceutical, Inc. (a)	2,993	244
Biomerica, Inc. (a)(b)	142,276	559
Blueprint Medicines Corp. (a)	28,880	1,685
Brookdale Senior Living, Inc. (a)	216,933	1,341
C4 Therapeutics, Inc. (a)	2,657	23
Cabaletta Bio, Inc. (a)(b)	37,005	51
Castle Biosciences, Inc. (a)	100,482	2,245
Catalyst Pharmaceuticals, Inc. (a)	49,371	376
Cerus Corp. (a)	74,444	344
ChemoCentryx, Inc. (a)	30,200	558
Codiak Biosciences, Inc. (a)	66,385	197
Collegium Pharmaceutical, Inc. (a)	17,343	279

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Community Health Systems, Inc. (a)	42,040	$322
CONMED Corp.	8,079	1,074
Corcept Therapeutics, Inc. (a)	47,487	1,021
CorVel Corp. (a)	26,630	4,130
Covetrus, Inc. (a)	44,076	608
CRISPR Therapeutics AG (a)(b)	12,732	632
CryoPort, Inc. (a)	16,960	383
CytoSorbents Corp. (a)(b)	182,996	384
Definitive Healthcare Corp. (a)	77,649	1,836
Dynavax Technologies Corp. (a)(b)	91,996	812
Evolent Health, Inc. Class A (a)	104,176	2,867
Fate Therapeutics, Inc. (a)	40,295	1,151
Fulgent Genetics, Inc. (a)	7,037	386
Fusion Pharmaceuticals, Inc. (a)	46,129	238
Gamida Cell Ltd. (a)(b)	91,069	232
Generation Bio Co. (a)	12,604	80
Genetron Holdings Ltd., ADR (a)(b)	58,392	100
Globus Medical, Inc. (a)	22,145	1,466
Haemonetics Corp. (a)	23,907	1,211
Halozyme Therapeutics, Inc. (a)	148,832	5,938
Health Catalyst, Inc. (a)	72,913	1,213
HealthEquity, Inc. (a)	34,592	2,156
Heska Corp. (a)(b)	11,100	1,219
Horizon Therapeutics PLC (a)	10,501	1,035
iCAD, Inc. (a)(b)	148,416	534
ICU Medical, Inc. (a)	6,202	1,327
IGM Biosciences, Inc. (a)(b)	8,560	143
Immunocore Holdings PLC, ADR (a)(b)	7,487	244
ImmunoGen, Inc. (a)	321,344	1,552
Inari Medical, Inc. (a)	9,555	771
Inmode Ltd. (a)	24,134	606
Insmed, Inc. (a)	50,096	1,101
Instil Bio, Inc. (a)(b)	11,208	79
Insulet Corp. (a)	5,671	1,355
Integer Holdings Corp. (a)	31,118	2,339
Intellia Therapeutics, Inc. (a)	35,866	1,759
IO Biotech, Inc. (a)(b)	914	7
Iovance Biotherapeutics, Inc. (a)	26,568	403
Ironwood Pharmaceuticals, Inc. (a)	46,005	552
iTeos Therapeutics, Inc. (a)	20,331	543
Kezar Life Sciences, Inc. (a)	22,050	262
Kiniksa Pharmaceuticals Ltd. Class A (a)	109,954	1,026
LHC Group, Inc. (a)	8,212	1,362
LianBio, ADR (a)(b)	160,058	613
Ligand Pharmaceuticals, Inc. (a)	18,736	1,740
Maravai LifeSciences Holdings, Inc. Class A (a)	11,840	364
Medpace Holdings, Inc. (a)	26,786	3,578
Merit Medical Systems, Inc. (a)	38,805	2,406
Mesa Laboratories, Inc.	7,884	1,684
ModivCare, Inc. (a)	9,834	1,022
Multiplan Corp. (a)(b)	118,553	525
Myriad Genetics, Inc. (a)	14,708	302
NanoString Technologies, Inc. (a)	35,628	669
Natera, Inc. (a)	64,446	2,263
Neogen Corp. (a)	90,024	2,377
NeoGenomics, Inc. (a)	65,126	615
Neurocrine Biosciences, Inc. (a)	3,574	322
Nupathe, Inc. (a)(c)(d)	133,709	—
Nurix Therapeutics, Inc. (a)	6,432	71
NuVasive, Inc. (a)	25,854	1,330
Olink Holding AB, ADR (a)(b)	78,025	1,130

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Omnicell, Inc. (a)	24,591	$2,685
OPKO Health, Inc. (a)(b)	139,487	377
Organogenesis Holdings, Inc. (a)	203,177	1,309
ORIC Pharmaceuticals, Inc. (a)	40,110	133
OrthoPediatrics Corp. (a)(b)	47,831	2,156
Oyster Point Pharma, Inc. (a)(b)	4,427	28
Pacific Biosciences of California, Inc. (a)(b)	155,237	984
Pacira BioSciences, Inc. (a)	29,387	2,191
Patterson Cos., Inc.	52,100	1,603
Pliant Therapeutics, Inc. (a)(b)	54,450	319
PMV Pharmaceuticals, Inc. (a)(b)	2,987	43
PolyPid Ltd. (a)	88,426	429
Prothena Corp. PLC (a)	21,065	614
Pulmonx Corp. (a)	20,261	488
Quanterix Corp. (a)	135,038	2,997
RadNet, Inc. (a)	35,019	683
Reata Pharmaceuticals, Inc. Class A (a)(b)	7,781	198
Recursion Pharmaceuticals, Inc. Class A (a)	2,280	14
Renalytix PLC, ADR (a)(b)	28,589	145
Repligen Corp. (a)	15,410	2,423
Revance Therapeutics, Inc. (a)	47,086	771
Select Medical Holdings Corp.	64,429	1,457
Semler Scientific, Inc. (a)	1,728	80
Shockwave Medical, Inc. (a)	5,500	831
SI-BONE, Inc. (a)	84,398	1,686
Silk Road Medical, Inc. (a)	30,241	1,060
Singular Genomics Systems, Inc. (a)	51,646	211
Sorrento Therapeutics, Inc. (a)(b)	221,235	334
STAAR Surgical Co. (a)	44,839	2,560
Stoke Therapeutics, Inc. (a)(b)	26,525	383
Supernus Pharmaceuticals, Inc. (a)	58,711	1,638
Sutro Biopharma, Inc. (a)	26,306	158
TCR2 Therapeutics, Inc. (a)	71,912	153
Tenet Healthcare Corp. (a)	46,931	3,403
TG Therapeutics, Inc. (a)	25,140	175
The Ensign Group, Inc.	59,558	4,784
Tivity Health, Inc. (a)	59,880	1,924
Turning Point Therapeutics, Inc. (a)	19,533	575
Veracyte, Inc. (a)	176,272	3,608
Vericel Corp. (a)	173,581	4,947
Xencor, Inc. (a)	27,432	685
Xenon Pharmaceuticals, Inc. (a)	40,483	1,145
Zai Lab Ltd., ADR (a)	8,110	324
Zimvie, Inc. (a)	59,360	1,336
		140,561
Industrials (17.2%):
AAON, Inc.	28,891	1,408
AAR Corp. (a)	46,300	2,175
ABM Industries, Inc.	74,060	3,575
Acacia Research Corp. (a)	80,154	376
AGCO Corp.	5,690	725
Alta Equipment Group, Inc. (a)	43,883	494
Altra Industrial Motion Corp.	93,419	3,643
Ameresco, Inc. Class A (a)	8,474	427
Apogee Enterprises, Inc.	19,193	844
Applied Industrial Technologies, Inc.	13,004	1,361
ArcBest Corp.	10,015	723
Archer Aviation, Inc. Class A (a)(b)	6,251	29
Arcosa, Inc.	30,099	1,611
Array Technologies, Inc. (a)(b)	350,548	2,289

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
ASGN, Inc. (a)	36,000	$4,084
Atkore, Inc. (a)	28,664	2,755
Atlas Air Worldwide Holdings, Inc. (a)	9,246	637
Axon Enterprise, Inc. (a)	11,897	1,335
Beacon Roofing Supply, Inc. (a)	36,839	2,197
Brady Corp. Class A	20,196	904
BWX Technologies, Inc.	46,245	2,401
CACI International, Inc. Class A (a)	5,790	1,536
Casella Waste Systems, Inc. (a)	49,151	4,042
Chart Industries, Inc. (a)	43,491	7,342
Clean Harbors, Inc. (a)	19,638	2,061
Columbus McKinnon Corp.	49,229	1,745
Construction Partners, Inc. Class A (a)	19,944	515
CoStar Group, Inc. (a)	14,000	891
Crane Co.	17,006	1,636
EMCOR Group, Inc.	53,194	5,664
Encore Wire Corp.	14,631	1,651
Enovix Corp. (a)	85,635	774
EnPro Industries, Inc.	18,169	1,694
ESCO Technologies, Inc.	5,933	371
Evoqua Water Technologies Corp. (a)	78,328	3,265
Exponent, Inc.	42,878	4,108
Finning International, Inc.	31,850	896
Forward Air Corp.	31,843	3,088
FTI Consulting, Inc. (a)	12,427	1,960
Gibraltar Industries, Inc. (a)	59,472	2,250
GMS, Inc. (a)	22,856	1,096
H&E Equipment Services, Inc.	25,280	897
Hawaiian Holdings, Inc. (a)	77,000	1,306
Hexcel Corp.	90,624	4,926
Hub Group, Inc. Class A (a)	23,482	1,577
Hudson Technologies, Inc. (a)	81,432	546
Hyster-Yale Materials Handling, Inc.	56,726	1,743
ICF International, Inc.	5,570	550
Kaman Corp.	17,540	684
Kirby Corp. (a)	29,524	1,925
Kornit Digital Ltd. (a)	98,834	6,572
Kratos Defense & Security Solutions, Inc. (a)	69,680	1,057
Landstar System, Inc.	26,601	4,120
Luxfer Holdings PLC	43,790	707
Matson, Inc.	3,691	317
Matthews International Corp. Class A	37,699	1,124
Maxar Technologies, Inc.	55,050	1,773
McGrath RentCorp	27,560	2,300
Meritor, Inc. (a)	31,985	1,149
MillerKnoll, Inc.	50,986	1,618
Mueller Industries, Inc.	24,294	1,316
NOW, Inc. (a)	531,014	5,788
nVent Electric PLC	44,600	1,507
Owens Corning	21,587	1,963
PGT Innovations, Inc. (a)	57,703	1,025
Primoris Services Corp.	85,605	1,984
Proto Labs, Inc. (a)	28,317	1,207
RBC Bearings, Inc. (a)	23,316	3,925
Regal Rexnord Corp.	3,757	478
Rush Enterprises, Inc. Class A	25,643	1,305
Saia, Inc. (a)	6,325	1,303
Sensata Technologies Holding PLC (a)	12,895	586
Shoals Technologies Group, Inc. Class A (a)	87,043	869
SkyWest, Inc. (a)	38,011	1,108
Terex Corp.	31,900	1,085

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The AZEK Co., Inc. (a)	28,036	$595
The Greenbrier Cos., Inc. (b)	33,068	1,412
Triton International Ltd.	22,372	1,367
Triumph Group, Inc. (a)	82,299	1,855
UFP Industries, Inc.	40,318	3,119
UniFirst Corp.	12,042	2,075
Univar Solutions, Inc. (a)	65,921	1,920
Veritiv Corp. (a)	4,573	643
Vicor Corp. (a)	23,112	1,399
Wabash National Corp.	137,238	1,964
Werner Enterprises, Inc.	34,934	1,384
WESCO International, Inc. (a)	18,339	2,260
WillScot Mobile Mini Holdings Corp. (a)	153,239	5,379
Zurn Water Solutions Corp.	64,251	2,006
		168,296
Information Technology (18.8%):
908 Devices, Inc. (a)(b)	131,340	2,331
ACV Auctions, Inc. Class A (a)	3,736	50
Advanced Energy Industries, Inc.	61,999	4,744
Airgain, Inc. (a)	149,402	1,265
Akoustis Technologies, Inc. (a)(b)	286,938	1,274
Allegro MicroSystems, Inc. (a)	138,054	3,356
Alteryx, Inc. Class A (a)	4,642	298
Ambarella, Inc. (a)	28,355	2,327
Amkor Technology, Inc.	38,317	721
Appian Corp. (a)(b)	592	28
Arteris, Inc. (a)	80,356	947
Avaya Holdings Corp. (a)	130,057	1,203
AXT, Inc. (a)	234,467	1,383
Azenta, Inc.	71,780	5,381
Belden, Inc.	48,211	2,489
Benchmark Electronics, Inc.	48,188	1,145
Blackline, Inc. (a)	22,658	1,519
BM Technologies, Inc. (a)(b)	7,293	55
C3.ai, Inc. Class A (a)(b)	9,016	153
CEVA, Inc. (a)	79,361	2,884
Ciena Corp. (a)	34,817	1,921
Conduent, Inc. (a)	204,000	1,149
Couchbase, Inc. (a)(b)	3,920	67
Coupa Software, Inc. (a)	2,550	220
CS Disco, Inc. (a)(b)	44,513	1,367
CyberArk Software Ltd. (a)	6,920	1,087
Datto Holding Corp. (a)	61,080	2,119
Diebold Nixdorf, Inc. (a)	140,581	576
Digital Turbine, Inc. (a)	159,052	5,034
Diodes, Inc. (a)	52,971	3,868
Domo, Inc. Class B (a)	14,009	580
DoubleVerify Holdings, Inc. (a)	3,802	83
Dropbox, Inc. Class A (a)	18,219	396
Ebix, Inc.	18,681	557
Elastic NV (a)	24,018	1,829
Endava PLC, ADR (a)	10,158	1,022
Enphase Energy, Inc. (a)	16,094	2,598
ePlus, Inc. (a)	108,843	6,147
Euronet Worldwide, Inc. (a)	52,511	6,388
EVERTEC, Inc.	111,121	4,378
ExlService Holdings, Inc. (a)	39,639	5,397
Expensify, Inc. Class A (a)(b)	64,009	962
Flywire Corp. (a)	11,529	352
ForgeRock, Inc. Class A (a)	3,915	80

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
FormFactor, Inc. (a)	124,878	$4,759
Freshworks, Inc. Class A (a)(b)	39,601	720
Globant SA (a)	7,173	1,549
Grid Dynamics Holdings, Inc. (a)	36,100	503
Harmonic, Inc. (a)	177,915	1,477
Infinera Corp. (a)(b)	158,000	1,215
Insight Enterprises, Inc. (a)	45,719	4,543
Intapp, Inc. (a)(b)	784	20
InterDigital, Inc.	10,034	570
JFrog Ltd. (a)	28,465	594
Kulicke & Soffa Industries, Inc.	38,539	1,789
Limelight Networks, Inc. (a)	1,015,587	3,626
LivePerson, Inc. (a)	23,383	529
Mitek Systems, Inc. (a)	95,139	1,063
Monday.com Ltd. (a)	392	51
Monolithic Power Systems, Inc.	2,580	1,012
Napco Security Technologies, Inc. (a)	117,523	2,057
NCR Corp. (a)	66,670	2,335
NetScout Systems, Inc. (a)	42,553	1,311
New Relic, Inc. (a)	25,081	1,587
Nutanix, Inc. Class A (a)	71,334	1,785
Onto Innovation, Inc. (a)	27,388	1,948
OSI Systems, Inc. (a)	26,342	2,084
PagerDuty, Inc. (a)	46,731	1,335
Paylocity Holding Corp. (a)	1,050	199
Perficient, Inc. (a)	82,845	8,236
Ping Identity Holding Corp. (a)	37,086	969
Plexus Corp. (a)	15,791	1,281
Power Integrations, Inc.	24,997	2,000
Progress Software Corp.	45,096	2,164
PROS Holdings, Inc. (a)	82,560	2,306
PTC, Inc. (a)	17,744	2,027
Pure Storage, Inc. Class A (a)	108,983	3,193
Qualys, Inc. (a)	14,389	1,961
Radware Ltd. (a)	78,914	2,281
Rapid7, Inc. (a)	43,915	4,195
Sanmina Corp. (a)	37,664	1,540
Shift4 Payments, Inc. Class A (a)(b)	15,165	796
ShotSpotter, Inc. (a)	15,784	433
Sierra Wireless, Inc. (a)	31,850	500
Silicon Laboratories, Inc. (a)	10,396	1,403
Silicon Motion Technology Corp., ADR	8,656	657
SiTime Corp. (a)	7,388	1,245
Smartsheet, Inc. Class A (a)	31,586	1,527
Sprout Social, Inc. Class A (a)	19,515	1,196
SPS Commerce, Inc. (a)	9,661	1,156
Stratasys Ltd. (a)	16,378	318
Switch, Inc. Class A	35,235	1,052
TaskUS, Inc. Class A (a)(b)	16,733	483
Telos Corp. (a)	17,129	133
Ultra Clean Holdings, Inc. (a)	6,324	197
Varonis Systems, Inc. (a)	32,940	1,423
Veeco Instruments, Inc. (a)	131,373	3,011
Verint Systems, Inc. (a)	90,460	4,936
Veritone, Inc. (a)(b)	46,950	508
Verra Mobility Corp. (a)	117,410	1,647
Vishay Intertechnology, Inc.	59,251	1,104
Vizio Holding Corp. Class A (a)	62,686	454
Western Digital Corp. (a)	25,741	1,366
WNS Holdings Ltd., ADR (a)	60,214	4,719
Workiva, Inc. (a)	3,290	318

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Yext, Inc. (a)	51,498	$298
Zeta Global Holdings Corp. Class A (a)(b)	58,783	637
		184,061
Materials (3.7%):
AdvanSix, Inc.	57,050	2,541
Allegheny Technologies, Inc. (a)	41,053	1,116
Avient Corp.	38,000	1,871
CF Industries Holdings, Inc.	7,885	764
Commercial Metals Co.	39,979	1,639
Compass Minerals International, Inc.	12,260	725
Constellium SE (a)	61,860	1,032
Eagle Materials, Inc.	16,751	2,066
FMC Corp.	6,070	805
Franco-Nevada Corp.	11,433	1,728
Graphic Packaging Holding Co.	122,480	2,670
Intrepid Potash, Inc. (a)	9,590	734
Materion Corp.	15,605	1,329
Methanex Corp.	29,043	1,457
Minerals Technologies, Inc.	12,339	785
Neo Performance Materials, Inc.	31,974	321
O-I Glass, Inc. (a)	127,465	1,718
Olin Corp.	37,600	2,158
Schnitzer Steel Industries, Inc.	40,500	1,848
Schweitzer-Mauduit International, Inc.	32,830	826
Summit Materials, Inc. Class A (a)	138,674	3,855
Trinseo PLC	12,541	595
UFP Technologies, Inc. (a)	28,562	1,961
Victoria Gold Corp. (a)	69,920	762
Warrior Met Coal, Inc.	19,741	673
Worthington Industries, Inc.	6,528	311
		36,290
Real Estate (5.1%):
Alexander & Baldwin, Inc.	55,200	1,170
American Assets Trust, Inc.	30,105	1,102
Apple Hospitality REIT, Inc.	122,420	2,166
Broadstone Net Lease, Inc.	58,805	1,217
CareTrust REIT, Inc.	76,568	1,241
CoreCivic, Inc. (a)	35,038	436
Corporate Office Properties Trust	22,840	610
Cushman & Wakefield PLC (a)	55,460	993
DiamondRock Hospitality Co. (a)	250,593	2,661
DigitalBridge Group, Inc. (a)	77,273	538
Easterly Government Properties, Inc.	81,125	1,545
Equity Commonwealth (a)	111,480	2,920
Essential Properties Realty Trust, Inc.	65,500	1,572
Four Corners Property Trust, Inc.	95,250	2,616
Global Medical REIT, Inc.	49,356	728
Hudson Pacific Properties, Inc.	66,600	1,550
Industrial Logistics Properties Trust	46,222	747
Innovative Industrial Properties, Inc.	6,703	969
Kennedy-Wilson Holdings, Inc.	75,360	1,699
Kite Realty Group Trust	31,577	704
LXP Industrial Trust	245,007	3,075
Physicians Realty Trust	71,125	1,219
Piedmont Office Realty Trust, Inc. Class A	78,029	1,256
PotlatchDeltic Corp.	9,545	529
Retail Opportunity Investments Corp.	37,702	702
Rexford Industrial Realty, Inc.	16,128	1,259
Sabra Health Care REIT, Inc.	133,300	1,557

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
SITE Centers Corp.	143,000	$2,274
STAG Industrial, Inc.	66,600	2,485
Summit Hotel Properties, Inc. (a)	224,542	2,216
Sunstone Hotel Investors, Inc. (a)	126,500	1,550
Terreno Realty Corp.	5,082	370
The Macerich Co.	35,057	440
UMH Properties, Inc.	70,429	1,656
Urban Edge Properties	40,555	758
Veris Residential, Inc. (a)	90,196	1,444
		49,974
Utilities (2.1%):
ALLETE, Inc.	29,366	1,743
Avista Corp.	35,204	1,428
Black Hills Corp.	59,810	4,381
Clearway Energy, Inc. Class C	23,156	707
NorthWestern Corp. (b)	85,907	4,870
ONE Gas, Inc.	49,710	4,194
Portland General Electric Co.	76,320	3,612
		20,935
Total Common Stocks (Cost $914,521)		961,788

Rights (0.0%)(f)
Health Care (0.0%):
Flexion Therapeutics, Inc. (a)(c)(d)	58,207	36
Total Rights (Cost $36)		36

Exchange-Traded Funds (0.2%)
iShares Russell 2000 ETF	8,487	1,570
Total Exchange-Traded Funds (Cost $1,619)		1,570

Collateral for Securities Loaned (4.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 0.31% (g)	2,679,470	2,679
HSBC U.S. Government Money Market Fund, I Shares, 0.31% (g)	16,448,861	16,449
Invesco Government & Agency Portfolio, Institutional Shares, 0.36% (g)	20,822,914	20,823
Total Collateral for Securities Loaned (Cost $39,951)		39,951
Total Investments (Cost $956,127) — 102.7%		1,003,345
Liabilities in excess of other assets — (2.7)%		(25,911)
NET ASSETS - 100.00%		$977,434

At April 30, 2022, the Fund's investments in foreign securities were 6.0% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security was fair valued based using significant unobservable inputs as of April 30, 2022.
(d)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At April 30, 2022, illiquid securities were less than 0.05% of the Fund's net assets.
(e)	Rounds to less than $1 thousand.
(f)	Amount represents less than 0.05% of net assets.
(g)	Rate disclosed is the daily yield on April 30, 2022.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
LP—Limited Partnership
PLC—Public Limited Company
REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Value Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.8%)
Communication Services (4.7%):
Alphabet, Inc. Class A (a)	5,818	$13,278
AT&T, Inc.	233,667	4,407
Comcast Corp. Class A	162,653	6,467
DISH Network Corp. Class A (a)	62,169	1,772
Meta Platforms, Inc. Class A (a)	61,294	12,288
Omnicom Group, Inc.	78,472	5,974
Playtika Holding Corp. (a)	84,359	1,483
Verizon Communications, Inc.	137,885	6,384
World Wrestling Entertainment, Inc. Class A (b)	29,327	1,712
		53,765
Consumer Discretionary (5.8%):
AutoNation, Inc. (a)	37,726	4,373
Best Buy Co., Inc.	56,198	5,054
Deckers Outdoor Corp. (a)	9,033	2,400
Dick's Sporting Goods, Inc. (b)	48,119	4,640
Ford Motor Co.	109,911	1,556
General Motors Co. (a)	43,666	1,655
Gentex Corp.	59,489	1,746
LKQ Corp.	352,290	17,484
PulteGroup, Inc.	102,674	4,288
Target Corp.	52,143	11,922
Tempur Sealy International, Inc.	50,562	1,371
The Home Depot, Inc.	8,125	2,441
Ulta Beauty, Inc. (a)	10,866	4,312
Yum! Brands, Inc.	29,389	3,439
		66,681
Consumer Staples (7.0%):
Altria Group, Inc.	89,058	4,949
Colgate-Palmolive Co.	45,469	3,503
Herbalife Nutrition Ltd. (a)	49,947	1,327
Keurig Dr Pepper, Inc.	408,192	15,266
Lamb Weston Holdings, Inc.	101,800	6,729
Mondelez International, Inc. Class A	140,100	9,034
Philip Morris International, Inc.	73,731	7,373
The Kroger Co.	115,786	6,248
The Procter & Gamble Co.	66,949	10,749
Tyson Foods, Inc. Class A	38,695	3,605
U.S. Foods Holding Corp. (a)	129,100	4,857
Walmart, Inc.	50,868	7,782
		81,422
Energy (6.6%):
Chevron Corp.	57,442	8,999
ConocoPhillips	78,503	7,499
Continental Resources, Inc. (b)	79,887	4,439
Coterra Energy, Inc.	180,053	5,184
Enterprise Products Partners LP	446,924	11,580
EOG Resources, Inc.	64,520	7,533
Hess Corp.	78,700	8,112
Marathon Oil Corp.	332,400	8,283
Pioneer Natural Resources Co.	32,200	7,486
Valero Energy Corp.	62,400	6,956
		76,071
Financials (17.8%):
Aflac, Inc.	83,416	4,778

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Value Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
American Financial Group, Inc.	19,112	$2,647
Ameriprise Financial, Inc.	13,315	3,535
Berkshire Hathaway, Inc. Class B (a)	9,005	2,907
Capital One Financial Corp.	26,911	3,354
Cboe Global Markets, Inc.	124,600	14,077
Citigroup, Inc.	97,796	4,715
Comerica, Inc.	176,000	14,414
Commerce Bancshares, Inc.	13,682	935
Discover Financial Services	27,603	3,104
Evercore, Inc.	20,653	2,184
Everest Re Group Ltd.	7,556	2,076
Fairfax Financial Holdings Ltd.	35,300	19,398
Interactive Brokers Group, Inc.	133,300	7,939
JPMorgan Chase & Co.	97,407	11,627
KeyCorp	239,600	4,627
LPL Financial Holdings, Inc.	16,296	3,062
M&T Bank Corp.	16,593	2,765
MetLife, Inc.	49,857	3,275
MGIC Investment Corp.	325,334	4,249
OneMain Holdings, Inc.	45,937	2,110
Popular, Inc.	14,281	1,114
Primerica, Inc.	24,633	3,191
Principal Financial Group, Inc.	17,266	1,177
Regions Financial Corp.	239,560	4,964
S&P Global, Inc.	8,434	3,175
SEI Investments Co.	28,174	1,570
State Street Corp.	38,800	2,598
Synchrony Financial	74,965	2,759
T. Rowe Price Group, Inc.	26,128	3,215
The Allstate Corp.	47,645	6,029
The Goldman Sachs Group, Inc.	12,517	3,824
The Progressive Corp.	248,477	26,676
U.S. Bancorp	102,474	4,976
Wells Fargo & Co.	111,908	4,883
Western Alliance Bancorp	10,533	802
Willis Towers Watson PLC	75,800	16,286
		205,017
Health Care (20.9%):
AbbVie, Inc.	112,914	16,585
Amgen, Inc.	18,065	4,213
Anthem, Inc.	7,669	3,849
Biogen, Inc. (a)	19,313	4,006
Bristol-Myers Squibb Co.	79,721	6,001
Cigna Corp.	76,156	18,794
Eli Lilly & Co.	11,326	3,309
Gilead Sciences, Inc.	81,432	4,832
HCA Healthcare, Inc.	12,662	2,717
Hologic, Inc. (a)	31,737	2,285
Humana, Inc.	53,480	23,775
IDEXX Laboratories, Inc. (a)	7,412	3,191
Jazz Pharmaceuticals PLC (a)	17,849	2,860
Johnson & Johnson	133,185	24,034
Laboratory Corp. of America Holdings (a)	11,503	2,764
McKesson Corp.	23,195	7,181
Medtronic PLC	158,259	16,516
Merck & Co., Inc.	259,917	23,052
Moderna, Inc. (a)	16,700	2,245
Pfizer, Inc.	156,298	7,669
Quest Diagnostics, Inc.	13,887	1,859
Quidel Corp. (a)	19,212	1,933

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Value Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	7,914	$5,216
Royalty Pharma PLC Class A	83,026	3,535
Sotera Health Co. (a)(b)	536,800	10,940
Thermo Fisher Scientific, Inc.	4,446	2,458
UnitedHealth Group, Inc.	50,735	25,801
Universal Health Services, Inc. Class B	24,354	2,984
Waters Corp. (a)	15,193	4,604
Zoetis, Inc.	10,775	1,910
		241,118
Industrials (10.9%):
3M Co.	49,786	7,180
Booz Allen Hamilton Holding Corp.	44,675	3,647
CACI International, Inc. Class A (a)	14,148	3,754
Cintas Corp.	10,828	4,302
Cummins, Inc.	23,655	4,475
Emerson Electric Co.	43,722	3,943
Fastenal Co.	62,974	3,483
Graco, Inc.	31,438	1,950
Honeywell International, Inc.	14,175	2,743
Huntington Ingalls Industries, Inc.	22,044	4,690
Johnson Controls International PLC	81,200	4,861
L3Harris Technologies, Inc.	25,300	5,876
Leidos Holdings, Inc.	131,983	13,662
Lockheed Martin Corp.	12,721	5,497
ManpowerGroup, Inc.	33,492	3,021
Masco Corp.	71,631	3,774
MasTec, Inc. (a)	33,204	2,391
MSC Industrial Direct Co., Inc.	66,485	5,509
Otis Worldwide Corp.	69,262	5,045
PACCAR, Inc.	30,300	2,516
Parker-Hannifin Corp.	19,700	5,335
Raytheon Technologies Corp.	65,467	6,214
Robert Half International, Inc.	37,944	3,730
Sensata Technologies Holding PLC (a)	146,200	6,639
Union Pacific Corp.	26,547	6,220
United Parcel Service, Inc. Class B	13,398	2,411
W.W. Grainger, Inc.	5,896	2,948
		125,816
Information Technology (9.9%):
Amdocs Ltd.	30,285	2,413
CDW Corp.	16,910	2,759
Cisco Systems, Inc.	194,250	9,514
Cognizant Technology Solutions Corp. Class A	42,820	3,464
Dell Technologies, Inc. Class C	45,465	2,137
Euronet Worldwide, Inc. (a)	75,200	9,148
Fair Isaac Corp. (a)	5,202	1,943
Fidelity National Information Services, Inc.	133,600	13,247
FleetCor Technologies, Inc. (a)	50,348	12,563
Fortinet, Inc. (a)	6,035	1,744
Global Payments, Inc.	76,300	10,452
HP, Inc.	43,339	1,588
Intel Corp.	156,439	6,819
International Business Machines Corp.	28,711	3,796
Lumentum Holdings, Inc. (a)	54,730	4,445
Micron Technology, Inc.	59,756	4,075
Oracle Corp.	33,091	2,429
Qorvo, Inc. (a)	30,410	3,460
Skyworks Solutions, Inc.	16,366	1,854
Texas Instruments, Inc.	25,653	4,367

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Value Fund	April 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Western Union Co.	116,205	$1,948
Ubiquiti, Inc. (b)	8,776	2,477
VMware, Inc. Class A	26,195	2,830
Vontier Corp.	151,547	3,883
Zebra Technologies Corp. (a)	4,153	1,535
		114,890
Materials (4.9%):
Celanese Corp.	17,567	2,581
Dow, Inc.	50,037	3,328
Freeport-McMoRan, Inc.	113,500	4,603
International Paper Co.	31,421	1,454
Louisiana-Pacific Corp.	81,059	5,230
LyondellBasell Industries NV Class A	53,688	5,693
Newmont Corp.	122,200	8,902
Nucor Corp.	20,735	3,209
PPG Industries, Inc.	29,400	3,763
Reliance Steel & Aluminum Co.	18,388	3,645
Sealed Air Corp.	227,929	14,635
		57,043
Real Estate (3.4%):
Alexandria Real Estate Equities, Inc.	13,419	2,444
AvalonBay Communities, Inc.	11,824	2,690
Brixmor Property Group, Inc.	95,340	2,420
Gaming and Leisure Properties, Inc.	63,205	2,805
Healthpeak Properties, Inc.	77,404	2,539
Host Hotels & Resorts, Inc.	605,000	12,312
Prologis, Inc.	28,617	4,587
Realty Income Corp.	36,593	2,538
Ventas, Inc.	54,737	3,041
VICI Properties, Inc.	129,385	3,857
		39,233
Utilities (5.9%):
Constellation Energy Corp.	105,199	6,229
Evergy, Inc.	43,728	2,967
Exelon Corp.	261,441	12,230
FirstEnergy Corp.	120,760	5,230
NRG Energy, Inc.	99,048	3,556
PPL Corp.	132,334	3,746
The AES Corp.	156,628	3,198
UGI Corp.	125,387	4,301
Vistra Corp.	1,048,871	26,243
		67,700
Total Common Stocks (Cost $992,221)		1,128,756

Collateral for Securities Loaned (1.1%)^
Invesco Government & Agency Portfolio, Institutional Shares, 0.36% (c)	13,210,074	13,210
Total Collateral for Securities Loaned (Cost $13,210)		13,210
Total Investments (Cost $1,005,431) — 98.9%		1,141,966
Other assets in excess of liabilities — 1.1%		12,807
NET ASSETS - 100.00%		$1,154,773

At April 30, 2022, the Fund's investments in foreign securities were 5.9% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on April 30, 2022.

LP—Limited Partnership
PLC—Public Limited Company